As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-73850
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 26	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 221	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® and
Jackson National Separate Account - I

May 1, 2010

The Contracts offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

•
4 Fixed Account options, including 2 Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and 2 DCA+ Fixed Account options (used for certain dollar cost averaging transfers), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson®)(“we” or “us”), as may be made available by us, or as may be otherwise limited by us;

•
A Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us.  The GMWB Fixed Account offers a minimum interest rate that is guaranteed by Jackson and is an account to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas;

•
98 Investment Divisions of Jackson National Separate Account - I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, or recently underwent name changes.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

In addition, the JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

•	A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

▪	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;

▪
receive income payments in the income phase on a fixed, variable, or fixed and variable basis; receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us (compounded at 2%); and

▪	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies;

•	A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

▪	4 types of optional death benefits;

▪	a “Contract Enhancement” (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year); and

▪
4 Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)).  Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date.

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.
Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Effective September 30, 2002, Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.

Please read this prospectus before you purchase a Contract.  It contains important information about the Contract that you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations.You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated April 6, 2009, by calling us at (800) 873-5654 or by writing us at:  Annuity Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814.  The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is legally a part of this prospectus.  The Table of Contents of the SAI appears at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

TABLE OF CONTENTS
KEY FACTS	1
FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	4
Total Annual Fund Operating Expenses	10
EXAMPLE	13
CONDENSED FINANCIAL INFORMATION	14
THE ANNUITY CONTRACT	14
JACKSON	14
THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT	14
The Guaranteed Fixed Account	15
The GMWB Fixed Account	15
THE SEPARATE ACCOUNT	15
INVESTMENT DIVISIONS	16
JNL Series Trust	16
JNL Variable Fund LLC	25
Voting Privileges	27
Substitution	27
CONTRACT CHARGES	27
Mortality and Expense Risk Charges	28
Annual Contract Maintenance Charge	28
Administration Charge	28
Transfer Charge	28
Withdrawal Charge	28
Earnings Protection Benefit (“EarningsMax”) Charge	29
Contract Enhancement Charge	29
Contract Enhancement Recapture Charge	29
Guaranteed Minimum Income Benefit (“FutureGuard”) Charge	30
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	30
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge (“SafeGuard Max”)	31
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	31
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	32
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	33
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	33
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	34
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	35
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	35
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	36
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	37
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	37
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	38
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	39
Death Benefit Charges	40
Commutation Fee	40
Other Expenses	40
Premium Taxes	40
Income Taxes	40
DISTRIBUTION OF CONTRACTS	41
PURCHASES	42
Minimum Initial Premium	42
Minimum Additional Premiums	42
Maximum Premiums	42
Allocations of Premium	43
Optional Contract Enhancement	43
Capital Protection Program	44
Accumulation Units	44
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	45
Restrictions on Transfers: Market Timing	45
TELEPHONE AND INTERNET TRANSACTIONS	46
The Basics	46
What You Can Do and How	46
What You Can Do and When	46
How to Cancel a Transaction	46
Our Procedures	46
ACCESS TO YOUR MONEY	46
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	47
Guaranteed Minimum Withdrawal Benefit Considerations	47
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	48
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	49
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	53
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	58
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	62
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	66
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	70
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	77
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	84
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	92
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	101
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	111
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	120
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	129
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	140
Systematic Withdrawal Program	152
Suspension of Withdrawals or Transfers	152
INCOME PAYMENTS (THE INCOME PHASE)	152
Variable Income Payments	153
Income Options	153
Guaranteed Minimum Income Benefit (“FutureGuard”)	154
DEATH BENEFIT	155
Basic Death Benefit	156
Earnings Protection Benefit (“EarningsMax”)	156
Optional Death Benefits	157
5% Compounded Death Benefit	157
Maximum Anniversary Value Death Benefit	157
Combination Death Benefit	158
Special Spousal Continuation Option	158
Death of Owner On or After the Income Date	159
Death of Annuitant	159
TAXES	159
Contract Owner Taxation	159
Tax-Qualified and Non-Qualified Contracts	159
Non-Qualified Contracts – General Taxation	159
Non-Qualified Contracts – Aggregation of Contracts	160
Non-Qualified Contracts – Withdrawals and Income Payments	160
Non-Qualified Contracts – Required Distributions	160
Tax-Qualified Contracts – Withdrawals and Income Payments	160
Withdrawals – Tax-Sheltered Annuities	160
Withdrawals – Roth IRAs	161
Constructive Withdrawals – Investment Adviser Fees	161
Extension of Latest Income Date	161
Death Benefits	161
IRS Approval	161
Assignment	161
Diversification	161
Owner Control	161
Withholding	162
Jackson Taxation	162
OTHER INFORMATION	162
Dollar Cost Averaging	162
Dollar Cost Averaging Plus (DCA+)	162
Earnings Sweep	162
Rebalancing	163
Free Look	163
Advertising	163
Restrictions Under the Texas Optional Retirement Program (ORP)	163
Modification of Your Contract	163
Legal Proceedings	163
PRIVACY POLICY	164
Collection of Nonpublic Personal Information	164
Disclosure of Current and Former Customer Nonpublic Personal Information	164
Security to Protect the Confidentiality of Nonpublic Personal Information	164
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	165
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets Methodology)	E-1
APPENDIX F (Accumulation Unit Values)	F-1

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to one of our fixed account options (the “Fixed Account”), including two Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and two DCA+ Fixed Account options (used in connection with certain dollar cost averaging transfers), as may be made available by us, or as may be otherwise limited by us.  There may be periods when we do not offer any Fixed Account, or impose special transfer requirements on the Fixed Account.  In addition to the Fixed Account, if you elected the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account; or

•
on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the “Investment Divisions”).  (We refer to the Fixed Account, GMWB Fixed Account and the Investment Divisions together as “Allocation Options.”)

Regardless of which Allocation Option(s) you use, investment earnings on your premiums for non-qualified Contracts will be tax deferred.  Tax deferral on qualified Contracts is derived from their status as qualified Contracts.  See “TAXES” for information on the tax treatment of investment earnings.  Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you).  We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•	an Earnings Protection Benefit Endorsement (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

•
three additional types of Optional Death Benefit Endorsements (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances.  See “Optional Contract Enhancement” at page 43 below;

•
4 Guaranteed Minimum Withdrawal Benefits (GMWB)(that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit (GMIB)(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state.

Allocation Options
Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value to more than 18 Allocation Options at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.

Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases
Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract).  You are permitted to make subsequent premium payments at any time during the accumulation phase.  Each subsequent payment must be at least $500 ($50 under an automatic payment plan).  The Investment Divisions and Guaranteed Fixed Account have initial and subsequent allocation minimums of $100.  We reserve the right to refuse any premium payment.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.  We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment.  We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract.  You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.

Death Benefit
If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes (“Net Premiums”) compounded at 2%.  All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.  If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.

Free Look
If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, minus any Contract Enhancement recapture charge.  This may be more or less than your original payment.  If required by your state, we instead will return your premium.  During the free look period your assets will be allocated according to your allocation options.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Taxes
Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as “tax-deferral”).  There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.  Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses
Your Contract has insurance features and investment features, and there are costs related to each.  If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB).  While the charge is deducted from your Contract Value, it is based on the GWB.  For more information, including how the GWB is calculated, please see “Contract Charges.”  Each Fund has its own expenses.  The Contract's charges and Fund expenses are described in the following Fee Tables.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer Contract Value between Allocation Options.  State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge 3 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
Withdrawal charges are deducted: on the Income Date if that date is within one year of the Issue Date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

2
Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.
4
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery).  Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge		$35 5

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.65%

Mortality And Expense Risk Charge	1.50%6

Administration Charge	0.15%7

Total Separate Account Annual Expenses for Base Contract		1.65% 8

5	This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.
6	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.
7
If the initial premium equals $1,000,000 or more, we will waive the Administration Charge.  However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the contract value falling substantially below $1,000,000, as determined by us.

8	Starting in the seventh Contract Year, or upon annuitization if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

Optional Endorsements – A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below9:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”)	0.30%

2% Contract Enhancement Maximum Annual Charge 10	0.65%

The following optional death benefit endorsement charges are based on average daily net asset value.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below9:

5% Compounded Death Benefit Maximum Annual Charge	0.15%
Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%
Combination Death Benefit Maximum Annual Charge	0.25%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below9:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”) 11	0.40%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 12	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“SafeGuard MaxSM”) 13	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 14	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 15	1.62%

5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 16	0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 17	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 18	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 19	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 20	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 21	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6SM GMWB”) 22	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (“LifeGuard Freedom 6 GMWB With Joint Option”) 23	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 24	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard Select With Joint Option”) 25	1.86%

9
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

10	This charge is only deducted for the first three Contract Years.
11
On a calendar quarter basis, the charge is 0.10% of the GMIB Benefit Base.  The GMIB Benefit Base is the greater of (a) or (b), where:

(0) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant’s 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, subject to certain adjustments after that Contract Anniversary.
This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis.  When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units.  The GMIB Benefit Base is defined beginning on page 154 below.

12
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State).  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is expressed as an annual percentage and depends on:

• When the endorsement is added to the Contract.
• The endorsement’s availability – on and after, or before January 17, 2006, or before February 23, 2005.
• The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
• The frequency of deduction – quarterly, monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%		0.70%	0.70%
Current Annual Charge	0.50%	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB		Investment Divisions	Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 30.  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 49.

13
The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 53.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

14
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 58.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.
For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

15
The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 62.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.
For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

16
The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0175%  (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.
The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 66.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

17
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable quarterly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.15%÷4	1.17%÷12	0.70%÷4	0.72%÷12
55 – 59	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
60 – 64	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
65 – 69	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
70 – 74	0.90%÷4	0.90%÷12	0.55%÷4	0.57%÷12
75 – 80	0.65%÷4	0.66%÷12	0.40%÷4	0.42%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 33.  For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 70.

18
1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 34.  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 77.

19
1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45-85	1.70%÷4	1.71%÷12	1.15%÷4	1.17%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 35.  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 84.

20
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 35.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 92.

21
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Bonus and Annual Step-Up
	Annual Charge	Maximum		Current
	Ages 45-80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
	Charge Basis	GWB
	Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 36.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 100.

22
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 37.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 111.

23
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 37.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 120.

24
1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%÷4	1.50%÷12	0.85%÷4	0.87%÷12
For endorsements purchased before September 28, 2009	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 38.  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 129.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

25
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%÷4	1.86%÷12	1.05%÷4	1.05%÷12
For endorsements purchased before September 28, 2009	1.50%÷4	1.50%÷12	0.80%÷4	0.81%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 39.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 140.  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/AIM Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/AIM International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/AIM Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/AIM Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Credit Suisse Commodity Securities Fund	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Credit Suisse Long/Short	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Ivy Asset Strategy Fund	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management DowSM 10	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund,  JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,738	$2,834	$3,402	$6,257

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,738	$2,834	$3,402	$6,257

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$738	$2,159	$3,402	$6,257
The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.

Your Contract Value may be allocated to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  An assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract value allocated to a Guaranteed Fixed Account option and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Guaranteed Fixed Account options and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Guaranteed Fixed Account options and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Guaranteed Fixed Account options and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE GUARANTEED FIXED ACCOUNT

Each available Guaranteed Fixed Account offers a minimum interest rate that we guarantee for a specified period (for example, one and three years).  We guarantee principal and interest of any Contract Values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration.  The value of a Guaranteed Fixed Account may be reduced by an “Excess Interest Adjustment” and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due.  Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

The DCA+ Fixed Account options, if available, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account.  DCA+ Fixed Account is only available for new premiums.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option.  If you elected to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Guaranteed Fixed Account options and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 129.  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 140.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Allocation Options at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 36%) and non-traditional asset classes (approximately 65%).

JNL/AIM Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets  in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/AIM International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S. emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/AIM Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/AIM Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advises, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Credit Suisse Commodity Securities Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

JNL/Credit Suisse Long/Short Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks total return by employing a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index. This quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion , with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing normally, at least 80% of its assets in securities of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.  '

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P Midcap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Management S&P® 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index.

JNL/Mellon Capital Management Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each “Stock Selection Date.”

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by us.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges.  To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years.  Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, this charge will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued).  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.  If the initial premium equals $1,000,000 or more, we will waive the administration charge.  However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

•
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amounts, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

•	amounts withdrawn in a total withdrawal, or

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are:  the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge. If you select the Contract Enhancement, then for a period of three Contract Years, a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be imposed.  This charge will also be assessed against any amounts allocated to the Guaranteed Fixed Account and the GMWB Fixed Account, resulting in a credited interest rate of 0.65% less than the annual credited interest rate that would apply to the Guaranteed Fixed Account or the GMWB Fixed Account if the Contract Enhancement had not been elected (and assuming no withdrawals).

Contract Enhancement Recapture Charge. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments.  Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period.  The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•
if permitted by your state, withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account  if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Income Benefit (“FutureGuard”) Charge. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.40% annually).  This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction.  The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date.  The actual deduction of the charge will be reflected in your quarterly statement.  The GMIB Benefit Base is explained beginning on page 154 below.  You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 49.  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.50% ÷ 4	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 52.)

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 49.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge (“SafeGuard Max”). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually).  In Washington State, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month.  In Washington State, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 53.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 53.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 58.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 61.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 58.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually).  In Washington State, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 62.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 66.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).
We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 62.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually).  In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 66.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 69.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 66.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 70.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.15% ÷ 4	1.17% ÷ 12	0.70% ÷ 4	0.72% ÷ 12
55 – 59	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
60 – 64	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
65 – 69	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
70 – 74	0.90% ÷ 4	0.90% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
75 – 80	0.65% ÷ 4	0.66% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 76.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 70.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 70.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 83.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 84.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.70% ÷ 4	1.71% ÷ 12	1.15% ÷ 4	1.17% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For more information about conversion privileges under this GMWB, please see “Conversion” beginning on page 91.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 84.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 84.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 92.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 92.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 92.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 100.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 100.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 100.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111.

Annual Charge	Maximum		Current
Ages 45-80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 118.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 120.

Annual Charge	Maximum		Current
Ages45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 127.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 120.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 129.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
For endorsements purchased before September 28, 2009	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 135.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 138.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 129.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”)” beginning on page 140.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85% ÷ 4	1.86% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
For endorsements purchased before September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 147.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 150.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 140.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the 5% Compounded Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 10.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  There is a $100 minimum balance requirement for each Investment Division and Guaranteed Fixed Account.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account and GMWB Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Maryland.

Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value among more than 18 Allocation Options at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 129.  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 140.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment.  There is a charge, described above, that is assessed against the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account for the Contract Enhancement.  We will also impose a Contract Enhancement recapture charge during the first three Contract Years if you:

•	make withdrawals in excess of the free withdrawals permitted by your Contract,

•	elect to receive payment under an income option, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with your Contract's free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See Example 2 in Appendix B for an illustration.)  Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium.  If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount.  We expect to make a profit on the charge for the Contract Enhancement.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account.  In addition, for the Guaranteed Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three Contract Years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years.  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you make withdrawals in the first three years after a first year premium payment.  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the third Contract Year.

Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	if permitted by your state, withdrawals under our:

o	Terminal Illness Benefit;
o	Specified Conditions Benefit; or
o	Extended Care Benefit. (See page 47 below.)

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1 or 3 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Guaranteed Fixed Account options are available.  You should consult your Jackson representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premiums to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS
The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When.  When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction.  You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owner, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement; and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 28.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal.  After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 159.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies.  We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

•
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

•
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

o	Heart attack

o	Stroke

o	Coronary artery surgery

o	Life threatening cancer

o	Renal failure or

o	Alzheimer's disease; and

•
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsection beginning on page 100.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB has a higher charge than the For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 161 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description of the GMWB is supplemented by some examples in Appendix D that may assist you in understanding how the GMWB calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Withdrawals greater than the GAWA impact the GAWA differently, depending on when you elected the GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

- or -

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which is endorsement is added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD requirements.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	7% of the new GWB; Or	•
	The GAWA before the Step-Up.	•

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion.  You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007.  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 7% GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB.  Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.  You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, again, you will be increasing the cost of your GMWB when converting to the new benefit.  You may also be receiving a lower GAWA percentage under LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
the greater of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.
Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion.  You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up.  Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion.  You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up.  Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.
If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

Conversion.  You may convert this 5% GMWB Without Step-Up to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up.  Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  It would also be advantageous if you desire lifetime income versus a return of premium guarantee.  Additionally, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also potentially impacted.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawal in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Conversion.  You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  Depending on the age at which you convert, the charge of LifeGuard Freedom 6 GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up.  Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.  Conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GMWB.  And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom 6 GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.
Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD,	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of LifeGuard Freedom 6 GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up.  The charge of LifeGuard Freedom 6 GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up.  Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB or LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  In addition, conversion to LifeGuard Freedom 6 GMWB with Joint Option will provide spousal continuation of the lifetime income feature.  However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.  Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner’s (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom 6 GMWB or the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB and LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.
Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
greater of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Endorsement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 84 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion.  You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB with Joint Option).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  In addition, Covered Lives must remain the same upon conversion.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.
There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up.  Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom 6 GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.  However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.  Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life’s attained age of 59 1/2 for LifeGuard Freedom 6 GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.  Because the GAWA percentage under LifeGuard Freedom 6 GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the	●	The GWB before the withdrawal less the withdrawal; Or
current Contract Year, is less than or equal to the greater of	●	Zero.
the GAWA or RMD, as	The GAWA:
applicable –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 102 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.
Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.
We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.
After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.
See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.
This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%
Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.    If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.
The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 120 of this supplement regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.
Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)   If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB adjustment.  Since the GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the	The quarterly adjusted Contract Value is equal to the greater of:
current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the	The GMWB death benefit is equal to the greater of:
current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustment provision is void.
	○	The Bonus provision is void.
	○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 159.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2008 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2008 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1938, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2008 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2010) to take his third RMD (the 2010 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:
●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB adjustment will be of no benefit.  Since the GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to both Covered Lives unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:
When a withdrawal, plus all prior withdrawals in the	The quarterly adjusted Contract Value is equal to the greater of:
current Contract Year, is less than or equal to the greater of the GAWA or RMD, as	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the youngest Covered Life's  attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

	○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 158.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 47 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expires and then re-start at a later date if the Bonus Base increase due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account.  A specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account and GMWB Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the required minimum distribution for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial  payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  An income option may be elected or changed up to seven days prior to the Income Date.  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.
Guaranteed Minimum Income Benefit (“FutureGuard”).

PLEASE NOTE:  On and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Maryland.

The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement.  The only types of income payments available under the GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract Owner must exercise this option prior to the Income Date.  The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits.  If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised;

and (b) is:

•	the greatest Contract Value on any Contract anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and minus

•	any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract.  Adjustments for withdrawals (including related charges and Excess Interest Adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal.  When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and Excess Interest Adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to contracts issued to entities/Owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted.  Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  The death benefit paid will be the basic Contract death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB.  See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
total “Net Premium” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and  taxes we have paid (these charges are collected from Contract Value)), compounded at 2%.

The amounts in (b) are limited to 250% of Net Premiums paid under the Contract.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name.  The Special Spousal Continuation option is one way to continue your Contract.  See “Special Spousal Continuation Option” below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date.  If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.  The Preselected Death Benefit Option may not be available in all states.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 – 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.
For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value exceeds the remaining premiums (premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” below).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “Continuation Adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

o	is age 76 or older at the Continuation Date or
o	elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of 0.30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it.  The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits.  You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

I.      5% Compounded Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
Total “Net Premiums” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value), compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

II.      Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 2%; or

(c)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

Amounts in (b) are limited to 250% of Net Premiums paid under your Contract.

III.           Combination Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(d)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

For purposes of calculating I. (b), (c), II.  (b), (c) and III.  (b), (c) and (d), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items I. (b), (c), II.  (b), (c) and III.  (b), (c) and (d) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued.  The closer you are to age 81 when your Contract is issued, the less advantageous it would be for you to select these options.  The optional death benefits may not be available in all states.

If an optional death benefit is selected, the use of multiple contracts by related entities/Owners to avoid the 250% premium limit will not permitted. Selection of these optional benefits is subject to our administrative rules designed to assure their appropriate use.  We may update these rules as necessary.

Each of the three optional death benefits is designed to increase your death benefit from that provided by the base death benefit only if the investment performance and credited rates of the allocation options to which you have allocated your Contract Values has not been sufficient to make your Contract Value the applicable death benefit.  Normally, each of the three optional death benefits would be greater than your Contract's base death benefit if your Contract Value is not greater than net payments.  If you make substantial withdrawals, however, it is possible in some circumstances for your Contract's base death benefit to be greater than any of the optional death benefits, even if your Contract Value is not greater than your net payments.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and Optional Death Benefit, if any) exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  However, the spouse may continue the Contract at Contract Value without exercising the Special Spousal Continuation Option.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death.  The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see “Guaranteed Minimum Income Benefit” beginning on page 154.  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY.”  The Contract, and its optional benefits, remains the same, except as described above.  Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.
Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 98 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;

(c)	a hardship withdrawal; or

(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account options is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Account options from the one-year Guaranteed Fixed Account or any of the Investment Divisions.  If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the Guaranteed Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Account options.  The DCA+ Fixed Account is credited with an enhanced interest rate.  If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Account options chosen over the DCA+ term selected.  You should consult your Jackson representative with respect to the current availability of the Guaranteed Fixed Account options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/Select Money Market Fund).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return:

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the premiums, minus

•	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent.  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us;

•	Information we receive from a consumer reporting agency;

•	Information we obtain from others in the process of verifying information you provide us; and

•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History2

Services7

Purchase of Securities Being Offered7

Underwriters7

Calculation of Performance7

Additional Tax Information9

Annuity Provisions19

Net Investment Factor19

Condensed Financial Information20

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1
100,000.00	: Premium
7.00%	: Withdrawal Charge Year 2
2.00%	: Contract Enhancement
1.50%	: Recapture Charge Year 2
5.50%	: Net Return

At end of Year 2
113,528.55	: Contract Value at end of year 2
100,000.00	: Net Withdrawal requested

13,528.55	: Earnings
94,504.32	: Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
108,032.87	: Total Gross Withdrawal

108,032.87	: Total Gross Withdrawal
-6,615.30	: Withdrawal Charge
-1,417.57	: Recapture Charge
100,000.00	: Total Net Withdrawal

Example 2
10/1/05
100,000.00	: Premium
6.00%	: Withdrawal Charge Contribution Year 3
.75%	: Recapture Charge Contribution Year 3
12/1/05
100,000.00	: Premium
7.00%	: Withdrawal Charge Contribution Year 2
1.50%	: Recapture Charge Contribution Year 2

2.00%	: Contract Enhancement
0.00%	: Net Return

11/1/07
204,000.00	: Contract Value
150,000.00	: Net Withdrawal Requested

4,000.00	: Earnings
16,000.00	: Additional Free withdrawal amount
100,000.00	: Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
40,163.94	: Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
160,163.94	: Total Gross Withdrawal

160,163.94	: Total Gross Withdrawal
-6,000.00	: Withdrawal Charge from Premium 1
-750.00	: Recapture Charge from Premium 1
-2,811.48	: Withdrawal Charge from Premium 2
-602.46	: Recapture Charge from Premium 2
150,000.00	: Total Net Withdrawal

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.

Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

C-

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).
▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage, and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.
▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

D-

Example 7: Impact of the order of transactions.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

D-

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.
▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.
▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.  If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the 200% Guaranteed Withdrawal Balance Adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪	Example 11a: If on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪	Example 11b: If on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.

Example 12: On each Contract Monthly Anniversary, funds are transferred to or from the GMWB Fixed Account via the formulas defined in the Transfer of Assets Methodology in Appendix E.  The annuity factors referenced in this example are also found in Appendix E.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

APPENDIX E

LIFEGUARD SELECT GMWB

AND LIFEGUARD SELECT WITH JOINT OPTION GMWB

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

D-

LifeGuard Select
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary.  All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

LifeGuard Select with Joint Option
Transfer of Assets Provision
Annuity Factors
Age*	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary.  A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

D-

APPENDIX F

                                                   ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

F-

F-

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2107
Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,549	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2179
Accumulation unit value:
Beginning of period	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,559	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2082
Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,179	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2097
Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.27	$12.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,297	6,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$11.14	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,485	5,529	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.79	$14.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$8.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,473	6,001	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.36	$15.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,805	3,973	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,497	21,921	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.47	$30.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.80	$17.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,720	853	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	213	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$17.42	$29.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.15	$17.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,298	3,428	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.59	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,811	13,925	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.57	$10.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,146	6,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.50	$18.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,789	3,155	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$15.67	$25.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.92	$15.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,629	8,209	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.26	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.03	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,230	33,766	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.81	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29	2,521	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.56	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$7.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,816	187	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.05	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.56	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,222	7,100	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	$7.73	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$7.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,995	1,424	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$19.07	$20.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.46	$19.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,251	9,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1920
Accumulation unit value:
Beginning of period	$9.65	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,108	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$8.21	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$8.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,652	3,995	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2132
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,044	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,570	7,874	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$14.08	$25.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.84	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,686	2,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.53	$16.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.91	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,122	34,929	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.96	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	$6.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,202	4,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$12.02	$19.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$12.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,748	13,070	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.63	$15.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,093	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.17	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.58	$6.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,492	26	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.75	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,069	51,491	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.20	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.72	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	105,631	16,622	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.72	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,999	247	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	$7.20	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,996	3,464	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.04	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.90	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	132,594	76,878	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.23	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.20	$5.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,411	8,066	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$6.16	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.74	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	18,896	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.88	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,743	1,383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.82	$19.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.69	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85,082	55,217	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.61	$12.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,116	6,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,773	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.49	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,474	15,488	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	80,494	54,811	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.38	$11.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.66	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,972	2,346	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.38	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,594	1,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	$6.16	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.27	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	394	833	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.80	$37.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.99	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,597	3,167	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.15	$14.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.43	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	79,743	51,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.17	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	126	393	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.98	$16.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,695	18,684	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,901	38,589	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.08	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.69	$6.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	212	72	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.13	$18.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,033	27,717	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.69	$14.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	56,694	16,651	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.92	$6.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,028	3,629	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.27	$17.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,544	18,706	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.16	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$8.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,945	6,485	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,442	21,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,040	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1776

Accumulation unit value:
Beginning of period	$4.16	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,690	5,164	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.38	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$10.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,319	25,497	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	158,618	53,849	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$12.95	$21.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.12	$12.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,261	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.47	$13.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,034	13,302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$11.00	$20.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,510	4,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1901
Accumulation unit value:
Beginning of period	$5.92	$8.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,845	1,257	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1716

Accumulation unit value:
Beginning of period	$6.69	$9.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.35	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,903	23,875	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,441	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.63	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.93	$7.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,600	705	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,228	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.93	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	73,691	31,610	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.98	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,416	13,650	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	159,316	96,865	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.75	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$11.15	$15.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,971	63,900	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	$8.04	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$8.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	65	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,614	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.06	$28.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.02	$22.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,418	9,404	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$13.19	$13.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$13.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	147,691	215,337	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.57	$21.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,313	4,144	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$18.38	$32.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,043	11,438	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$26.65	$44.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,128	4,899	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.78	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,043	405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,206	28,183	N/A	N/A	N/A	N/A	N/A	N/A

F-

Accumulation Unit Values
Contract with Endorsements - 3.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division320

Accumulation unit value:
Beginning of period	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	$6.84	N/A
End of period	$9.72	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,217	3,727	3,355	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division320

Accumulation unit value:
Beginning of period	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	$6.80	N/A
End of period	$5.74	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,027	4,351	3,486	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division320

Accumulation unit value:
Beginning of period	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	$6.33	N/A
End of period	$10.56	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,072	3,791	3,378	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division320

Accumulation unit value:
Beginning of period	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	$6.83	N/A
End of period	$7.02	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,140	4,355	3,740	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division320
Accumulation unit value:
Beginning of period	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	$11.18	N/A
End of period	$9.58	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,553	2,394	1,865	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division731
Accumulation unit value:
Beginning of period	$8.67	$13.85	$13.16	$11.90	$11.44	$11.37	N/A	N/A
End of period	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,352	1,354	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

F-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

INDIVIDUAL AND GROUP DEFERRED
FIXED AND VARIABLE ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company® (Jackson®) by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.  Not all Investment Divisions described in this SAI may be available for investment.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company.  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was  $2,312,425 in 2007,  $1,886,883 in 2008 and $1,209,455 in 2009.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/Select Money Market Fund’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Fund's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner’s investment in the JNL/Select Money Market Fund nor that Division’s investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.  IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 98 Investment Divisions and at least one Fixed Account option although a Contract owner can select no more than 18 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income.  In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.
Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer’s gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals.  Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includible compensation or the $16,500 elective deferral limitation in 2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next.  The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the April 6, 2009 Prospectus, for your information in reviewing Accumulation Unit information.

Effective September 28, 2009, the Separate Account has the following new Investment Divisions, for which Accumulation Unit information is reported as of the effective date through the period ending December 31, 2009:

JNL/Ivy Asset Strategy Fund; and
JNL/Mellon Capital Management Global Alpha Fund.

The JNL/PPM America Core Equity Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and the JNL/S&P Retirement 2025 Fund were previously offered as Funds under this Contract.  However, effective September 28, 2009, these Funds were merged with the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, and JNL/S&P Managed Growth Fund, respectively, as outlined below:

Currently Offered Funds	Previously Offered Funds
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund
JNL/S&P Managed Moderate Fund	JNL/S&P Retirement Income Fund
JNL/S&P Managed Moderate Growth Fund	JNL/S&P Retirement 2015 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2020 Fund
JNL/S&P Managed Growth Fund	JNL/S&P Retirement 2025 Fund

Accumulation Unit information is reported for the Previously Offered Funds through the effective date of the mergers; and Accumulation Unit information for the Currently Offered Funds is reported as of the effective date of these mergers through the period ending December 31, 2009.

The following Investment Divisions changed (whether or not in connection with a sub-adviser change):

Effective September 28, 2009:
JNL/Credit Suisse Global Natural Resources Fund to JNL/Credit Suisse Commodity Securities Fund; and
JNL/Goldman Sachs Short Duration Bond Fund to JNL/T.Rowe Price Short-Term Bond Fund.

Effective May 1, 2010:
JNL/Capital Guardian International Small Cap Fund to JNL/Franklin Templeton International Small Cap Growth Fund

In addition, effective May 1, 2010, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2107
Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,549	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2179
Accumulation unit value:
Beginning of period	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,559	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2082
Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,179	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2097
Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.27	$12.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,297	6,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$11.14	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,485	5,529	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.79	$14.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$8.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,473	6,001	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.36	$15.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,805	3,973	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,497	21,921	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.47	$30.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.80	$17.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,720	853	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$6.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	213	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$17.42	$29.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.15	$17.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,298	3,428	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.59	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,811	13,925	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.57	$10.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,146	6,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.50	$18.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,789	3,155	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$15.67	$25.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.92	$15.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,629	8,209	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.26	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.03	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,230	33,766	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.81	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.49	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29	2,521	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.56	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$7.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,816	187	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.05	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.56	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,222	7,100	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	$7.73	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$7.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,995	1,424	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$19.07	$20.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.46	$19.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,251	9,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division1920
Accumulation unit value:
Beginning of period	$9.65	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,108	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$8.21	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$8.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,652	3,995	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2132
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,044	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,570	7,874	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$14.08	$25.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.84	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,686	2,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.53	$16.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.91	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,122	34,929	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.96	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	$6.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,202	4,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$12.02	$19.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$12.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,748	13,070	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.63	$15.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,093	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.17	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.58	$6.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,492	26	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.75	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,069	51,491	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.20	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.72	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	105,631	16,622	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.72	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,999	247	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	$7.20	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,996	3,464	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.04	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.90	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	132,594	76,878	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.23	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.20	$5.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,411	8,066	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$6.16	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.74	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	18,896	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.88	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,743	1,383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.82	$19.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.69	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85,082	55,217	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.61	$12.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,116	6,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,773	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.49	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,474	15,488	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	80,494	54,811	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.38	$11.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.66	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,972	2,346	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.38	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,594	1,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	$6.16	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.27	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	394	833	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.80	$37.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.99	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,597	3,167	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.15	$14.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.43	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	79,743	51,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.17	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	126	393	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.98	$16.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,695	18,684	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,901	38,589	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.08	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.69	$6.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	212	72	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.13	$18.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,033	27,717	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.69	$14.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	56,694	16,651	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.92	$6.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,028	3,629	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.27	$17.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,544	18,706	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.16	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$8.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,945	6,485	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,442	21,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,040	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1776

Accumulation unit value:
Beginning of period	$4.16	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,690	5,164	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.38	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$10.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,319	25,497	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	158,618	53,849	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$12.95	$21.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.12	$12.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,261	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.47	$13.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,034	13,302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$11.00	$20.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,510	4,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1901
Accumulation unit value:
Beginning of period	$5.92	$8.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,845	1,257	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1716

Accumulation unit value:
Beginning of period	$6.69	$9.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.35	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,903	23,875	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,441	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.63	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.93	$7.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,600	705	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,228	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.93	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	73,691	31,610	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.98	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,416	13,650	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	159,316	96,865	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.75	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$11.15	$15.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,971	63,900	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	$8.04	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	$8.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	65	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,614	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.06	$28.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.02	$22.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,418	9,404	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$13.19	$13.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$13.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	147,691	215,337	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.57	$21.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,313	4,144	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$18.38	$32.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,043	11,438	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$26.65	$44.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,128	4,899	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.78	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,043	405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,206	28,183	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division845
Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.38	$11.53	$10.63	N/A	N/A	N/A
End of period	$10.43	$8.04	$12.79	$15.38	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,115	1,885	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division537
Accumulation unit value:
Beginning of period	$10.06	$17.40	$16.21	$13.52	$12.48	$11.03	N/A	N/A
End of period	$13.48	$10.06	$17.40	$16.21	$13.52	$12.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Large Cap Growth
Division349
Accumulation unit value:
Beginning of period	$8.33	$13.67	$12.07	$11.44	$10.90	$10.13	$9.20	N/A
End of period	$10.13	$8.33	$13.67	$12.07	$11.44	$10.90	$10.13	N/A
Accumulation units outstanding
at the end of period	-	-	376	377	179	180	181	N/A

JNL/AIM Small Cap Growth
Division349
Accumulation unit value:
Beginning of period	$8.87	$15.05	$13.82	$12.33	$11.63	$11.13	$9.47	N/A
End of period	$11.70	$8.87	$15.05	$13.82	$12.33	$11.63	$11.13	N/A
Accumulation units outstanding
at the end of period	-	3,399	-	-	173	173	174	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division572
Accumulation unit value:
Beginning of period	$8.49	$12.11	$11.46	$10.58	$9.82	$9.14	N/A	N/A
End of period	$10.17	$8.49	$12.11	$11.46	$10.58	$9.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,088	-	98	-	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division707
Accumulation unit value:
Beginning of period	$15.77	$28.02	$23.75	$21.42	$21.49	$21.02	N/A	N/A
End of period	$21.32	$15.77	$28.02	$23.75	$21.42	$21.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$15.73	$26.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.74	$15.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,033	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$6.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	83	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$10.49	$17.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.73	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division572
Accumulation unit value:
Beginning of period	$14.29	$23.66	$21.58	$18.37	$18.32	$16.41	N/A	N/A
End of period	$18.93	$14.29	$23.66	$21.58	$18.37	$18.32	N/A	N/A
Accumulation units outstanding
at the end of period	-	629	316	316	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,303	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1087
Accumulation unit value:
Beginning of period	$7.41	$10.78	$10.82	$9.93	N/A	N/A	N/A	N/A
End of period	$9.63	$7.41	$10.78	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,085	176	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division838
Accumulation unit value:
Beginning of period	$7.52	$11.49	$12.52	$10.87	$10.28	N/A	N/A	N/A
End of period	$9.83	$7.52	$11.49	$12.52	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	590	590	590	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division430
Accumulation unit value:
Beginning of period	$17.22	$18.56	$17.73	$17.31	$17.25	$16.49	$16.19	N/A
End of period	$19.23	$17.22	$18.56	$17.73	$17.31	$17.25	$16.49	N/A
Accumulation units outstanding
at the end of period	-	3,041	296	296	-	-	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division838
Accumulation unit value:
Beginning of period	$7.99	$12.78	$12.71	$11.23	$10.34	N/A	N/A	N/A
End of period	$10.37	$7.99	$12.78	$12.71	$11.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division572
Accumulation unit value:
Beginning of period	$8.82	$16.25	$14.84	$11.49	$9.91	$8.72	N/A	N/A
End of period	$11.24	$8.82	$16.25	$14.84	$11.49	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,530	716	716	-	-	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.71	$23.38	$22.09	N/A	N/A	N/A	N/A	N/A
End of period	$17.77	$12.71	$23.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	98	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division420
Accumulation unit value:
Beginning of period	$15.82	$15.18	$14.59	$14.45	$14.43	$14.20	$14.21	N/A
End of period	$16.05	$15.82	$15.18	$14.59	$14.45	$14.43	$14.20	N/A
Accumulation units outstanding
at the end of period	-	3,706	997	997	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1138
Accumulation unit value:
Beginning of period	$6.82	$13.96	$10.83	$9.20	N/A	N/A	N/A	N/A
End of period	$11.46	$6.82	$13.96	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	72	843	181	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division450
Accumulation unit value:
Beginning of period	$11.08	$18.55	$19.48	$17.38	$16.33	$13.38	$12.55	N/A
End of period	$15.13	$11.08	$18.55	$19.48	$17.38	$16.33	$13.38	N/A
Accumulation units outstanding
at the end of period	-	5,954	399	401	2	306	-	N/A

JNL/Lazard Small Cap
Equity Division450
Accumulation unit value:
Beginning of period	$8.88	$14.77	$16.21	$14.19	$13.86	$12.28	$11.28	N/A
End of period	$8.36	$8.88	$14.77	$16.21	$14.19	$13.86	$12.28	N/A
Accumulation units outstanding
at the end of period	-	3,785	-	20	-	352	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division201

Accumulation unit value:
Beginning of period	$7.22	$11.39	$11.98	$10.92	$11.49	$9.64	$7.42	$6.96
End of period	$10.80	$7.22	$11.39	$11.98	$10.92	$11.49	$9.64	$7.42
Accumulation units outstanding
at the end of period	-	3,551	3,569	4,957	12,896	8,027	5,574	1,355

JNL/MCM Bond Index Division201

Accumulation unit value:
Beginning of period	$11.58	$11.41	$10.97	$10.81	$10.85	$10.71	$10.63	$10.52
End of period	$11.98	$11.58	$11.41	$10.97	$10.81	$10.85	$10.71	$10.63
Accumulation units outstanding
at the end of period	-	1,203	37	170	1,410	1,347	1,116	1,042

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division707
Accumulation unit value:
Beginning of period	$3.46	$5.85	$5.74	$4.31	$4.37	$4.26	N/A	N/A
End of period	$4.25	$3.46	$5.85	$5.74	$4.31	$4.37	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,581	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division791
Accumulation unit value:
Beginning of period	$6.70	$9.97	$11.07	$9.97	$10.01	N/A	N/A	N/A
End of period	$8.73	$6.70	$9.97	$11.07	$9.97	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division201

Accumulation unit value:
Beginning of period	$5.62	$10.65	$10.78	$8.51	$9.22	$9.16	$7.45	$6.33
End of period	$6.37	$5.62	$10.65	$10.78	$8.51	$9.22	$9.16	$7.45
Accumulation units outstanding
at the end of period	-	12,339	4,609	6,070	7,037	7,216	5,630	1,490

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.12	$10.34	$11.74	$10.00	N/A	N/A	N/A	N/A
End of period	$6.02	$5.12	$10.34	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,376	3,711	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division420
Accumulation unit value:
Beginning of period	$5.73	$9.41	$9.28	$8.12	$7.96	$7.31	$6.55	N/A
End of period	$5.33	$5.73	$9.41	$9.28	$8.12	$7.96	$7.31	N/A
Accumulation units outstanding
at the end of period	-	5,352	-	8	8	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division490
Accumulation unit value:
Beginning of period	$5.47	$11.34	$14.02	$12.08	$11.64	$10.50	N/A	N/A
End of period	$6.35	$5.47	$11.34	$14.02	$12.08	$11.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	713	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division201

Accumulation unit value:
Beginning of period	$9.15	$18.16	$16.71	$12.19	$11.31	$9.02	$6.93	$6.70
End of period	$11.73	$9.15	$18.16	$16.71	$12.19	$11.31	$9.02	$6.93
Accumulation units outstanding
at the end of period	-	10,929	5,532	5,093	5,989	8,512	4,673	1,408

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division490
Accumulation unit value:
Beginning of period	$8.95	$11.91	$11.32	$10.89	$10.34	$10.39	N/A	N/A
End of period	$10.59	$8.95	$11.91	$11.32	$10.89	$10.34	N/A	N/A
Accumulation units outstanding
at the end of period	-	560	-	969	973	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division201
Accumulation unit value:
Beginning of period	$10.90	$19.53	$18.09	$14.72	$13.28	$11.36	$8.46	$7.94
End of period	$13.79	$10.90	$19.53	$18.09	$14.72	$13.28	$11.36	$8.46
Accumulation units outstanding
at the end of period	-	6,378	48	155	1,211	1,307	1,387	1,377

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division683

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.79	$10.89	$9.70	N/A	N/A
End of period	$9.28	$7.64	$13.59	$13.70	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,785	4,151	8,061	1,375	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1062
Accumulation unit value:
Beginning of period	$6.26	$11.86	$10.68	$10.00	N/A	N/A	N/A	N/A
End of period	$8.43	$6.26	$11.86	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,478	3,375	4,022	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division700

Accumulation unit value:
Beginning of period	$7.15	$12.50	$10.73	$10.47	$10.81	$10.40	N/A	N/A
End of period	$9.38	$7.15	$12.50	$10.73	$10.47	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	581	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division490
Accumulation unit value:
Beginning of period	$21.24	$34.94	$26.40	$22.34	$16.70	$12.83	N/A	N/A
End of period	$24.95	$21.24	$34.94	$26.40	$22.34	$16.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,360	491	653	655	581	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division201

Accumulation unit value:
Beginning of period	$6.65	$13.51	$13.15	$12.84	$9.56	$8.31	$7.14	$7.51
End of period	$7.80	$6.65	$13.51	$13.15	$12.84	$9.56	$8.31	$7.14
Accumulation units outstanding
at the end of period	-	4,306	3,228	5,464	7,111	8,147	5,640	1,256

JNL/MCM S&P 24 Division1075

Accumulation unit value:
Beginning of period	$7.03	$10.68	$10.15	$9.66	N/A	N/A	N/A	N/A
End of period	$8.17	$7.03	$10.68	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division201
Accumulation unit value:
Beginning of period	$9.48	$15.52	$14.77	$13.76	$12.56	$11.09	$8.43	$7.67
End of period	$12.80	$9.48	$15.52	$14.77	$13.76	$12.56	$11.09	$8.43
Accumulation units outstanding
at the end of period	-	5,416	49	169	1,288	1,347	1,376	1,423

JNL/MCM S&P 500 Index Division186

Accumulation unit value:
Beginning of period	$7.39	$12.11	$11.80	$10.48	$10.27	$9.54	$7.63	$7.75
End of period	$9.10	$7.39	$12.11	$11.80	$10.48	$10.27	$9.54	$7.63
Accumulation units outstanding
at the end of period	-	1,474	625	769	2,115	2,131	2,084	2,140

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division201
Accumulation unit value:
Beginning of period	$10.36	$17.67	$20.18	$18.84	$17.68	$16.05	$11.09	$10.08
End of period	$10.63	$10.36	$17.67	$20.18	$18.84	$17.68	$16.05	$11.09
Accumulation units outstanding
at the end of period	-	5,367	2,229	2,815	3,671	4,365	3,623	936

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division201
Accumulation unit value:
Beginning of period	$9.20	$14.45	$15.09	$13.13	$12.87	$11.21	$7.85	$7.20
End of period	$11.46	$9.20	$14.45	$15.09	$13.13	$12.87	$11.21	$7.85
Accumulation units outstanding
at the end of period	-	2,007	54	181	1,277	1,348	1,485	1,525

JNL/MCM Technology Sector
Division501
Accumulation unit value:
Beginning of period	$3.65	$6.60	$5.89	$5.51	$5.49	$5.91	N/A	N/A
End of period	$5.85	$3.65	$6.60	$5.89	$5.51	$5.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	18,592	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division683

Accumulation unit value:
Beginning of period	$8.98	$17.47	$14.95	$15.49	$11.41	$9.51	N/A	N/A
End of period	$10.08	$8.98	$17.47	$14.95	$15.49	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,806	2,640	4,516	1,290	-	N/A	N/A

JNL/MCM VIP Division723

Accumulation unit value:
Beginning of period	$7.90	$14.12	$13.03	$11.88	$11.06	$10.76	N/A	N/A
End of period	$9.58	$7.90	$14.12	$13.03	$11.88	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,923	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division469
Accumulation unit value:
Beginning of period	$8.43	$14.58	$14.02	$12.25	$11.01	$9.54	$9.10	N/A
End of period	$11.50	$8.43	$14.58	$14.02	$12.25	$11.01	$9.54	N/A
Accumulation units outstanding
at the end of period	-	2,893	607	695	6	-	-	N/A

JNL/PAM Asia ex-Japan
Division1781
Accumulation unit value:
Beginning of period	$4.78	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.93	$4.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,190	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1778

Accumulation unit value:
Beginning of period	$4.13	$7.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,088	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	548	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division186
Accumulation unit value:
Beginning of period	$13.93	$14.19	$13.40	$13.24	$13.22	$12.94	$12.63	$12.40
End of period	$15.74	$13.93	$14.19	$13.40	$13.24	$13.22	$12.94	$12.63
Accumulation units outstanding
at the end of period	-	9,167	1,462	1,563	873	486	487	360

JNL/PPM America Core
Equity Division927
Accumulation unit value:
Beginning of period	$11.69	$20.08	$22.13	$19.89	$18.56	N/A	N/A	N/A
End of period	$14.48	$11.69	$20.08	$22.13	$19.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.73	$12.89	$13.32	$12.32	$12.39	$12.06	N/A	N/A
End of period	$12.49	$8.73	$12.89	$13.32	$12.32	$12.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,333	-	94	9	-	N/A	N/A

JNL/PPM America Mid
Cap Value Division1812
Accumulation unit value:
Beginning of period	$5.61	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$5.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	102	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division572
Accumulation unit value:
Beginning of period	$9.93	$19.23	$20.83	$18.84	$18.36	$17.22	N/A	N/A
End of period	$14.04	$9.93	$19.23	$20.83	$18.84	$18.36	N/A	N/A
Accumulation units outstanding
at the end of period	-	307	307	307	-	-	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.20	$6.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	26,028	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.52	$10.48	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.73	$7.52	$10.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,990	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division489
Accumulation unit value:
Beginning of period	$9.16	$15.39	$14.41	$12.75	$12.01	$10.91	$10.75	N/A
End of period	$11.74	$9.16	$15.39	$14.41	$12.75	$12.01	$10.91	N/A
Accumulation units outstanding
at the end of period	-	23,531	21,393	30,938	39,792	8,519	-	N/A

JNL/S&P Managed Conservative
Division691
Accumulation unit value:
Beginning of period	$9.67	$11.46	$11.02	$10.45	$10.30	$9.98	N/A	N/A
End of period	$10.74	$9.67	$11.46	$11.02	$10.45	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division212
Accumulation unit value:
Beginning of period	$9.65	$15.27	$14.36	$12.86	$12.23	$11.23	$9.43	$9.33
End of period	$12.09	$9.65	$15.27	$14.36	$12.86	$12.23	$11.23	$9.43
Accumulation units outstanding
at the end of period	-	26,040	2,241	9,605	9,638	12,412	11,984	7,076

JNL/S&P Managed Moderate
Division696
Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.48	$10.03	N/A	N/A
End of period	$10.96	$9.44	$12.25	$11.63	$10.77	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,915	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division186
Accumulation unit value:
Beginning of period	$10.29	$14.50	$13.65	$12.44	$11.94	$11.14	$9.67	$9.66
End of period	$12.42	$10.29	$14.50	$13.65	$12.44	$11.94	$11.14	$9.67
Accumulation units outstanding
at the end of period	-	11,489	16,694	14,141	14,230	8,829	8,857	7,388

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1079
Accumulation unit value:
Beginning of period	$8.81	$11.00	$10.52	$9.93	N/A	N/A	N/A	N/A
End of period	$9.85	$8.81	$11.00	$10.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division572

Accumulation unit value:
Beginning of period	$19.91	$25.67	$24.42	$21.96	$21.32	$19.87	N/A	N/A
End of period	$23.31	$19.91	$25.67	$24.42	$21.96	$21.32	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,788	-	46	-	-	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.92	$11.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$11.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	32,862	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division440

Accumulation unit value:
Beginning of period	$13.91	$21.33	$20.22	$17.09	$16.15	$14.39	$13.06	N/A
End of period	$16.86	$13.91	$21.33	$20.22	$17.09	$16.15	$14.39	N/A
Accumulation units outstanding
at the end of period	-	8,945	4,591	1,151	-	-	-	N/A

JNL/T.Rowe Price Established
Growth Division572
Accumulation unit value:
Beginning of period	$16.60	$29.69	$27.56	$24.78	$23.87	$22.29	N/A	N/A
End of period	$23.30	$16.60	$29.69	$27.56	$24.78	$23.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,210	1,738	504	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division572
Accumulation unit value:
Beginning of period	$24.06	$41.44	$36.14	$34.59	$30.99	$27.77	N/A	N/A
End of period	$34.56	$24.06	$41.44	$36.14	$34.59	$30.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,663	652	434	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.58	$10.42	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.09	$9.58	$10.42	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division420
Accumulation unit value:
Beginning of period	$8.92	$15.32	$15.53	$13.22	$12.73	$11.30	$10.00	N/A
End of period	$11.96	$8.92	$15.32	$15.53	$13.22	$12.73	$11.30	N/A
Accumulation units outstanding
at the end of period	-	1,423	-	79	5	-	-	N/A

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1108
Accumulation unit value:
Beginning of period	$8.25	$13.03	$15.56	$10.00	N/A	N/A	N/A	N/A
End of period	$10.77	$8.25	$13.03	$15.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A
JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division587
Accumulation unit value:
Beginning of period	$17.35	$30.62	$25.76	$23.08	$22.99	$20.54	N/A	N/A
End of period	$23.62	$17.35	$30.62	$25.76	$23.08	$22.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division1113
Accumulation unit value:
Beginning of period	$17.30	$29.71	$27.48	$12.72	N/A	N/A	N/A	N/A
End of period	$22.98	$17.30	$29.71	$27.48	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1068
Accumulation unit value:
Beginning of period	$7.55	$10.90	$10.87	$10.00	N/A	N/A	N/A	N/A
End of period	$9.88	$7.55	$10.90	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1053
Accumulation unit value:
Beginning of period	$7.71	$11.71	$12.66	$10.00	N/A	N/A	N/A	N/A
End of period	$10.15	$7.71	$11.71	$12.66	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division1101
Accumulation unit value:
Beginning of period	$18.94	$20.28	$19.24	$13.91	N/A	N/A	N/A	N/A
End of period	$21.30	$18.94	$20.28	$19.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division855
Accumulation unit value:
Beginning of period	$8.20	$13.02	$12.86	$11.28	$10.00	N/A	N/A	N/A
End of period	$10.71	$8.20	$13.02	$12.86	$11.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1062
Accumulation unit value:
Beginning of period	$6.95	$14.13	$10.88	$9.99	N/A	N/A	N/A	N/A
End of period	$11.76	$6.95	$14.13	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division1101
Accumulation unit value:
Beginning of period	$11.95	$19.88	$20.72	$20.03	N/A	N/A	N/A	N/A
End of period	$16.44	$11.95	$19.88	$20.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division182

Accumulation unit value:
Beginning of period	$7.71	$12.09	$12.63	$11.42	$11.94	$9.95	$7.60	$8.15
End of period	$11.62	$7.71	$12.09	$12.63	$11.42	$11.94	$9.95	$7.60
Accumulation units outstanding
at the end of period	-	449	490	534	-	15,110	18,414	18,806

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division488
Accumulation unit value:
Beginning of period	$3.70	$6.22	$6.06	$4.52	$4.54	$4.03	N/A	N/A
End of period	$4.58	$3.70	$6.22	$6.06	$4.52	$4.54	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division487
Accumulation unit value:
Beginning of period	$7.17	$10.59	$11.67	$10.44	$10.86	$9.93	N/A	N/A
End of period	$9.40	$7.17	$10.59	$11.67	$10.44	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division182

Accumulation unit value:
Beginning of period	$6.01	$11.30	$11.36	$8.90	$9.58	$9.45	$7.63	$7.38
End of period	$6.86	$6.01	$11.30	$11.36	$8.90	$9.58	$9.45	$7.63
Accumulation units outstanding
at the end of period	-	467	509	556	-	28,551	37,153	20,290

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.23	$10.48	$11.82	$10.00	N/A	N/A	N/A	N/A
End of period	$6.19	$5.23	$10.48	$11.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division1102
Accumulation unit value:
Beginning of period	$6.13	$10.00	$9.78	$8.36	N/A	N/A	N/A	N/A
End of period	$5.71	$6.13	$10.00	$9.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division182

Accumulation unit value:
Beginning of period	$9.77	$19.27	$17.61	$12.76	$11.75	$9.31	$7.10	$7.47
End of period	$12.62	$9.77	$19.27	$17.61	$12.76	$11.75	$9.31	$7.10
Accumulation units outstanding
at the end of period	-	435	475	519	-	15,673	17,775	20,346

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division680

Accumulation unit value:
Beginning of period	$7.87	$13.91	$13.92	$11.89	$10.91	$9.91	N/A	N/A
End of period	$9.63	$7.87	$13.91	$13.92	$11.89	$10.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1073
Accumulation unit value:
Beginning of period	$6.37	$12.00	$10.73	$9.42	N/A	N/A	N/A	N/A
End of period	$8.65	$6.37	$12.00	$10.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division689

Accumulation unit value:
Beginning of period	$7.37	$12.78	$10.90	$10.56	$10.83	$9.94	N/A	N/A
End of period	$9.73	$7.37	$12.78	$10.90	$10.56	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	16,558	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division488
Accumulation unit value:
Beginning of period	$22.70	$37.08	$27.82	$23.38	$17.35	$13.42	N/A	N/A
End of period	$26.85	$22.70	$37.08	$27.82	$23.38	$17.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	4,847	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division182

Accumulation unit value:
Beginning of period	$7.11	$14.33	$13.85	$13.44	$9.94	$8.57	$7.32	$8.46
End of period	$8.39	$7.11	$14.33	$13.85	$13.44	$9.94	$8.57	$7.32
Accumulation units outstanding
at the end of period	-	503	549	599	-	-	40,252	18,432

JNL/MCM S&P 24 Division1071

Accumulation unit value:
Beginning of period	$7.16	$10.81	$10.20	$9.90	N/A	N/A	N/A	N/A
End of period	$8.38	$7.16	$10.81	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division182
Accumulation unit value:
Beginning of period	$11.08	$18.76	$21.26	$19.72	$18.37	$16.57	$11.36	$11.35
End of period	$11.44	$11.08	$18.76	$21.26	$19.72	$18.37	$16.57	$11.36
Accumulation units outstanding
at the end of period	-	248	271	295	-	5,141	10,514	13,243

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector
Division488
Accumulation unit value:
Beginning of period	$3.90	$7.00	$6.21	$5.76	$5.71	$5.90	N/A	N/A
End of period	$6.30	$3.90	$7.00	$6.21	$5.76	$5.71	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division675

Accumulation unit value:
Beginning of period	$9.25	$17.87	$15.18	$15.63	$11.43	$10.00	N/A	N/A
End of period	$10.45	$9.25	$17.87	$15.18	$15.63	$11.43	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	25,669	N/A	N/A

JNL/MCM VIP Division686

Accumulation unit value:
Beginning of period	$8.14	$14.44	$13.24	$11.98	$11.08	$9.76	N/A	N/A
End of period	$9.94	$8.14	$14.44	$13.24	$11.98	$11.08	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division1101
Accumulation unit value:
Beginning of period	$15.03	$15.20	$14.25	$13.44	N/A	N/A	N/A	N/A
End of period	$17.10	$15.03	$15.20	$14.25	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division1113
Accumulation unit value:
Beginning of period	$12.86	$21.94	$24.01	$9.32	N/A	N/A	N/A	N/A
End of period	$16.01	$12.86	$21.94	$24.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.42	$13.81	$14.17	$13.02	$12.99	$12.63	N/A	N/A
End of period	$13.57	$9.42	$13.81	$14.17	$13.02	$12.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division703
Accumulation unit value:
Beginning of period	$9.96	$11.72	$11.20	$10.54	$10.31	$10.14	N/A	N/A
End of period	$11.14	$9.96	$11.72	$11.20	$10.54	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division678
Accumulation unit value:
Beginning of period	$9.73	$12.54	$11.81	$10.86	$10.50	$9.97	N/A	N/A
End of period	$11.37	$9.73	$12.54	$11.81	$10.86	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015
Division1046
Accumulation unit value:
Beginning of period	$8.03	$11.67	$10.84	$10.28	N/A	N/A	N/A	N/A
End of period	$9.46	$8.03	$11.67	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020
Division1071
Accumulation unit value:
Beginning of period	$7.77	$11.83	$10.97	$10.23	N/A	N/A	N/A	N/A
End of period	$9.27	$7.77	$11.83	$10.97	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1040
Accumulation unit value:
Beginning of period	$7.59	$11.98	$11.04	$10.34	N/A	N/A	N/A	N/A
End of period	$9.15	$7.59	$11.98	$11.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1029
Accumulation unit value:
Beginning of period	$8.99	$11.15	$10.59	$9.97	N/A	N/A	N/A	N/A
End of period	$10.11	$8.99	$11.15	$10.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division819
Accumulation unit value:
Beginning of period	$18.26	$32.43	$29.90	$26.69	$10.17	N/A	N/A	N/A
End of period	$25.81	$18.26	$32.43	$29.90	$26.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1063
Accumulation unit value:
Beginning of period	$9.76	$10.54	$10.21	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	$9.76	$10.54	$10.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2011
Accumulation unit value:
Beginning of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,741	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2010
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,977	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2011
Accumulation unit value:
Beginning of period	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,769	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1804
Accumulation unit value:
Beginning of period	$8.22	$14.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	$8.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,755	3,561	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$10.91	$18.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.71	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,400	3,532	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.70	$14.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.64	$8.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,479	9,421	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.26	$14.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$9.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,913	3,537	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.95	$12.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,408	5,148	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.11	$30.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.28	$17.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	867	498	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$5.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,065	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$17.07	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.64	$17.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	664	566	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.57	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,462	1,843	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.29	$18.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.87	$11.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,042	2,503	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$15.38	$24.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.51	$15.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,902	4,763	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division1836
Accumulation unit value:
Beginning of period	$6.25	$8.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,385	6,547	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	$5.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,269	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	$7.53	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$7.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,579	3,733	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division1804
Accumulation unit value:
Beginning of period	$6.03	$9.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,636	5,865	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	$7.69	$11.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$7.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,202	1,965	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$18.68	$20.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.99	$18.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,617	5,590	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$10.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,970	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	$8.17	$12.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$8.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,270	5,373	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2129
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.42	$17.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,089	4,278	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.79	$24.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.41	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,826	1,561	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.17	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.53	$17.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,688	8,065	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$6.93	$14.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	$6.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,077	2,645	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.82	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.25	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,909	7,987	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.47	$15.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,810	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	750	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.64	$11.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,509	26,100	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.07	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$12.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,148	2,921	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	$3.66	$6.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.53	$3.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,435	5,842	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.95	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.79	$5.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	69,436	39,546	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.21	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.17	$5.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,485	6,442	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$6.07	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.66	$6.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,759	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division1836
Accumulation unit value:
Beginning of period	$5.79	$8.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.76	$5.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,230	2,335	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.68	$18.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,891	29,331	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division2130

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,155	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.47	$12.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,963	3,016	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division1921
Accumulation unit value:
Beginning of period	$11.37	$11.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.47	$11.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,443	2,906	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division1836

Accumulation unit value:
Beginning of period	$7.84	$11.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$7.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	106,578	32,799	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1836
Accumulation unit value:
Beginning of period	$6.36	$10.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$6.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,954	2,507	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.33	$12.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$7.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,927	1,102	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	$6.15	$11.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.23	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,647	1,974	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$22.48	$37.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.57	$22.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,430	1,814	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.04	$14.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.30	$7.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,872	29,194	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.14	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.35	$7.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	969	2,382	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.88	$15.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,908	3,548	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.70	$12.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$7.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,157	5,493	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$7.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,038	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.97	$18.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.33	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,958	18,816	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.59	$14.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.02	$9.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,204	6,280	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector
Division1836
Accumulation unit value:
Beginning of period	$3.87	$5.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.24	$3.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	636	526	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.21	$17.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	$9.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,526	10,260	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.10	$11.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.89	$8.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,109	1,095	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.83	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.12	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,655	4,260	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	333	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,774	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return
Division1836
Accumulation unit value:
Beginning of period	$10.35	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.94	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	37,013	5,330	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division1836
Accumulation unit value:
Beginning of period	$14.87	$15.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.89	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	100,589	23,249	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	$12.68	$21.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.78	$12.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.32	$13.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,844	9,318	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division1775
Accumulation unit value:
Beginning of period	$6.24	$10.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.23	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,985	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$10.78	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$10.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,413	1,141	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,844	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$8.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	596	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,420	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$6.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	164	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.77	$16.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	55,525	30,244	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.92	$11.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	54,136	820	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.30	$16.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	198,982	133,425	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.69	$12.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.31	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	966	294	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$10.97	$15.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.33	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	194,294	69,525	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$21.61	$15.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.45	$21.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,007	6,080	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.93	$12.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.74	$12.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,516	47,279	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.44	$21.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.61	$14.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,245	7,819	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$18.01	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.44	$18.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,368	7,143	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$26.11	$44.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.73	$26.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,757	3,741	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.74	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$9.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,208	2,188	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.40	$15.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.68	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,110	16,048	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2010
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,044	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2017
Accumulation unit value:
Beginning of period	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,100	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division830
Accumulation unit value:
Beginning of period	$8.21	$12.98	$15.53	$11.57	$10.00	N/A	N/A	N/A
End of period	$10.70	$8.21	$12.98	$15.53	$11.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,714	9,424	19,476	21,362	1,953	N/A	N/A	N/A

JNL/AIM International
Growth Division126
Accumulation unit value:
Beginning of period	$10.84	$18.66	$17.28	$14.33	$13.16	$11.50	$9.10	$11.60
End of period	$14.61	$10.84	$18.66	$17.28	$14.33	$13.16	$11.50	$9.10
Accumulation units outstanding
at the end of period	140	10,228	24,765	24,501	29,457	18,954	16,860	2,847

JNL/AIM Large Cap Growth
Division100
Accumulation unit value:
Beginning of period	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	$8.02	$10.19
End of period	$10.60	$8.67	$14.14	$12.42	$11.71	$11.10	$10.26	$8.02
Accumulation units outstanding
at the end of period	622	14,658	21,085	29,864	50,078	40,518	34,126	10,164

JNL/AIM Small Cap Growth
Division183
Accumulation unit value:
Beginning of period	$9.23	$15.57	$14.22	$12.62	$11.84	$11.26	$8.27	$8.41
End of period	$12.24	$9.23	$15.57	$14.22	$12.62	$11.84	$11.26	$8.27
Accumulation units outstanding
at the end of period	491	2,569	11,565	15,406	18,985	10,567	10,364	1,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division110
Accumulation unit value:
Beginning of period	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37	$8.96
End of period	$10.73	$8.91	$12.63	$11.89	$10.91	$10.08	$9.36	$8.37
Accumulation units outstanding
at the end of period	663	15,513	46,147	44,070	40,743	35,770	34,853	21,694

JNL/Capital Guardian
Global Diversified Research Division704
Accumulation unit value:
Beginning of period	$17.00	$30.04	$25.32	$22.71	$22.66	$22.10	N/A	N/A
End of period	$23.11	$17.00	$30.04	$25.32	$22.71	$22.66	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,693	2,848	1,488	1,100	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division105
Accumulation unit value:
Beginning of period	$16.95	$29.15	$27.01	$26.25	$25.49	$23.21	$17.42	$21.76
End of period	$22.48	$16.95	$29.15	$27.01	$26.25	$25.49	$23.21	$17.42
Accumulation units outstanding
at the end of period	15	1,701	4,110	5,306	13,402	10,971	8,227	1,820

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$6.56	$13.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,363	13,891	16,886	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.55	$10.68	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$8.04	$6.55	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	786	48,829	1,369	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division105

Accumulation unit value:
Beginning of period	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	$13.14	$16.19
End of period	$14.78	$11.22	$18.72	$18.92	$17.12	$16.84	$16.10	$13.14
Accumulation units outstanding
at the end of period	2,000	4,783	13,499	15,864	16,378	14,871	1,712	7,329

JNL/Eagle SmallCap Equity
Division105
Accumulation unit value:
Beginning of period	$15.28	$25.18	$22.84	$19.33	$19.17	$16.41	$11.92	$16.60
End of period	$20.37	$15.28	$25.18	$22.84	$19.33	$19.17	$16.41	$11.92
Accumulation units outstanding
at the end of period	556	13,142	36,143	27,498	24,954	16,280	13,711	3,675

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.24	$9.93	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.99	$6.24	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,354	63,062	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.91	$9.94	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	$5.79	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	367	-	8,978	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1067
Accumulation unit value:
Beginning of period	$7.52	$10.88	$10.86	$10.03	N/A	N/A	N/A	N/A
End of period	$9.83	$7.52	$10.88	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,437	7,461	55,542	1,354	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.02	$9.86	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$6.02	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,090	5,759	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division847
Accumulation unit value:
Beginning of period	$7.67	$11.66	$12.63	$10.91	$10.00	N/A	N/A	N/A
End of period	$10.08	$7.67	$11.66	$12.63	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,542	18,496	1,109	286	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division96
Accumulation unit value:
Beginning of period	$18.56	$19.90	$18.91	$18.36	$18.19	$17.29	$15.49	$14.93
End of period	$20.84	$18.56	$19.90	$18.91	$18.36	$18.19	$17.29	$15.49
Accumulation units outstanding
at the end of period	1,120	12,676	67,336	50,537	46,014	27,634	23,878	6,358

JNL/Goldman Sachs Emerging
Markets Debt Division1897
Accumulation unit value:
Beginning of period	$9.64	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$9.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	308	213	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division872
Accumulation unit value:
Beginning of period	$8.15	$12.97	$12.83	$11.27	$10.00	N/A	N/A	N/A
End of period	$10.64	$8.15	$12.97	$12.83	$11.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,808	23,643	13,302	3,042	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division310
Accumulation unit value:
Beginning of period	$9.37	$17.16	$15.58	$12.00	$10.29	$8.54	$5.99	N/A
End of period	$11.99	$9.37	$17.16	$15.58	$12.00	$10.29	$8.54	N/A
Accumulation units outstanding
at the end of period	390	13,248	55,450	58,923	33,620	11,973	5,140	N/A

JNL/JPMorgan MidCap
Growth Division110
Accumulation unit value:
Beginning of period	$13.70	$25.07	$23.61	$21.42	$20.51	$17.67	$13.25	$16.31
End of period	$19.27	$13.70	$25.07	$23.61	$21.42	$20.51	$17.67	$13.25
Accumulation units outstanding
at the end of period	-	3,577	8,267	4,855	6,231	3,906	5,550	1,208

JNL/JPMorgan U.S. Government
& Quality Bond Division100
Accumulation unit value:
Beginning of period	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96	$13.77
End of period	$17.40	$17.06	$16.28	$15.56	$15.32	$15.21	$14.89	$14.96
Accumulation units outstanding
at the end of period	1,945	12,731	39,006	44,927	64,089	57,189	74,810	78,585

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1062
Accumulation unit value:
Beginning of period	$6.92	$14.09	$10.87	$9.99	N/A	N/A	N/A	N/A
End of period	$11.70	$6.92	$14.09	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,859	22,823	11,099	502	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division100
Accumulation unit value:
Beginning of period	$11.76	$19.58	$20.45	$18.14	$16.95	$13.82	$10.90	$13.28
End of period	$16.15	$11.76	$19.58	$20.45	$18.14	$16.95	$13.82	$10.90
Accumulation units outstanding
at the end of period	690	17,069	70,622	67,208	92,916	65,323	52,208	13,366

JNL/Lazard Small Cap
Equity Division94
Accumulation unit value:
Beginning of period	$9.42	$15.60	$17.01	$14.81	$14.39	$12.68	$9.28	$12.25
End of period	$8.89	$9.42	$15.60	$17.01	$14.81	$14.39	$12.68	$9.28
Accumulation units outstanding
at the end of period	-	7,156	38,326	58,018	81,417	67,222	65,433	15,376

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1314
Accumulation unit value:
Beginning of period	$6.15	$9.81	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$7.54	$6.15	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	8,661	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division112

Accumulation unit value:
Beginning of period	$7.60	$11.94	$12.49	$11.31	$11.85	$9.88	$7.56	$9.68
End of period	$11.44	$7.60	$11.94	$12.49	$11.31	$11.85	$9.88	$7.56
Accumulation units outstanding
at the end of period	12,355	65,055	196,983	356,886	385,159	362,999	338,041	131,760
JNL/MCM Bond Index Division110

Accumulation unit value:
Beginning of period	$12.03	$11.80	$11.27	$11.05	$11.03	$10.82	$10.68	$10.01
End of period	$12.51	$12.03	$11.80	$11.27	$11.05	$11.03	$10.82	$10.68
Accumulation units outstanding
at the end of period	12,519	53,861	93,220	101,902	98,014	56,183	51,992	17,580

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division556
Accumulation unit value:
Beginning of period	$3.65	$6.14	$5.99	$4.47	$4.50	$4.07	N/A	N/A
End of period	$4.51	$3.65	$6.14	$5.99	$4.47	$4.50	N/A	N/A
Accumulation units outstanding
at the end of period	353	11,349	41,378	15,228	2,291	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division536
Accumulation unit value:
Beginning of period	$7.07	$10.46	$11.54	$10.34	$10.77	$9.83	N/A	N/A
End of period	$9.25	$7.07	$10.46	$11.54	$10.34	$10.77	N/A	N/A
Accumulation units outstanding
at the end of period	1,439	-	4,867	10,073	763	51	N/A	N/A

JNL/MCM Dow 10 Division112

Accumulation unit value:
Beginning of period	$5.93	$11.16	$11.23	$8.81	$9.50	$9.39	$7.59	$9.10
End of period	$6.75	$5.93	$11.16	$11.23	$8.81	$9.50	$9.39	$7.59
Accumulation units outstanding
at the end of period	14,020	89,449	282,490	419,044	418,390	390,828	416,574	152,570

JNL/MCM Dow Dividend Division994

Accumulation unit value:
Beginning of period	$5.20	$10.45	$11.80	$10.02	N/A	N/A	N/A	N/A
End of period	$6.16	$5.20	$10.45	$11.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,342	14,498	31,663	13,552	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division133
Accumulation unit value:
Beginning of period	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	$5.91	$6.88
End of period	$5.63	$6.04	$9.87	$9.67	$8.42	$8.21	$7.50	$5.91
Accumulation units outstanding
at the end of period	-	25,229	44,989	38,850	48,263	27,096	32,912	6,342

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division624
Accumulation unit value:
Beginning of period	$5.77	$11.88	$14.61	$12.52	$11.99	$10.62	N/A	N/A
End of period	$6.73	$5.77	$11.88	$14.61	$12.52	$11.99	N/A	N/A
Accumulation units outstanding
at the end of period	2,229	1,768	1,600	7,377	4,528	3,174	N/A	N/A

JNL/MCM Global 15 Division112

Accumulation unit value:
Beginning of period	$9.64	$19.03	$17.41	$12.63	$11.65	$9.25	$7.06	$8.88
End of period	$12.42	$9.64	$19.03	$17.41	$12.63	$11.65	$9.25	$7.06
Accumulation units outstanding
at the end of period	11,532	63,447	244,057	312,196	340,648	328,172	323,171	112,185

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division476
Accumulation unit value:
Beginning of period	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	$10.17	N/A
End of period	$11.22	$9.43	$12.48	$11.80	$11.28	$10.66	$10.47	N/A
Accumulation units outstanding
at the end of period	1,946	4,953	25,980	10,197	15,547	7,478	3,352	N/A

JNL/MCM Index 5 Division1318

Accumulation unit value:
Beginning of period	$6.82	$9.89	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.40	$6.82	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	926	5,052	926	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division100
Accumulation unit value:
Beginning of period	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	$8.50	$10.46
End of period	$14.41	$11.33	$20.18	$18.59	$15.05	$13.50	$11.49	$8.50
Accumulation units outstanding
at the end of period	3,612	16,980	72,535	66,583	65,299	34,204	35,086	17,860

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division684

Accumulation unit value:
Beginning of period	$7.82	$13.84	$13.87	$11.87	$10.90	$9.77	N/A	N/A
End of period	$9.55	$7.82	$13.84	$13.87	$11.87	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	23,560	87,555	196,430	251,965	143,567	22,120	N/A	N/A

JNL/MCM JNL Optimized
5 Division1062
Accumulation unit value:
Beginning of period	$6.35	$11.97	$10.72	$10.00	N/A	N/A	N/A	N/A
End of period	$8.60	$6.35	$11.97	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,890	27,072	8,212	694	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division679

Accumulation unit value:
Beginning of period	$7.32	$12.72	$10.86	$10.54	$10.83	$9.84	N/A	N/A
End of period	$9.65	$7.32	$12.72	$10.86	$10.54	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,467	6,356	26,174	31,048	25,729	N/A	N/A

JNL/MCM NYSE International
25 Division1309
Accumulation unit value:
Beginning of period	$6.14	$11.55	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	$6.14	$11.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	761	685	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division584
Accumulation unit value:
Beginning of period	$22.37	$36.61	$27.51	$23.15	$17.21	$13.71	N/A	N/A
End of period	$26.43	$22.37	$36.61	$27.51	$23.15	$17.21	N/A	N/A
Accumulation units outstanding
at the end of period	851	5,293	15,175	17,356	18,138	1,830	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division112

Accumulation unit value:
Beginning of period	$7.01	$14.15	$13.70	$13.31	$9.86	$8.52	$7.28	$9.74
End of period	$8.26	$7.01	$14.15	$13.70	$13.31	$9.86	$8.52	$7.28
Accumulation units outstanding
at the end of period	14,393	66,961	184,479	309,158	338,837	321,550	312,438	112,848

JNL/MCM S&P 24 Division1091

Accumulation unit value:
Beginning of period	$7.13	$10.78	$10.19	$9.34	N/A	N/A	N/A	N/A
End of period	$8.34	$7.13	$10.78	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	979	1,083	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division104
Accumulation unit value:
Beginning of period	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47	$10.51
End of period	$13.37	$9.85	$16.04	$15.18	$14.07	$12.77	$11.21	$8.47
Accumulation units outstanding
at the end of period	1,535	20,741	74,467	82,674	85,487	49,733	47,051	22,177

JNL/MCM S&P 500 Index Division109

Accumulation unit value:
Beginning of period	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67	$9.20
End of period	$9.51	$7.67	$12.51	$12.13	$10.71	$10.43	$9.64	$7.67
Accumulation units outstanding
at the end of period	3,108	56,453	139,551	156,570	208,645	147,473	111,648	29,303

JNL/MCM S&P SMid 60 Division1308

Accumulation unit value:
Beginning of period	$6.06	$8.83	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$6.06	$8.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	785	54	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division112
Accumulation unit value:
Beginning of period	$10.92	$18.52	$21.03	$19.52	$18.22	$16.45	$11.30	$14.94
End of period	$11.27	$10.92	$18.52	$21.03	$19.52	$18.22	$16.45	$11.30
Accumulation units outstanding
at the end of period	6,976	32,345	103,799	183,668	195,078	189,151	194,038	68,800

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division100
Accumulation unit value:
Beginning of period	$9.56	$14.93	$15.51	$13.42	$13.09	$11.33	$7.90	$10.57
End of period	$11.97	$9.56	$14.93	$15.51	$13.42	$13.09	$11.33	$7.90
Accumulation units outstanding
at the end of period	2,442	18,196	55,235	61,981	69,904	40,728	194,098	29,303

JNL/MCM Technology Sector
Division556
Accumulation unit value:
Beginning of period	$3.85	$6.92	$6.14	$5.71	$5.66	$5.64	N/A	N/A
End of period	$6.20	$3.85	$6.92	$6.14	$5.71	$5.66	N/A	N/A
Accumulation units outstanding
at the end of period	514	-	15,098	32,671	29,437	8,803	N/A	N/A

JNL/MCM Value Line 30 Division679

Accumulation unit value:
Beginning of period	$9.19	$17.78	$15.13	$15.60	$11.42	$9.77	N/A	N/A
End of period	$10.37	$9.19	$17.78	$15.13	$15.60	$11.42	N/A	N/A
Accumulation units outstanding
at the end of period	3,210	17,816	74,882	95,941	98,425	5,741	N/A	N/A

JNL/MCM VIP Division680

Accumulation unit value:
Beginning of period	$8.09	$14.37	$13.19	$11.96	$11.07	$9.89	N/A	N/A
End of period	$9.86	$8.09	$14.37	$13.19	$11.96	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,101	7,433	20,024	19,738	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division105
Accumulation unit value:
Beginning of period	$8.80	$15.12	$14.46	$12.57	$11.23	$9.68	$7.00	$9.02
End of period	$12.06	$8.80	$15.12	$14.46	$12.57	$11.23	$9.68	$7.00
Accumulation units outstanding
at the end of period	3,210	19,622	63,347	63,702	63,677	38,683	35,769	15,407

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1773

Accumulation unit value:
Beginning of period	$4.16	$7.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.45	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.34	$10.92	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$10.34	$10.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,665	17,105	6,757	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division100
Accumulation unit value:
Beginning of period	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97	$12.36
End of period	$16.79	$14.79	$14.97	$14.07	$13.82	$13.73	$13.36	$12.97
Accumulation units outstanding
at the end of period	9,644	52,202	167,768	158,968	168,918	143,084	117,251	52,548

JNL/PPM America Core
Equity Division143
Accumulation unit value:
Beginning of period	$12.60	$21.53	$23.60	$21.09	$19.72	$17.73	$14.17	$15.86
End of period	$15.67	$12.60	$21.53	$23.60	$21.09	$19.72	$17.73	$14.17
Accumulation units outstanding
at the end of period	-	1,310	2,913	3,067	3,284	2,788	18,966	257

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.27	$13.60	$13.99	$12.87	$12.86	$12.51	N/A	N/A
End of period	$13.33	$9.27	$13.60	$13.99	$12.87	$12.86	N/A	N/A
Accumulation units outstanding
at the end of period	5,113	28,965	56,506	76,007	72,923	80,207	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division105
Accumulation unit value:
Beginning of period	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	$14.63	$17.69
End of period	$15.22	$10.70	$20.61	$22.21	$19.97	$19.35	$17.93	$14.63
Accumulation units outstanding
at the end of period	167	2,339	20,054	28,190	31,409	27,682	43,803	4,601

JNL/Red Rocks Listed
Private Equity Division1897
Accumulation unit value:
Beginning of period	$5.92	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,030	621	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1454

Accumulation unit value:
Beginning of period	$6.67	$9.92	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$6.67	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,657	14,515	6,018	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	178	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$6.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	202	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$8.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	218	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division95
Accumulation unit value:
Beginning of period	$9.72	$16.24	$15.13	$13.31	$12.47	$11.26	$9.02	$11.29
End of period	$12.53	$9.72	$16.24	$15.13	$13.31	$12.47	$11.26	$9.02
Accumulation units outstanding
at the end of period	-	44,194	131,098	170,987	158,118	131,774	21,246	7,596

JNL/S&P Managed Conservative
Division689
Accumulation unit value:
Beginning of period	$9.90	$11.67	$11.16	$10.52	$10.31	$9.94	N/A	N/A
End of period	$11.05	$9.90	$11.67	$11.16	$10.52	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	1,143	1,248	9,247	7,417	1,216	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division95

Accumulation unit value:
Beginning of period	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	$9.67	$11.33
End of period	$12.90	$10.24	$16.11	$15.06	$13.42	$12.70	$11.58	$9.67
Accumulation units outstanding
at the end of period	4,871	118,818	325,486	446,541	391,271	338,182	287,338	57,570

JNL/S&P Managed Moderate
Division683
Accumulation unit value:
Beginning of period	$9.66	$12.48	$11.77	$10.84	$10.50	$9.89	N/A	N/A
End of period	$11.28	$9.66	$12.48	$11.77	$10.84	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	2,088	1,024	24,835	14,345	392	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division100
Accumulation unit value:
Beginning of period	$10.91	$15.30	$14.32	$12.98	$12.40	$11.50	$9.93	$10.95
End of period	$13.25	$10.91	$15.30	$14.32	$12.98	$12.40	$11.50	$9.93
Accumulation units outstanding
at the end of period	7,169	73,394	144,495	169,065	250,549	211,334	195,452	138,569

JNL/S&P Retirement 2015
Division1165
Accumulation unit value:
Beginning of period	$7.99	$11.63	$10.83	$10.28	N/A	N/A	N/A	N/A
End of period	$9.41	$7.99	$11.63	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020
Division1078
Accumulation unit value:
Beginning of period	$7.74	$11.80	$10.96	$10.01	N/A	N/A	N/A	N/A
End of period	$9.22	$7.74	$11.80	$10.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,626	5,653	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1171
Accumulation unit value:
Beginning of period	$7.56	$11.94	$11.03	$10.46	N/A	N/A	N/A	N/A
End of period	$9.10	$7.56	$11.94	$11.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1006
Accumulation unit value:
Beginning of period	$8.95	$11.12	$10.57	$9.96	N/A	N/A	N/A	N/A
End of period	$10.05	$8.95	$11.12	$10.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,083	2,190	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	223	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division96

Accumulation unit value:
Beginning of period	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	$17.24	$18.65
End of period	$25.27	$21.46	$27.52	$26.03	$23.28	$22.48	$20.61	$17.24
Accumulation units outstanding
at the end of period	1,767	20,806	60,657	48,703	55,640	41,432	34,492	5,778

JNL/Select Money Market
Division153
Accumulation unit value:
Beginning of period	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.19	$12.23
End of period	$12.66	$12.85	$12.78	$12.41	$12.07	$11.94	$12.05	$12.19
Accumulation units outstanding
at the end of period	4,579	360,162	292,896	93,988	45,636	32,699	39,518	94,690

JNL/Select Value Division229

Accumulation unit value:
Beginning of period	$14.39	$21.95	$20.69	$17.40	$16.35	$14.48	$10.92	$10.64
End of period	$17.55	$14.39	$21.95	$20.69	$17.40	$16.35	$14.48	$10.92
Accumulation units outstanding
at the end of period	250	24,774	52,083	46,885	35,138	28,798	15,807	449

JNL/T.Rowe Price Established
Growth Division94
Accumulation unit value:
Beginning of period	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14	$22.87
End of period	$25.25	$17.89	$31.82	$29.38	$26.27	$25.17	$23.29	$18.14
Accumulation units outstanding
at the end of period	2,483	14,104	39,912	32,395	30,415	19,789	34,370	6,238

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division94
Accumulation unit value:
Beginning of period	$25.93	$44.42	$38.53	$36.68	$32.68	$28.15	$20.65	$26.56
End of period	$37.46	$25.93	$44.42	$38.53	$36.68	$32.68	$28.15	$20.65
Accumulation units outstanding
at the end of period	502	10,954	23,789	23,436	45,228	32,429	29,635	4,086

JNL/T.Rowe Price Short-Term
Bond Division1072
Accumulation unit value:
Beginning of period	$9.72	$10.51	$10.20	$10.00	N/A	N/A	N/A	N/A
End of period	$10.29	$9.72	$10.51	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,229	4,733	6,514	2,949	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division94

Accumulation unit value:
Beginning of period	$9.36	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03	$11.24
End of period	$12.61	$9.36	$15.98	$16.11	$13.64	$13.07	$11.53	$9.03
Accumulation units outstanding
at the end of period	1,958	19,678	71,457	82,961	93,544	75,742	67,273	15,945

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2012
Accumulation unit value:
Beginning of period	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,653	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
35 Division2074
Accumulation unit value:
Beginning of period	$10.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,462	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division1182
Accumulation unit value:
Beginning of period	$8.19	$12.96	$15.51	$10.00	N/A	N/A	N/A	N/A
End of period	$10.68	$8.19	$12.96	$15.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,644	3,131	-	-	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$10.77	$18.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.50	$10.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,378	2,434	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.64	$13.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.56	$8.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,996	4,150	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.20	$15.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.19	$9.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,230	4,592	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.87	$12.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.68	$8.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,758	5,165	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division598
Accumulation unit value:
Beginning of period	$16.88	$29.85	$25.17	$22.59	$22.55	$20.13	N/A	N/A
End of period	$22.94	$16.88	$29.85	$25.17	$22.59	$22.55	N/A	N/A
Accumulation units outstanding
at the end of period	9,169	1,229	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	$4.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$16.84	$28.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.32	$16.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,559	2,863	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85,528	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.16	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.68	$11.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,204	1,671	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$15.19	$24.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.24	$15.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,336	3,366	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.23	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.97	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,642	90,672	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	$5.78	$9.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$5.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	408	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1069
Accumulation unit value:
Beginning of period	$7.51	$10.87	$10.86	$9.94	N/A	N/A	N/A	N/A
End of period	$9.81	$7.51	$10.87	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,390	19,623	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division842
Accumulation unit value:
Beginning of period	$7.66	$11.65	$12.62	$10.91	$10.38	N/A	N/A	N/A
End of period	$10.06	$7.66	$11.65	$12.62	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$18.43	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.69	$18.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,967	32,731	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division842
Accumulation unit value:
Beginning of period	$8.14	$12.95	$12.81	$11.26	$10.46	N/A	N/A	N/A
End of period	$10.61	$8.14	$12.95	$12.81	$11.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2145
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,390	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	$9.32	$17.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,793	34,720	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.60	$13.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.12	$13.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,979	3,517	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$16.94	$11.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.27	$16.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,024	10,490	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1064
Accumulation unit value:
Beginning of period	$6.92	$14.08	$10.87	$10.07	N/A	N/A	N/A	N/A
End of period	$11.68	$6.92	$14.08	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,236	2,774	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.69	$19.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,809	9,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.37	$13.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.84	$9.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,548	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division202

Accumulation unit value:
Beginning of period	$7.57	$11.89	$12.44	$11.28	$11.81	$9.86	$7.55	$6.89
End of period	$11.38	$7.57	$11.89	$12.44	$11.28	$11.81	$9.86	$7.55
Accumulation units outstanding
at the end of period	23,639	10,488	-	-	-	-	2,540	2,596

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.99	$11.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$11.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,379	514	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division202

Accumulation unit value:
Beginning of period	$5.90	$11.11	$11.19	$8.79	$9.47	$9.37	$7.58	$6.39
End of period	$6.72	$5.90	$11.11	$11.19	$8.79	$9.47	$9.37	$7.58
Accumulation units outstanding
at the end of period	38,898	20,304	-	-	-	-	2,498	2,639

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.20	$10.44	$11.80	$10.00	N/A	N/A	N/A	N/A
End of period	$6.14	$5.20	$10.44	$11.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	61,455	107,191	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$6.01	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.60	$6.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,919	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.74	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.69	$5.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	487	8,941	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division202

Accumulation unit value:
Beginning of period	$9.59	$18.95	$17.35	$12.59	$11.62	$9.23	$7.05	$6.71
End of period	$12.36	$9.59	$18.95	$17.35	$12.59	$11.62	$9.23	$7.05
Accumulation units outstanding
at the end of period	20,098	10,135	-	-	-	-	2,717	2,606

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.38	$12.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	379	462	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.30	$20.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.36	$11.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,008	660	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division686

Accumulation unit value:
Beginning of period	$7.81	$13.82	$13.86	$11.86	$10.90	$9.72	N/A	N/A
End of period	$9.53	$7.81	$13.82	$13.86	$11.86	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	126,892	132,568	-	-	-	-	N/A	N/A
JNL/MCM JNL Optimized
5 Division1069
Accumulation unit value:
Beginning of period	$6.34	$11.96	$10.71	$9.82	N/A	N/A	N/A	N/A
End of period	$8.59	$6.34	$11.96	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,942	10,972	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division690

Accumulation unit value:
Beginning of period	$7.30	$12.70	$10.85	$10.54	$10.83	$9.85	N/A	N/A
End of period	$9.63	$7.30	$12.70	$10.85	$10.54	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	43,806	30,700	-	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division884
Accumulation unit value:
Beginning of period	$22.27	$36.45	$27.41	$23.08	$10.00	N/A	N/A	N/A
End of period	$26.29	$22.27	$36.45	$27.41	$23.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,716	2,294	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division202

Accumulation unit value:
Beginning of period	$6.98	$14.09	$13.65	$13.26	$9.83	$8.50	$7.27	$7.35
End of period	$8.22	$6.98	$14.09	$13.65	$13.26	$9.83	$8.50	$7.27
Accumulation units outstanding
at the end of period	20,939	10,331	-	-	-	-	2,631	2,443

JNL/MCM S&P 24 Division1085

Accumulation unit value:
Beginning of period	$7.12	$10.77	$10.18	$9.58	N/A	N/A	N/A	N/A
End of period	$8.32	$7.12	$10.77	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	680	808	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.82	$15.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.32	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,974	2,537	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.65	$12.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$7.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,269	12,562	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division202
Accumulation unit value:
Beginning of period	$10.87	$18.44	$20.95	$19.46	$18.17	$16.42	$11.28	$9.94
End of period	$11.21	$10.87	$18.44	$20.95	$19.46	$18.17	$16.42	$11.28
Accumulation units outstanding
at the end of period	13,139	8,395	-	-	-	-	1,703	1,761

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.53	$14.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.93	$9.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,157	2,551	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	158	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division680

Accumulation unit value:
Beginning of period	$9.17	$17.75	$15.11	$15.59	$11.42	$9.76	N/A	N/A
End of period	$10.34	$9.17	$17.75	$15.11	$15.59	$11.42	N/A	N/A
Accumulation units outstanding
at the end of period	65,681	87,728	-	-	-	-	N/A	N/A

JNL/MCM VIP Division686

Accumulation unit value:
Beginning of period	$8.07	$14.35	$13.18	$11.95	$11.07	$9.76	N/A	N/A
End of period	$9.83	$8.07	$14.35	$13.18	$11.95	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	3,950	3,071	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.76	$14.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.01	$8.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,706	6,600	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,800	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1772

Accumulation unit value:
Beginning of period	$4.15	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,967	5,848	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.33	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.90	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	93,578	68,588	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$14.71	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.70	$14.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	100,920	41,290	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.22	$13.54	$13.92	$12.81	$12.82	$12.47	N/A	N/A
End of period	$13.26	$9.22	$13.54	$13.92	$12.81	$12.82	N/A	N/A
Accumulation units outstanding
at the end of period	12,202	6,201	-	-	-	-	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division1812
Accumulation unit value:
Beginning of period	$6.23	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.21	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	658	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$10.63	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$10.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,134	2,024	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division1900
Accumulation unit value:
Beginning of period	$5.92	$8.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.17	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,872	163	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.67	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.30	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,292	1,002	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.67	$16.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$9.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,446	3,591	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division697
Accumulation unit value:
Beginning of period	$9.88	$11.65	$11.15	$10.51	$10.31	$10.09	N/A	N/A
End of period	$11.02	$9.88	$11.65	$11.15	$10.51	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	4,145	1,291	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$10.19	$15.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	$10.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	88,290	22,315	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division675
Accumulation unit value:
Beginning of period	$9.64	$12.46	$11.76	$10.84	$10.50	$10.00	N/A	N/A
End of period	$11.25	$9.64	$12.46	$11.76	$10.84	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	170	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$10.85	$15.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.17	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,997	8,441	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015
Division1078
Accumulation unit value:
Beginning of period	$7.98	$11.62	$10.82	$9.95	N/A	N/A	N/A	N/A
End of period	$9.39	$7.98	$11.62	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1004
Accumulation unit value:
Beginning of period	$8.94	$11.11	$10.57	$9.97	N/A	N/A	N/A	N/A
End of period	$10.03	$8.94	$11.11	$10.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$21.32	$27.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.08	$21.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,039	1,751	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market
Division213
Accumulation unit value:
Beginning of period	$12.74	$12.68	$12.31	$11.98	$11.87	$11.98	$12.13	$12.15
End of period	$12.54	$12.74	$12.68	$12.31	$11.98	$11.87	$11.98	$12.13
Accumulation units outstanding
at the end of period	31,391	29,948	-	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.35	$21.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.49	$14.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,675	2,449	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$17.77	$13.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.07	$17.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,585	1,400	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$25.76	$43.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.18	$25.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,587	4,296	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1066
Accumulation unit value:
Beginning of period	$9.71	$10.50	$10.19	$10.00	N/A	N/A	N/A	N/A
End of period	$10.28	$9.71	$10.50	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,036	2,494	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.31	$15.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$9.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,878	6,969	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	744	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	724	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$16.72	$28.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.15	$16.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14	15	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,169	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$18.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,260	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	216	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2133
Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	246	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$16.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	398	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$11.63	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.96	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	535	254	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$9.32	$15.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.79	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	276	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$5.98	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.57	$5.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	382	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.25	$20.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.29	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	123	124	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.79	$13.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	$7.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,203	2,295	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.78	$15.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.26	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	252	255	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.62	$12.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$7.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,076	788	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.49	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	$9.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	523	248	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.15	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	895	968	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.73	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	145	147	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,337	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$9.17	$13.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.18	$9.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,886	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	$11.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	321	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.66	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.29	$6.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,201	1,040	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.61	$15.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	797	-282	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	$10.79	$15.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.09	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,702	6,702	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$21.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	713	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$18.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	593	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$25.58	$43.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.91	$25.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24	24	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$9.27	$15.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,461	55	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2025
Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,655	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
50 Division2010
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,630	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt
65 Division2027
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division833
Accumulation unit value:
Beginning of period	$8.16	$12.93	$15.49	$11.56	$10.45	N/A	N/A	N/A
End of period	$10.63	$8.16	$12.93	$15.49	$11.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,438	1,077	6,097	9,864	2,162	N/A	N/A	N/A

JNL/AIM International
Growth Division123
Accumulation unit value:
Beginning of period	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99	$11.58
End of period	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99
Accumulation units outstanding
at the end of period	4,629	777	4,549	3,900	11,869	5,794	15,004	3,697

JNL/AIM Large Cap Growth
Division94
Accumulation unit value:
Beginning of period	$8.58	$14.01	$12.32	$11.63	$11.04	$10.22	$8.01	$10.31
End of period	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04	$10.22	$8.01
Accumulation units outstanding
at the end of period	2,384	6,180	19,070	29,435	26,693	47,247	34,928	23,244

JNL/AIM Small Cap Growth
Division136
Accumulation unit value:
Beginning of period	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$8.25	$9.94
End of period	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$8.25
Accumulation units outstanding
at the end of period	435	2,688	6,323	9,790	5,657	4,461	11,752	2,526

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division159
Accumulation unit value:
Beginning of period	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33	$8.39
End of period	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33
Accumulation units outstanding
at the end of period	3,784	16,149	21,655	38,174	19,060	23,401	28,548	8,903

JNL/Capital Guardian
Global Diversified Research Division648
Accumulation unit value:
Beginning of period	$16.65	$29.48	$24.88	$22.35	$22.33	$19.18	N/A	N/A
End of period	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	512	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division136
Accumulation unit value:
Beginning of period	$16.61	$28.60	$26.54	$25.83	$25.13	$22.91	$17.22	$20.30
End of period	$21.99	$16.61	$28.60	$26.54	$25.83	$25.13	$22.91	$17.22
Accumulation units outstanding
at the end of period	226	-	691	1,060	1,063	7,845	1,388	458

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.55	$13.66	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$6.55	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,452	9,259	16,079	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$7.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	903	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division154

Accumulation unit value:
Beginning of period	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02	$13.23
End of period	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02
Accumulation units outstanding
at the end of period	307	3,442	9,582	12,011	12,603	5,441	6,498	2,025

JNL/Eagle SmallCap Equity
Division144
Accumulation unit value:
Beginning of period	$15.01	$24.76	$22.49	$19.07	$18.93	$16.23	$11.80	$13.73
End of period	$19.97	$15.01	$24.76	$22.49	$19.07	$18.93	$16.23	$11.80
Accumulation units outstanding
at the end of period	2,116	4,619	3,859	5,493	5,447	5,974	3,959	2,028

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.92	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,563	27,364	7,050	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1070
Accumulation unit value:
Beginning of period	$7.49	$10.85	$10.85	$9.95	N/A	N/A	N/A	N/A
End of period	$9.78	$7.49	$10.85	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,244	6,361	10,805	3,754	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	$6.01	$9.85	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$7.48	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,738	14,131	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division829
Accumulation unit value:
Beginning of period	$7.63	$11.62	$12.60	$10.90	$9.83	N/A	N/A	N/A
End of period	$10.01	$7.63	$11.62	$12.60	$10.90	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	450	137	1,596	702	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division170
Accumulation unit value:
Beginning of period	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$15.31	$14.39
End of period	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$15.31
Accumulation units outstanding
at the end of period	2,261	10,819	37,876	41,592	37,773	20,796	18,738	7,862

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	486	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division870
Accumulation unit value:
Beginning of period	$8.11	$12.92	$12.79	$11.25	$10.99	N/A	N/A	N/A
End of period	$10.56	$8.11	$12.92	$12.79	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	190	2,682	6,139	6,330	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division338
Accumulation unit value:
Beginning of period	$9.22	$16.90	$15.37	$11.86	$10.18	$8.46	$6.46	N/A
End of period	$11.78	$9.22	$16.90	$15.37	$11.86	$10.18	$8.46	N/A
Accumulation units outstanding
at the end of period	2,016	14,315	26,527	17,738	18,467	26,326	29,178	N/A

JNL/JPMorgan MidCap
Growth Division94
Accumulation unit value:
Beginning of period	$13.42	$24.60	$23.20	$21.08	$20.21	$17.44	$13.09	$16.80
End of period	$18.84	$13.42	$24.60	$23.20	$21.08	$20.21	$17.44	$13.09
Accumulation units outstanding
at the end of period	606	2,137	3,776	3,395	1,757	2,062	2,387	1,903

JNL/JPMorgan U.S. Government
& Quality Bond Division144
Accumulation unit value:
Beginning of period	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79	$13.94
End of period	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79
Accumulation units outstanding
at the end of period	611	35,215	16,968	34,586	31,728	25,202	33,541	12,495

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1063
Accumulation unit value:
Beginning of period	$6.90	$14.06	$10.86	$9.98	N/A	N/A	N/A	N/A
End of period	$11.63	$6.90	$14.06	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,264	1,246	3,064	60	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division94
Accumulation unit value:
Beginning of period	$11.57	$19.30	$20.18	$17.93	$16.78	$13.70	$10.82	$13.20
End of period	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78	$13.70	$10.82
Accumulation units outstanding
at the end of period	3,558	14,421	25,772	28,912	42,045	28,145	27,030	12,213

JNL/Lazard Small Cap
Equity Division94
Accumulation unit value:
Beginning of period	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	$9.22	$12.18
End of period	$8.74	$9.27	$15.37	$16.79	$14.64	$14.24	$12.57	$9.22
Accumulation units outstanding
at the end of period	-	7,057	12,455	17,413	17,135	15,235	27,082	5,535

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division138

Accumulation unit value:
Beginning of period	$7.50	$11.78	$12.35	$11.20	$11.75	$9.81	$7.52	$9.18
End of period	$11.26	$7.50	$11.78	$12.35	$11.20	$11.75	$9.81	$7.52
Accumulation units outstanding
at the end of period	11,389	26,350	100,056	175,520	189,485	133,730	129,931	42,025

JNL/MCM Bond Index Division154

Accumulation unit value:
Beginning of period	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	$10.67	$10.25
End of period	$12.37	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	$10.67
Accumulation units outstanding
at the end of period	1,210	3,652	10,401	31,729	31,228	26,652	28,142	7,401

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division518
Accumulation unit value:
Beginning of period	$3.60	$6.07	$5.92	$4.43	$4.47	$4.28	N/A	N/A
End of period	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47	N/A	N/A
Accumulation units outstanding
at the end of period	722	2,294	29,489	9,737	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division516
Accumulation unit value:
Beginning of period	$6.96	$10.32	$11.41	$10.24	$10.68	$9.98	N/A	N/A
End of period	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	10,384	7,776	-	N/A	N/A

JNL/MCM Dow 10 Division94

Accumulation unit value:
Beginning of period	$5.84	$11.02	$11.11	$8.73	$9.42	$9.32	$7.55	$9.00
End of period	$6.65	$5.84	$11.02	$11.11	$8.73	$9.42	$9.32	$7.55
Accumulation units outstanding
at the end of period	25,648	50,283	133,340	153,761	163,204	150,162	182,323	69,768

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.18	$10.42	$11.79	$10.00	N/A	N/A	N/A	N/A
End of period	$6.12	$5.18	$10.42	$11.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,146	20,037	39,869	30,061	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division136
Accumulation unit value:
Beginning of period	$5.95	$9.74	$9.56	$8.33	$8.14	$7.45	$5.87	$7.00
End of period	$5.54	$5.95	$9.74	$9.56	$8.33	$8.14	$7.45	$5.87
Accumulation units outstanding
at the end of period	-	5,170	26,154	39,778	22,626	19,750	18,288	10,140

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division528
Accumulation unit value:
Beginning of period	$5.68	$11.73	$14.45	$12.40	$11.89	$11.38	N/A	N/A
End of period	$6.62	$5.68	$11.73	$14.45	$12.40	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	655	-	1,915	15,636	7,917	11,888	N/A	N/A

JNL/MCM Global 15 Division138

Accumulation unit value:
Beginning of period	$9.50	$18.79	$17.22	$12.51	$11.56	$9.19	$7.02	$8.22
End of period	$12.23	$9.50	$18.79	$17.22	$12.51	$11.56	$9.19	$7.02
Accumulation units outstanding
at the end of period	14,932	27,225	84,738	141,042	159,668	103,414	114,433	37,631

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division492
Accumulation unit value:
Beginning of period	$9.29	$12.32	$11.66	$11.17	$10.57	$10.47	N/A	N/A
End of period	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57	N/A	N/A
Accumulation units outstanding
at the end of period	846	6,809	15,891	25,212	15,801	12,183	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division154
Accumulation unit value:
Beginning of period	$11.21	$20.00	$18.45	$14.96	$13.44	$11.45	$8.49	$9.61
End of period	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44	$11.45	$8.49
Accumulation units outstanding
at the end of period	6,611	5,302	10,201	19,431	23,630	24,268	17,000	4,617

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division683

Accumulation unit value:
Beginning of period	$7.77	$13.77	$13.82	$11.85	$10.90	$9.71	N/A	N/A
End of period	$9.48	$7.77	$13.77	$13.82	$11.85	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	7,421	76,539	112,729	135,840	137,518	25,818	N/A	N/A

JNL/MCM JNL Optimized
5 Division1062
Accumulation unit value:
Beginning of period	$6.32	$11.94	$10.71	$10.00	N/A	N/A	N/A	N/A
End of period	$8.55	$6.32	$11.94	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,669	31,675	7,737	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division683

Accumulation unit value:
Beginning of period	$7.27	$12.66	$10.83	$10.52	$10.82	$9.81	N/A	N/A
End of period	$9.58	$7.27	$12.66	$10.83	$10.52	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	888	1,513	2,564	39,801	32,149	17,193	N/A	N/A

JNL/MCM NYSE International
25 Division1306
Accumulation unit value:
Beginning of period	$6.13	$11.54	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$6.13	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	744	10,878	12,256	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division492
Accumulation unit value:
Beginning of period	$22.06	$36.14	$27.20	$22.93	$17.07	$13.17	N/A	N/A
End of period	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07	N/A	N/A
Accumulation units outstanding
at the end of period	1,473	2,362	3,524	12,468	10,223	11,107	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division138

Accumulation unit value:
Beginning of period	$6.91	$13.97	$13.55	$13.18	$9.77	$8.46	$7.24	$9.28
End of period	$8.13	$6.91	$13.97	$13.55	$13.18	$9.77	$8.46	$7.24
Accumulation units outstanding
at the end of period	19,029	30,486	95,735	134,547	151,639	119,236	127,488	33,144

JNL/MCM S&P 24 Division1088

Accumulation unit value:
Beginning of period	$7.10	$10.75	$10.18	$9.51	N/A	N/A	N/A	N/A
End of period	$8.29	$7.10	$10.75	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	462	2,911	3,325	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division136
Accumulation unit value:
Beginning of period	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$8.46	$10.09
End of period	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$8.46
Accumulation units outstanding
at the end of period	15,747	7,671	12,879	22,383	26,624	28,833	21,895	4,399

JNL/MCM S&P 500 Index Division123

Accumulation unit value:
Beginning of period	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$7.66	$9.39
End of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$7.66
Accumulation units outstanding
at the end of period	8,942	26,772	43,551	73,187	74,001	59,646	49,789	9,671

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.05	$8.82	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$6.05	$8.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	15,178	29,814	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division138
Accumulation unit value:
Beginning of period	$10.76	$18.28	$20.79	$19.34	$18.07	$16.34	$11.24	$13.47
End of period	$11.09	$10.76	$18.28	$20.79	$19.34	$18.07	$16.34	$11.24
Accumulation units outstanding
at the end of period	4,458	15,530	56,477	83,037	95,485	62,834	70,053	22,604

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division136
Accumulation unit value:
Beginning of period	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$7.88	$9.74
End of period	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$7.88
Accumulation units outstanding
at the end of period	10,701	7,180	14,399	23,826	23,337	22,501	15,365	4,018

JNL/MCM Technology Sector
Division558
Accumulation unit value:
Beginning of period	$3.79	$6.83	$6.07	$5.65	$5.62	$5.49	N/A	N/A
End of period	$6.11	$3.79	$6.83	$6.07	$5.65	$5.62	N/A	N/A
Accumulation units outstanding
at the end of period	16,849	-	-	-	-	14,159	N/A	N/A

JNL/MCM Value Line 30 Division683

Accumulation unit value:
Beginning of period	$9.13	$17.70	$15.08	$15.57	$11.42	$9.52	N/A	N/A
End of period	$10.29	$9.13	$17.70	$15.08	$15.57	$11.42	N/A	N/A
Accumulation units outstanding
at the end of period	4,452	11,966	20,791	43,434	26,173	1,305	N/A	N/A

JNL/MCM VIP Division683

Accumulation unit value:
Beginning of period	$8.04	$14.30	$13.15	$11.94	$11.07	$9.75	N/A	N/A
End of period	$9.78	$8.04	$14.30	$13.15	$11.94	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	222	2,017	3,622	34,131	1,306	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division94
Accumulation unit value:
Beginning of period	$8.70	$14.97	$14.34	$12.48	$11.17	$9.64	$6.99	$9.11
End of period	$11.91	$8.70	$14.97	$14.34	$12.48	$11.17	$9.64	$6.99
Accumulation units outstanding
at the end of period	1,629	16,887	32,898	41,947	22,055	19,999	25,338	6,573

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,867	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1778

Accumulation unit value:
Beginning of period	$4.15	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.43	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,284	230	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.31	$10.90	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$10.31	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,475	46,638	22,442	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division123
Accumulation unit value:
Beginning of period	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87	$12.31
End of period	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87
Accumulation units outstanding
at the end of period	13,423	94,512	118,147	110,139	86,296	68,315	76,765	30,041

JNL/PPM America Core
Equity Division119
Accumulation unit value:
Beginning of period	$12.34	$21.12	$23.19	$20.75	$19.43	$17.50	$14.01	$17.18
End of period	$15.33	$12.34	$21.12	$23.19	$20.75	$19.43	$17.50	$14.01
Accumulation units outstanding
at the end of period	-	1,554	2,677	4,082	6,269	10,737	23,399	14,451

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.12	$13.40	$13.80	$12.71	$12.73	$12.38	N/A	N/A
End of period	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73	N/A	N/A
Accumulation units outstanding
at the end of period	2,652	16,976	22,455	32,526	31,291	35,159	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division119
Accumulation unit value:
Beginning of period	$10.49	$20.23	$21.82	$19.66	$19.08	$17.70	$14.47	$17.81
End of period	$14.89	$10.49	$20.23	$21.82	$19.66	$19.08	$17.70	$14.47
Accumulation units outstanding
at the end of period	2,253	4,247	8,001	9,498	11,129	17,531	30,293	18,253

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,836	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1460

Accumulation unit value:
Beginning of period	$6.66	$9.92	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$9.28	$6.66	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,334	8,568	1,845	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	623	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	$8.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	705	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	632	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division112
Accumulation unit value:
Beginning of period	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$8.96	$10.80
End of period	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$8.96
Accumulation units outstanding
at the end of period	4,269	26,335	93,964	113,310	103,349	34,500	31,822	13,198

JNL/S&P Managed Conservative
Division678
Accumulation unit value:
Beginning of period	$9.83	$11.61	$11.12	$10.50	$10.31	$9.98	N/A	N/A
End of period	$10.97	$9.83	$11.61	$11.12	$10.50	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	5,778	33,745	31,442	4,338	5,150	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division121
Accumulation unit value:
Beginning of period	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61	$11.06
End of period	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61
Accumulation units outstanding
at the end of period	24,231	97,794	312,644	385,812	329,656	250,611	175,041	33,691

JNL/S&P Managed Moderate
Division686
Accumulation unit value:
Beginning of period	$9.60	$12.41	$11.73	$10.82	$10.49	$9.87	N/A	N/A
End of period	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	41,640	800	2,262	5,398	2,705	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division133
Accumulation unit value:
Beginning of period	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86	$10.46
End of period	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86
Accumulation units outstanding
at the end of period	3,974	193,526	299,973	338,709	303,360	235,565	246,429	51,178

JNL/S&P Retirement 2015
Division1020
Accumulation unit value:
Beginning of period	$7.96	$11.60	$10.81	$10.14	N/A	N/A	N/A	N/A
End of period	$9.36	$7.96	$11.60	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020
Division1153
Accumulation unit value:
Beginning of period	$7.71	$11.76	$10.94	$10.23	N/A	N/A	N/A	N/A
End of period	$9.17	$7.71	$11.76	$10.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025
Division1181
Accumulation unit value:
Beginning of period	$7.52	$11.91	$11.01	$10.61	N/A	N/A	N/A	N/A
End of period	$9.05	$7.52	$11.91	$11.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1105
Accumulation unit value:
Beginning of period	$8.91	$11.09	$10.56	$9.87	N/A	N/A	N/A	N/A
End of period	$9.99	$8.91	$11.09	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	649	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division154

Accumulation unit value:
Beginning of period	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$17.04	$16.78
End of period	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$17.04
Accumulation units outstanding
at the end of period	8,475	20,055	32,039	44,355	39,666	28,287	27,000	7,780

JNL/Select Money Market
Division121
Accumulation unit value:
Beginning of period	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$12.05	$12.11
End of period	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$12.05
Accumulation units outstanding
at the end of period	49,035	63,399	61,652	78,322	44,530	46,705	45,034	17,529

JNL/Select Value Division275

Accumulation unit value:
Beginning of period	$14.26	$21.79	$20.57	$17.32	$16.30	$14.46	$10.26	N/A
End of period	$17.37	$14.26	$21.79	$20.57	$17.32	$16.30	$14.46	N/A
Accumulation units outstanding
at the end of period	5,577	11,211	20,114	18,691	19,874	14,493	3,195	N/A

JNL/T.Rowe Price Established
Growth Division235
Accumulation unit value:
Beginning of period	$17.53	$31.22	$28.87	$25.86	$24.81	$22.99	$17.93	$19.07
End of period	$24.70	$17.53	$31.22	$28.87	$25.86	$24.81	$22.99	$17.93
Accumulation units outstanding
at the end of period	5,354	14,598	28,266	27,253	23,102	14,444	17,982	253

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division132
Accumulation unit value:
Beginning of period	$25.41	$43.59	$37.86	$36.10	$32.21	$27.78	$20.41	$24.90
End of period	$36.64	$25.41	$43.59	$37.86	$36.10	$32.21	$27.78	$20.41
Accumulation units outstanding
at the end of period	2,337	7,266	13,675	12,496	10,998	12,112	10,003	2,861

JNL/T.Rowe Price Short-Term
Bond Division1086
Accumulation unit value:
Beginning of period	$9.68	$10.49	$10.19	$10.00	N/A	N/A	N/A	N/A
End of period	$10.24	$9.68	$10.49	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	918	32,293	21,316	78	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division94

Accumulation unit value:
Beginning of period	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99	$11.20
End of period	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99
Accumulation units outstanding
at the end of period	7,740	16,932	38,787	52,692	70,355	55,678	57,992	18,200

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.46	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$7.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,382	1,478	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.81	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.61	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,655	1,770	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.46	$18.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,457	1,558	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$11.17	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.18	$11.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,201	1,285	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$6.88	$13.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$6.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,661	1,777	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.71	$15.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,254	1,341	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.57	$12.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	$7.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,503	1,608	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.71	$17.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	916	980	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.42	$14.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,247	1,334	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2022
Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,305	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real
Estate Division832
Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$10.32	N/A	N/A	N/A
End of period	$10.58	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	602	602	3,282	3,708	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM International
Growth Division175
Accumulation unit value:
Beginning of period	$10.48	$18.08	$16.78	$13.95	$12.85	$11.25	$8.92	$9.67
End of period	$14.08	$10.48	$18.08	$16.78	$13.95	$12.85	$11.25	$8.92
Accumulation units outstanding
at the end of period	173	671	2,912	2,483	4,113	965	5,010	3,692

JNL/AIM Large Cap Growth
Division119
Accumulation unit value:
Beginning of period	$8.52	$13.92	$12.26	$11.58	$11.01	$10.20	$8.00	$10.02
End of period	$10.38	$8.52	$13.92	$12.26	$11.58	$11.01	$10.20	$8.00
Accumulation units outstanding
at the end of period	-	2,064	11,907	16,055	15,088	17,485	6,786	4,117

JNL/AIM Small Cap Growth
Division119
Accumulation unit value:
Beginning of period	$9.07	$15.33	$14.03	$12.49	$11.74	$11.20	$8.25	$10.83
End of period	$11.99	$9.07	$15.33	$14.03	$12.49	$11.74	$11.20	$8.25
Accumulation units outstanding
at the end of period	5,356	7,229	12,901	12,377	8,540	6,908	5,266	2,358

JNL/Capital Guardian
Global Balanced Division217
Accumulation unit value:
Beginning of period	$8.72	$12.39	$11.69	$10.76	$9.96	$9.28	$8.31	$8.37
End of period	$10.47	$8.72	$12.39	$11.69	$10.76	$9.96	$9.28	$8.31
Accumulation units outstanding
at the end of period	-	3,204	8,265	5,300	3,827	3,855	8,586	2,113

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Diversified Research Division603
Accumulation unit value:
Beginning of period	$16.43	$29.11	$24.59	$22.12	$22.12	$20.03	N/A	N/A
End of period	$22.28	$16.43	$29.11	$24.59	$22.12	$22.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	440	335	197	198	91	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division246
Accumulation unit value:
Beginning of period	$16.38	$28.24	$26.23	$25.56	$24.89	$22.71	$17.09	$16.96
End of period	$21.67	$16.38	$28.24	$26.23	$25.56	$24.89	$22.71	$17.09
Accumulation units outstanding
at the end of period	-	565	2,407	2,425	2,260	965	964	324

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	566	1,033	838	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division177

Accumulation unit value:
Beginning of period	$10.88	$18.20	$18.44	$16.73	$16.49	$15.09	$12.94	$13.70
End of period	$14.29	$10.88	$18.20	$18.44	$16.73	$16.49	$15.09	$12.94
Accumulation units outstanding
at the end of period	163	4,918	7,295	8,634	13,318	13,385	13,802	1,765

JNL/Eagle SmallCap Equity
Division152
Accumulation unit value:
Beginning of period	$14.82	$24.48	$22.26	$18.89	$18.78	$16.11	$11.73	$12.43
End of period	$19.70	$14.82	$24.48	$22.26	$18.89	$18.78	$16.11	$11.73
Accumulation units outstanding
at the end of period	125	4,507	3,686	3,978	4,317	4,006	4,620	-

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.93	$6.21	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,556	111,593	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1070
Accumulation unit value:
Beginning of period	$7.47	$10.83	$10.84	$9.95	N/A	N/A	N/A	N/A
End of period	$9.74	$7.47	$10.83	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,210	25,232	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division835
Accumulation unit value:
Beginning of period	$7.60	$11.58	$12.58	$10.89	$10.28	N/A	N/A	N/A
End of period	$9.96	$7.60	$11.58	$12.58	$10.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	350	372	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core
Plus Bond Division175
Accumulation unit value:
Beginning of period	$17.94	$19.28	$18.36	$17.88	$17.75	$16.92	$15.19	$14.49
End of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.75	$16.92	$15.19
Accumulation units outstanding
at the end of period	844	10,810	58,600	62,268	51,094	22,933	10,459	1,590

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,729	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division835
Accumulation unit value:
Beginning of period	$8.08	$12.88	$12.77	$11.25	$10.32	N/A	N/A	N/A
End of period	$10.51	$8.08	$12.88	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	739	739	739	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/JPMorgan International
Value Division314
Accumulation unit value:
Beginning of period	$9.12	$16.74	$15.24	$11.77	$10.11	$8.41	$6.08	N/A
End of period	$11.64	$9.12	$16.74	$15.24	$11.77	$10.11	$8.41	N/A
Accumulation units outstanding
at the end of period	-	17,391	41,077	18,193	17,909	13,709	11,228	N/A

JNL/JPMorgan MidCap
Growth Division246
Accumulation unit value:
Beginning of period	$13.24	$24.29	$22.93	$20.86	$20.02	$17.29	$12.99	$12.92
End of period	$18.57	$13.24	$24.29	$22.93	$20.86	$20.02	$17.29	$12.99
Accumulation units outstanding
at the end of period	58	1,821	6,258	1,824	2,274	1,139	1,950	426

JNL/JPMorgan U.S. Government
& Quality Bond Division142
Accumulation unit value:
Beginning of period	$16.49	$15.77	$15.11	$14.91	$14.85	$14.57	$14.68	$13.83
End of period	$16.77	$16.49	$15.77	$15.11	$14.91	$14.85	$14.57	$14.68
Accumulation units outstanding
at the end of period	-	4,144	13,139	17,803	24,507	35,392	46,099	35,302

JNL/Lazard Emerging
Markets Division1062
Accumulation unit value:
Beginning of period	$6.88	$14.03	$10.85	$9.99	N/A	N/A	N/A	N/A
End of period	$11.59	$6.88	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	376	1,368	3,933	1,438	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Mid Cap Equity
Division179
Accumulation unit value:
Beginning of period	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	$10.77	$10.67
End of period	$15.68	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	$10.77
Accumulation units outstanding
at the end of period	5,845	13,141	35,524	35,130	35,446	27,389	14,655	9,320

JNL/Lazard Small Cap
Equity Division175
Accumulation unit value:
Beginning of period	$9.17	$15.22	$16.64	$14.52	$14.14	$12.49	$9.17	$9.92
End of period	$8.64	$9.17	$15.22	$16.64	$14.52	$14.14	$12.49	$9.17
Accumulation units outstanding
at the end of period	-	10,458	14,711	17,917	16,888	12,984	14,943	11,047

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division111

Accumulation unit value:
Beginning of period	$7.43	$11.68	$12.26	$11.13	$11.69	$9.77	$7.50	$9.70
End of period	$11.14	$7.43	$11.68	$12.26	$11.13	$11.69	$9.77	$7.50
Accumulation units outstanding
at the end of period	1,577	33,279	56,102	104,690	107,623	130,374	189,223	122,007

JNL/MCM Bond Index Division118

Accumulation unit value:
Beginning of period	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	$10.66	$9.96
End of period	$12.27	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	$10.66
Accumulation units outstanding
at the end of period	3,055	1,831	3,295	4,450	5,626	3,959	6,031	13,252

JNL/MCM Communications
Sector Division598
Accumulation unit value:
Beginning of period	$3.56	$6.01	$5.88	$4.40	$4.44	$3.91	N/A	N/A
End of period	$4.39	$3.56	$6.01	$5.88	$4.40	$4.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	47,774	1,675	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Consumer Brands
Sector Division590
Accumulation unit value:
Beginning of period	$6.90	$10.23	$11.32	$10.17	$10.62	$9.74	N/A	N/A
End of period	$9.01	$6.90	$10.23	$11.32	$10.17	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division104

Accumulation unit value:
Beginning of period	$5.79	$10.93	$11.03	$8.67	$9.37	$9.28	$7.52	$8.70
End of period	$6.58	$5.79	$10.93	$11.03	$8.67	$9.37	$9.28	$7.52
Accumulation units outstanding
at the end of period	1,625	39,671	89,037	85,624	84,220	99,992	202,408	144,121

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.17	$10.40	$11.78	$10.00	N/A	N/A	N/A	N/A
End of period	$6.09	$5.17	$10.40	$11.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	18,816	121,148	66,086	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P
500 Stock Index Division175
Accumulation unit value:
Beginning of period	$5.90	$9.66	$9.49	$8.28	$8.09	$7.41	$5.85	$6.36
End of period	$5.49	$5.90	$9.66	$9.49	$8.28	$8.09	$7.41	$5.85
Accumulation units outstanding
at the end of period	-	5,570	10,054	10,623	22,628	15,722	23,622	18,439

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division525
Accumulation unit value:
Beginning of period	$5.63	$11.63	$14.34	$12.32	$11.83	$11.21	N/A	N/A
End of period	$6.55	$5.63	$11.63	$14.34	$12.32	$11.83	N/A	N/A
Accumulation units outstanding
at the end of period	302	607	52	-	-	-	N/A	N/A

JNL/MCM Global 15 Division111

Accumulation unit value:
Beginning of period	$9.41	$18.63	$17.09	$12.43	$11.50	$9.15	$7.00	$8.87
End of period	$12.10	$9.41	$18.63	$17.09	$12.43	$11.50	$9.15	$7.00
Accumulation units outstanding
at the end of period	-	24,491	45,380	62,383	52,094	79,655	147,014	104,943

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Healthcare Sector
Division525
Accumulation unit value:
Beginning of period	$9.21	$12.22	$11.58	$11.10	$10.51	$10.72	N/A	N/A
End of period	$10.93	$9.21	$12.22	$11.58	$11.10	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	55	358	407	135	2,559	466	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division118
Accumulation unit value:
Beginning of period	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	$8.48	$10.68
End of period	$14.12	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	$8.48
Accumulation units outstanding
at the end of period	400	2,518	14,995	40,277	7,230	7,487	8,407	6,363

JNL/MCM JNL 5 Division683

Accumulation unit value:
Beginning of period	$7.74	$13.73	$13.79	$11.83	$10.90	$9.70	N/A	N/A
End of period	$9.43	$7.74	$13.73	$13.79	$11.83	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	1,916	88,688	247,022	272,564	298,559	202,100	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL Optimized
5 Division1061
Accumulation unit value:
Beginning of period	$6.31	$11.92	$10.70	$10.04	N/A	N/A	N/A	N/A
End of period	$8.52	$6.31	$11.92	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	396	13,219	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division678

Accumulation unit value:
Beginning of period	$7.24	$12.62	$10.80	$10.51	$10.82	$10.03	N/A	N/A
End of period	$9.53	$7.24	$12.62	$10.80	$10.51	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,875	46,537	74,975	76,159	58,415	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector
Division590
Accumulation unit value:
Beginning of period	$21.85	$35.84	$27.00	$22.78	$16.97	$14.05	N/A	N/A
End of period	$25.74	$21.85	$35.84	$27.00	$22.78	$16.97	N/A	N/A
Accumulation units outstanding
at the end of period	629	677	1,226	1,979	5,131	1,998	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division111

Accumulation unit value:
Beginning of period	$6.85	$13.85	$13.45	$13.09	$9.72	$8.42	$7.22	$9.69
End of period	$8.05	$6.85	$13.85	$13.45	$13.09	$9.72	$8.42	$7.22
Accumulation units outstanding
at the end of period	1,759	28,556	47,795	64,260	56,162	87,288	162,074	103,927

JNL/MCM S&P 24 Division1152

Accumulation unit value:
Beginning of period	$7.08	$10.73	$10.17	$9.94	N/A	N/A	N/A	N/A
End of period	$8.26	$7.08	$10.73	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,117	1,186	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap
Index Division118
Accumulation unit value:
Beginning of period	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	$8.45	$10.81
End of period	$13.11	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	$8.45
Accumulation units outstanding
at the end of period	467	1,916	7,767	9,998	10,854	13,103	14,211	9,081

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division118

Accumulation unit value:
Beginning of period	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	$7.65	$9.67
End of period	$9.32	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	$7.65
Accumulation units outstanding
at the end of period	1,411	25,039	44,829	51,228	38,114	25,596	28,153	24,794

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division111
Accumulation unit value:
Beginning of period	$10.66	$18.13	$20.64	$19.21	$17.97	$16.27	$11.20	$15.13
End of period	$10.97	$10.66	$18.13	$20.64	$19.21	$17.97	$16.27	$11.20
Accumulation units outstanding
at the end of period	723	15,417	29,864	40,256	34,172	50,811	93,931	69,459

JNL/MCM Small Cap Index
Division118
Accumulation unit value:
Beginning of period	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	$7.88	$10.53
End of period	$11.74	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	$7.88
Accumulation units outstanding
at the end of period	6,299	1,721	6,906	9,098	11,725	14,438	11,230	8,501

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.76	$6.77	$6.04	N/A	N/A	N/A	N/A	N/A
End of period	$6.04	$3.76	$6.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	120	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division678

Accumulation unit value:
Beginning of period	$9.10	$17.64	$15.05	$15.55	$11.42	$9.91	N/A	N/A
End of period	$10.24	$9.10	$17.64	$15.05	$15.55	$11.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	33,632	114,199	126,054	114,288	41,860	N/A	N/A

JNL/MCM VIP Division683

Accumulation unit value:
Beginning of period	$8.00	$14.26	$13.12	$11.92	$11.07	$9.74	N/A	N/A
End of period	$9.73	$8.00	$14.26	$13.12	$11.92	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,195	16,141	50,952	78,990	40,068	N/A	N/A

JNL/Oppenheimer Global
Growth Division175
Accumulation unit value:
Beginning of period	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	$6.98	$7.63
End of period	$11.80	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	$6.98
Accumulation units outstanding
at the end of period	8,640	16,615	23,238	20,761	23,964	17,717	22,076	8,030

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1773

Accumulation unit value:
Beginning of period	$4.14	$7.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.41	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	246	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.29	$10.89	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$10.29	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	733	13,536	1,304	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return
Bond Division134
Accumulation unit value:
Beginning of period	$14.39	$14.61	$13.76	$13.55	$13.50	$13.17	$12.81	$12.27
End of period	$16.30	$14.39	$14.61	$13.76	$13.55	$13.50	$13.17	$12.81
Accumulation units outstanding
at the end of period	2,145	38,576	95,544	140,488	138,301	101,179	89,281	49,712

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Core
Equity Division240
Accumulation unit value:
Beginning of period	$12.17	$20.86	$22.92	$20.53	$19.24	$17.35	$13.90	$14.04
End of period	$15.11	$12.17	$20.86	$22.92	$20.53	$19.24	$17.35	$13.90
Accumulation units outstanding
at the end of period	-	-	569	2,989	4,668	4,927	13,255	9,237

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$9.02	$13.27	$13.68	$12.62	$12.64	$12.30	N/A	N/A
End of period	$12.95	$9.02	$13.27	$13.68	$12.62	$12.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	10,380	88,050	90,965	83,494	78,010	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value
Equity Division150
Accumulation unit value:
Beginning of period	$10.34	$19.97	$21.57	$19.45	$18.89	$17.54	$14.36	$14.98
End of period	$14.67	$10.34	$19.97	$21.57	$19.45	$18.89	$17.54	$14.36
Accumulation units outstanding
at the end of period	234	1,565	4,114	6,443	8,879	9,553	18,228	11,490

JNL/Red Rocks Listed
Private Equity Division1898
Accumulation unit value:
Beginning of period	$5.92	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	5,789	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,999	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.24	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.67	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	444	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.71	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.08	$6.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	438	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division141
Accumulation unit value:
Beginning of period	$9.46	$15.85	$14.80	$13.05	$12.26	$11.09	$8.92	$10.79
End of period	$12.17	$9.46	$15.85	$14.80	$13.05	$12.26	$11.09	$8.92
Accumulation units outstanding
at the end of period	330	20,071	11,661	18,367	24,340	23,253	5,005	2,485

JNL/S&P Managed Conservative
Division687
Accumulation unit value:
Beginning of period	$9.79	$11.57	$11.10	$10.49	$10.30	$9.94	N/A	N/A
End of period	$10.91	$9.79	$11.57	$11.10	$10.49	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	11,462	1,654	1,773	-	N/A	N/A

JNL/S&P Managed Growth
Division104
Accumulation unit value:
Beginning of period	$9.97	$15.72	$14.74	$13.16	$12.48	$11.42	$9.56	$10.86
End of period	$12.53	$9.97	$15.72	$14.74	$13.16	$12.48	$11.42	$9.56
Accumulation units outstanding
at the end of period	-	91,591	101,707	152,430	162,330	157,853	161,557	68,558

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate
Division693
Accumulation unit value:
Beginning of period	$9.56	$12.37	$11.71	$10.81	$10.49	$10.01	N/A	N/A
End of period	$11.13	$9.56	$12.37	$11.71	$10.81	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	2,429	2,433	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division134
Accumulation unit value:
Beginning of period	$10.62	$14.93	$14.01	$12.73	$12.19	$11.34	$9.81	$10.42
End of period	$12.87	$10.62	$14.93	$14.01	$12.73	$12.19	$11.34	$9.81
Accumulation units outstanding
at the end of period	49	39,050	66,681	160,394	110,427	109,716	110,404	69,992

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1210
Accumulation unit value:
Beginning of period	$8.89	$11.06	$10.55	$10.58	N/A	N/A	N/A	N/A
End of period	$9.96	$8.89	$11.06	$10.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,962	1,963	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division134

Accumulation unit value:
Beginning of period	$20.74	$26.67	$25.29	$22.68	$21.95	$20.17	$16.91	$18.14
End of period	$24.36	$20.74	$26.67	$25.29	$22.68	$21.95	$20.17	$16.91
Accumulation units outstanding
at the end of period	-	5,710	11,764	14,444	14,756	12,383	11,503	1,806

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Money Market
Division122
Accumulation unit value:
Beginning of period	$12.40	$12.36	$12.03	$11.73	$11.64	$11.77	$11.94	$12.00
End of period	$12.18	$12.40	$12.36	$12.03	$11.73	$11.64	$11.77	$11.94
Accumulation units outstanding
at the end of period	767	19,947	14,092	17,915	13,669	13,650	13,211	10,855

JNL/Select Value Division314

Accumulation unit value:
Beginning of period	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	$11.20	N/A
End of period	$17.24	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	N/A
Accumulation units outstanding
at the end of period	-	3,723	19,122	18,313	17,801	14,202	125	N/A

JNL/T.Rowe Price Established
Growth Division150
Accumulation unit value:
Beginning of period	$17.29	$30.83	$28.54	$25.58	$24.58	$22.79	$17.80	$18.28
End of period	$24.34	$17.29	$30.83	$28.54	$25.58	$24.58	$22.79	$17.80
Accumulation units outstanding
at the end of period	9,759	13,125	14,637	5,651	8,106	4,802	12,563	8,802

JNL/T.Rowe Price Mid-Cap
Growth Division175
Accumulation unit value:
Beginning of period	$25.06	$43.04	$37.43	$35.72	$31.90	$27.55	$20.26	$21.51
End of period	$36.11	$25.06	$43.04	$37.43	$35.72	$31.90	$27.55	$20.26
Accumulation units outstanding
at the end of period	2,929	4,244	9,118	9,079	9,637	6,498	5,324	2,463

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Short-Term
Bond Division1091
Accumulation unit value:
Beginning of period	$9.66	$10.47	$10.18	$9.99	N/A	N/A	N/A	N/A
End of period	$10.20	$9.66	$10.47	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,198	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division176
Accumulation unit value:
Beginning of period	$9.16	$15.67	$15.84	$13.45	$12.92	$11.42	$8.97	$9.20
End of period	$12.31	$9.16	$15.67	$15.84	$13.45	$12.92	$11.42	$8.97
Accumulation units outstanding
at the end of period	20,531	26,632	35,063	33,812	38,759	22,456	12,514	7,858

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2167
Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division874
Accumulation unit value:
Beginning of period	$8.12	$12.87	$15.45	$11.55	$11.28	N/A	N/A	N/A
End of period	$10.55	$8.12	$12.87	$15.45	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	525	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division153
Accumulation unit value:
Beginning of period	$8.48	$13.88	$12.22	$11.56	$10.99	$10.19	$7.99	$8.39
End of period	$10.34	$8.48	$13.88	$12.22	$11.56	$10.99	$10.19	$7.99
Accumulation units outstanding
at the end of period	-	755	755	755	818	819	819	65

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Capital Guardian
Global Balanced Division273
Accumulation unit value:
Beginning of period	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	$8.14	N/A
End of period	$10.42	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	N/A
Accumulation units outstanding
at the end of period	-	737	737	737	737	737	737	N/A

JNL/Capital Guardian
Global Diversified Research Division724
Accumulation unit value:
Beginning of period	$16.31	$28.92	$24.45	$22.00	$22.01	$21.71	N/A	N/A
End of period	$22.12	$16.31	$28.92	$24.45	$22.00	$22.01	N/A	N/A
Accumulation units outstanding
at the end of period	336	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division153
Accumulation unit value:
Beginning of period	$16.30	$28.11	$26.12	$25.46	$24.80	$22.65	$17.04	$17.26
End of period	$21.55	$16.30	$28.11	$26.12	$25.46	$24.80	$22.65	$17.04
Accumulation units outstanding
at the end of period	-	-	15	15	15	16	16	16

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$8.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	191	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division273

Accumulation unit value:
Beginning of period	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	$12.47	N/A
End of period	$14.20	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	N/A
Accumulation units outstanding
at the end of period	364	1,203	1,203	1,203	1,203	1,203	1,203	N/A

JNL/Eagle SmallCap Equity
Division218
Accumulation unit value:
Beginning of period	$14.73	$24.34	$22.14	$18.80	$18.70	$16.05	$11.69	$11.20
End of period	$19.57	$14.73	$24.34	$22.14	$18.80	$18.70	$16.05	$11.69
Accumulation units outstanding
at the end of period	-	-	-	-	882	885	889	893

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,076	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1076
Accumulation unit value:
Beginning of period	$7.46	$10.82	$10.84	$9.88	N/A	N/A	N/A	N/A
End of period	$9.72	$7.46	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,991	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division897
Accumulation unit value:
Beginning of period	$7.59	$11.57	$12.57	$10.89	$10.73	N/A	N/A	N/A
End of period	$9.94	$7.59	$11.57	$12.57	$10.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	993	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division218
Accumulation unit value:
Beginning of period	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	$15.13	$14.57
End of period	$19.94	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	$15.13
Accumulation units outstanding
at the end of period	5,490	1,255	1,255	1,255	1,934	1,937	1,891	686

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division850
Accumulation unit value:
Beginning of period	$8.06	$12.86	$12.76	$11.24	$10.65	N/A	N/A	N/A
End of period	$10.49	$8.06	$12.86	$12.76	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	723	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division273
Accumulation unit value:
Beginning of period	$16.37	$15.67	$15.02	$14.84	$14.78	$14.51	$14.66	N/A
End of period	$16.65	$16.37	$15.67	$15.02	$14.84	$14.78	$14.51	N/A
Accumulation units outstanding
at the end of period	1,461	981	984	986	989	992	653	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.87	$14.02	$10.85	$9.48	N/A	N/A	N/A	N/A
End of period	$11.57	$6.87	$14.02	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division153
Accumulation unit value:
Beginning of period	$11.38	$19.01	$19.90	$17.71	$16.60	$13.57	$10.74	$10.96
End of period	$15.58	$11.38	$19.01	$19.90	$17.71	$16.60	$13.57	$10.74
Accumulation units outstanding
at the end of period	-	290	552	553	555	338	339	50

JNL/Lazard Small Cap
Equity Division153
Accumulation unit value:
Beginning of period	$9.12	$15.13	$16.56	$14.46	$14.09	$12.45	$9.15	$9.55
End of period	$8.59	$9.12	$15.13	$16.56	$14.46	$14.09	$12.45	$9.15
Accumulation units outstanding
at the end of period	-	-	285	286	288	56	57	57

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,227	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division312

Accumulation unit value:
Beginning of period	$11.78	$11.59	$11.10	$10.92	$10.93	$10.76	$10.69	N/A
End of period	$12.22	$11.78	$11.59	$11.10	$10.92	$10.93	$10.76	N/A
Accumulation units outstanding
at the end of period	215	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division609
Accumulation unit value:
Beginning of period	$3.55	$5.99	$5.86	$4.39	$4.43	$3.96	N/A	N/A
End of period	$4.37	$3.55	$5.99	$5.86	$4.39	$4.43	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division609
Accumulation unit value:
Beginning of period	$6.86	$10.19	$11.28	$10.14	$10.59	$9.69	N/A	N/A
End of period	$8.96	$6.86	$10.19	$11.28	$10.14	$10.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,794	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.77	$10.00	N/A	N/A	N/A	N/A
End of period	$6.08	$5.16	$10.39	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,425	1,595	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division368
Accumulation unit value:
Beginning of period	$5.87	$9.62	$9.45	$8.25	$8.07	$7.40	$6.66	N/A
End of period	$5.46	$5.87	$9.62	$9.45	$8.25	$8.07	$7.40	N/A
Accumulation units outstanding
at the end of period	-	-	392	394	397	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division495
Accumulation unit value:
Beginning of period	$5.60	$11.58	$14.29	$12.28	$11.80	$10.69	N/A	N/A
End of period	$6.52	$5.60	$11.58	$14.29	$12.28	$11.80	N/A	N/A
Accumulation units outstanding
at the end of period	311	-	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division495
Accumulation unit value:
Beginning of period	$9.16	$12.17	$11.53	$11.07	$10.49	$10.44	N/A	N/A
End of period	$10.87	$9.16	$12.17	$11.53	$11.07	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	919	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division320
Accumulation unit value:
Beginning of period	$11.10	$19.82	$18.31	$14.87	$13.38	$11.42	$8.54	N/A
End of period	$14.07	$11.10	$19.82	$18.31	$14.87	$13.38	$11.42	N/A
Accumulation units outstanding
at the end of period	185	-	126	127	128	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division697

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.78	$11.82	$10.90	$9.98	N/A	N/A
End of period	$9.40	$7.72	$13.70	$13.78	$11.82	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,540	2,829	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1106
Accumulation unit value:
Beginning of period	$6.30	$11.91	$10.69	$9.43	N/A	N/A	N/A	N/A
End of period	$8.51	$6.30	$11.91	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division709

Accumulation unit value:
Beginning of period	$7.23	$12.60	$10.79	$10.50	$10.82	$10.47	N/A	N/A
End of period	$9.50	$7.23	$12.60	$10.79	$10.50	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division495
Accumulation unit value:
Beginning of period	$21.75	$35.69	$26.90	$22.71	$16.93	$13.07	N/A	N/A
End of period	$25.61	$21.75	$35.69	$26.90	$22.71	$16.93	N/A	N/A
Accumulation units outstanding
at the end of period	38	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division312
Accumulation unit value:
Beginning of period	$9.64	$15.75	$14.95	$13.90	$12.66	$11.15	$8.29	N/A
End of period	$13.05	$9.64	$15.75	$14.95	$13.90	$12.66	$11.15	N/A
Accumulation units outstanding
at the end of period	126	-	260	262	263	-	-	N/A

JNL/MCM S&P 500 Index Division218

Accumulation unit value:
Beginning of period	$7.52	$12.29	$11.95	$10.59	$10.34	$7.40	$7.65	$7.86
End of period	$9.29	$7.52	$12.29	$11.95	$10.59	$10.34	$7.40	$7.65
Accumulation units outstanding
at the end of period	4,530	582	806	811	3,337	2,735	2,747	2,760

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,947	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division312
Accumulation unit value:
Beginning of period	$9.36	$14.66	$15.28	$13.26	$12.97	$11.26	$7.89	N/A
End of period	$11.69	$9.36	$14.66	$15.28	$13.26	$12.97	$11.26	N/A
Accumulation units outstanding
at the end of period	590	-	253	255	256	-	-	N/A

JNL/MCM Technology Sector
Division544
Accumulation unit value:
Beginning of period	$3.74	$6.74	$6.00	$5.60	$5.57	$5.44	N/A	N/A
End of period	$6.01	$3.74	$6.74	$6.00	$5.60	$5.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division689

Accumulation unit value:
Beginning of period	$9.08	$17.61	$15.03	$15.54	$11.42	$9.56	N/A	N/A
End of period	$10.21	$9.08	$17.61	$15.03	$15.54	$11.42	N/A	N/A
Accumulation units outstanding
at the end of period	726	-	1,077	1,205	-	-	N/A	N/A

JNL/MCM VIP Division710

Accumulation unit value:
Beginning of period	$7.99	$14.23	$13.10	$11.91	$11.07	$10.53	N/A	N/A
End of period	$9.71	$7.99	$14.23	$13.10	$11.91	$11.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division346
Accumulation unit value:
Beginning of period	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	$7.80	N/A
End of period	$11.75	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	N/A
Accumulation units outstanding
at the end of period	9,956	-	150	151	152	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	625	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division153
Accumulation unit value:
Beginning of period	$14.32	$14.54	$13.70	$13.50	$13.45	$13.14	$12.78	$12.26
End of period	$16.21	$14.32	$14.54	$13.70	$13.50	$13.45	$13.14	$12.78
Accumulation units outstanding
at the end of period	14,047	3,469	3,470	3,471	3,537	3,539	3,128	67

JNL/PPM America Core
Equity Division548
Accumulation unit value:
Beginning of period	$12.09	$20.72	$22.79	$20.43	$19.15	$17.54	N/A	N/A
End of period	$15.01	$12.09	$20.72	$22.79	$20.43	$19.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.97	$13.21	$13.62	$12.57	$12.60	$12.26	N/A	N/A
End of period	$12.87	$8.97	$13.21	$13.62	$12.57	$12.60	N/A	N/A
Accumulation units outstanding
at the end of period	6,186	1,448	1,936	1,939	2,946	2,456	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division273
Accumulation unit value:
Beginning of period	$10.27	$19.85	$21.45	$19.35	$18.80	$17.47	$13.63	N/A
End of period	$14.57	$10.27	$19.85	$21.45	$19.35	$18.80	$17.47	N/A
Accumulation units outstanding
at the end of period	-	330	330	330	330	330	330	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division344
Accumulation unit value:
Beginning of period	$9.41	$15.77	$14.73	$13.00	$12.22	$11.06	$9.77	N/A
End of period	$12.09	$9.41	$15.77	$14.73	$13.00	$12.22	$11.06	N/A
Accumulation units outstanding
at the end of period	1,939	3,324	3,776	3,779	10,804	6,487	6,302	N/A

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.77	$11.55	$11.08	$10.48	$10.30	$9.96	N/A	N/A
End of period	$10.88	$9.77	$11.55	$11.08	$10.48	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,147	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division724
Accumulation unit value:
Beginning of period	$9.54	$12.35	$11.69	$10.80	$10.49	$10.38	N/A	N/A
End of period	$11.10	$9.54	$12.35	$11.69	$10.80	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division276
Accumulation unit value:
Beginning of period	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	$9.49	N/A
End of period	$12.79	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	N/A
Accumulation units outstanding
at the end of period	3,400	-	6,840	13,825	14,189	7,744	7,778	N/A

JNL/S&P Retirement 2015
Division1029
Accumulation unit value:
Beginning of period	$7.92	$11.56	$10.80	$10.04	N/A	N/A	N/A	N/A
End of period	$9.31	$7.92	$11.56	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1171
Accumulation unit value:
Beginning of period	$8.87	$11.05	$10.54	$10.27	N/A	N/A	N/A	N/A
End of period	$9.94	$8.87	$11.05	$10.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division273

Accumulation unit value:
Beginning of period	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	$16.38	N/A
End of period	$24.18	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	N/A
Accumulation units outstanding
at the end of period	203	803	804	804	804	805	764	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	90	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division273
Accumulation unit value:
Beginning of period	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	$17.21	N/A
End of period	$24.17	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	N/A
Accumulation units outstanding
at the end of period	-	610	610	610	610	610	610	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division153
Accumulation unit value:
Beginning of period	$24.88	$42.75	$37.19	$35.51	$31.73	$27.42	$20.17	$20.85
End of period	$35.83	$24.88	$42.75	$37.19	$35.51	$31.73	$27.42	$20.17
Accumulation units outstanding
at the end of period	146	-	25	25	25	26	26	26

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.65	$10.46	$10.18	$10.00	N/A	N/A	N/A	N/A
End of period	$10.18	$9.65	$10.46	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	876	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division153
Accumulation unit value:
Beginning of period	$9.11	$15.61	$15.78	$13.41	$12.88	$11.40	$8.95	$9.19
End of period	$12.25	$9.11	$15.61	$15.78	$13.41	$12.88	$11.40	$8.95
Accumulation units outstanding
at the end of period	670	1,431	1,488	1,489	1,489	1,490	1,490	59

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2078
Accumulation unit value:
Beginning of period	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division827
Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.22	N/A	N/A	N/A
End of period	$10.53	$8.10	$12.86	$15.44	$11.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,112	3,373	4,835	2,804	310	N/A	N/A	N/A

JNL/AIM International
Growth Division280
Accumulation unit value:
Beginning of period	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	$8.14	N/A
End of period	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	N/A
Accumulation units outstanding
at the end of period	663	8,951	8,100	4,352	6,187	12,899	19,204	N/A

JNL/AIM Large Cap Growth
Division310
Accumulation unit value:
Beginning of period	$8.45	$13.84	$12.20	$11.53	$10.97	$10.18	$8.15	N/A
End of period	$10.30	$8.45	$13.84	$12.20	$11.53	$10.97	$10.18	N/A
Accumulation units outstanding
at the end of period	905	3,528	5,036	2,701	5,900	5,528	5,575	N/A

JNL/AIM Small Cap Growth
Division67
Accumulation unit value:
Beginning of period	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$8.24	$10.91
End of period	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$8.24
Accumulation units outstanding
at the end of period	3,124	2,896	6,353	9,573	22,551	29,829	33,570	1,959

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division84
Accumulation unit value:
Beginning of period	$8.64	$12.29	$11.62	$10.70	$9.91	$9.24	$8.29	$9.12
End of period	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91	$9.24	$8.29
Accumulation units outstanding
at the end of period	2,663	4,494	7,987	1,948	4,980	5,774	6,179	1,420

JNL/Capital Guardian
Global Diversified Research Division678
Accumulation unit value:
Beginning of period	$16.20	$28.74	$24.31	$21.88	$21.90	$19.85	N/A	N/A
End of period	$21.95	$16.20	$28.74	$24.31	$21.88	$21.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	22	22	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division84
Accumulation unit value:
Beginning of period	$16.16	$27.89	$25.93	$25.29	$24.65	$22.52	$16.96	$23.17
End of period	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65	$22.52	$16.96
Accumulation units outstanding
at the end of period	1,899	232	232	271	4,876	6,629	2,194	527

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	571	1,774	1,775	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.50	$10.64	$9.85	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	$6.50	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,094	1,092	1,130	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division85

Accumulation unit value:
Beginning of period	$10.75	$17.99	$18.25	$16.57	$16.35	$15.69	$12.85	$16.82
End of period	$14.10	$10.75	$17.99	$18.25	$16.57	$16.35	$15.69	$12.85
Accumulation units outstanding
at the end of period	384	1,170	1,849	2,717	3,155	4,189	4,530	1,804

JNL/Eagle SmallCap Equity
Division84
Accumulation unit value:
Beginning of period	$14.64	$24.20	$22.03	$18.71	$18.62	$15.99	$11.66	$16.58
End of period	$19.44	$14.64	$24.20	$22.03	$18.71	$18.62	$15.99	$11.66
Accumulation units outstanding
at the end of period	-	2,409	2,421	2,702	272	8,945	8,943	754

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,424	16,345	27,136	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1129
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$10.18	N/A	N/A	N/A	N/A
End of period	$9.70	$7.45	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,779	12,188	18,093	6,328	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division849
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$10.88	$10.53	N/A	N/A	N/A
End of period	$9.92	$7.57	$11.55	$12.56	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	863	863	938	250	321	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division72
Accumulation unit value:
Beginning of period	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.08	$14.37
End of period	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.08
Accumulation units outstanding
at the end of period	1,356	2,691	11,457	12,215	12,158	9,568	5,653	-

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	335	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Goldman Sachs Mid
Cap Value Division827
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$10.15	N/A	N/A	N/A
End of period	$10.46	$8.05	$12.85	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	114	246	314	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division289
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.10	$11.68	$10.05	$8.36	$5.58	N/A
End of period	$11.51	$9.02	$16.58	$15.10	$11.68	$10.05	$8.36	N/A
Accumulation units outstanding
at the end of period	726	1,490	3,404	23,479	37,715	24,946	14,352	N/A

JNL/JPMorgan MidCap
Growth Division90
Accumulation unit value:
Beginning of period	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$12.89	$16.56
End of period	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$12.89
Accumulation units outstanding
at the end of period	-	624	647	355	3,941	5,088	5,095	-

JNL/JPMorgan U.S. Government
& Quality Bond Division71
Accumulation unit value:
Beginning of period	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.57	$13.26
End of period	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.57
Accumulation units outstanding
at the end of period	2,432	2,411	5,223	6,294	5,329	5,101	2,981	14,970

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1082
Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$8.84	N/A	N/A	N/A	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,140	-	1,307	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division78
Accumulation unit value:
Beginning of period	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$10.72	$13.28
End of period	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$10.72
Accumulation units outstanding
at the end of period	5,160	5,864	11,914	15,791	16,795	20,108	9,630	1,761

JNL/Lazard Small Cap
Equity Division78
Accumulation unit value:
Beginning of period	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	$9.13	$11.91
End of period	$8.55	$9.07	$15.07	$16.50	$14.41	$14.05	$12.42	$9.13
Accumulation units outstanding
at the end of period	-	6,130	10,234	14,576	26,801	22,723	16,418	4,346

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division316

Accumulation unit value:
Beginning of period	$7.36	$11.59	$12.17	$11.06	$11.62	$9.73	$7.02	N/A
End of period	$11.03	$7.36	$11.59	$12.17	$11.06	$11.62	$9.73	N/A
Accumulation units outstanding
at the end of period	5,321	20,065	42,337	67,044	65,848	96,582	63,584	N/A

JNL/MCM Bond Index Division74

Accumulation unit value:
Beginning of period	$11.74	$11.55	$11.07	$10.90	$10.92	$10.75	$10.65	$9.82
End of period	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92	$10.75	$10.65
Accumulation units outstanding
at the end of period	1,982	1,901	4,029	5,632	19,640	19,438	13,442	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division673
Accumulation unit value:
Beginning of period	$3.53	$5.96	$5.83	$4.37	$4.42	$4.09	N/A	N/A
End of period	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	738	39,951	38,777	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division552
Accumulation unit value:
Beginning of period	$6.83	$10.15	$11.24	$10.11	$10.56	$10.14	N/A	N/A
End of period	$8.92	$6.83	$10.15	$11.24	$10.11	$10.56	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division288

Accumulation unit value:
Beginning of period	$5.73	$10.83	$10.94	$8.62	$9.32	$9.24	$6.49	N/A
End of period	$6.51	$5.73	$10.83	$10.94	$8.62	$9.32	$9.24	N/A
Accumulation units outstanding
at the end of period	10,185	34,878	64,202	139,602	106,259	91,637	87,595	N/A

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.76	$10.00	N/A	N/A	N/A	N/A
End of period	$6.07	$5.15	$10.38	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,823	9,381	17,773	24,615	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division74
Accumulation unit value:
Beginning of period	$5.84	$9.58	$9.42	$8.22	$8.05	$7.38	$5.83	$7.87
End of period	$5.44	$5.84	$9.58	$9.42	$8.22	$8.05	$7.38	$5.83
Accumulation units outstanding
at the end of period	-	12,834	25,450	12,461	14,208	12,799	11,240	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division476
Accumulation unit value:
Beginning of period	$5.58	$11.53	$14.24	$12.24	$11.76	$10.58	$10.26	N/A
End of period	$6.49	$5.58	$11.53	$14.24	$12.24	$11.76	$10.58	N/A
Accumulation units outstanding
at the end of period	5,695	949	1,480	10,697	9,831	22,895	12,388	N/A

JNL/MCM Global 15 Division316

Accumulation unit value:
Beginning of period	$9.32	$18.47	$16.96	$12.35	$11.43	$9.10	$6.39	N/A
End of period	$11.97	$9.32	$18.47	$16.96	$12.35	$11.43	$9.10	N/A
Accumulation units outstanding
at the end of period	14,909	26,246	77,464	109,447	78,335	67,105	75,185	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division476
Accumulation unit value:
Beginning of period	$9.12	$12.11	$11.49	$11.03	$10.46	$10.31	$10.02	N/A
End of period	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46	$10.31	N/A
Accumulation units outstanding
at the end of period	2,549	2,560	18,308	4,287	27,947	39,960	12,561	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division288
Accumulation unit value:
Beginning of period	$11.06	$19.76	$18.27	$14.84	$13.36	$11.41	$7.70	N/A
End of period	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36	$11.41	N/A
Accumulation units outstanding
at the end of period	5,220	7,821	24,114	16,560	12,639	12,964	14,869	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division692

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$10.89	$9.84	N/A	N/A
End of period	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	11,132	21,739	67,602	101,460	67,341	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1069
Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$9.82	N/A	N/A	N/A	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,549	11,304	14,641	1,160	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division678

Accumulation unit value:
Beginning of period	$7.21	$12.57	$10.77	$10.49	$10.82	$10.03	N/A	N/A
End of period	$9.48	$7.21	$12.57	$10.77	$10.49	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,172	2,401	4,495	9,329	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division486
Accumulation unit value:
Beginning of period	$21.64	$35.54	$26.80	$22.63	$16.88	$12.92	$12.92	N/A
End of period	$25.48	$21.64	$35.54	$26.80	$22.63	$16.88	$12.92	N/A
Accumulation units outstanding
at the end of period	691	1,260	3,195	7,987	17,179	45,149	5,993	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division316

Accumulation unit value:
Beginning of period	$6.78	$13.74	$13.35	$13.01	$9.67	$8.38	$7.08	N/A
End of period	$7.96	$6.78	$13.74	$13.35	$13.01	$9.67	$8.38	N/A
Accumulation units outstanding
at the end of period	6,391	29,835	42,365	91,230	137,229	76,689	68,293	N/A

JNL/MCM S&P 24 Division1135

Accumulation unit value:
Beginning of period	$7.07	$10.72	$10.16	$9.67	N/A	N/A	N/A	N/A
End of period	$8.23	$7.07	$10.72	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division84
Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$8.44	$10.76
End of period	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$8.44
Accumulation units outstanding
at the end of period	3,646	17,111	28,044	18,050	21,542	18,055	18,456	602

JNL/MCM S&P 500 Index Division84

Accumulation unit value:
Beginning of period	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$7.64	$10.04
End of period	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$7.64
Accumulation units outstanding
at the end of period	2,684	1,931	3,888	13,164	23,058	23,082	22,356	645

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	718	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division316
Accumulation unit value:
Beginning of period	$10.56	$17.98	$20.48	$19.09	$17.88	$16.20	$11.55	N/A
End of period	$10.86	$10.56	$17.98	$20.48	$19.09	$17.88	$16.20	N/A
Accumulation units outstanding
at the end of period	7,926	9,932	15,549	40,926	40,331	41,233	61,674	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division289
Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	$7.49	N/A
End of period	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	N/A
Accumulation units outstanding
at the end of period	5,529	7,370	17,938	6,793	13,910	11,317	14,707	N/A

JNL/MCM Technology Sector
Division602
Accumulation unit value:
Beginning of period	$3.72	$6.71	$5.98	$5.58	$5.56	$5.33	N/A	N/A
End of period	$5.98	$3.72	$6.71	$5.98	$5.58	$5.56	N/A	N/A
Accumulation units outstanding
at the end of period	24,822	26,086	65,727	29,075	-	-	N/A	N/A

JNL/MCM Value Line 30 Division697

Accumulation unit value:
Beginning of period	$9.06	$17.58	$15.01	$15.53	$11.41	$10.30	N/A	N/A
End of period	$10.18	$9.06	$17.58	$15.01	$15.53	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	16,909	12,034	31,863	36,752	99,899	-	N/A	N/A

JNL/MCM VIP Division679

Accumulation unit value:
Beginning of period	$7.97	$14.21	$13.09	$11.91	$11.06	$9.88	N/A	N/A
End of period	$9.68	$7.97	$14.21	$13.09	$11.91	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,902	35,432	52,089	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division72
Accumulation unit value:
Beginning of period	$8.56	$14.77	$14.18	$12.37	$11.09	$9.59	$6.96	$9.19
End of period	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09	$9.59	$6.96
Accumulation units outstanding
at the end of period	2,164	3,431	5,868	7,409	22,355	37,277	39,502	-

JNL/PAM Asia ex-Japan
Division1783
Accumulation unit value:
Beginning of period	$4.79	$9.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.96	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,788	5,010	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1783

Accumulation unit value:
Beginning of period	$4.14	$8.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.40	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,507	9,057	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$10.88	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$10.27	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,754	1,086	584	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division78
Accumulation unit value:
Beginning of period	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$12.75	$11.98
End of period	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$12.75
Accumulation units outstanding
at the end of period	13,223	22,855	29,785	33,422	27,494	33,623	54,273	11,669

JNL/PPM America Core
Equity Division84
Accumulation unit value:
Beginning of period	$12.01	$20.59	$22.65	$20.32	$19.06	$17.20	$13.79	$17.76
End of period	$14.90	$12.01	$20.59	$22.65	$20.32	$19.06	$17.20	$13.79
Accumulation units outstanding
at the end of period	-	-	-	-	868	907	946	365

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.92	$13.14	$13.56	$12.52	$12.56	$12.22	N/A	N/A
End of period	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56	N/A	N/A
Accumulation units outstanding
at the end of period	5,801	5,771	28,413	23,217	28,467	41,064	N/A	N/A

JNL/PPM America Mid
Cap Value Division1785
Accumulation unit value:
Beginning of period	$5.62	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	$5.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81	949	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division90
Accumulation unit value:
Beginning of period	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$14.25	$17.76
End of period	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$14.25
Accumulation units outstanding
at the end of period	-	2,349	2,012	1,288	1,150	1,157	1,120	-

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$5.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,604	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,872	29,755	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,092	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	$7.55	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.79	$7.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,114	11,125	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division310
Accumulation unit value:
Beginning of period	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	$8.82	N/A
End of period	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	N/A
Accumulation units outstanding
at the end of period	10,762	31,480	53,534	63,754	50,221	68,712	47,107	N/A

JNL/S&P Managed Conservative
Division702
Accumulation unit value:
Beginning of period	$9.75	$11.53	$11.07	$10.47	$10.30	$10.11	N/A	N/A
End of period	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	1,153	-	8,046	6,699	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division169
Accumulation unit value:
Beginning of period	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$9.52	$9.60
End of period	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$9.52
Accumulation units outstanding
at the end of period	23,293	31,232	98,226	128,071	117,975	105,222	83,447	2,601

JNL/S&P Managed Moderate
Division699
Accumulation unit value:
Beginning of period	$9.52	$12.33	$11.68	$10.80	$10.49	$10.18	N/A	N/A
End of period	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	2,796	45,326	47,921	36,974	36,974	36,974	N/A	N/A

JNL/S&P Managed Moderate
Growth Division152
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$9.77	$9.82
End of period	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$9.77
Accumulation units outstanding
at the end of period	39,493	50,166	66,958	82,578	71,920	64,869	50,606	13,461

JNL/S&P Retirement 2015
Division1110
Accumulation unit value:
Beginning of period	$7.91	$11.55	$10.79	$9.84	N/A	N/A	N/A	N/A
End of period	$9.29	$7.91	$11.55	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1004
Accumulation unit value:
Beginning of period	$8.86	$11.04	$10.54	$9.97	N/A	N/A	N/A	N/A
End of period	$9.92	$8.86	$11.04	$10.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,388	5,201	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division84

Accumulation unit value:
Beginning of period	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	$16.78	$18.07
End of period	$24.01	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	$16.78
Accumulation units outstanding
at the end of period	1,243	11,462	11,754	14,428	9,430	4,878	1,289	2,377

JNL/Select Money Market
Division57
Accumulation unit value:
Beginning of period	$12.24	$12.22	$11.90	$11.62	$11.54	$11.68	$11.86	$11.96
End of period	$12.01	$12.24	$12.22	$11.90	$11.62	$11.54	$11.68	$11.86
Accumulation units outstanding
at the end of period	39,168	84,230	55,364	15,804	4,221	8,252	18,949	-

JNL/Select Value Division320

Accumulation unit value:
Beginning of period	$14.08	$21.55	$20.39	$17.20	$16.22	$14.42	$11.23	N/A
End of period	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22	$14.42	N/A
Accumulation units outstanding
at the end of period	8,075	7,821	14,481	32,665	13,595	20,987	31,944	N/A

JNL/T.Rowe Price Established
Growth Division85
Accumulation unit value:
Beginning of period	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$17.66	$23.05
End of period	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$17.66
Accumulation units outstanding
at the end of period	5,365	7,486	14,128	9,881	14,918	2,902	3,153	1,316

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division67
Accumulation unit value:
Beginning of period	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$20.10	$25.66
End of period	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$20.10
Accumulation units outstanding
at the end of period	1,881	3,679	5,121	8,737	11,575	8,853	3,464	2,255

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.16	$9.63	$10.45	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	313	749	1,572	15,210	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division78

Accumulation unit value:
Beginning of period	$9.08	$15.55	$15.74	$13.37	$12.85	$11.38	$8.94	$11.53
End of period	$12.20	$9.08	$15.55	$15.74	$13.37	$12.85	$11.38	$8.94
Accumulation units outstanding
at the end of period	1,453	10,654	14,208	19,041	32,398	56,606	44,586	2,036

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division837
Accumulation unit value:
Beginning of period	$8.09	$12.84	$15.42	$11.54	$10.26	N/A	N/A	N/A
End of period	$10.50	$8.09	$12.84	$15.42	$11.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	328	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division336
Accumulation unit value:
Beginning of period	$10.26	$17.74	$16.49	$13.73	$12.66	$11.11	$9.15	N/A
End of period	$13.77	$10.26	$17.74	$16.49	$13.73	$12.66	$11.11	N/A
Accumulation units outstanding
at the end of period	774	-	-	-	-	-	-	N/A

JNL/AIM Large Cap Growth
Division293
Accumulation unit value:
Beginning of period	$8.42	$13.79	$12.16	$11.51	$10.96	$10.17	$8.36	N/A
End of period	$10.26	$8.42	$13.79	$12.16	$11.51	$10.96	$10.17	N/A
Accumulation units outstanding
at the end of period	301	-	-	-	-	-	-	N/A

JNL/AIM Small Cap Growth
Division386
Accumulation unit value:
Beginning of period	$8.97	$15.19	$13.92	$12.41	$11.69	$11.16	$9.53	N/A
End of period	$11.85	$8.97	$15.19	$13.92	$12.41	$11.69	$11.16	N/A
Accumulation units outstanding
at the end of period	97	-	-	-	2,022	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division307
Accumulation unit value:
Beginning of period	$8.60	$12.24	$11.58	$10.67	$9.89	$9.23	$8.25	N/A
End of period	$10.32	$8.60	$12.24	$11.58	$10.67	$9.89	$9.23	N/A
Accumulation units outstanding
at the end of period	111	-	-	-	-	-	-	N/A

JNL/Capital Guardian
Global Diversified Research Division644
Accumulation unit value:
Beginning of period	$16.09	$28.56	$24.16	$21.77	$21.80	$18.49	N/A	N/A
End of period	$21.79	$16.09	$28.56	$24.16	$21.77	$21.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division336
Accumulation unit value:
Beginning of period	$16.05	$27.71	$25.78	$25.15	$24.53	$22.42	$19.04	N/A
End of period	$21.20	$16.05	$27.71	$25.78	$25.15	$24.53	$22.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division302

Accumulation unit value:
Beginning of period	$10.69	$17.89	$18.16	$16.50	$16.29	$15.63	$12.71	N/A
End of period	$14.01	$10.69	$17.89	$18.16	$16.50	$16.29	$15.63	N/A
Accumulation units outstanding
at the end of period	193	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity
Division359
Accumulation unit value:
Beginning of period	$14.55	$24.07	$21.92	$18.63	$18.55	$15.93	$13.19	N/A
End of period	$19.32	$14.55	$24.07	$21.92	$18.63	$18.55	$15.93	N/A
Accumulation units outstanding
at the end of period	55	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1061
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$10.00	N/A	N/A	N/A	N/A
End of period	$9.69	$7.44	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,278	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division847
Accumulation unit value:
Beginning of period	$7.56	$11.54	$12.55	$10.88	$10.43	N/A	N/A	N/A
End of period	$9.89	$7.56	$11.54	$12.55	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division385
Accumulation unit value:
Beginning of period	$17.57	$18.92	$18.04	$17.59	$17.50	$16.71	$15.90	N/A
End of period	$19.65	$17.57	$18.92	$18.04	$17.59	$17.50	$16.71	N/A
Accumulation units outstanding
at the end of period	776	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division827
Accumulation unit value:
Beginning of period	$8.03	$12.83	$12.74	$11.24	$10.15	N/A	N/A	N/A
End of period	$10.44	$8.03	$12.83	$12.74	$11.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2129
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	937	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division420
Accumulation unit value:
Beginning of period	$8.97	$16.49	$15.04	$11.63	$10.01	$8.34	$7.14	N/A
End of period	$11.44	$8.97	$16.49	$15.04	$11.63	$10.01	$8.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/JPMorgan MidCap
Growth Division386
Accumulation unit value:
Beginning of period	$12.97	$23.83	$22.53	$20.53	$19.73	$17.07	$14.84	N/A
End of period	$18.17	$12.97	$23.83	$22.53	$20.53	$19.73	$17.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division394
Accumulation unit value:
Beginning of period	$16.15	$15.47	$14.85	$14.68	$14.64	$14.39	$14.12	N/A
End of period	$16.41	$16.15	$15.47	$14.85	$14.68	$14.64	$14.39	N/A
Accumulation units outstanding
at the end of period	203	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1061
Accumulation unit value:
Beginning of period	$6.85	$14.00	$10.84	$10.00	N/A	N/A	N/A	N/A
End of period	$11.53	$6.85	$14.00	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,062	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division302
Accumulation unit value:
Beginning of period	$11.26	$18.82	$19.73	$17.58	$16.49	$13.49	$10.46	N/A
End of period	$15.40	$11.26	$18.82	$19.73	$17.58	$16.49	$13.49	N/A
Accumulation units outstanding
at the end of period	458	-	-	-	-	-	-	N/A

JNL/Lazard Small Cap
Equity Division293
Accumulation unit value:
Beginning of period	$9.02	$14.99	$16.42	$14.35	$14.00	$12.38	$8.82	N/A
End of period	$8.50	$9.02	$14.99	$16.42	$14.35	$14.00	$12.38	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division293

Accumulation unit value:
Beginning of period	$7.32	$11.54	$12.12	$11.02	$11.59	$9.70	$7.12	N/A
End of period	$10.97	$7.32	$11.54	$12.12	$11.02	$11.59	$9.70	N/A
Accumulation units outstanding
at the end of period	149	-	2,393	2,525	3,163	2,369	-	N/A

JNL/MCM Bond Index Division356

Accumulation unit value:
Beginning of period	$11.70	$11.52	$11.05	$10.88	$10.90	$10.74	$10.93	N/A
End of period	$12.12	$11.70	$11.52	$11.05	$10.88	$10.90	$10.74	N/A
Accumulation units outstanding
at the end of period	1,185	1,226	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division513
Accumulation unit value:
Beginning of period	$3.51	$5.94	$5.81	$4.36	$4.14	$4.41	N/A	N/A
End of period	$4.32	$3.51	$5.94	$5.81	$4.36	$4.14	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A
JNL/MCM Consumer Brands
Sector Division513
Accumulation unit value:
Beginning of period	$6.80	$10.10	$11.19	$10.07	$9.92	$10.53	N/A	N/A
End of period	$8.87	$6.80	$10.10	$11.19	$10.07	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division293

Accumulation unit value:
Beginning of period	$5.70	$10.79	$10.90	$8.59	$9.29	$9.22	$7.02	N/A
End of period	$6.48	$5.70	$10.79	$10.90	$8.59	$9.29	$9.22	N/A
Accumulation units outstanding
at the end of period	9,263	9,999	2,865	3,023	3,866	2,834	-	N/A

JNL/MCM Dow Dividend Division1000

Accumulation unit value:
Beginning of period	$5.14	$10.37	$11.76	$10.08	N/A	N/A	N/A	N/A
End of period	$6.06	$5.14	$10.37	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division302
Accumulation unit value:
Beginning of period	$5.81	$9.53	$9.37	$8.19	$8.02	$7.35	$5.81	N/A
End of period	$5.40	$5.81	$9.53	$9.37	$8.19	$8.02	$7.35	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division513
Accumulation unit value:
Beginning of period	$5.55	$11.48	$14.18	$12.20	$11.01	$11.73	N/A	N/A
End of period	$6.45	$5.55	$11.48	$14.18	$12.20	$11.01	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division369

Accumulation unit value:
Beginning of period	$9.29	$18.41	$16.91	$12.32	$11.41	$9.09	$7.87	N/A
End of period	$11.92	$9.29	$18.41	$16.91	$12.32	$11.41	$9.09	N/A
Accumulation units outstanding
at the end of period	755	-	2,520	2,660	2,760	2,592	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division507
Accumulation unit value:
Beginning of period	$9.08	$12.06	$11.45	$10.99	$10.69	$10.43	N/A	N/A
End of period	$10.76	$9.08	$12.06	$11.45	$10.99	$10.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division369
Accumulation unit value:
Beginning of period	$11.04	$19.74	$18.26	$14.84	$13.37	$11.42	$9.36	N/A
End of period	$13.98	$11.04	$19.74	$18.26	$14.84	$13.37	$11.42	N/A
Accumulation units outstanding
at the end of period	441	-	2,065	2,179	2,242	2,102	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division684

Accumulation unit value:
Beginning of period	$7.69	$13.66	$13.75	$11.81	$10.89	$9.76	N/A	N/A
End of period	$9.35	$7.69	$13.66	$13.75	$11.81	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	1,311	-	-	11,892	11,892	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1061
Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$10.04	N/A	N/A	N/A	N/A
End of period	$8.48	$6.28	$11.89	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division692

Accumulation unit value:
Beginning of period	$7.20	$12.56	$10.77	$10.49	$10.82	$10.12	N/A	N/A
End of period	$9.45	$7.20	$12.56	$10.77	$10.49	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	1,346	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division513
Accumulation unit value:
Beginning of period	$21.54	$35.38	$26.70	$22.56	$13.32	$16.83	N/A	N/A
End of period	$25.34	$21.54	$35.38	$26.70	$22.56	$13.32	N/A	N/A
Accumulation units outstanding
at the end of period	66	-	-	405	4,693	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division293

Accumulation unit value:
Beginning of period	$6.75	$13.68	$13.30	$12.97	$9.64	$8.36	$7.02	N/A
End of period	$7.92	$6.75	$13.68	$13.30	$12.97	$9.64	$8.36	N/A
Accumulation units outstanding
at the end of period	268	-	2,876	3,035	3,721	2,982	-	N/A

JNL/MCM S&P 24 Division1090

Accumulation unit value:
Beginning of period	$7.06	$10.71	$10.16	$9.30	N/A	N/A	N/A	N/A
End of period	$8.22	$7.06	$10.71	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division356
Accumulation unit value:
Beginning of period	$9.58	$15.66	$14.88	$13.84	$12.62	$11.12	$9.33	N/A
End of period	$12.95	$9.58	$15.66	$14.88	$13.84	$12.62	$11.12	N/A
Accumulation units outstanding
at the end of period	90	-	2,160	2,279	2,324	2,177	-	N/A

JNL/MCM S&P 500 Index Division356

Accumulation unit value:
Beginning of period	$7.46	$12.22	$11.89	$10.55	$10.31	$9.56	$8.43	N/A
End of period	$9.21	$7.46	$12.22	$11.89	$10.55	$10.31	$9.56	N/A
Accumulation units outstanding
at the end of period	5,947	6,198	2,590	2,733	2,770	2,577	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division369
Accumulation unit value:
Beginning of period	$10.53	$17.92	$20.43	$19.05	$17.85	$16.18	$13.57	N/A
End of period	$10.82	$10.53	$17.92	$20.43	$19.05	$17.85	$16.18	N/A
Accumulation units outstanding
at the end of period	463	-	1,584	1,671	2,080	1,598	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division293
Accumulation unit value:
Beginning of period	$9.29	$14.58	$15.20	$13.21	$12.93	$11.24	$7.70	N/A
End of period	$11.60	$9.29	$14.58	$15.20	$13.21	$12.93	$11.24	N/A
Accumulation units outstanding
at the end of period	1,719	-	2,148	2,267	2,313	2,162	-	N/A

JNL/MCM Technology Sector
Division513
Accumulation unit value:
Beginning of period	$3.71	$6.68	$5.96	$5.56	$5.78	$5.54	N/A	N/A
End of period	$5.95	$3.71	$6.68	$5.96	$5.56	$5.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division685

Accumulation unit value:
Beginning of period	$9.04	$17.55	$15.00	$15.52	$11.41	$9.62	N/A	N/A
End of period	$10.16	$9.04	$17.55	$15.00	$15.52	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	1,242	-	-	-	-	-	N/A	N/A

JNL/MCM VIP Division684

Accumulation unit value:
Beginning of period	$7.95	$14.19	$13.08	$11.90	$11.06	$9.77	N/A	N/A
End of period	$9.66	$7.95	$14.19	$13.08	$11.90	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division349
Accumulation unit value:
Beginning of period	$8.53	$14.72	$14.14	$12.34	$11.07	$9.58	$7.86	N/A
End of period	$11.65	$8.53	$14.72	$14.14	$12.34	$11.07	$9.58	N/A
Accumulation units outstanding
at the end of period	423	-	-	-	2,195	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,511	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,659	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,765	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division302
Accumulation unit value:
Beginning of period	$14.16	$14.40	$13.58	$13.39	$13.36	$13.06	$12.89	N/A
End of period	$16.02	$14.16	$14.40	$13.58	$13.39	$13.36	$13.06	N/A
Accumulation units outstanding
at the end of period	11,706	8,650	-	-	-	-	-	N/A

JNL/PPM America Core
Equity Division293
Accumulation unit value:
Beginning of period	$11.93	$20.46	$22.52	$20.21	$18.97	$17.13	$13.77	N/A
End of period	$14.79	$11.93	$20.46	$22.52	$20.21	$18.97	$17.13	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.87	$13.08	$13.50	$12.47	$12.51	$12.18	N/A	N/A
End of period	$12.72	$8.87	$13.08	$13.50	$12.47	$12.51	N/A	N/A
Accumulation units outstanding
at the end of period	3,231	2,544	-	-	-	-	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division386
Accumulation unit value:
Beginning of period	$10.13	$19.60	$21.20	$19.14	$18.62	$17.32	$15.45	N/A
End of period	$14.36	$10.13	$19.60	$21.20	$19.14	$18.62	$17.32	N/A
Accumulation units outstanding
at the end of period	226	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division405
Accumulation unit value:
Beginning of period	$9.31	$15.62	$14.60	$12.90	$12.14	$11.00	$10.30	N/A
End of period	$11.95	$9.31	$15.62	$14.60	$12.90	$12.14	$11.00	N/A
Accumulation units outstanding
at the end of period	433	-	-	-	-	-	-	N/A

JNL/S&P Managed Conservative
Division688
Accumulation unit value:
Beginning of period	$9.74	$11.52	$11.07	$10.47	$10.30	$9.96	N/A	N/A
End of period	$10.83	$9.74	$11.52	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	2,162	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division307
Accumulation unit value:
Beginning of period	$9.81	$15.49	$14.55	$13.01	$12.36	$11.32	$9.36	N/A
End of period	$12.31	$9.81	$15.49	$14.55	$13.01	$12.36	$11.32	N/A
Accumulation units outstanding
at the end of period	1,729	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate
Division676
Accumulation unit value:
Beginning of period	$9.50	$12.31	$11.67	$10.79	$10.49	$10.00	N/A	N/A
End of period	$11.04	$9.50	$12.31	$11.67	$10.79	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	7,747	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division365
Accumulation unit value:
Beginning of period	$10.47	$14.73	$13.84	$12.60	$12.08	$11.25	$10.58	N/A
End of period	$12.66	$10.47	$14.73	$13.84	$12.60	$12.08	$11.25	N/A
Accumulation units outstanding
at the end of period	9,228	9,412	-	-	-	-	-	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division356

Accumulation unit value:
Beginning of period	$20.32	$26.17	$24.85	$22.32	$21.63	$19.91	$18.18	N/A
End of period	$23.83	$20.32	$26.17	$24.85	$22.32	$21.63	$19.91	N/A
Accumulation units outstanding
at the end of period	1,412	1,476	-	-	-	-	-	N/A

JNL/Select Money Market
Division420
Accumulation unit value:
Beginning of period	$12.17	$12.15	$11.84	$11.56	$11.49	$11.64	$11.69	N/A
End of period	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49	$11.64	N/A
Accumulation units outstanding
at the end of period	342	-	-	-	-	-	-	N/A

JNL/Select Value Division386

Accumulation unit value:
Beginning of period	$14.04	$21.49	$20.35	$17.17	$16.21	$14.41	$12.41	N/A
End of period	$17.05	$14.04	$21.49	$20.35	$17.17	$16.21	$14.41	N/A
Accumulation units outstanding
at the end of period	820	-	-	-	-	-	-	N/A

JNL/T.Rowe Price Established
Growth Division293
Accumulation unit value:
Beginning of period	$16.94	$30.25	$28.05	$25.18	$24.22	$22.50	$18.10	N/A
End of period	$23.82	$16.94	$30.25	$28.05	$25.18	$24.22	$22.50	N/A
Accumulation units outstanding
at the end of period	705	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division293
Accumulation unit value:
Beginning of period	$24.56	$42.23	$36.78	$35.15	$31.44	$27.19	$20.19	N/A
End of period	$35.33	$24.56	$42.23	$36.78	$35.15	$31.44	$27.19	N/A
Accumulation units outstanding
at the end of period	217	-	-	-	763	-	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.14	$9.62	$10.44	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division414
Accumulation unit value:
Beginning of period	$9.04	$15.49	$15.68	$13.34	$12.82	$11.36	$10.37	N/A
End of period	$12.14	$9.04	$15.49	$15.68	$13.34	$12.82	$11.36	N/A
Accumulation units outstanding
at the end of period	1,370	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division835
Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.41	$11.54	$10.51	N/A	N/A	N/A
End of period	$10.48	$8.07	$12.82	$15.41	$11.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division353
Accumulation unit value:
Beginning of period	$10.19	$17.63	$16.40	$13.66	$12.60	$11.06	$9.62	N/A
End of period	$13.67	$10.19	$17.63	$16.40	$13.66	$12.60	$11.06	N/A
Accumulation units outstanding
at the end of period	-	181	411	508	768	1,053	1,014	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.39	$13.75	$12.15	N/A	N/A	N/A	N/A	N/A
End of period	$10.22	$8.39	$13.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	779	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division118
Accumulation unit value:
Beginning of period	$8.57	$12.20	$11.54	$10.64	$9.87	$9.21	$8.27	$9.05
End of period	$10.28	$8.57	$12.20	$11.54	$10.64	$9.87	$9.21	$8.27
Accumulation units outstanding
at the end of period	-	-	644	746	751	1,383	1,288	89

JNL/Capital Guardian
Global Diversified Research Division710
Accumulation unit value:
Beginning of period	$15.98	$28.38	$24.03	$21.65	$21.70	$21.08	N/A	N/A
End of period	$21.64	$15.98	$28.38	$24.03	$21.65	$21.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division72

Accumulation unit value:
Beginning of period	$10.62	$17.79	$18.06	$16.42	$16.22	$15.58	$12.77	$16.88
End of period	$13.92	$10.62	$17.79	$18.06	$16.42	$16.22	$15.58	$12.77
Accumulation units outstanding
at the end of period	-	175	171	142	318	318	319	-

JNL/Eagle SmallCap Equity
Division78
Accumulation unit value:
Beginning of period	$14.46	$23.93	$21.81	$18.54	$18.47	$15.88	$11.58	$16.13
End of period	$19.19	$14.46	$23.93	$21.81	$18.54	$18.47	$15.88	$11.58
Accumulation units outstanding
at the end of period	-	121	301	344	534	714	872	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1070
Accumulation unit value:
Beginning of period	$7.43	$10.80	$10.83	$9.95	N/A	N/A	N/A	N/A
End of period	$9.67	$7.43	$10.80	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division850
Accumulation unit value:
Beginning of period	$7.55	$11.52	$12.54	$10.88	$10.55	N/A	N/A	N/A
End of period	$9.87	$7.55	$11.52	$12.54	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	375	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division118
Accumulation unit value:
Beginning of period	$17.45	$18.80	$17.94	$17.50	$17.42	$16.64	$14.96	$14.40
End of period	$19.51	$17.45	$18.80	$17.94	$17.50	$17.42	$16.64	$14.96
Accumulation units outstanding
at the end of period	-	800	1,241	1,220	415	756	702	51

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division847
Accumulation unit value:
Beginning of period	$8.02	$12.81	$12.73	$11.23	$10.53	N/A	N/A	N/A
End of period	$10.41	$8.02	$12.81	$12.73	$11.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.88	$23.68	$22.35	N/A	N/A	N/A	N/A	N/A
End of period	$18.04	$12.88	$23.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	672	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division72
Accumulation unit value:
Beginning of period	$16.04	$15.38	$14.76	$14.60	$14.57	$14.32	$14.46	$13.18
End of period	$16.29	$16.04	$15.38	$14.76	$14.60	$14.57	$14.32	$14.46
Accumulation units outstanding
at the end of period	-	-	531	405	406	798	735	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1071
Accumulation unit value:
Beginning of period	$6.84	$13.99	$10.84	$9.48	N/A	N/A	N/A	N/A
End of period	$11.51	$6.84	$13.99	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	403	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division96
Accumulation unit value:
Beginning of period	$11.20	$18.74	$19.65	$17.51	$16.44	$13.46	$10.66	$13.19
End of period	$15.31	$11.20	$18.74	$19.65	$17.51	$16.44	$13.46	$10.66
Accumulation units outstanding
at the end of period	-	161	1,019	1,447	1,858	1,493	1,250	114

JNL/Lazard Small Cap
Equity Division118
Accumulation unit value:
Beginning of period	$8.97	$14.91	$16.35	$14.29	$13.94	$12.34	$9.08	$11.90
End of period	$8.45	$8.97	$14.91	$16.35	$14.29	$13.94	$12.34	$9.08
Accumulation units outstanding
at the end of period	-	1,392	1,491	2,261	1,533	961	736	71

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division187

Accumulation unit value:
Beginning of period	$7.29	$11.49	$12.07	$10.99	$11.56	$9.68	$7.44	$7.92
End of period	$10.91	$7.29	$11.49	$12.07	$10.99	$11.56	$9.68	$7.44
Accumulation units outstanding
at the end of period	508	512	1,814	1,299	1,300	1,213	1,321	444

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division603
Accumulation unit value:
Beginning of period	$3.49	$5.91	$5.79	$4.34	$4.39	$3.92	N/A	N/A
End of period	$4.30	$3.49	$5.91	$5.79	$4.34	$4.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division697
Accumulation unit value:
Beginning of period	$6.77	$10.06	$11.15	$10.04	$10.51	$9.78	N/A	N/A
End of period	$8.82	$6.77	$10.06	$11.15	$10.04	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division187

Accumulation unit value:
Beginning of period	$5.68	$10.74	$10.86	$8.56	$9.27	$9.20	$7.47	$7.17
End of period	$6.44	$5.68	$10.74	$10.86	$8.56	$9.27	$9.20	$7.47
Accumulation units outstanding
at the end of period	4,770	569	1,884	1,312	1,313	1,237	1,347	467

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.75	$10.00	N/A	N/A	N/A	N/A
End of period	$6.05	$5.14	$10.36	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,363	4,041	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division187
Accumulation unit value:
Beginning of period	$5.78	$9.50	$9.35	$8.17	$8.00	$7.34	$5.81	$5.93
End of period	$5.38	$5.78	$9.50	$9.35	$8.17	$8.00	$7.34	$5.81
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,505	1,639	575

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division624
Accumulation unit value:
Beginning of period	$5.53	$11.43	$14.13	$12.16	$11.70	$10.38	N/A	N/A
End of period	$6.42	$5.53	$11.43	$14.13	$12.16	$11.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	919	961	1,223	548	N/A	N/A

JNL/MCM Global 15 Division419

Accumulation unit value:
Beginning of period	$9.23	$18.31	$16.83	$12.27	$11.37	$9.06	$8.45	N/A
End of period	$11.85	$9.23	$18.31	$16.83	$12.27	$11.37	$9.06	N/A
Accumulation units outstanding
at the end of period	5,863	492	495	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division589
Accumulation unit value:
Beginning of period	$9.03	$12.01	$11.40	$10.96	$10.40	$10.48	N/A	N/A
End of period	$10.70	$9.03	$12.01	$11.40	$10.96	$10.40	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	480	502	639	287	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division682

Accumulation unit value:
Beginning of period	$7.67	$13.64	$13.73	$11.80	$10.89	$9.77	N/A	N/A
End of period	$9.33	$7.67	$13.64	$13.73	$11.80	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	1,621	2,774	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1084
Accumulation unit value:
Beginning of period	$6.27	$11.88	$10.68	$9.38	N/A	N/A	N/A	N/A
End of period	$8.46	$6.27	$11.88	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,772	3,405	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division715

Accumulation unit value:
Beginning of period	$7.18	$12.54	$10.75	$10.48	$10.82	$10.46	N/A	N/A
End of period	$9.43	$7.18	$12.54	$10.75	$10.48	$10.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division656
Accumulation unit value:
Beginning of period	$21.44	$35.23	$26.60	$22.49	$16.79	$15.14	N/A	N/A
End of period	$25.21	$21.44	$35.23	$26.60	$22.49	$16.79	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,703	1,877	2,027	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division187

Accumulation unit value:
Beginning of period	$6.72	$13.62	$13.25	$12.92	$9.62	$8.35	$7.17	$8.49
End of period	$7.88	$6.72	$13.62	$13.25	$12.92	$9.62	$8.35	$7.17
Accumulation units outstanding
at the end of period	5,062	574	4,278	3,475	3,326	1,217	1,325	436

JNL/MCM S&P 24 Division1097

Accumulation unit value:
Beginning of period	$7.05	$10.70	$10.16	$9.45	N/A	N/A	N/A	N/A
End of period	$8.20	$7.05	$10.70	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division187
Accumulation unit value:
Beginning of period	$10.46	$17.82	$20.33	$18.96	$17.78	$16.12	$11.12	$10.95
End of period	$10.75	$10.46	$17.82	$20.33	$18.96	$17.78	$16.12	$11.12
Accumulation units outstanding
at the end of period	2,761	325	1,068	741	741	784	854	307

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division57
Accumulation unit value:
Beginning of period	$9.25	$14.52	$15.15	$13.17	$12.90	$11.22	$7.86	$9.52
End of period	$11.54	$9.25	$14.52	$15.15	$13.17	$12.90	$11.22	$7.86
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	261	-

JNL/MCM Technology Sector
Division589
Accumulation unit value:
Beginning of period	$3.69	$6.66	$5.93	$5.54	$5.52	$5.35	N/A	N/A
End of period	$5.92	$3.69	$6.66	$5.93	$5.54	$5.52	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division704

Accumulation unit value:
Beginning of period	$9.02	$17.53	$14.98	$15.51	$11.41	$10.70	N/A	N/A
End of period	$10.13	$9.02	$17.53	$14.98	$15.51	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	5,643	2,424	-	-	-	-	N/A	N/A

JNL/MCM VIP Division682

Accumulation unit value:
Beginning of period	$7.93	$14.16	$13.06	$11.89	$11.06	$9.80	N/A	N/A
End of period	$9.63	$7.93	$14.16	$13.06	$11.89	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division118
Accumulation unit value:
Beginning of period	$8.50	$14.67	$14.09	$12.30	$11.05	$9.57	$6.95	$9.13
End of period	$11.60	$8.50	$14.67	$14.09	$12.30	$11.05	$9.57	$6.95
Accumulation units outstanding
at the end of period	-	217	1,689	1,926	2,548	2,068	1,397	94

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division118
Accumulation unit value:
Beginning of period	$14.09	$14.33	$13.52	$13.34	$13.32	$13.03	$12.69	$12.04
End of period	$15.93	$14.09	$14.33	$13.52	$13.34	$13.32	$13.03	$12.69
Accumulation units outstanding
at the end of period	-	-	581	522	523	951	880	60

JNL/PPM America Core
Equity Division731
Accumulation unit value:
Beginning of period	$11.85	$20.33	$22.39	$20.10	$18.88	$18.80	N/A	N/A
End of period	$14.68	$11.85	$20.33	$22.39	$20.10	$18.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.82	$13.01	$13.44	$12.42	$12.47	$12.14	N/A	N/A
End of period	$12.64	$8.82	$13.01	$13.44	$12.42	$12.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	307	257	257	503	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division94
Accumulation unit value:
Beginning of period	$10.07	$19.48	$21.08	$19.04	$18.54	$17.25	$14.14	$17.43
End of period	$14.25	$10.07	$19.48	$21.08	$19.04	$18.54	$17.25	$14.14
Accumulation units outstanding
at the end of period	-	176	711	718	1,037	623	288	-

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,636	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division95
Accumulation unit value:
Beginning of period	$9.26	$15.54	$14.54	$12.85	$12.10	$10.97	$8.83	$11.08
End of period	$11.88	$9.26	$15.54	$14.54	$12.85	$12.10	$10.97	$8.83
Accumulation units outstanding
at the end of period	-	238	12,769	12,811	13,067	12,420	1,322	-

JNL/S&P Managed Conservative
Division686
Accumulation unit value:
Beginning of period	$9.71	$11.50	$11.05	$10.46	$10.30	$9.94	N/A	N/A
End of period	$10.80	$9.71	$11.50	$11.05	$10.46	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division151
Accumulation unit value:
Beginning of period	$9.76	$15.42	$14.48	$12.96	$12.32	$11.29	$9.47	$9.73
End of period	$12.24	$9.76	$15.42	$14.48	$12.96	$12.32	$11.29	$9.47
Accumulation units outstanding
at the end of period	-	-	10,689	10,689	10,689	10,689	10,689	5,374

JNL/S&P Managed Moderate
Division686
Accumulation unit value:
Beginning of period	$9.48	$12.29	$11.66	$10.78	$10.49	$9.87	N/A	N/A
End of period	$11.01	$9.48	$12.29	$11.66	$10.78	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division215
Accumulation unit value:
Beginning of period	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	$9.72	$9.63
End of period	$12.57	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	$9.72
Accumulation units outstanding
at the end of period	-	1,229	1,668	1,692	8,366	8,048	7,789	7,789

JNL/S&P Retirement 2015
Division1175
Accumulation unit value:
Beginning of period	$7.89	$11.53	$10.78	$10.41	N/A	N/A	N/A	N/A
End of period	$9.26	$7.89	$11.53	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020
Division1197
Accumulation unit value:
Beginning of period	$7.64	$11.69	$10.91	$10.74	N/A	N/A	N/A	N/A
End of period	$9.07	$7.64	$11.69	$10.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division78

Accumulation unit value:
Beginning of period	$20.18	$26.00	$24.70	$22.20	$21.53	$19.83	$16.65	$17.97
End of period	$23.66	$20.18	$26.00	$24.70	$22.20	$21.53	$19.83	$16.65
Accumulation units outstanding
at the end of period	-	706	1,014	1,023	313	610	566	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.10	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	269	271	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division521

Accumulation unit value:
Beginning of period	$13.99	$21.44	$20.30	$17.14	$16.19	$14.78	N/A	N/A
End of period	$16.99	$13.99	$21.44	$20.30	$17.14	$16.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Established
Growth Division72
Accumulation unit value:
Beginning of period	$16.83	$30.06	$27.88	$25.04	$24.11	$22.40	$17.53	$23.01
End of period	$23.64	$16.83	$30.06	$27.88	$25.04	$24.11	$22.40	$17.53
Accumulation units outstanding
at the end of period	-	105	374	351	467	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division52
Accumulation unit value:
Beginning of period	$24.39	$41.97	$36.57	$34.96	$31.29	$27.08	$19.95	$24.67
End of period	$35.07	$24.39	$41.97	$36.57	$34.96	$31.29	$27.08	$19.95
Accumulation units outstanding
at the end of period	-	72	78	83	189	189	297	-

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.61	$10.43	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.13	$9.61	$10.43	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division118
Accumulation unit value:
Beginning of period	$9.00	$15.43	$15.63	$13.30	$12.79	$11.34	$8.92	$11.31
End of period	$12.08	$9.00	$15.43	$15.63	$13.30	$12.79	$11.34	$8.92
Accumulation units outstanding
at the end of period	-	195	2,343	2,575	3,312	2,622	1,819	74

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division823
Accumulation unit value:
Beginning of period	$8.06	$12.81	$15.40	$11.53	$10.13	N/A	N/A	N/A
End of period	$10.45	$8.06	$12.81	$15.40	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,899	-	351	910	598	N/A	N/A	N/A

JNL/AIM International
Growth Division283
Accumulation unit value:
Beginning of period	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	$7.84	N/A
End of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	N/A
Accumulation units outstanding
at the end of period	2,030	1,060	5,004	5,912	4,688	5,009	10,322	N/A

JNL/AIM Large Cap Growth
Division532
Accumulation unit value:
Beginning of period	$8.36	$13.71	$12.10	$11.46	$10.92	$10.26	N/A	N/A
End of period	$10.17	$8.36	$13.71	$12.10	$11.46	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	991	979	794	741	-	21	N/A	N/A

JNL/AIM Small Cap Growth
Division283
Accumulation unit value:
Beginning of period	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	$7.59	N/A
End of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	N/A
Accumulation units outstanding
at the end of period	2,597	-	3,403	7,746	6,539	6,914	5,579	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division363
Accumulation unit value:
Beginning of period	$8.53	$12.15	$11.50	$10.61	$9.84	$9.19	$8.76	N/A
End of period	$10.22	$8.53	$12.15	$11.50	$10.61	$9.84	$9.19	N/A
Accumulation units outstanding
at the end of period	964	987	5,528	4,554	4,736	4,858	2,918	N/A

JNL/Capital Guardian
Global Diversified Research Division599
Accumulation unit value:
Beginning of period	$15.87	$28.20	$23.88	$21.54	$21.59	$19.45	N/A	N/A
End of period	$21.48	$15.87	$28.20	$23.88	$21.54	$21.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	272	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division429
Accumulation unit value:
Beginning of period	$15.83	$27.36	$25.48	$24.89	$24.29	$22.23	$20.96	N/A
End of period	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29	$22.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	58	53	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.50	$13.62	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	192	1,457	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division283

Accumulation unit value:
Beginning of period	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	$12.04	N/A
End of period	$13.83	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	N/A
Accumulation units outstanding
at the end of period	1,796	2,777	3,389	6,203	5,473	5,561	4,622	N/A

JNL/Eagle SmallCap Equity
Division402
Accumulation unit value:
Beginning of period	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	$15.26	N/A
End of period	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	N/A
Accumulation units outstanding
at the end of period	-	187	1,437	2,032	1,969	2,021	1,887	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.88	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$7.87	$6.18	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	17,232	18,993	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1089
Accumulation unit value:
Beginning of period	$7.42	$10.79	$10.82	$9.92	N/A	N/A	N/A	N/A
End of period	$9.65	$7.42	$10.79	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,182	1,464	1,464	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division849
Accumulation unit value:
Beginning of period	$7.53	$11.51	$12.53	$10.87	$10.52	N/A	N/A	N/A
End of period	$9.85	$7.53	$11.51	$12.53	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	439	1,555	1,938	527	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division364
Accumulation unit value:
Beginning of period	$17.33	$18.68	$17.84	$17.41	$17.33	$16.56	$16.14	N/A
End of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33	$16.56	N/A
Accumulation units outstanding
at the end of period	1,172	7,881	8,688	9,592	1,390	949	849	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division835
Accumulation unit value:
Beginning of period	$8.00	$12.80	$12.72	$11.23	$10.32	N/A	N/A	N/A
End of period	$10.39	$8.00	$12.80	$12.72	$11.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	602	518	518	1,617	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division491
Accumulation unit value:
Beginning of period	$8.87	$16.33	$14.91	$11.54	$9.94	$8.54	N/A	N/A
End of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	8,468	8,785	9,696	N/A	N/A

JNL/JPMorgan MidCap
Growth Division381
Accumulation unit value:
Beginning of period	$12.80	$23.53	$22.27	$20.31	$19.54	$16.92	$14.97	N/A
End of period	$17.90	$12.80	$23.53	$22.27	$20.31	$19.54	$16.92	N/A
Accumulation units outstanding
at the end of period	676	192	677	730	419	436	1,453	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division283
Accumulation unit value:
Beginning of period	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	$14.62	N/A
End of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	N/A
Accumulation units outstanding
at the end of period	1,617	4,077	7,819	14,856	11,239	10,848	6,649	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1063
Accumulation unit value:
Beginning of period	$6.83	$13.98	$10.83	$9.98	N/A	N/A	N/A	N/A
End of period	$11.48	$6.83	$13.98	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	556	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division49
Accumulation unit value:
Beginning of period	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	$10.64	N/A
End of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	N/A
Accumulation units outstanding
at the end of period	2,787	645	3,685	6,806	6,074	6,242	5,910	N/A

JNL/Lazard Small Cap
Equity Division49
Accumulation unit value:
Beginning of period	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	$9.06	N/A
End of period	$8.41	$8.93	$14.85	$16.28	$14.24	$13.90	$12.31	N/A
Accumulation units outstanding
at the end of period	-	1,436	4,557	7,956	7,355	7,805	6,535	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	335	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division355

Accumulation unit value:
Beginning of period	$7.25	$11.44	$12.03	$10.95	$11.53	$9.66	$7.70	N/A
End of period	$10.86	$7.25	$11.44	$12.03	$10.95	$11.53	$9.66	N/A
Accumulation units outstanding
at the end of period	511	7,239	9,611	14,983	17,269	14,585	17,301	N/A

JNL/MCM Bond Index Division359

Accumulation unit value:
Beginning of period	$11.62	$11.45	$10.99	$10.84	$10.87	$10.72	$10.86	N/A
End of period	$12.03	$11.62	$11.45	$10.99	$10.84	$10.87	$10.72	N/A
Accumulation units outstanding
at the end of period	1,801	1,978	6,325	11,004	31,560	30,209	13,005	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division599
Accumulation unit value:
Beginning of period	$3.48	$5.89	$5.77	$4.33	$4.38	$3.90	N/A	N/A
End of period	$4.28	$3.48	$5.89	$5.77	$4.33	$4.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,288	1,067	292	292	N/A	N/A

JNL/MCM Consumer Brands
Sector Division599
Accumulation unit value:
Beginning of period	$6.74	$10.02	$11.11	$10.01	$10.48	$9.72	N/A	N/A
End of period	$8.78	$6.74	$10.02	$11.11	$10.01	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division355

Accumulation unit value:
Beginning of period	$5.65	$10.70	$10.82	$8.53	$9.24	$9.18	$7.90	N/A
End of period	$6.41	$5.65	$10.70	$10.82	$8.53	$9.24	$9.18	N/A
Accumulation units outstanding
at the end of period	797	7,998	15,739	26,927	41,712	37,404	40,542	N/A

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.13	$10.35	$11.75	$10.00	N/A	N/A	N/A	N/A
End of period	$6.03	$5.13	$10.35	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,849	1,600	6,245	11,731	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division588
Accumulation unit value:
Beginning of period	$5.76	$9.45	$9.31	$8.14	$7.98	$7.38	N/A	N/A
End of period	$5.36	$5.76	$9.45	$9.31	$8.14	$7.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,660	16,403	1,619	-	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division588
Accumulation unit value:
Beginning of period	$5.50	$11.38	$14.08	$12.12	$11.67	$10.59	N/A	N/A
End of period	$6.38	$5.50	$11.38	$14.08	$12.12	$11.67	N/A	N/A
Accumulation units outstanding
at the end of period	-	318	3,386	2,807	10	-	N/A	N/A

JNL/MCM Global 15 Division355

Accumulation unit value:
Beginning of period	$9.19	$18.24	$16.77	$12.23	$11.34	$9.04	$7.57	N/A
End of period	$11.79	$9.19	$18.24	$16.77	$12.23	$11.34	$9.04	N/A
Accumulation units outstanding
at the end of period	1,365	10,057	11,833	19,614	15,683	13,386	11,488	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division568
Accumulation unit value:
Beginning of period	$8.99	$11.96	$11.36	$10.92	$10.37	$10.53	N/A	N/A
End of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,023	938	653	1,501	1,270	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division308
Accumulation unit value:
Beginning of period	$10.94	$19.59	$18.13	$14.75	$13.30	$11.37	$8.06	N/A
End of period	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30	$11.37	N/A
Accumulation units outstanding
at the end of period	2,418	1,484	5,903	8,931	8,118	7,416	5,682	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division690

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.72	$11.79	$10.89	$9.62	N/A	N/A
End of period	$9.30	$7.66	$13.62	$13.72	$11.79	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	7,085	5,124	8,189	8,352	2,615	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1070
Accumulation unit value:
Beginning of period	$6.27	$11.87	$10.68	$9.75	N/A	N/A	N/A	N/A
End of period	$8.45	$6.27	$11.87	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division689

Accumulation unit value:
Beginning of period	$7.17	$12.52	$10.74	$10.48	$10.81	$9.94	N/A	N/A
End of period	$9.40	$7.17	$12.52	$10.74	$10.48	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	176	-	237	5,418	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division571
Accumulation unit value:
Beginning of period	$21.34	$35.09	$26.50	$22.42	$16.74	$14.08	N/A	N/A
End of period	$25.08	$21.34	$35.09	$26.50	$22.42	$16.74	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	236	1,218	959	959	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division355

Accumulation unit value:
Beginning of period	$6.69	$13.56	$13.20	$12.88	$9.59	$8.33	$7.62	N/A
End of period	$7.84	$6.69	$13.56	$13.20	$12.88	$9.59	$8.33	N/A
Accumulation units outstanding
at the end of period	726	7,003	14,547	24,601	21,983	20,219	19,144	N/A

JNL/MCM S&P 24 Division1115

Accumulation unit value:
Beginning of period	$7.04	$10.69	$10.15	$9.45	N/A	N/A	N/A	N/A
End of period	$8.19	$7.04	$10.69	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division359
Accumulation unit value:
Beginning of period	$9.51	$15.57	$14.80	$13.79	$12.58	$11.10	$9.35	N/A
End of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58	$11.10	N/A
Accumulation units outstanding
at the end of period	2,418	1,547	6,009	6,582	12,878	12,189	12,053	N/A

JNL/MCM S&P 500 Index Division308

Accumulation unit value:
Beginning of period	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	$7.65	N/A
End of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	N/A
Accumulation units outstanding
at the end of period	5,434	9,161	24,995	37,167	23,893	24,891	26,124	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division355
Accumulation unit value:
Beginning of period	$10.41	$17.75	$20.25	$18.90	$17.73	$16.09	$12.84	N/A
End of period	$10.69	$10.41	$17.75	$20.25	$18.90	$17.73	$16.09	N/A
Accumulation units outstanding
at the end of period	-	4,266	5,317	8,619	9,218	8,466	7,122	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division359
Accumulation unit value:
Beginning of period	$9.23	$14.49	$15.13	$13.15	$12.89	$11.22	$9.12	N/A
End of period	$11.50	$9.23	$14.49	$15.13	$13.15	$12.89	$11.22	N/A
Accumulation units outstanding
at the end of period	4,043	1,652	5,187	7,696	10,670	9,459	11,348	N/A

JNL/MCM Technology Sector
Division582
Accumulation unit value:
Beginning of period	$3.67	$6.63	$5.91	$5.52	$5.51	$5.11	N/A	N/A
End of period	$5.89	$3.67	$6.63	$5.91	$5.52	$5.51	N/A	N/A
Accumulation units outstanding
at the end of period	1,030	-	648	9,681	-	-	N/A	N/A

JNL/MCM Value Line 30 Division689

Accumulation unit value:
Beginning of period	$9.00	$17.50	$14.96	$15.50	$11.41	$9.56	N/A	N/A
End of period	$10.10	$9.00	$17.50	$14.96	$15.50	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	1,029	1,681	2,738	2,340	-	-	N/A	N/A

JNL/MCM VIP Division695

Accumulation unit value:
Beginning of period	$7.92	$14.14	$13.05	$11.88	$11.06	$10.10	N/A	N/A
End of period	$9.61	$7.92	$14.14	$13.05	$11.88	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	1,145	-	792	1,122	912	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division413
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.06	$12.28	$11.03	$9.56	$8.58	N/A
End of period	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03	$9.56	N/A
Accumulation units outstanding
at the end of period	712	11,529	14,570	14,139	1,504	1,160	1,170	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	822	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,899	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division283
Accumulation unit value:
Beginning of period	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	$12.91	N/A
End of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	N/A
Accumulation units outstanding
at the end of period	6,882	16,455	28,294	37,120	21,988	20,691	15,988	N/A

JNL/PPM America Core
Equity Division64
Accumulation unit value:
Beginning of period	$11.77	$20.21	$22.26	$20.00	$18.79	$16.98	$13.64	N/A
End of period	$14.58	$11.77	$20.21	$22.26	$20.00	$18.79	$16.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,050	-	-	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.78	$12.95	$13.38	$12.37	$12.43	$12.10	N/A	N/A
End of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43	N/A	N/A
Accumulation units outstanding
at the end of period	3,281	9,989	13,465	16,658	4,455	5,314	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division84
Accumulation unit value:
Beginning of period	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	$14.08	N/A
End of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	N/A
Accumulation units outstanding
at the end of period	530	931	769	1,325	417	434	452	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,026	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	$6.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	275	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	423	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division308
Accumulation unit value:
Beginning of period	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	$8.77	N/A
End of period	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	N/A
Accumulation units outstanding
at the end of period	-	2,634	4,079	6,299	11,148	9,573	1,710	N/A

JNL/S&P Managed Conservative
Division696
Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.04	$10.45	$10.30	$10.04	N/A	N/A
End of period	$10.77	$9.69	$11.48	$11.04	$10.45	$10.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,017	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division315
Accumulation unit value:
Beginning of period	$9.71	$15.34	$14.42	$12.91	$12.28	$11.26	$9.64	N/A
End of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.28	$11.26	N/A
Accumulation units outstanding
at the end of period	3,835	18,748	32,393	52,937	60,352	56,425	51,716	N/A

JNL/S&P Managed Moderate
Division690
Accumulation unit value:
Beginning of period	$9.46	$12.27	$11.64	$10.78	$10.49	$9.87	N/A	N/A
End of period	$10.99	$9.46	$12.27	$11.64	$10.78	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division71
Accumulation unit value:
Beginning of period	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	$9.70	N/A
End of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	N/A
Accumulation units outstanding
at the end of period	3,517	5,208	6,417	6,477	5,208	5,208	5,820	N/A

JNL/S&P Retirement 2015
Division1076
Accumulation unit value:
Beginning of period	$7.88	$11.52	$10.78	$9.88	N/A	N/A	N/A	N/A
End of period	$9.24	$7.88	$11.52	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020
Division1072
Accumulation unit value:
Beginning of period	$7.63	$11.68	$10.91	$10.05	N/A	N/A	N/A	N/A
End of period	$9.05	$7.63	$11.68	$10.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income
Division1205
Accumulation unit value:
Beginning of period	$8.82	$11.01	$10.52	$10.48	N/A	N/A	N/A	N/A
End of period	$9.87	$8.82	$11.01	$10.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division94

Accumulation unit value:
Beginning of period	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	$16.59	N/A
End of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	N/A
Accumulation units outstanding
at the end of period	2,198	2,278	3,339	2,093	748	201	297	N/A

JNL/Select Money Market
Division363
Accumulation unit value:
Beginning of period	$12.00	$12.00	$11.71	$11.44	$11.38	$11.54	$11.64	N/A
End of period	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38	$11.54	N/A
Accumulation units outstanding
at the end of period	2,092	21,448	20,704	3,908	2,202	390	1,714	N/A

JNL/Select Value Division504

Accumulation unit value:
Beginning of period	$13.95	$21.38	$20.26	$17.12	$16.17	$14.63	N/A	N/A
End of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17	N/A	N/A
Accumulation units outstanding
at the end of period	2,528	51	2,683	5,582	251	165	N/A	N/A

JNL/T.Rowe Price Established
Growth Division64
Accumulation unit value:
Beginning of period	$16.71	$29.87	$27.72	$24.91	$23.99	$22.31	$17.46	N/A
End of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99	$22.31	N/A
Accumulation units outstanding
at the end of period	1,535	864	2,150	2,801	2,824	2,841	2,181	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division64
Accumulation unit value:
Beginning of period	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	$19.87	N/A
End of period	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	N/A
Accumulation units outstanding
at the end of period	767	320	1,318	2,941	1,687	1,811	1,601	N/A

JNL/T.Rowe Price Short-Term
Bond Division1073
Accumulation unit value:
Beginning of period	$9.59	$10.43	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.11	$9.59	$10.43	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,080	1,436	2,432	1,550	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division84

Accumulation unit value:
Beginning of period	$8.96	$15.38	$15.58	$13.26	$12.76	$11.32	$8.91	N/A
End of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76	$11.32	N/A
Accumulation units outstanding
at the end of period	3,474	3,668	6,323	8,237	8,302	6,768	5,619	N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt
20 Division2168
Accumulation unit value:
Beginning of period	$12.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,916	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division854
Accumulation unit value:
Beginning of period	$8.03	$12.77	$15.37	$11.53	$10.74	N/A	N/A	N/A
End of period	$10.40	$8.03	$12.77	$15.37	$11.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	478	242	449	-	N/A	N/A	N/A

JNL/AIM International
Growth Division380
Accumulation unit value:
Beginning of period	$9.99	$17.29	$16.11	$13.44	$12.42	$10.92	$9.24	N/A
End of period	$13.38	$9.99	$17.29	$16.11	$13.44	$12.42	$10.92	N/A
Accumulation units outstanding
at the end of period	-	1,215	1,279	3,262	19,437	19,437	16,839	N/A

JNL/AIM Large Cap Growth
Division313
Accumulation unit value:
Beginning of period	$8.30	$13.62	$12.03	$11.41	$10.88	$10.12	$8.39	N/A
End of period	$10.08	$8.30	$13.62	$12.03	$11.41	$10.88	$10.12	N/A
Accumulation units outstanding
at the end of period	-	313	337	362	371	386	365	N/A

JNL/AIM Small Cap Growth
Division313
Accumulation unit value:
Beginning of period	$8.83	$14.99	$13.77	$12.30	$11.60	$11.10	$8.22	N/A
End of period	$11.64	$8.83	$14.99	$13.77	$12.30	$11.60	$11.10	N/A
Accumulation units outstanding
at the end of period	-	98	93	590	4,724	609	553	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division313
Accumulation unit value:
Beginning of period	$8.45	$12.05	$11.42	$10.54	$9.79	$9.15	$8.41	N/A
End of period	$10.12	$8.45	$12.05	$11.42	$10.54	$9.79	$9.15	N/A
Accumulation units outstanding
at the end of period	929	111	2,480	2,493	1,169	1,170	1,148	N/A

JNL/Capital Guardian
Global Diversified Research Division963
Accumulation unit value:
Beginning of period	$15.66	$27.85	$23.61	$21.31	$20.91	N/A	N/A	N/A
End of period	$21.16	$15.66	$27.85	$23.61	$21.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division523
Accumulation unit value:
Beginning of period	$15.62	$27.02	$25.19	$24.63	$24.06	$22.61	N/A	N/A
End of period	$20.59	$15.62	$27.02	$25.19	$24.63	$24.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	452	4,238	504	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.49	$13.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$6.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	216	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	$6.47	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$6.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	334	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division282

Accumulation unit value:
Beginning of period	$10.43	$17.49	$17.79	$16.19	$16.02	$15.41	$11.88	N/A
End of period	$13.64	$10.43	$17.49	$17.79	$16.19	$16.02	$15.41	N/A
Accumulation units outstanding
at the end of period	393	194	617	1,218	1,210	1,184	1,097	N/A

JNL/Eagle SmallCap Equity
Division282
Accumulation unit value:
Beginning of period	$14.19	$23.51	$21.46	$18.27	$18.23	$15.69	$10.13	N/A
End of period	$18.80	$14.19	$23.51	$21.46	$18.27	$18.23	$15.69	N/A
Accumulation units outstanding
at the end of period	-	145	68	127	324	326	9,492	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1068
Accumulation unit value:
Beginning of period	$7.40	$10.77	$10.82	$9.99	N/A	N/A	N/A	N/A
End of period	$9.62	$7.40	$10.77	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	291	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division913
Accumulation unit value:
Beginning of period	$7.50	$11.48	$12.51	$10.87	$10.80	N/A	N/A	N/A
End of period	$9.80	$7.50	$11.48	$12.51	$10.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	227	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division326
Accumulation unit value:
Beginning of period	$17.10	$18.44	$17.63	$17.22	$17.16	$16.42	$15.98	N/A
End of period	$19.09	$17.10	$18.44	$17.63	$17.22	$17.16	$16.42	N/A
Accumulation units outstanding
at the end of period	-	1,856	2,199	3,726	1,558	6,295	6,311	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division913
Accumulation unit value:
Beginning of period	$7.97	$12.76	$12.70	$11.22	$11.12	N/A	N/A	N/A
End of period	$10.34	$7.97	$12.76	$12.70	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	251	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division281
Accumulation unit value:
Beginning of period	$8.78	$16.17	$14.77	$11.45	$9.87	$8.24	$5.53	N/A
End of period	$11.17	$8.78	$16.17	$14.77	$11.45	$9.87	$8.24	N/A
Accumulation units outstanding
at the end of period	-	716	478	6,485	17,122	24,436	20,651	N/A

JNL/JPMorgan MidCap
Growth Division377
Accumulation unit value:
Beginning of period	$12.62	$23.24	$22.02	$20.09	$19.36	$16.78	$15.00	N/A
End of period	$17.64	$12.62	$23.24	$22.02	$20.09	$19.36	$16.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	204	170	1,428	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division282
Accumulation unit value:
Beginning of period	$15.79	$15.16	$14.57	$14.44	$14.42	$14.21	$14.49	N/A
End of period	$16.01	$15.79	$15.16	$14.57	$14.44	$14.42	$14.21	N/A
Accumulation units outstanding
at the end of period	-	274	213	945	795	833	18	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1160
Accumulation unit value:
Beginning of period	$6.81	$13.95	$10.83	$9.18	N/A	N/A	N/A	N/A
End of period	$11.44	$6.81	$13.95	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	106	247	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division313
Accumulation unit value:
Beginning of period	$11.02	$18.46	$19.39	$17.31	$16.27	$13.34	$10.63	N/A
End of period	$15.05	$11.02	$18.46	$19.39	$17.31	$16.27	$13.34	N/A
Accumulation units outstanding
at the end of period	-	787	821	3,502	6,665	6,293	5,513	N/A

JNL/Lazard Small Cap
Equity Division313
Accumulation unit value:
Beginning of period	$8.84	$14.72	$16.15	$14.14	$13.82	$12.25	$9.10	N/A
End of period	$8.32	$8.84	$14.72	$16.15	$14.14	$13.82	$12.25	N/A
Accumulation units outstanding
at the end of period	-	1,514	1,596	6,050	7,718	7,767	7,305	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division326

Accumulation unit value:
Beginning of period	$7.18	$11.34	$11.94	$10.88	$11.46	$9.62	$7.38	N/A
End of period	$10.74	$7.18	$11.34	$11.94	$10.88	$11.46	$9.62	N/A
Accumulation units outstanding
at the end of period	2,678	6,885	11,862	19,761	22,099	23,922	17,889	N/A

JNL/MCM Bond Index Division266

Accumulation unit value:
Beginning of period	$11.54	$11.38	$10.94	$10.79	$10.84	$10.70	$10.64	N/A
End of period	$11.93	$11.54	$11.38	$10.94	$10.79	$10.84	$10.70	N/A
Accumulation units outstanding
at the end of period	1,125	1,199	3,282	14,131	26,012	24,361	14,392	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division810
Accumulation unit value:
Beginning of period	$3.44	$5.84	$5.72	$4.30	$4.06	N/A	N/A	N/A
End of period	$4.23	$3.44	$5.84	$5.72	$4.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division801
Accumulation unit value:
Beginning of period	$6.67	$9.94	$11.03	$9.94	$10.00	N/A	N/A	N/A
End of period	$8.68	$6.67	$9.94	$11.03	$9.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division326

Accumulation unit value:
Beginning of period	$5.60	$10.61	$10.74	$8.48	$9.19	$9.14	$7.32	N/A
End of period	$6.34	$5.60	$10.61	$10.74	$8.48	$9.19	$9.14	N/A
Accumulation units outstanding
at the end of period	3,635	8,053	22,530	33,704	37,222	38,313	34,218	N/A

JNL/MCM Dow Dividend Division1029

Accumulation unit value:
Beginning of period	$5.11	$10.33	$11.74	$9.98	N/A	N/A	N/A	N/A
End of period	$6.01	$5.11	$10.33	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division326
Accumulation unit value:
Beginning of period	$5.70	$9.37	$9.24	$8.09	$7.94	$7.29	$6.22	N/A
End of period	$5.30	$5.70	$9.37	$9.24	$8.09	$7.94	$7.29	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,120	20,290	1,120	1,120	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division831
Accumulation unit value:
Beginning of period	$5.45	$11.28	$13.97	$12.04	$10.92	N/A	N/A	N/A
End of period	$6.32	$5.45	$11.28	$13.97	$12.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division352

Accumulation unit value:
Beginning of period	$9.10	$18.08	$16.65	$12.15	$11.28	$9.00	$7.68	N/A
End of period	$11.66	$9.10	$18.08	$16.65	$12.15	$11.28	$9.00	N/A
Accumulation units outstanding
at the end of period	2,248	6,719	8,755	18,457	22,478	24,599	20,957	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division545
Accumulation unit value:
Beginning of period	$8.90	$11.86	$11.28	$10.85	$10.31	$9.99	N/A	N/A
End of period	$10.53	$8.90	$11.86	$11.28	$10.85	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	9,942	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division266
Accumulation unit value:
Beginning of period	$10.87	$19.47	$18.04	$14.69	$13.26	$11.35	$7.98	N/A
End of period	$13.74	$10.87	$19.47	$18.04	$14.69	$13.26	$11.35	N/A
Accumulation units outstanding
at the end of period	1,020	1,806	3,782	7,204	8,783	29,517	20,546	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division699

Accumulation unit value:
Beginning of period	$7.63	$13.57	$13.69	$11.78	$10.89	$10.22	N/A	N/A
End of period	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	1,324	11,307	13,255	14,890	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1141
Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$9.63	N/A	N/A	N/A	N/A
End of period	$8.41	$6.25	$11.85	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division710

Accumulation unit value:
Beginning of period	$7.13	$12.48	$10.72	$10.46	$10.81	$10.59	N/A	N/A
End of period	$9.36	$7.13	$12.48	$10.72	$10.46	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	277	282	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division716
Accumulation unit value:
Beginning of period	$21.13	$34.78	$26.30	$22.26	$16.65	$16.70	N/A	N/A
End of period	$24.81	$21.13	$34.78	$26.30	$22.26	$16.65	N/A	N/A
Accumulation units outstanding
at the end of period	-	54	50	51	14,089	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division313

Accumulation unit value:
Beginning of period	$6.63	$13.46	$13.11	$12.81	$9.54	$8.30	$7.17	N/A
End of period	$7.76	$6.63	$13.46	$13.11	$12.81	$9.54	$8.30	N/A
Accumulation units outstanding
at the end of period	2,856	7,294	10,458	17,261	18,125	21,576	13,824	N/A

JNL/MCM S&P 24 Division1216

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.15	$10.20	N/A	N/A	N/A	N/A
End of period	$8.16	$7.02	$10.67	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division266
Accumulation unit value:
Beginning of period	$9.44	$15.48	$14.73	$13.74	$12.54	$11.08	$7.89	N/A
End of period	$12.75	$9.44	$15.48	$14.73	$13.74	$12.54	$11.08	N/A
Accumulation units outstanding
at the end of period	1,041	1,137	3,210	14,173	24,140	24,159	16,923	N/A

JNL/MCM S&P 500 Index Division266

Accumulation unit value:
Beginning of period	$7.36	$12.07	$11.77	$10.46	$10.25	$9.53	$7.19	N/A
End of period	$9.07	$7.36	$12.07	$11.77	$10.46	$10.25	$9.53	N/A
Accumulation units outstanding
at the end of period	1,240	1,566	10,069	23,364	36,173	62,413	41,241	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division352
Accumulation unit value:
Beginning of period	$10.31	$17.60	$20.10	$18.78	$17.63	$16.02	$13.06	N/A
End of period	$10.58	$10.31	$17.60	$20.10	$18.78	$17.63	$16.02	N/A
Accumulation units outstanding
at the end of period	1,963	5,216	7,935	12,186	18,062	15,797	11,278	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division266
Accumulation unit value:
Beginning of period	$9.16	$14.40	$15.05	$13.10	$12.86	$11.20	$7.34	N/A
End of period	$11.41	$9.16	$14.40	$15.05	$13.10	$12.86	$11.20	N/A
Accumulation units outstanding
at the end of period	1,029	1,943	3,932	23,530	43,217	28,540	19,875	N/A

JNL/MCM Technology Sector
Division810
Accumulation unit value:
Beginning of period	$3.63	$6.57	$5.87	$5.49	$4.71	N/A	N/A	N/A
End of period	$5.82	$3.63	$6.57	$5.87	$5.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	6,773	N/A	N/A	N/A

JNL/MCM Value Line 30 Division736

Accumulation unit value:
Beginning of period	$8.96	$17.44	$14.93	$15.48	$11.41	$11.45	N/A	N/A
End of period	$10.05	$8.96	$17.44	$14.93	$15.48	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,213	2,287	3,341	780	-	N/A	N/A

JNL/MCM VIP Division716

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.02	$11.87	$11.06	$10.77	N/A	N/A
End of period	$9.56	$7.88	$14.09	$13.02	$11.87	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division282
Accumulation unit value:
Beginning of period	$8.43	$14.57	$14.02	$12.26	$11.02	$9.56	$6.30	N/A
End of period	$11.49	$8.43	$14.57	$14.02	$12.26	$11.02	$9.56	N/A
Accumulation units outstanding
at the end of period	-	471	486	1,598	1,691	1,786	223	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.71	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	480	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division282
Accumulation unit value:
Beginning of period	$13.90	$14.16	$13.38	$13.22	$13.22	$12.94	$12.83	N/A
End of period	$15.69	$13.90	$14.16	$13.38	$13.22	$13.22	$12.94	N/A
Accumulation units outstanding
at the end of period	4,612	2,897	8,912	13,837	17,857	18,945	14,003	N/A

JNL/PPM America Core
Equity Division759
Accumulation unit value:
Beginning of period	$11.61	$19.95	$22.00	$19.78	$18.39	N/A	N/A	N/A
End of period	$14.37	$11.61	$19.95	$22.00	$19.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.68	$12.82	$13.26	$12.27	$12.34	$12.02	N/A	N/A
End of period	$12.42	$8.68	$12.82	$13.26	$12.27	$12.34	N/A	N/A
Accumulation units outstanding
at the end of period	647	1,035	3,662	5,485	4,702	17,719	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division282
Accumulation unit value:
Beginning of period	$9.88	$19.14	$20.74	$18.77	$18.30	$17.05	$12.90	N/A
End of period	$13.96	$9.88	$19.14	$20.74	$18.77	$18.30	$17.05	N/A
Accumulation units outstanding
at the end of period	-	274	229	262	268	273	260	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division483
Accumulation unit value:
Beginning of period	$9.11	$15.32	$14.35	$12.70	$11.97	$10.87	$10.75	N/A
End of period	$11.68	$9.11	$15.32	$14.35	$12.70	$11.97	$10.87	N/A
Accumulation units outstanding
at the end of period	-	399	317	295	-	95,786	23,247	N/A

JNL/S&P Managed Conservative
Division717
Accumulation unit value:
Beginning of period	$9.65	$11.44	$11.01	$10.44	$10.29	$10.18	N/A	N/A
End of period	$10.71	$9.65	$11.44	$11.01	$10.44	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,188	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division372
Accumulation unit value:
Beginning of period	$9.60	$15.19	$14.30	$12.81	$12.19	$11.19	$10.15	N/A
End of period	$12.02	$9.60	$15.19	$14.30	$12.81	$12.19	$11.19	N/A
Accumulation units outstanding
at the end of period	-	1,772	10,692	12,350	26,257	26,906	27,603	N/A

JNL/S&P Managed Moderate
Division686
Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.62	$10.76	$10.48	$9.87	N/A	N/A
End of period	$10.93	$9.42	$12.24	$11.62	$10.76	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	8,760	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division310
Accumulation unit value:
Beginning of period	$10.23	$14.43	$13.59	$12.39	$11.90	$11.11	$9.65	N/A
End of period	$12.35	$10.23	$14.43	$13.59	$12.39	$11.90	$11.11	N/A
Accumulation units outstanding
at the end of period	-	1,602	14,234	24,604	24,804	25,737	26,703	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.79	$10.99	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	$8.79	$10.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	239	740	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division313

Accumulation unit value:
Beginning of period	$19.77	$25.51	$24.28	$21.84	$21.22	$19.57	$16.69	N/A
End of period	$23.14	$19.77	$25.51	$24.28	$21.84	$21.22	$19.57	N/A
Accumulation units outstanding
at the end of period	-	432	1,566	1,818	2,270	2,398	2,051	N/A

JNL/Select Money Market
Division781
Accumulation unit value:
Beginning of period	$11.84	$11.85	$11.57	$11.32	$11.26	N/A	N/A	N/A
End of period	$11.59	$11.84	$11.85	$11.57	$11.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,362	8,533	60,634	-	N/A	N/A	N/A

JNL/Select Value Division438

Accumulation unit value:
Beginning of period	$13.86	$21.27	$20.17	$17.06	$16.13	$14.38	$13.01	N/A
End of period	$16.80	$13.86	$21.27	$20.17	$17.06	$16.13	$14.38	N/A
Accumulation units outstanding
at the end of period	-	1,355	1,580	1,264	1,148	1,224	407	N/A

JNL/T.Rowe Price Established
Growth Division313
Accumulation unit value:
Beginning of period	$16.49	$29.50	$27.41	$24.65	$23.76	$22.12	$18.21	N/A
End of period	$23.13	$16.49	$29.50	$27.41	$24.65	$23.76	$22.12	N/A
Accumulation units outstanding
at the end of period	680	792	1,200	1,214	1,132	7,728	7,022	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division282
Accumulation unit value:
Beginning of period	$23.91	$41.21	$35.96	$34.43	$30.87	$26.74	$18.45	N/A
End of period	$34.33	$23.91	$41.21	$35.96	$34.43	$30.87	$26.74	N/A
Accumulation units outstanding
at the end of period	533	327	586	1,046	941	6,440	6,240	N/A

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.57	$10.41	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.07	$9.57	$10.41	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division282
Accumulation unit value:
Beginning of period	$8.88	$15.25	$15.47	$13.18	$12.70	$11.27	$8.02	N/A
End of period	$11.90	$8.88	$15.25	$15.47	$13.18	$12.70	$11.27	N/A
Accumulation units outstanding
at the end of period	334	1,447	1,410	2,104	1,581	1,571	866	N/A
Accumulation Unit Values
Contract with Endorsements - 3.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division320

Accumulation unit value:
Beginning of period	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	$6.84	N/A
End of period	$9.72	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,217	3,727	3,355	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division320

Accumulation unit value:
Beginning of period	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	$6.80	N/A
End of period	$5.74	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,027	4,351	3,486	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division320

Accumulation unit value:
Beginning of period	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	$6.33	N/A
End of period	$10.56	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,072	3,791	3,378	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division320

Accumulation unit value:
Beginning of period	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	$6.83	N/A
End of period	$7.02	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,140	4,355	3,740	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division320
Accumulation unit value:
Beginning of period	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	$11.18	N/A
End of period	$9.58	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,553	2,394	1,865	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division731
Accumulation unit value:
Beginning of period	$8.67	$13.85	$13.16	$11.90	$11.44	$11.37	N/A	N/A
End of period	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,352	1,354	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division829
Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.06	N/A	N/A	N/A
End of period	$10.38	$8.01	$12.75	$15.36	$11.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	609	846	96	N/A	N/A	N/A

JNL/AIM International
Growth Division109
Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$8.66	$11.07
End of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$8.66
Accumulation units outstanding
at the end of period	-	-	291	296	2,961	11,203	11,473	3,880

JNL/AIM Large Cap Growth
Division147
Accumulation unit value:
Beginning of period	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	$7.96	$9.07
End of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	$7.96
Accumulation units outstanding
at the end of period	-	-	595	1,645	5,661	24,303	9,807	3,552

JNL/AIM Small Cap Growth
Division104
Accumulation unit value:
Beginning of period	$8.81	$14.96	$13.75	$12.28	$11.59	$11.10	$8.21	$10.73
End of period	$11.61	$8.81	$14.96	$13.75	$12.28	$11.59	$11.10	$8.21
Accumulation units outstanding
at the end of period	-	-	332	1,323	2,926	18,273	26,151	5,720

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division97
Accumulation unit value:
Beginning of period	$8.42	$12.01	$11.39	$10.52	$9.77	$9.14	$8.22	$9.06
End of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.77	$9.14	$8.22
Accumulation units outstanding
at the end of period	-	-	-	-	8,368	26,624	24,833	10,789

JNL/Capital Guardian
Global Diversified Research Division686
Accumulation unit value:
Beginning of period	$15.55	$27.67	$23.47	$21.20	$21.28	$19.36	N/A	N/A
End of period	$21.01	$15.55	$27.67	$23.47	$21.20	$21.28	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	74	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division109
Accumulation unit value:
Beginning of period	$15.51	$26.85	$25.04	$24.49	$23.94	$21.94	$16.57	$16.83
End of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.94	$21.94	$16.57
Accumulation units outstanding
at the end of period	-	-	-	169	720	5,077	4,118	377

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division97

Accumulation unit value:
Beginning of period	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61	$16.25
End of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61
Accumulation units outstanding
at the end of period	-	-	-	1,195	1,771	11,445	5,343	2,161

JNL/Eagle SmallCap Equity
Division102
Accumulation unit value:
Beginning of period	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44	$15.96
End of period	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44
Accumulation units outstanding
at the end of period	-	-	-	-	209	18,301	11,873	2,554

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1109
Accumulation unit value:
Beginning of period	$7.39	$10.76	$10.81	$10.02	N/A	N/A	N/A	N/A
End of period	$9.60	$7.39	$10.76	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division844
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.50	$10.86	$10.38	N/A	N/A	N/A
End of period	$9.78	$7.49	$11.46	$12.50	$10.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division97
Accumulation unit value:
Beginning of period	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$14.74	$14.28
End of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$14.74
Accumulation units outstanding
at the end of period	-	-	-	235	3,684	17,083	14,859	2,864

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division844
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$10.48	N/A	N/A	N/A
End of period	$10.32	$7.96	$12.74	$12.69	$11.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division303
Accumulation unit value:
Beginning of period	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$5.79	N/A
End of period	$11.10	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,066	5,554	77,330	17,614	N/A

JNL/JPMorgan MidCap
Growth Division180
Accumulation unit value:
Beginning of period	$12.54	$23.09	$21.89	$19.99	$19.26	$16.71	$12.60	$12.75
End of period	$17.51	$12.54	$23.09	$21.89	$19.99	$19.26	$16.71	$12.60
Accumulation units outstanding
at the end of period	-	-	206	212	827	1,945	2,787	1,389

JNL/JPMorgan U.S. Government
& Quality Bond Division97
Accumulation unit value:
Beginning of period	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24	$13.13
End of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24
Accumulation units outstanding
at the end of period	-	-	-	1,254	11,351	34,701	42,073	44,944

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1080
Accumulation unit value:
Beginning of period	$6.81	$13.94	$10.82	$8.67	N/A	N/A	N/A	N/A
End of period	$11.42	$6.81	$13.94	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division129
Accumulation unit value:
Beginning of period	$10.96	$18.37	$19.31	$17.24	$16.21	$13.30	$10.56	$12.47
End of period	$14.96	$10.96	$18.37	$19.31	$17.24	$16.21	$13.30	$10.56
Accumulation units outstanding
at the end of period	-	-	245	1,015	6,207	29,822	21,352	8,407

JNL/Lazard Small Cap
Equity Division129
Accumulation unit value:
Beginning of period	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00	$11.08
End of period	$8.27	$8.78	$14.63	$16.07	$14.07	$13.76	$12.20	$9.00
Accumulation units outstanding
at the end of period	-	-	316	2,394	7,867	39,666	42,616	12,440

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division131

Accumulation unit value:
Beginning of period	$7.15	$11.29	$11.90	$10.84	$11.43	$9.60	$7.39	$9.04
End of period	$10.69	$7.15	$11.29	$11.90	$10.84	$11.43	$9.60	$7.39
Accumulation units outstanding
at the end of period	-	-	-	24,161	55,561	154,030	126,029	49,907

JNL/MCM Bond Index Division132

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62	$10.05
End of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62
Accumulation units outstanding
at the end of period	-	-	-	1,681	34,230	61,232	43,245	12,211

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division526
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.35	$4.16	N/A	N/A
End of period	$4.21	$3.43	$5.81	$5.70	$4.29	$4.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	5,302	N/A	N/A

JNL/MCM Consumer Brands
Sector Division526
Accumulation unit value:
Beginning of period	$6.63	$9.88	$10.97	$9.91	$10.39	$9.97	N/A	N/A
End of period	$8.63	$6.63	$9.88	$10.97	$9.91	$10.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	222	382	N/A	N/A

JNL/MCM Dow 10 Division109

Accumulation unit value:
Beginning of period	$5.57	$10.56	$10.70	$8.45	$9.17	$9.12	$7.42	$8.79
End of period	$6.31	$5.57	$10.56	$10.70	$8.45	$9.17	$9.12	$7.42
Accumulation units outstanding
at the end of period	-	4,291	4,291	32,425	74,399	161,236	133,795	52,769

JNL/MCM Dow Dividend Division1029

Accumulation unit value:
Beginning of period	$5.10	$10.32	$11.73	$9.98	N/A	N/A	N/A	N/A
End of period	$6.00	$5.10	$10.32	$11.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	12,005	8,814	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division135
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77	$7.00
End of period	$5.28	$5.67	$9.33	$9.21	$8.06	$7.91	$7.28	$5.77
Accumulation units outstanding
at the end of period	-	-	-	-	6,199	37,828	41,882	14,060

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division561
Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.92	$12.00	$11.57	$10.37	N/A	N/A
End of period	$6.28	$5.42	$11.24	$13.92	$12.00	$11.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	188	-	N/A	N/A

JNL/MCM Global 15 Division131

Accumulation unit value:
Beginning of period	$9.06	$18.01	$16.58	$12.11	$11.25	$8.98	$6.90	$8.41
End of period	$11.60	$9.06	$18.01	$16.58	$12.11	$11.25	$8.98	$6.90
Accumulation units outstanding
at the end of period	-	4,234	4,234	27,904	61,523	157,148	113,570	40,824

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division521
Accumulation unit value:
Beginning of period	$8.86	$11.81	$11.23	$10.82	$10.29	$10.49	N/A	N/A
End of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	193	2,094	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division132
Accumulation unit value:
Beginning of period	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.45	$10.17
End of period	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.45
Accumulation units outstanding
at the end of period	-	-	-	1,634	8,139	37,319	19,170	8,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division687

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$10.89	$9.68	N/A	N/A
End of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	9,119	16,317	16,051	3,002	N/A	N/A

JNL/MCM JNL Optimized
5 Division1099
Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.19	N/A	N/A	N/A	N/A
End of period	$8.40	$6.24	$11.84	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	11,200	5,542	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division738

Accumulation unit value:
Beginning of period	$7.12	$12.46	$10.71	$10.46	$10.73	N/A	N/A	N/A
End of period	$9.33	$7.12	$12.46	$10.71	$10.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,282	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division505
Accumulation unit value:
Beginning of period	$21.04	$34.64	$26.21	$22.20	$16.61	$13.08	N/A	N/A
End of period	$24.69	$21.04	$34.64	$26.21	$22.20	$16.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,177	7,450	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division131

Accumulation unit value:
Beginning of period	$6.59	$13.39	$13.05	$12.76	$9.51	$8.27	$7.12	$9.45
End of period	$7.71	$6.59	$13.39	$13.05	$12.76	$9.51	$8.27	$7.12
Accumulation units outstanding
at the end of period	-	4,585	4,585	32,370	73,964	167,694	128,270	37,336

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division132
Accumulation unit value:
Beginning of period	$9.41	$15.43	$14.70	$13.71	$12.53	$11.07	$8.42	$10.09
End of period	$12.70	$9.41	$15.43	$14.70	$13.71	$12.53	$11.07	$8.42
Accumulation units outstanding
at the end of period	-	-	-	-	5,917	58,301	33,886	11,352

JNL/MCM S&P 500 Index Division132

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62	$8.99
End of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62
Accumulation units outstanding
at the end of period	-	-	-	162	30,744	244,077	206,962	40,389

JNL/MCM S&P SMid 60 Division1313

Accumulation unit value:
Beginning of period	$6.00	$8.79	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$6.00	$8.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,229	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division131
Accumulation unit value:
Beginning of period	$10.27	$17.52	$20.03	$18.72	$17.58	$15.98	$11.05	$13.41
End of period	$10.52	$10.27	$17.52	$20.03	$18.72	$17.58	$15.98	$11.05
Accumulation units outstanding
at the end of period	-	2,488	2,488	16,253	35,207	85,658	71,972	26,444

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division132
Accumulation unit value:
Beginning of period	$9.13	$14.36	$15.01	$13.08	$12.84	$11.19	$7.85	$9.69
End of period	$11.37	$9.13	$14.36	$15.01	$13.08	$12.84	$11.19	$7.85
Accumulation units outstanding
at the end of period	-	-	-	-	5,839	43,258	25,638	14,689

JNL/MCM Technology Sector
Division526
Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.85	$5.47	$5.46	$5.62	N/A	N/A
End of period	$5.79	$3.62	$6.54	$5.85	$5.47	$5.46	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	750	836	3,067	N/A	N/A

JNL/MCM Value Line 30 Division699

Accumulation unit value:
Beginning of period	$8.94	$17.41	$14.91	$15.47	$11.41	$10.54	N/A	N/A
End of period	$10.02	$8.94	$17.41	$14.91	$15.47	$11.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,268	11,907	10,765	7,802	5,587	N/A	N/A

JNL/MCM VIP Division697

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$11.06	$10.22	N/A	N/A
End of period	$9.53	$7.87	$14.07	$13.00	$11.86	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,310	2,247	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division147
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93	$8.18
End of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93
Accumulation units outstanding
at the end of period	-	-	338	2,939	8,669	20,842	42,648	30,620

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division97
Accumulation unit value:
Beginning of period	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57	$12.03
End of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57
Accumulation units outstanding
at the end of period	-	-	-	2,803	26,291	75,885	74,613	56,930

JNL/PPM America Core
Equity Division109
Accumulation unit value:
Beginning of period	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	$13.48	$16.11
End of period	$14.27	$11.53	$19.83	$21.88	$19.68	$18.52	$16.76	$13.48
Accumulation units outstanding
at the end of period	-	-	-	1,002	1,152	2,085	179	290

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.64	$12.76	$13.21	$12.23	$12.30	$11.98	N/A	N/A
End of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	13,457	36,261	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division109
Accumulation unit value:
Beginning of period	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92	$16.74
End of period	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92
Accumulation units outstanding
at the end of period	-	-	352	354	2,780	8,703	8,919	2,755

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division78
Accumulation unit value:
Beginning of period	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75	$8.40
End of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75
Accumulation units outstanding
at the end of period	-	-	-	2,854	34,656	119,234	28,017	-

JNL/S&P Managed Conservative
Division689
Accumulation unit value:
Beginning of period	$9.63	$11.42	$11.00	$10.43	$10.29	$9.94	N/A	N/A
End of period	$10.68	$9.63	$11.42	$11.00	$10.43	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	972	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division131
Accumulation unit value:
Beginning of period	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38	$10.41
End of period	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38
Accumulation units outstanding
at the end of period	-	-	-	341	142,994	322,352	272,102	66,597

JNL/S&P Managed Moderate
Division692
Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.48	$10.00	N/A	N/A
End of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	203	N/A	N/A

JNL/S&P Managed Moderate
Growth Division121
Accumulation unit value:
Beginning of period	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63	$10.64
End of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63
Accumulation units outstanding
at the end of period	-	-	-	7,188	45,676	139,920	132,112	27,805

JNL/S&P Retirement 2015
Division1204
Accumulation unit value:
Beginning of period	$7.84	$11.48	$10.76	$10.59	N/A	N/A	N/A	N/A
End of period	$9.19	$7.84	$11.48	$10.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division97

Accumulation unit value:
Beginning of period	$19.64	$25.35	$24.14	$21.73	$21.12	$19.49	$16.40	$17.76
End of period	$22.97	$19.64	$25.35	$24.14	$21.73	$21.12	$19.49	$16.40
Accumulation units outstanding
at the end of period	-	-	-	117	16,697	38,242	23,864	10,553

JNL/Select Money Market
Division147
Accumulation unit value:
Beginning of period	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60	$11.68
End of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60
Accumulation units outstanding
at the end of period	-	-	-	-	45,212	63,141	49,543	59,826

JNL/Select Value Division338

Accumulation unit value:
Beginning of period	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	$12.09	N/A
End of period	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	7,309	19,533	7,357	N/A

JNL/T.Rowe Price Established
Growth Division97
Accumulation unit value:
Beginning of period	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$17.26	$22.25
End of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$17.26
Accumulation units outstanding
at the end of period	-	-	-	457	3,816	11,850	11,211	2,748

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division102
Accumulation unit value:
Beginning of period	$23.73	$40.92	$35.72	$34.23	$30.70	$26.61	$19.65	$25.19
End of period	$34.06	$23.73	$40.92	$35.72	$34.23	$30.70	$26.61	$19.65
Accumulation units outstanding
at the end of period	-	-	124	517	5,311	21,426	18,966	3,849

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.15	$10.00	N/A	N/A	N/A	N/A
End of period	$10.06	$9.56	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division97

Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.87	$11.38
End of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.87
Accumulation units outstanding
at the end of period	-	-	-	335	11,260	45,532	36,040	8,367

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.00	$12.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	$8.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	995	366	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	$9.85	$16.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.18	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,156	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$8.78	$14.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$8.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,693	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division
Accumulation unit value:
Beginning of period	$8.38	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.03	$8.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,498	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	$6.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	771	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division
Accumulation unit value:
Beginning of period	$16.87	$18.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.81	$16.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	272	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	388	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy
Division2161
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	518	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.45	$22.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.39	$12.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	695	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	$7.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	406	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$10.90	$17.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.87	$10.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,564	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	$8.73	$14.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,537	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.12	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	524	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.46	$11.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$11.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	684	916	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.54	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.28	$5.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,350	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.10	$10.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.99	$5.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,903	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	$5.65	$9.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.25	$5.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	976	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.02	$17.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.54	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	217	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division2171

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	909	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	$10.79	$19.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	462	3,596	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.59	$13.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$7.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,606	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.10	$12.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	204	179	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$6.56	$13.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.67	$6.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	757	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	812	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	$9.38	$15.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.64	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,680	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.31	$11.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.99	$7.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,053	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	408	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.10	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$9.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,923	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$8.92	$17.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.00	$8.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	370	117	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.85	$13.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	754	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division
Accumulation unit value:
Beginning of period	$8.34	$14.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.35	$8.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	252	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.20	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,215	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
Beginning of period	$13.71	$14.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.46	$13.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,179	6,094	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division
Accumulation unit value:
Beginning of period	$8.59	$12.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$8.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	230	1,605	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	$6.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,896	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,063	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division
Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,917	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.50	$14.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	$9.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,999	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$19.51	$25.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.81	$19.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	269	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.68	$11.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.42	$11.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,634	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$13.78	$20.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.68	$13.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,644	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division
Accumulation unit value:
Beginning of period	$16.26	$28.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.79	$16.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	805	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	$23.57	$40.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.81	$23.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	682	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	$9.54	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.03	$9.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,119	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$8.80	$14.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$8.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,496	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division843
Accumulation unit value:
Beginning of period	$7.97	$12.70	$15.32	$11.51	$10.43	N/A	N/A	N/A
End of period	$10.31	$7.97	$12.70	$15.32	$11.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	679	N/A	N/A	N/A

JNL/AIM International
Growth Division192
Accumulation unit value:
Beginning of period	$9.71	$16.85	$15.73	$13.15	$12.18	$10.72	$8.55	$8.08
End of period	$12.98	$9.71	$16.85	$15.73	$13.15	$12.18	$10.72	$8.55
Accumulation units outstanding
at the end of period	-	-	-	-	305	679	462	43

JNL/AIM Large Cap Growth
Division161
Accumulation unit value:
Beginning of period	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$7.94	$8.45
End of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$7.94
Accumulation units outstanding
at the end of period	-	-	-	-	5,869	11,359	10,367	2,052

JNL/AIM Small Cap Growth
Division213
Accumulation unit value:
Beginning of period	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$8.19	$8.10
End of period	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$8.19
Accumulation units outstanding
at the end of period	-	-	267	270	5,489	7,391	7,389	438

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division161
Accumulation unit value:
Beginning of period	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19	$8.33
End of period	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19
Accumulation units outstanding
at the end of period	-	983	962	957	18,283	28,361	30,938	9,076

JNL/Capital Guardian
Global Diversified Research Division706
Accumulation unit value:
Beginning of period	$15.24	$27.15	$23.07	$20.86	$20.98	$20.33	N/A	N/A
End of period	$20.55	$15.24	$27.15	$23.07	$20.86	$20.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division185
Accumulation unit value:
Beginning of period	$15.20	$26.35	$24.61	$24.11	$23.60	$21.66	$16.39	$16.67
End of period	$19.99	$15.20	$26.35	$24.61	$24.11	$23.60	$21.66	$16.39
Accumulation units outstanding
at the end of period	-	-	-	-	301	729	612	129

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division134

Accumulation unit value:
Beginning of period	$10.18	$17.11	$17.43	$15.90	$15.76	$15.19	$12.50	$14.59
End of period	$13.29	$10.18	$17.11	$17.43	$15.90	$15.76	$15.19	$12.50
Accumulation units outstanding
at the end of period	-	419	415	423	396	7,836	7,426	4,863

JNL/Eagle SmallCap Equity
Division127
Accumulation unit value:
Beginning of period	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$11.33	$14.31
End of period	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$11.33
Accumulation units outstanding
at the end of period	-	-	-	-	-	2,695	1,977	1,266

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1107
Accumulation unit value:
Beginning of period	$7.36	$10.73	$10.80	$9.98	N/A	N/A	N/A	N/A
End of period	$9.55	$7.36	$10.73	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division854
Accumulation unit value:
Beginning of period	$7.45	$11.42	$12.47	$10.85	$10.54	N/A	N/A	N/A
End of period	$9.71	$7.45	$11.42	$12.47	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division161
Accumulation unit value:
Beginning of period	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$14.57	$13.63
End of period	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$14.57
Accumulation units outstanding
at the end of period	-	-	420	401	13,342	15,070	14,016	4,224

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division843
Accumulation unit value:
Beginning of period	$7.92	$12.69	$12.66	$11.21	$10.45	N/A	N/A	N/A
End of period	$10.25	$7.92	$12.69	$12.66	$11.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,388	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/JPMorgan International
Value Division502
Accumulation unit value:
Beginning of period	$8.59	$15.86	$14.52	$11.27	$9.74	$8.54	N/A	N/A
End of period	$10.91	$8.59	$15.86	$14.52	$11.27	$9.74	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,099	5,529	N/A	N/A

JNL/JPMorgan MidCap
Growth Division259
Accumulation unit value:
Beginning of period	$12.28	$22.66	$21.51	$19.67	$18.99	$16.49	$12.23	N/A
End of period	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	$16.49	N/A
Accumulation units outstanding
at the end of period	-	-	151	-	2,578	3,078	2,671	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division94
Accumulation unit value:
Beginning of period	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08	$13.03
End of period	$15.47	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08
Accumulation units outstanding
at the end of period	-	-	511	2,467	10,818	23,742	44,433	39,183

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1221
Accumulation unit value:
Beginning of period	$6.78	$13.91	$10.81	$10.74	N/A	N/A	N/A	N/A
End of period	$11.36	$6.78	$13.91	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division94
Accumulation unit value:
Beginning of period	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.48	$12.85
End of period	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.48
Accumulation units outstanding
at the end of period	-	-	-	-	6,270	23,532	20,669	6,482

JNL/Lazard Small Cap
Equity Division127
Accumulation unit value:
Beginning of period	$8.64	$14.42	$15.85	$13.91	$13.62	$12.10	$8.93	$10.99
End of period	$8.13	$8.64	$14.42	$15.85	$13.91	$13.62	$12.10	$8.93
Accumulation units outstanding
at the end of period	-	-	233	235	9,142	26,496	20,707	7,175

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division119

Accumulation unit value:
Beginning of period	$7.05	$11.15	$11.76	$10.74	$11.34	$9.53	$7.35	$9.44
End of period	$10.52	$7.05	$11.15	$11.76	$10.74	$11.34	$9.53	$7.35
Accumulation units outstanding
at the end of period	-	3,572	3,572	-	45,749	117,467	115,106	62,263

JNL/MCM Bond Index Division148

Accumulation unit value:
Beginning of period	$11.38	$11.25	$10.83	$10.71	$10.77	$10.65	$10.60	$10.13
End of period	$11.74	$11.38	$11.25	$10.83	$10.71	$10.77	$10.65	$10.60
Accumulation units outstanding
at the end of period	-	-	-	-	9,295	11,718	9,974	4,783

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division527
Accumulation unit value:
Beginning of period	$3.38	$5.74	$5.64	$4.25	$4.31	$4.17	N/A	N/A
End of period	$4.14	$3.38	$5.74	$5.64	$4.25	$4.31	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	15,627	N/A	N/A

JNL/MCM Consumer Brands
Sector Division762
Accumulation unit value:
Beginning of period	$6.55	$9.76	$10.86	$9.81	$10.07	N/A	N/A	N/A
End of period	$8.50	$6.55	$9.76	$10.86	$9.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division119

Accumulation unit value:
Beginning of period	$5.49	$10.43	$10.58	$8.37	$9.09	$9.06	$7.38	$9.05
End of period	$6.21	$5.49	$10.43	$10.58	$8.37	$9.09	$9.06	$7.38
Accumulation units outstanding
at the end of period	-	3,747	3,747	-	58,354	153,643	140,773	67,025

JNL/MCM Dow Dividend Division1003

Accumulation unit value:
Beginning of period	$5.08	$10.29	$11.71	$10.04	N/A	N/A	N/A	N/A
End of period	$5.96	$5.08	$10.29	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division139
Accumulation unit value:
Beginning of period	$5.59	$9.21	$9.10	$7.98	$7.85	$7.23	$5.74	$6.55
End of period	$5.20	$5.59	$9.21	$9.10	$7.98	$7.85	$7.23	$5.74
Accumulation units outstanding
at the end of period	-	-	-	-	13,121	18,243	20,822	4,002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division527
Accumulation unit value:
Beginning of period	$5.35	$11.10	$13.76	$11.88	$11.48	$10.98	N/A	N/A
End of period	$6.19	$5.35	$11.10	$13.76	$11.88	$11.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	370	1,471	N/A	N/A

JNL/MCM Global 15 Division119

Accumulation unit value:
Beginning of period	$8.93	$17.78	$16.40	$11.99	$11.15	$8.92	$6.87	$8.74
End of period	$11.42	$8.93	$17.78	$16.40	$11.99	$11.15	$8.92	$6.87
Accumulation units outstanding
at the end of period	-	3,634	3,634	-	42,579	119,489	117,004	65,412

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division498
Accumulation unit value:
Beginning of period	$8.74	$11.66	$11.11	$10.71	$10.20	$10.24	N/A	N/A
End of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,088	2,087	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division139
Accumulation unit value:
Beginning of period	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$8.44	$9.62
End of period	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$8.44
Accumulation units outstanding
at the end of period	-	-	-	-	2,773	7,561	6,468	3,184

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division703

Accumulation unit value:
Beginning of period	$7.56	$13.48	$13.62	$11.75	$10.88	$10.31	N/A	N/A
End of period	$9.16	$7.56	$13.48	$13.62	$11.75	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,482	21,236	N/A	N/A

JNL/MCM JNL Optimized
5 Division1212
Accumulation unit value:
Beginning of period	$6.22	$11.81	$10.66	$10.74	N/A	N/A	N/A	N/A
End of period	$8.35	$6.22	$11.81	$10.66	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division694

Accumulation unit value:
Beginning of period	$7.07	$12.40	$10.67	$10.44	$10.81	$10.24	N/A	N/A
End of period	$9.26	$7.07	$12.40	$10.67	$10.44	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,257	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division498
Accumulation unit value:
Beginning of period	$20.74	$34.20	$25.91	$21.98	$16.47	$12.99	N/A	N/A
End of period	$24.30	$20.74	$34.20	$25.91	$21.98	$16.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,640	5,052	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division119

Accumulation unit value:
Beginning of period	$6.50	$13.22	$12.90	$12.63	$9.43	$8.21	$7.08	$9.60
End of period	$7.59	$6.50	$13.22	$12.90	$12.63	$9.43	$8.21	$7.08
Accumulation units outstanding
at the end of period	-	3,983	3,983	-	45,817	129,124	123,785	63,218

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division139
Accumulation unit value:
Beginning of period	$9.31	$15.29	$14.59	$13.63	$12.47	$11.04	$8.41	$9.64
End of period	$12.54	$9.31	$15.29	$14.59	$13.63	$12.47	$11.04	$8.41
Accumulation units outstanding
at the end of period	-	-	-	-	3,795	6,220	5,455	2,535

JNL/MCM S&P 500 Index Division139

Accumulation unit value:
Beginning of period	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$7.61	$8.64
End of period	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$7.61
Accumulation units outstanding
at the end of period	-	-	-	-	23,484	48,156	39,546	21,236

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division119
Accumulation unit value:
Beginning of period	$10.12	$17.30	$19.80	$18.54	$17.44	$15.87	$10.99	$14.81
End of period	$10.36	$10.12	$17.30	$19.80	$18.54	$17.44	$15.87	$10.99
Accumulation units outstanding
at the end of period	-	1,952	1,952	-	25,953	72,840	67,722	42,088

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division139
Accumulation unit value:
Beginning of period	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84	$9.46
End of period	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84
Accumulation units outstanding
at the end of period	-	-	-	-	1,906	5,961	7,550	3,087

JNL/MCM Technology Sector
Division706
Accumulation unit value:
Beginning of period	$3.57	$6.46	$5.78	$5.42	$5.42	$5.28	N/A	N/A
End of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division735

Accumulation unit value:
Beginning of period	$8.89	$17.33	$14.86	$15.44	$11.40	$11.43	N/A	N/A
End of period	$9.94	$8.89	$17.33	$14.86	$15.44	$11.40	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,218	-	N/A	N/A

JNL/MCM VIP Division716

Accumulation unit value:
Beginning of period	$7.82	$14.00	$12.96	$11.84	$11.05	$10.77	N/A	N/A
End of period	$9.46	$7.82	$14.00	$12.96	$11.84	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,954	2,539	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division143
Accumulation unit value:
Beginning of period	$8.27	$14.33	$13.82	$12.11	$10.91	$9.48	$6.91	$8.31
End of period	$11.25	$8.27	$14.33	$13.82	$12.11	$10.91	$9.48	$6.91
Accumulation units outstanding
at the end of period	-	-	523	550	19,486	24,097	23,767	2,896

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division94
Accumulation unit value:
Beginning of period	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48	$11.94
End of period	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48
Accumulation units outstanding
at the end of period	-	-	553	520	40,519	68,285	74,889	36,569

JNL/PPM America Core
Equity Division385
Accumulation unit value:
Beginning of period	$11.29	$19.45	$21.50	$19.37	$18.25	$16.55	$14.44	N/A
End of period	$13.96	$11.29	$19.45	$21.50	$19.37	$18.25	$16.55	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	500	971	504	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.50	$12.57	$13.03	$12.08	$12.18	$11.86	N/A	N/A
End of period	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	14,140	20,416	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division185
Accumulation unit value:
Beginning of period	$9.60	$18.63	$20.23	$18.34	$17.92	$16.73	$13.77	$13.77
End of period	$13.54	$9.60	$18.63	$20.23	$18.34	$17.92	$16.73	$13.77
Accumulation units outstanding
at the end of period	-	-	-	-	1,346	1,823	1,698	506

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division116
Accumulation unit value:
Beginning of period	$8.92	$15.02	$14.10	$12.51	$11.81	$10.75	$8.69	$10.67
End of period	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	$10.75	$8.69
Accumulation units outstanding
at the end of period	-	-	-	-	21,142	97,741	76,000	61,814

JNL/S&P Managed Conservative
Division707
Accumulation unit value:
Beginning of period	$9.57	$11.37	$10.96	$10.42	$10.29	$10.18	N/A	N/A
End of period	$10.60	$9.57	$11.37	$10.96	$10.42	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,618	4,855	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division112
Accumulation unit value:
Beginning of period	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$9.32	$10.67
End of period	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$9.32
Accumulation units outstanding
at the end of period	-	-	-	-	127,150	306,474	331,467	116,971

JNL/S&P Managed Moderate
Division716
Accumulation unit value:
Beginning of period	$9.34	$12.16	$11.56	$10.74	$10.48	$10.33	N/A	N/A
End of period	$10.81	$9.34	$12.16	$11.56	$10.74	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,814	6,646	N/A	N/A

JNL/S&P Managed Moderate
Growth Division110
Accumulation unit value:
Beginning of period	$10.01	$14.15	$13.35	$12.20	$11.75	$10.99	$9.56	$10.37
End of period	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.99	$9.56
Accumulation units outstanding
at the end of period	-	-	-	-	114,434	253,862	277,363	81,460

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division94

Accumulation unit value:
Beginning of period	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$16.22	$17.48
End of period	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$16.22
Accumulation units outstanding
at the end of period	-	-	306	314	10,551	21,647	19,361	8,384

JNL/Select Money Market
Division109
Accumulation unit value:
Beginning of period	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.47	$11.58
End of period	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.47
Accumulation units outstanding
at the end of period	-	-	-	-	15,698	27,433	31,099	25,633

JNL/Select Value Division354

Accumulation unit value:
Beginning of period	$13.69	$21.05	$20.00	$16.95	$16.06	$14.34	$12.32	N/A
End of period	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	$14.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,085	4,350	1,306	N/A

JNL/T.Rowe Price Established
Growth Division127
Accumulation unit value:
Beginning of period	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$17.06	$20.15
End of period	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$17.06
Accumulation units outstanding
at the end of period	-	360	-	-	3,517	6,198	4,858	2,170

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division127
Accumulation unit value:
Beginning of period	$23.25	$40.15	$35.11	$33.68	$30.25	$26.27	$19.42	$24.07
End of period	$33.32	$23.25	$40.15	$35.11	$33.68	$30.25	$26.27	$19.42
Accumulation units outstanding
at the end of period	-	323	-	-	3,910	8,093	6,794	1,300

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division131
Accumulation unit value:
Beginning of period	$8.73	$15.02	$15.27	$13.04	$12.59	$11.19	$8.83	$10.51
End of period	$11.67	$8.73	$15.02	$15.27	$13.04	$12.59	$11.19	$8.83
Accumulation units outstanding
at the end of period	-	-	471	515	10,511	37,891	34,843	20,154

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division841
Accumulation unit value:
Beginning of period	$7.96	$12.69	$15.31	$11.51	$10.44	N/A	N/A	N/A
End of period	$10.28	$7.96	$12.69	$15.31	$11.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division462
Accumulation unit value:
Beginning of period	$9.65	$16.76	$15.65	$13.09	$12.13	$10.69	$9.87	N/A
End of period	$12.90	$9.65	$16.76	$15.65	$13.09	$12.13	$10.69	N/A
Accumulation units outstanding
at the end of period	-	-	-	230	265	-	-	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division541
Accumulation unit value:
Beginning of period	$8.27	$11.83	$11.24	$10.40	$9.69	$9.05	N/A	N/A
End of period	$9.88	$8.27	$11.83	$11.24	$10.40	$9.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	633	639	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division1046
Accumulation unit value:
Beginning of period	$15.14	$26.98	$22.94	$22.62	N/A	N/A	N/A	N/A
End of period	$20.41	$15.14	$26.98	$22.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division541
Accumulation unit value:
Beginning of period	$13.77	$22.87	$20.92	$17.86	$17.87	$15.52	N/A	N/A
End of period	$18.19	$13.77	$22.87	$20.92	$17.86	$17.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	180	182	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1061
Accumulation unit value:
Beginning of period	$7.35	$10.72	$10.80	$10.00	N/A	N/A	N/A	N/A
End of period	$9.53	$7.35	$10.72	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division862
Accumulation unit value:
Beginning of period	$7.44	$11.40	$12.46	$10.85	$10.49	N/A	N/A	N/A
End of period	$9.69	$7.44	$11.40	$12.46	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division462
Accumulation unit value:
Beginning of period	$16.53	$17.87	$17.12	$16.77	$16.76	$16.07	$15.88	N/A
End of period	$18.40	$16.53	$17.87	$17.12	$16.77	$16.76	$16.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	397	385	-	-	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division842
Accumulation unit value:
Beginning of period	$7.90	$12.68	$12.65	$11.20	$10.46	N/A	N/A	N/A
End of period	$10.22	$7.90	$12.68	$12.65	$11.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division790
Accumulation unit value:
Beginning of period	$12.20	$22.51	$21.38	$19.56	$18.30	N/A	N/A	N/A
End of period	$17.01	$12.20	$22.51	$21.38	$19.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division466
Accumulation unit value:
Beginning of period	$15.19	$14.62	$14.09	$13.99	$14.02	$13.84	$13.74	N/A
End of period	$15.36	$15.19	$14.62	$14.09	$13.99	$14.02	$13.84	N/A
Accumulation units outstanding
at the end of period	-	-	-	480	459	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division1065
Accumulation unit value:
Beginning of period	$6.77	$13.89	$10.81	$10.13	N/A	N/A	N/A	N/A
End of period	$11.34	$6.77	$13.89	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division462
Accumulation unit value:
Beginning of period	$10.72	$18.01	$18.97	$16.97	$15.99	$13.15	$12.72	N/A
End of period	$14.61	$10.72	$18.01	$18.97	$16.97	$15.99	$13.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	195	191	-	-	N/A

JNL/Lazard Small Cap
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1041
Accumulation unit value:
Beginning of period	$3.36	$5.71	$5.62	$4.87	N/A	N/A	N/A	N/A
End of period	$4.12	$3.36	$5.71	$5.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division862
Accumulation unit value:
Beginning of period	$6.51	$9.72	$10.82	$9.78	$9.83	N/A	N/A	N/A
End of period	$8.46	$6.51	$9.72	$10.82	$9.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1008

Accumulation unit value:
Beginning of period	$5.07	$10.28	$11.71	$9.88	N/A	N/A	N/A	N/A
End of period	$5.95	$5.07	$10.28	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division749

Accumulation unit value:
Beginning of period	$7.54	$13.46	$13.61	$11.74	$10.61	N/A	N/A	N/A
End of period	$9.13	$7.54	$13.46	$13.61	$11.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division820

Accumulation unit value:
Beginning of period	$7.06	$12.38	$10.66	$10.43	$9.24	N/A	N/A	N/A
End of period	$9.23	$7.06	$12.38	$10.66	$10.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division772

Accumulation unit value:
Beginning of period	$8.87	$17.30	$14.85	$15.43	$11.95	N/A	N/A	N/A
End of period	$9.92	$8.87	$17.30	$14.85	$15.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division819

Accumulation unit value:
Beginning of period	$7.80	$13.98	$12.94	$11.83	$10.45	N/A	N/A	N/A
End of period	$9.43	$7.80	$13.98	$12.94	$11.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division461
Accumulation unit value:
Beginning of period	$8.24	$14.29	$13.78	$12.08	$10.89	$9.47	$8.79	N/A
End of period	$11.21	$8.24	$14.29	$13.78	$12.08	$10.89	$9.47	N/A
Accumulation units outstanding
at the end of period	-	-	-	273	285	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division462
Accumulation unit value:
Beginning of period	$13.49	$13.77	$13.05	$12.93	$12.96	$12.72	$12.68	N/A
End of period	$15.19	$13.49	$13.77	$13.05	$12.93	$12.96	$12.72	N/A
Accumulation units outstanding
at the end of period	-	-	-	515	497	-	-	N/A

JNL/PPM America Core
Equity Division789
Accumulation unit value:
Beginning of period	$11.22	$19.33	$21.37	$19.26	$17.85	N/A	N/A	N/A
End of period	$13.86	$11.22	$19.33	$21.37	$19.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.45	$12.51	$12.97	$12.04	$12.14	$11.83	N/A	N/A
End of period	$12.06	$8.45	$12.51	$12.97	$12.04	$12.14	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	270	266	-	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division792
Accumulation unit value:
Beginning of period	$9.53	$18.51	$20.11	$18.25	$17.43	N/A	N/A	N/A
End of period	$13.44	$9.53	$18.51	$20.11	$18.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division776
Accumulation unit value:
Beginning of period	$9.55	$11.35	$10.95	$10.41	$10.25	N/A	N/A	N/A
End of period	$10.57	$9.55	$11.35	$10.95	$10.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division776
Accumulation unit value:
Beginning of period	$9.32	$12.14	$11.55	$10.73	$10.41	N/A	N/A	N/A
End of period	$10.79	$9.32	$12.14	$11.55	$10.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division583

Accumulation unit value:
Beginning of period	$19.11	$24.72	$23.58	$21.27	$20.71	$18.86	N/A	N/A
End of period	$22.31	$19.11	$24.72	$23.58	$21.27	$20.71	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	302	307	-	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division462
Accumulation unit value:
Beginning of period	$15.93	$28.58	$26.62	$24.00	$23.19	$21.64	$20.49	N/A
End of period	$22.30	$15.93	$28.58	$26.62	$24.00	$23.19	$21.64	N/A
Accumulation units outstanding
at the end of period	-	-	-	280	274	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.51	$10.37	$10.14	$9.99	N/A	N/A	N/A	N/A
End of period	$9.98	$9.51	$10.37	$10.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division462
Accumulation unit value:
Beginning of period	$8.69	$14.97	$15.22	$13.00	$12.56	$11.17	$10.45	N/A
End of period	$11.62	$8.69	$14.97	$15.22	$13.00	$12.56	$11.17	N/A
Accumulation units outstanding
at the end of period	-	-	-	487	505	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division854
Accumulation unit value:
Beginning of period	$7.94	$12.67	$15.29	$11.50	$10.73	N/A	N/A	N/A
End of period	$10.26	$7.94	$12.67	$15.29	$11.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	379	N/A	N/A	N/A

JNL/AIM International
Growth Division206
Accumulation unit value:
Beginning of period	$9.59	$16.65	$15.56	$13.02	$12.07	$10.64	$8.49	$8.08
End of period	$12.80	$9.59	$16.65	$15.56	$13.02	$12.07	$10.64	$8.49
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,524	1,587	1,676

JNL/AIM Large Cap Growth
Division203
Accumulation unit value:
Beginning of period	$8.13	$13.37	$11.85	$11.27	$10.78	$10.06	$7.94	$7.78
End of period	$9.85	$8.13	$13.37	$11.85	$11.27	$10.78	$10.06	$7.94
Accumulation units outstanding
at the end of period	-	-	-	-	5,780	10,079	8,199	3,028

JNL/AIM Small Cap Growth
Division175
Accumulation unit value:
Beginning of period	$8.65	$14.73	$13.57	$12.16	$11.50	$11.04	$8.18	$8.56
End of period	$11.37	$8.65	$14.73	$13.57	$12.16	$11.50	$11.04	$8.18
Accumulation units outstanding
at the end of period	-	-	-	-	2,294	3,377	3,956	581

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division101
Accumulation unit value:
Beginning of period	$8.24	$11.79	$11.21	$10.38	$9.67	$9.06	$8.18	$8.95
End of period	$9.84	$8.24	$11.79	$11.21	$10.38	$9.67	$9.06	$8.18
Accumulation units outstanding
at the end of period	-	-	-	-	1,752	1,834	1,808	69

JNL/Capital Guardian
Global Diversified Research Division679
Accumulation unit value:
Beginning of period	$15.03	$26.81	$22.80	$20.64	$20.77	$18.74	N/A	N/A
End of period	$20.25	$15.03	$26.81	$22.80	$20.64	$20.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division310
Accumulation unit value:
Beginning of period	$14.99	$26.02	$24.32	$23.85	$23.38	$21.47	$16.71	N/A
End of period	$19.71	$14.99	$26.02	$24.32	$23.85	$23.38	$21.47	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	195	1,025	537	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division101

Accumulation unit value:
Beginning of period	$10.06	$16.92	$17.26	$15.76	$15.64	$15.09	$12.43	$15.62
End of period	$13.12	$10.06	$16.92	$17.26	$15.76	$15.64	$15.09	$12.43
Accumulation units outstanding
at the end of period	-	-	-	-	-	410	659	421

JNL/Eagle SmallCap Equity
Division175
Accumulation unit value:
Beginning of period	$13.68	$22.74	$20.82	$17.78	$17.79	$15.36	$11.26	$11.62
End of period	$18.07	$13.68	$22.74	$20.82	$17.78	$17.79	$15.36	$11.26
Accumulation units outstanding
at the end of period	-	-	-	-	225	358	624	524

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1200
Accumulation unit value:
Beginning of period	$7.34	$10.72	$10.79	$10.66	N/A	N/A	N/A	N/A
End of period	$9.51	$7.34	$10.72	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division865
Accumulation unit value:
Beginning of period	$7.42	$11.39	$12.45	$10.85	$10.58	N/A	N/A	N/A
End of period	$9.67	$7.42	$11.39	$12.45	$10.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division101
Accumulation unit value:
Beginning of period	$16.41	$17.75	$17.02	$16.68	$16.67	$16.00	$14.45	$14.07
End of period	$18.26	$16.41	$17.75	$17.02	$16.68	$16.67	$16.00	$14.45
Accumulation units outstanding
at the end of period	-	-	-	-	3,433	2,874	3,071	146

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division897
Accumulation unit value:
Beginning of period	$7.89	$12.66	$12.63	$11.20	$10.96	N/A	N/A	N/A
End of period	$10.20	$7.89	$12.66	$12.63	$11.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division398
Accumulation unit value:
Beginning of period	$8.50	$15.70	$14.39	$11.18	$9.67	$8.10	$6.76	N/A
End of period	$10.78	$8.50	$15.70	$14.39	$11.18	$9.67	$8.10	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,686	2,633	857	N/A

JNL/JPMorgan MidCap
Growth Division222
Accumulation unit value:
Beginning of period	$12.12	$22.37	$21.26	$19.46	$18.81	$16.35	$12.36	$12.55
End of period	$16.89	$12.12	$22.37	$21.26	$19.46	$18.81	$16.35	$12.36
Accumulation units outstanding
at the end of period	-	-	-	-	853	2,145	2,230	724

JNL/JPMorgan U.S. Government
& Quality Bond Division101
Accumulation unit value:
Beginning of period	$15.08	$14.52	$14.00	$13.91	$13.94	$13.77	$13.96	$12.99
End of period	$15.24	$15.08	$14.52	$14.00	$13.91	$13.94	$13.77	$13.96
Accumulation units outstanding
at the end of period	-	-	-	-	5,932	7,619	10,574	3,511

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division149
Accumulation unit value:
Beginning of period	$10.67	$17.93	$18.88	$16.91	$15.94	$13.11	$10.43	$11.27
End of period	$14.52	$10.67	$17.93	$18.88	$16.91	$15.94	$13.11	$10.43
Accumulation units outstanding
at the end of period	-	-	-	-	2,192	10,306	7,318	2,589

JNL/Lazard Small Cap
Equity Division149
Accumulation unit value:
Beginning of period	$8.55	$14.27	$15.72	$13.80	$13.53	$12.03	$8.89	$9.89
End of period	$8.04	$8.55	$14.27	$15.72	$13.80	$13.53	$12.03	$8.89
Accumulation units outstanding
at the end of period	-	-	-	-	4,223	10,213	10,832	2,534

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division148

Accumulation unit value:
Beginning of period	$6.98	$11.06	$11.67	$10.67	$11.28	$9.49	$7.33	$8.57
End of period	$10.41	$6.98	$11.06	$11.67	$10.67	$11.28	$9.49	$7.33
Accumulation units outstanding
at the end of period	-	3,724	4,477	7,072	38,478	62,446	49,142	9,175

JNL/MCM Bond Index Division169

Accumulation unit value:
Beginning of period	$11.30	$11.18	$10.78	$10.67	$10.74	$10.63	$10.59	$10.38
End of period	$11.65	$11.30	$11.18	$10.78	$10.67	$10.74	$10.63	$10.59
Accumulation units outstanding
at the end of period	-	-	-	-	981	3,314	3,499	616

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division679
Accumulation unit value:
Beginning of period	$3.33	$5.67	$5.57	$4.20	$4.28	$4.08	N/A	N/A
End of period	$4.08	$3.33	$5.67	$5.57	$4.20	$4.28	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division148

Accumulation unit value:
Beginning of period	$5.44	$10.34	$10.50	$8.31	$9.04	$9.02	$7.36	$8.07
End of period	$6.15	$5.44	$10.34	$10.50	$8.31	$9.04	$9.02	$7.36
Accumulation units outstanding
at the end of period	-	2,228	4,770	8,106	31,555	51,307	37,385	9,589

JNL/MCM Dow Dividend Division1102

Accumulation unit value:
Beginning of period	$5.07	$10.27	$11.70	$10.39	N/A	N/A	N/A	N/A
End of period	$5.94	$5.07	$10.27	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division179
Accumulation unit value:
Beginning of period	$5.54	$9.13	$9.03	$7.93	$7.80	$7.19	$5.72	$5.75
End of period	$5.15	$5.54	$9.13	$9.03	$7.93	$7.80	$7.19	$5.72
Accumulation units outstanding
at the end of period	-	-	-	-	-	143	3,587	1,101

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division881
Accumulation unit value:
Beginning of period	$5.29	$11.00	$13.66	$11.80	$11.32	N/A	N/A	N/A
End of period	$6.12	$5.29	$11.00	$13.66	$11.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division148

Accumulation unit value:
Beginning of period	$8.85	$17.63	$16.28	$11.92	$11.09	$8.88	$6.84	$8.07
End of period	$11.30	$8.85	$17.63	$16.28	$11.92	$11.09	$8.88	$6.84
Accumulation units outstanding
at the end of period	-	3,078	2,784	6,310	24,289	40,617	31,498	11,181

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division679
Accumulation unit value:
Beginning of period	$8.64	$11.54	$11.01	$10.63	$10.14	$9.43	N/A	N/A
End of period	$10.19	$8.64	$11.54	$11.01	$10.63	$10.14	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division169
Accumulation unit value:
Beginning of period	$10.64	$19.13	$17.78	$14.52	$13.15	$11.29	$8.43	$8.91
End of period	$13.41	$10.64	$19.13	$17.78	$14.52	$13.15	$11.29	$8.43
Accumulation units outstanding
at the end of period	-	-	-	-	1,071	5,194	1,648	451

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division705

Accumulation unit value:
Beginning of period	$7.53	$13.44	$13.59	$11.74	$10.88	$10.41	N/A	N/A
End of period	$9.11	$7.53	$13.44	$13.59	$11.74	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	4,858	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division679

Accumulation unit value:
Beginning of period	$7.04	$12.36	$10.65	$10.43	$10.80	$9.84	N/A	N/A
End of period	$9.21	$7.04	$12.36	$10.65	$10.43	$10.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	5,552	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division527
Accumulation unit value:
Beginning of period	$20.54	$33.91	$25.72	$21.84	$16.38	$13.58	N/A	N/A
End of period	$24.05	$20.54	$33.91	$25.72	$21.84	$16.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,357	2,991	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division148

Accumulation unit value:
Beginning of period	$6.44	$13.11	$12.81	$12.55	$9.38	$8.18	$7.05	$8.97
End of period	$7.52	$6.44	$13.11	$12.81	$12.55	$9.38	$8.18	$7.05
Accumulation units outstanding
at the end of period	-	1,964	3,864	6,941	27,841	48,270	32,691	9,199
JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division139
Accumulation unit value:
Beginning of period	$9.25	$15.20	$14.51	$13.57	$12.43	$11.02	$8.40	$9.63
End of period	$12.45	$9.25	$15.20	$14.51	$13.57	$12.43	$11.02	$8.40
Accumulation units outstanding
at the end of period	-	-	-	-	1,044	6,293	2,697	2,243

JNL/MCM S&P 500 Index Division139

Accumulation unit value:
Beginning of period	$7.21	$11.86	$11.60	$10.34	$10.16	$9.47	$7.60	$8.63
End of period	$8.85	$7.21	$11.86	$11.60	$10.34	$10.16	$9.47	$7.60
Accumulation units outstanding
at the end of period	-	-	-	-	33,854	56,711	54,551	21,113

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division148
Accumulation unit value:
Beginning of period	$10.03	$17.16	$19.66	$18.42	$17.34	$15.80	$10.95	12.27.
End of period	$10.25	$10.03	$17.16	$19.66	$18.42	$17.34	$15.80	$10.95
Accumulation units outstanding
at the end of period	-	2,632	2,700	4,335	14,710	26,344	20,189	6,071

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division139
Accumulation unit value:
Beginning of period	$8.97	$14.15	$14.83	$12.95	$12.74	$11.13	$7.83	$9.45
End of period	$11.14	$8.97	$14.15	$14.83	$12.95	$12.74	$11.13	$7.83
Accumulation units outstanding
at the end of period	-	-	-	-	1,050	6,173	2,292	2,245

JNL/MCM Technology Sector
Division679
Accumulation unit value:
Beginning of period	$3.53	$6.39	$5.73	$5.37	$5.38	$4.84	N/A	N/A
End of period	$5.63	$3.53	$6.39	$5.73	$5.37	$5.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	406	-	N/A	N/A

JNL/MCM Value Line 30 Division708

Accumulation unit value:
Beginning of period	$8.85	$17.27	$14.83	$15.43	$11.40	$10.79	N/A	N/A
End of period	$9.89	$8.85	$17.27	$14.83	$15.43	$11.40	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,029	1,934	N/A	N/A

JNL/MCM VIP Division725

Accumulation unit value:
Beginning of period	$7.78	$13.96	$12.93	$11.82	$11.05	$10.89	N/A	N/A
End of period	$9.41	$7.78	$13.96	$12.93	$11.82	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	998	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division149
Accumulation unit value:
Beginning of period	$8.21	$14.24	$13.74	$12.05	$10.87	$10.63	$6.90	$7.98
End of period	$11.16	$8.21	$14.24	$13.74	$12.05	$10.87	$10.63	$6.90
Accumulation units outstanding
at the end of period	-	-	-	-	3,667	6,148	6,286	2,813

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division101
Accumulation unit value:
Beginning of period	$13.42	$13.71	$12.99	$12.88	$12.91	$12.68	$12.42	$11.95
End of period	$15.10	$13.42	$13.71	$12.99	$12.88	$12.91	$12.68	$12.42
Accumulation units outstanding
at the end of period	-	-	-	-	32,281	51,933	56,249	15,350

JNL/PPM America Core
Equity Division358
Accumulation unit value:
Beginning of period	$11.14	$19.21	$21.25	$19.16	$18.08	$16.40	$14.46	N/A
End of period	$13.77	$11.14	$19.21	$21.25	$19.16	$18.08	$16.40	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	591	1,494	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.40	$12.45	$12.92	$11.99	$12.09	$11.79	N/A	N/A
End of period	$11.99	$8.40	$12.45	$12.92	$11.99	$12.09	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,871	16,079	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division149
Accumulation unit value:
Beginning of period	$9.47	$18.40	$20.00	$18.15	$17.75	$16.59	$13.66	$14.75
End of period	$13.34	$9.47	$18.40	$20.00	$18.15	$17.75	$16.59	$13.66
Accumulation units outstanding
at the end of period	-	-	-	-	332	1,567	2,420	1,248

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.61	$5.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.13	$6.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,457	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division331
Accumulation unit value:
Beginning of period	$8.82	$14.88	$13.98	$12.41	$11.73	$10.69	$8.99	N/A
End of period	$11.27	$8.82	$14.88	$13.98	$12.41	$11.73	$10.69	N/A
Accumulation units outstanding
at the end of period	-	1,090	1,093	1,095	11,851	47,793	22,875	N/A

JNL/S&P Managed Conservative
Division789
Accumulation unit value:
Beginning of period	$9.53	$11.33	$10.94	$10.40	$10.18	N/A	N/A	N/A
End of period	$10.54	$9.53	$11.33	$10.94	$10.40	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division117
Accumulation unit value:
Beginning of period	$9.30	$14.76	$13.93	$12.51	$11.95	$11.00	$9.27	$10.75
End of period	$11.61	$9.30	$14.76	$13.93	$12.51	$11.95	$11.00	$9.27
Accumulation units outstanding
at the end of period	-	-	-	-	1,414	43,317	38,068	7,367

JNL/S&P Managed Moderate
Division694
Accumulation unit value:
Beginning of period	$9.30	$12.12	$11.54	$10.72	$10.48	$10.02	N/A	N/A
End of period	$10.76	$9.30	$12.12	$11.54	$10.72	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division188
Accumulation unit value:
Beginning of period	$9.91	$14.02	$13.24	$12.10	$11.67	$10.92	$9.52	$9.43
End of period	$11.92	$9.91	$14.02	$13.24	$12.10	$11.67	$10.92	$9.52
Accumulation units outstanding
at the end of period	-	-	-	-	80,944	91,653	92,261	5,080

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division101

Accumulation unit value:
Beginning of period	$19.00	$24.58	$23.46	$21.17	$20.63	$19.08	$16.10	$17.36
End of period	$22.16	$19.00	$24.58	$23.46	$21.17	$20.63	$19.08	$16.10
Accumulation units outstanding
at the end of period	-	-	-	-	4,591	8,733	9,050	2,099

JNL/Select Money Market
Division101
Accumulation unit value:
Beginning of period	$11.36	$11.41	$11.17	$10.96	$10.95	$11.15	$11.38	$11.50
End of period	$11.09	$11.36	$11.41	$11.17	$10.96	$10.95	$11.15	$11.38
Accumulation units outstanding
at the end of period	-	-	-	-	-	10,635	5,224	5,001

JNL/Select Value Division339

Accumulation unit value:
Beginning of period	$13.60	$20.94	$19.92	$16.90	$16.02	$14.32	$12.22	N/A
End of period	$16.44	$13.60	$20.94	$19.92	$16.90	$16.02	$14.32	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,449	4,971	704	N/A

JNL/T.Rowe Price Established
Growth Division101
Accumulation unit value:
Beginning of period	$15.83	$28.41	$26.47	$23.88	$23.09	$21.56	$16.94	$21.30
End of period	$22.14	$15.83	$28.41	$26.47	$23.88	$23.09	$21.56	$16.94
Accumulation units outstanding
at the end of period	-	-	-	-	2,845	4,184	4,401	1,055

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division175
Accumulation unit value:
Beginning of period	$22.94	$39.65	$34.70	$33.33	$29.96	$26.04	$19.28	$20.51
End of period	$32.83	$22.94	$39.65	$34.70	$33.33	$29.96	$26.04	$19.28
Accumulation units outstanding
at the end of period	-	-	-	-	893	3,101	4,879	1,495

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division101
Accumulation unit value:
Beginning of period	$8.66	$14.92	$15.18	$12.97	$12.53	$11.16	$8.82	$11.06
End of period	$11.57	$8.66	$14.92	$15.18	$12.97	$12.53	$11.16	$8.82
Accumulation units outstanding
at the end of period	-	-	-	-	4,099	16,716	17,211	8,983

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division846
Accumulation unit value:
Beginning of period	$7.93	$12.65	$15.28	$11.50	$10.62	N/A	N/A	N/A
End of period	$10.24	$7.93	$12.65	$15.28	$11.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,705	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division569
Accumulation unit value:
Beginning of period	$9.52	$16.55	$15.47	$12.95	$12.01	$10.49	N/A	N/A
End of period	$12.71	$9.52	$16.55	$15.47	$12.95	$12.01	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Large Cap Growth
Division568
Accumulation unit value:
Beginning of period	$8.10	$13.33	$11.82	$11.25	$10.77	$10.16	N/A	N/A
End of period	$9.81	$8.10	$13.33	$11.82	$11.25	$10.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Small Cap Growth
Division568
Accumulation unit value:
Beginning of period	$8.62	$14.68	$13.53	$12.13	$11.48	$10.84	N/A	N/A
End of period	$11.33	$8.62	$14.68	$13.53	$12.13	$11.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division568
Accumulation unit value:
Beginning of period	$8.20	$11.74	$11.16	$10.34	$9.64	$8.96	N/A	N/A
End of period	$9.79	$8.20	$11.74	$11.16	$10.34	$9.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division716
Accumulation unit value:
Beginning of period	$14.93	$26.64	$22.67	$20.53	$20.67	$20.54	N/A	N/A
End of period	$20.11	$14.93	$26.64	$22.67	$20.53	$20.67	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division708
Accumulation unit value:
Beginning of period	$14.89	$25.85	$24.18	$23.72	$23.26	$22.49	N/A	N/A
End of period	$19.56	$14.89	$25.85	$24.18	$23.72	$23.26	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division708

Accumulation unit value:
Beginning of period	$9.99	$16.81	$17.16	$15.67	$15.56	$15.15	N/A	N/A
End of period	$13.02	$9.99	$16.81	$17.16	$15.67	$15.56	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity
Division556
Accumulation unit value:
Beginning of period	$13.60	$22.62	$20.71	$17.70	$17.72	$16.42	N/A	N/A
End of period	$17.95	$13.60	$22.62	$20.71	$17.70	$17.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1069
Accumulation unit value:
Beginning of period	$7.33	$10.71	$10.79	$9.94	N/A	N/A	N/A	N/A
End of period	$9.49	$7.33	$10.71	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division886
Accumulation unit value:
Beginning of period	$7.41	$11.37	$12.44	$10.84	$10.79	N/A	N/A	N/A
End of period	$9.64	$7.41	$11.37	$12.44	$10.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division569
Accumulation unit value:
Beginning of period	$16.31	$17.65	$16.93	$16.60	$16.60	$15.75	N/A	N/A
End of period	$18.14	$16.31	$17.65	$16.93	$16.60	$16.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division846
Accumulation unit value:
Beginning of period	$7.87	$12.64	$12.62	$11.20	$10.53	N/A	N/A	N/A
End of period	$10.17	$7.87	$12.64	$12.62	$11.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division569
Accumulation unit value:
Beginning of period	$8.45	$15.63	$14.32	$11.14	$9.64	$8.27	N/A	N/A
End of period	$10.72	$8.45	$15.63	$14.32	$11.14	$9.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan MidCap
Growth Division802
Accumulation unit value:
Beginning of period	$12.03	$22.23	$21.14	$19.36	$17.71	N/A	N/A	N/A
End of period	$16.76	$12.03	$22.23	$21.14	$19.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division608
Accumulation unit value:
Beginning of period	$14.98	$14.44	$13.93	$13.84	$13.88	$13.44	N/A	N/A
End of period	$15.14	$14.98	$14.44	$13.93	$13.84	$13.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division490
Accumulation unit value:
Beginning of period	$10.61	$17.84	$18.80	$16.84	$15.88	$13.18	N/A	N/A
End of period	$14.43	$10.61	$17.84	$18.80	$16.84	$15.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	230	N/A	N/A

JNL/Lazard Small Cap
Equity Division490
Accumulation unit value:
Beginning of period	$8.50	$14.20	$15.65	$13.75	$13.48	$12.31	N/A	N/A
End of period	$8.00	$8.50	$14.20	$15.65	$13.75	$13.48	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	246	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division556

Accumulation unit value:
Beginning of period	$6.95	$11.01	$11.63	$10.64	$11.24	$9.84	N/A	N/A
End of period	$10.35	$6.95	$11.01	$11.63	$10.64	$11.24	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,512	-	N/A	N/A

JNL/MCM Bond Index Division705

Accumulation unit value:
Beginning of period	$11.26	$11.15	$10.75	$10.64	$10.73	$10.71	N/A	N/A
End of period	$11.60	$11.26	$11.15	$10.75	$10.64	$10.73	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division918
Accumulation unit value:
Beginning of period	$3.33	$5.67	$5.58	$4.20	$4.12	N/A	N/A	N/A
End of period	$4.08	$3.33	$5.67	$5.58	$4.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division881
Accumulation unit value:
Beginning of period	$6.45	$9.64	$10.74	$9.72	$10.19	N/A	N/A	N/A
End of period	$8.37	$6.45	$9.64	$10.74	$9.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division556

Accumulation unit value:
Beginning of period	$5.41	$10.30	$10.46	$8.29	$9.02	$8.81	N/A	N/A
End of period	$6.11	$5.41	$10.30	$10.46	$8.29	$9.02	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,103	-	N/A	N/A

JNL/MCM Dow Dividend Division999

Accumulation unit value:
Beginning of period	$5.06	$10.26	$11.70	$10.03	N/A	N/A	N/A	N/A
End of period	$5.93	$5.06	$10.26	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,120	3,102	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division490
Accumulation unit value:
Beginning of period	$5.51	$9.09	$9.00	$7.90	$7.78	$7.27	N/A	N/A
End of period	$5.12	$5.51	$9.09	$9.00	$7.90	$7.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	416	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division897
Accumulation unit value:
Beginning of period	$5.27	$10.96	$13.61	$11.77	$11.15	N/A	N/A	N/A
End of period	$6.09	$5.27	$10.96	$13.61	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division556

Accumulation unit value:
Beginning of period	$8.81	$17.55	$16.22	$11.88	$11.06	$9.77	N/A	N/A
End of period	$11.24	$8.81	$17.55	$16.22	$11.88	$11.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,548	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division720
Accumulation unit value:
Beginning of period	$8.61	$11.51	$10.98	$10.61	$10.11	$9.64	N/A	N/A
End of period	$10.15	$8.61	$11.51	$10.98	$10.61	$10.11	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division490
Accumulation unit value:
Beginning of period	$10.60	$19.07	$17.73	$14.49	$13.12	$11.47	N/A	N/A
End of period	$13.36	$10.60	$19.07	$17.73	$14.49	$13.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	132	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division709

Accumulation unit value:
Beginning of period	$7.51	$13.42	$13.58	$11.73	$10.88	$10.39	N/A	N/A
End of period	$9.09	$7.51	$13.42	$13.58	$11.73	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,765	2,559	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.19	$11.78	$10.52	N/A	N/A	N/A	N/A	N/A
End of period	$8.31	$6.19	$11.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,798	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division724

Accumulation unit value:
Beginning of period	$7.03	$12.34	$10.63	$10.42	$10.80	$10.84	N/A	N/A
End of period	$9.19	$7.03	$12.34	$10.63	$10.42	$10.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division711
Accumulation unit value:
Beginning of period	$20.44	$33.76	$25.61	$21.76	$16.33	$16.60	N/A	N/A
End of period	$23.91	$20.44	$33.76	$25.61	$21.76	$16.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division556

Accumulation unit value:
Beginning of period	$6.41	$13.05	$12.76	$12.51	$9.35	$8.30	N/A	N/A
End of period	$7.48	$6.41	$13.05	$12.76	$12.51	$9.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,993	-	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division490
Accumulation unit value:
Beginning of period	$9.22	$15.16	$14.48	$13.55	$12.41	$11.15	N/A	N/A
End of period	$12.40	$9.22	$15.16	$14.48	$13.55	$12.41	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	272	N/A	N/A

JNL/MCM S&P 500 Index Division490

Accumulation unit value:
Beginning of period	$7.18	$11.82	$11.57	$10.32	$10.15	$9.57	N/A	N/A
End of period	$8.82	$7.18	$11.82	$11.57	$10.32	$10.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	633	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division557
Accumulation unit value:
Beginning of period	$9.98	$17.08	$19.58	$18.36	$17.30	$15.54	N/A	N/A
End of period	$10.20	$9.98	$17.08	$19.58	$18.36	$17.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,634	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division490
Accumulation unit value:
Beginning of period	$8.94	$14.11	$14.79	$12.92	$12.72	$11.46	N/A	N/A
End of period	$11.10	$8.94	$14.11	$14.79	$12.92	$12.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	264	N/A	N/A

JNL/MCM Technology Sector
Division720
Accumulation unit value:
Beginning of period	$3.52	$6.38	$5.71	$5.36	$5.37	$5.36	N/A	N/A
End of period	$5.61	$3.52	$6.38	$5.71	$5.36	$5.37	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division751

Accumulation unit value:
Beginning of period	$8.83	$17.24	$14.81	$15.42	$11.22	N/A	N/A	N/A
End of period	$9.87	$8.83	$17.24	$14.81	$15.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,405	3,914	-	N/A	N/A	N/A

JNL/MCM VIP Division720

Accumulation unit value:
Beginning of period	$7.77	$13.94	$12.92	$11.82	$11.05	$10.65	N/A	N/A
End of period	$9.38	$7.77	$13.94	$12.92	$11.82	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,584	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division490
Accumulation unit value:
Beginning of period	$8.18	$14.19	$13.70	$12.02	$10.85	$9.61	N/A	N/A
End of period	$11.11	$8.18	$14.19	$13.70	$12.02	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	157	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division569
Accumulation unit value:
Beginning of period	$13.34	$13.64	$12.94	$12.83	$12.87	$12.54	N/A	N/A
End of period	$15.01	$13.34	$13.64	$12.94	$12.83	$12.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A
JNL/PPM America Core
Equity Division1039
Accumulation unit value:
Beginning of period	$11.07	$19.09	$21.12	$19.63	N/A	N/A	N/A	N/A
End of period	$13.67	$11.07	$19.09	$21.12	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.36	$12.39	$12.86	$11.94	$12.05	$11.75	N/A	N/A
End of period	$11.92	$8.36	$12.39	$12.86	$11.94	$12.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	523	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division729
Accumulation unit value:
Beginning of period	$8.77	$14.80	$13.92	$12.36	$11.69	$11.50	N/A	N/A
End of period	$11.20	$8.77	$14.80	$13.92	$12.36	$11.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Conservative
Division729
Accumulation unit value:
Beginning of period	$9.51	$11.31	$10.92	$10.40	$10.29	$10.23	N/A	N/A
End of period	$10.52	$9.51	$11.31	$10.92	$10.40	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division729
Accumulation unit value:
Beginning of period	$9.25	$14.68	$13.86	$12.47	$11.91	$11.72	N/A	N/A
End of period	$11.54	$9.25	$14.68	$13.86	$12.47	$11.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Division729
Accumulation unit value:
Beginning of period	$9.28	$12.10	$11.53	$10.72	$10.47	$10.37	N/A	N/A
End of period	$10.73	$9.28	$12.10	$11.53	$10.72	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division139
Accumulation unit value:
Beginning of period	$9.85	$13.95	$13.18	$12.06	$11.63	$10.89	$9.49	$9.96
End of period	$11.85	$9.85	$13.95	$13.18	$12.06	$11.63	$10.89	$9.49
Accumulation units outstanding
at the end of period	-	-	-	-	-	7,169	7,169	7,169

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division608

Accumulation unit value:
Beginning of period	$18.85	$24.41	$23.31	$21.05	$20.51	$19.19	N/A	N/A
End of period	$21.99	$18.85	$24.41	$23.31	$21.05	$20.51	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Select Money Market
Division798
Accumulation unit value:
Beginning of period	$11.29	$11.33	$11.11	$10.91	$10.88	N/A	N/A	N/A
End of period	$11.01	$11.29	$11.33	$11.11	$10.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division834

Accumulation unit value:
Beginning of period	$13.56	$20.88	$19.87	$16.87	$15.96	N/A	N/A	N/A
End of period	$16.38	$13.56	$20.88	$19.87	$16.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division569
Accumulation unit value:
Beginning of period	$15.72	$28.22	$26.31	$23.75	$22.97	$21.15	N/A	N/A
End of period	$21.97	$15.72	$28.22	$26.31	$23.75	$22.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division569
Accumulation unit value:
Beginning of period	$22.78	$39.40	$34.50	$33.15	$29.82	$26.21	N/A	N/A
End of period	$32.59	$22.78	$39.40	$34.50	$33.15	$29.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division569
Accumulation unit value:
Beginning of period	$8.62	$14.85	$15.12	$12.93	$12.50	$11.15	N/A	N/A
End of period	$11.51	$8.62	$14.85	$15.12	$12.93	$12.50	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division854
Accumulation unit value:
Beginning of period	$7.91	$12.64	$15.27	$11.50	$10.73	N/A	N/A	N/A
End of period	$10.21	$7.91	$12.64	$15.27	$11.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division304
Accumulation unit value:
Beginning of period	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	$8.03	N/A
End of period	$12.62	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	2,955	N/A

JNL/AIM Large Cap Growth
Division351
Accumulation unit value:
Beginning of period	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	$9.16	N/A
End of period	$9.77	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	260	260	5,253	N/A

JNL/AIM Small Cap Growth
Division364
Accumulation unit value:
Beginning of period	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	$9.95	N/A
End of period	$11.28	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	13,417	13,200	17,495	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division351
Accumulation unit value:
Beginning of period	$8.17	$11.69	$11.12	$10.31	$9.62	$9.02	$8.72	N/A
End of period	$9.74	$8.17	$11.69	$11.12	$10.31	$9.62	$9.02	N/A
Accumulation units outstanding
at the end of period	-	-	-	275	1,803	11,654	6,498	N/A

JNL/Capital Guardian
Global Diversified Research Division852
Accumulation unit value:
Beginning of period	$14.83	$26.47	$22.54	$20.42	$19.12	N/A	N/A	N/A
End of period	$19.96	$14.83	$26.47	$22.54	$20.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division351
Accumulation unit value:
Beginning of period	$14.79	$25.69	$24.04	$23.60	$23.15	$21.29	$18.98	N/A
End of period	$19.42	$14.79	$25.69	$24.04	$23.60	$23.15	$21.29	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,681	3,175	213	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division351

Accumulation unit value:
Beginning of period	$9.93	$16.72	$17.07	$15.60	$15.50	$14.97	$13.88	N/A
End of period	$12.94	$9.93	$16.72	$17.07	$15.60	$15.50	$14.97	N/A
Accumulation units outstanding
at the end of period	-	-	-	168	1,930	5,144	4,211	N/A

JNL/Eagle SmallCap Equity
Division304
Accumulation unit value:
Beginning of period	$13.52	$22.49	$20.61	$17.62	$17.65	$15.25	$10.59	N/A
End of period	$17.83	$13.52	$22.49	$20.61	$17.62	$17.65	$15.25	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,721	4,962	2,178	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1150
Accumulation unit value:
Beginning of period	$7.32	$10.70	$10.79	$10.24	N/A	N/A	N/A	N/A
End of period	$9.48	$7.32	$10.70	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division1130
Accumulation unit value:
Beginning of period	$7.39	$11.36	$12.42	$11.07	N/A	N/A	N/A	N/A
End of period	$9.62	$7.39	$11.36	$12.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division317
Accumulation unit value:
Beginning of period	$16.19	$17.53	$16.83	$16.50	$16.51	$15.86	$15.19	N/A
End of period	$18.00	$16.19	$17.53	$16.83	$16.50	$16.51	$15.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	109	3,729	3,090	2,279	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division1041
Accumulation unit value:
Beginning of period	$7.86	$12.63	$12.61	$11.84	N/A	N/A	N/A	N/A
End of period	$10.15	$7.86	$12.63	$12.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division357
Accumulation unit value:
Beginning of period	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	$6.41	N/A
End of period	$10.65	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	14,837	19,647	7,379	N/A

JNL/JPMorgan MidCap
Growth Division357
Accumulation unit value:
Beginning of period	$11.95	$22.09	$21.02	$19.26	$18.62	$16.21	$14.19	N/A
End of period	$16.64	$11.95	$22.09	$21.02	$19.26	$18.62	$16.21	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	331	331	285	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division338
Accumulation unit value:
Beginning of period	$14.88	$14.34	$13.85	$13.77	$13.81	$13.66	$14.30	N/A
End of period	$15.03	$14.88	$14.34	$13.85	$13.77	$13.81	$13.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	268	813	545	303	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division317
Accumulation unit value:
Beginning of period	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	$10.47	N/A
End of period	$14.35	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	7,731	9,337	8,467	N/A

JNL/Lazard Small Cap
Equity Division317
Accumulation unit value:
Beginning of period	$8.46	$14.13	$15.58	$13.69	$13.44	$11.96	$8.96	N/A
End of period	$7.96	$8.46	$14.13	$15.58	$13.69	$13.44	$11.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	7,803	9,020	8,659	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division349

Accumulation unit value:
Beginning of period	$6.92	$10.96	$11.59	$10.60	$11.21	$9.45	$7.73	N/A
End of period	$10.30	$6.92	$10.96	$11.59	$10.60	$11.21	$9.45	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	27,185	42,983	34,213	N/A

JNL/MCM Bond Index Division317

Accumulation unit value:
Beginning of period	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	$10.65	N/A
End of period	$11.56	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	5,745	6,289	3,874	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division631
Accumulation unit value:
Beginning of period	$3.32	$5.64	$5.56	$4.19	$4.26	$3.92	N/A	N/A
End of period	$4.06	$3.32	$5.64	$5.56	$4.19	$4.26	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	7,437	20,843	N/A	N/A

JNL/MCM Consumer Brands
Sector Division627
Accumulation unit value:
Beginning of period	$6.42	$9.60	$10.70	$9.69	$10.19	$8.98	N/A	N/A
End of period	$8.33	$6.42	$9.60	$10.70	$9.69	$10.19	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division317

Accumulation unit value:
Beginning of period	$5.39	$10.25	$10.42	$8.26	$8.99	$8.98	$6.98	N/A
End of period	$6.08	$5.39	$10.25	$10.42	$8.26	$8.99	$8.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	49,441	52,135	42,090	N/A

JNL/MCM Dow Dividend Division1090

Accumulation unit value:
Beginning of period	$5.05	$10.25	$11.69	$10.14	N/A	N/A	N/A	N/A
End of period	$5.92	$5.05	$10.25	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,372	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division391
Accumulation unit value:
Beginning of period	$5.48	$9.05	$8.96	$7.88	$7.76	$7.14	$6.34	N/A
End of period	$5.10	$5.48	$9.05	$8.96	$7.88	$7.76	$7.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	371	372	53,877	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division553
Accumulation unit value:
Beginning of period	$5.24	$10.91	$13.56	$11.73	$11.35	$10.70	N/A	N/A
End of period	$6.06	$5.24	$10.91	$13.56	$11.73	$11.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	999	4,474	10,115	N/A	N/A

JNL/MCM Global 15 Division349

Accumulation unit value:
Beginning of period	$8.76	$17.48	$16.16	$11.84	$11.03	$8.84	$7.67	N/A
End of period	$11.19	$8.76	$17.48	$16.16	$11.84	$11.03	$8.84	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,680	29,189	36,267	29,844	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division510
Accumulation unit value:
Beginning of period	$8.57	$11.46	$10.94	$10.57	$10.09	$10.41	N/A	N/A
End of period	$10.10	$8.57	$11.46	$10.94	$10.57	$10.09	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,538	5,605	11,942	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division381
Accumulation unit value:
Beginning of period	$10.57	$19.01	$17.69	$14.46	$13.11	$11.26	$9.22	N/A
End of period	$13.31	$10.57	$19.01	$17.69	$14.46	$13.11	$11.26	N/A
Accumulation units outstanding
at the end of period	-	-	-	724	997	1,499	1,479	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division767

Accumulation unit value:
Beginning of period	$7.50	$13.40	$13.56	$11.72	$10.90	N/A	N/A	N/A
End of period	$9.06	$7.50	$13.40	$13.56	$11.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	27,781	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division852

Accumulation unit value:
Beginning of period	$7.01	$12.32	$10.62	$10.41	$9.93	N/A	N/A	N/A
End of period	$9.16	$7.01	$12.32	$10.62	$10.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,283	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division510
Accumulation unit value:
Beginning of period	$20.35	$33.63	$25.53	$21.70	$16.29	$12.52	N/A	N/A
End of period	$23.80	$20.35	$33.63	$25.53	$21.70	$16.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	677	10,525	11,337	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division349

Accumulation unit value:
Beginning of period	$6.38	$13.00	$12.71	$12.47	$9.33	$8.14	$7.73	N/A
End of period	$7.44	$6.38	$13.00	$12.71	$12.47	$9.33	$8.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,911	41,551	42,211	36,115	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division381
Accumulation unit value:
Beginning of period	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	$9.47	N/A
End of period	$12.35	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,369	1,551	1,451	N/A

JNL/MCM S&P 500 Index Division386

Accumulation unit value:
Beginning of period	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	$7.55	N/A
End of period	$8.78	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,839	5,879	5,792	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division349
Accumulation unit value:
Beginning of period	$9.93	$17.01	$19.51	$18.30	$17.25	$15.73	$13.01	N/A
End of period	$10.14	$9.93	$17.01	$19.51	$18.30	$17.25	$15.73	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	14,382	21,135	21,391	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division381
Accumulation unit value:
Beginning of period	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	$9.42	N/A
End of period	$11.06	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,202	3,265	1,444	N/A

JNL/MCM Technology Sector
Division983
Accumulation unit value:
Beginning of period	$3.50	$6.35	$5.69	$5.35	$5.35	N/A	N/A	N/A
End of period	$5.58	$3.50	$6.35	$5.69	$5.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division740

Accumulation unit value:
Beginning of period	$8.81	$17.22	$14.80	$15.41	$11.07	N/A	N/A	N/A
End of period	$9.84	$8.81	$17.22	$14.80	$15.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,193	14,326	N/A	N/A	N/A

JNL/MCM VIP Division722

Accumulation unit value:
Beginning of period	$7.75	$13.91	$12.90	$11.81	$11.05	$10.73	N/A	N/A
End of period	$9.36	$7.75	$13.91	$12.90	$11.81	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	10,913	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division317
Accumulation unit value:
Beginning of period	$8.15	$14.15	$13.66	$12.00	$10.83	$9.43	$6.72	N/A
End of period	$11.06	$8.15	$14.15	$13.66	$12.00	$10.83	$9.43	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	16,145	22,294	22,049	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division304
Accumulation unit value:
Beginning of period	$13.27	$13.57	$12.88	$12.78	$12.82	$12.61	$12.49	N/A
End of period	$14.92	$13.27	$13.57	$12.88	$12.78	$12.82	$12.61	N/A
Accumulation units outstanding
at the end of period	-	-	-	388	6,781	5,887	9,608	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.31	$12.33	$12.80	$11.90	$12.01	$11.71	N/A	N/A
End of period	$11.85	$8.31	$12.33	$12.80	$11.90	$12.01	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	195	17,851	20,997	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division351
Accumulation unit value:
Beginning of period	$9.34	$18.17	$19.77	$17.96	$17.58	$16.44	$15.29	N/A
End of period	$13.15	$9.34	$18.17	$19.77	$17.96	$17.58	$16.44	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	120	120	72	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division294
Accumulation unit value:
Beginning of period	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	$8.38	N/A
End of period	$11.14	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	51,253	66,375	24,072	N/A

JNL/S&P Managed Conservative
Division739
Accumulation unit value:
Beginning of period	$9.49	$11.29	$10.91	$10.39	$10.21	N/A	N/A	N/A
End of period	$10.49	$9.49	$11.29	$10.91	$10.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	7,243	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division294
Accumulation unit value:
Beginning of period	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	$9.03	N/A
End of period	$11.47	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,478	50,569	62,917	51,012	N/A

JNL/S&P Managed Moderate
Division887
Accumulation unit value:
Beginning of period	$9.26	$12.08	$11.51	$10.71	$10.48	N/A	N/A	N/A
End of period	$10.70	$9.26	$12.08	$11.51	$10.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division294
Accumulation unit value:
Beginning of period	$9.80	$13.88	$13.12	$12.01	$11.59	$10.86	$9.33	N/A
End of period	$11.78	$9.80	$13.88	$13.12	$12.01	$11.59	$10.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	57,394	60,552	57,764	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division351

Accumulation unit value:
Beginning of period	$18.73	$24.26	$23.18	$20.94	$20.42	$18.91	$17.67	N/A
End of period	$21.83	$18.73	$24.26	$23.18	$20.94	$20.42	$18.91	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,850	12,535	10,757	5,625	N/A

JNL/Select Money Market
Division317
Accumulation unit value:
Beginning of period	$11.21	$11.26	$11.04	$10.85	$10.85	$11.05	$11.22	N/A
End of period	$10.93	$11.21	$11.26	$11.04	$10.85	$10.85	$11.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	852	1,189	2,566	3,817	N/A

JNL/Select Value Division357

Accumulation unit value:
Beginning of period	$13.52	$20.83	$19.83	$16.84	$15.99	$14.30	$12.31	N/A
End of period	$16.32	$13.52	$20.83	$19.83	$16.84	$15.99	$14.30	N/A
Accumulation units outstanding
at the end of period	-	-	-	933	4,908	4,908	9,775	N/A

JNL/T.Rowe Price Established
Growth Division347
Accumulation unit value:
Beginning of period	$15.61	$28.04	$26.16	$23.62	$22.86	$21.36	$19.28	N/A
End of period	$21.81	$15.61	$28.04	$26.16	$23.62	$22.86	$21.36	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,090	5,484	6,591	3,578	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division313
Accumulation unit value:
Beginning of period	$22.63	$39.15	$34.30	$32.98	$29.68	$25.82	$19.00	N/A
End of period	$32.36	$22.63	$39.15	$34.30	$32.98	$29.68	$25.82	N/A
Accumulation units outstanding
at the end of period	-	-	-	556	6,199	2,988	-	N/A

JNL/T.Rowe Price Short-Term
Bond Division1087
Accumulation unit value:
Beginning of period	$9.47	$10.34	$10.13	$9.99	N/A	N/A	N/A	N/A
End of period	$9.92	$9.47	$10.34	$10.13	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division338
Accumulation unit value:
Beginning of period	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	$9.38	N/A
End of period	$11.45	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	225	704	12,147	61,383	N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division885
Accumulation unit value:
Beginning of period	$7.90	$12.62	$15.26	$11.49	$11.39	N/A	N/A	N/A
End of period	$10.19	$7.90	$12.62	$15.26	$11.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division885
Accumulation unit value:
Beginning of period	$8.04	$13.25	$11.76	$11.20	$10.72	N/A	N/A	N/A
End of period	$9.73	$8.04	$13.25	$11.76	$11.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division709
Accumulation unit value:
Beginning of period	$8.56	$14.59	$13.46	$12.08	$11.45	$10.94	N/A	N/A
End of period	$11.23	$8.56	$14.59	$13.46	$12.08	$11.45	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,904	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division842
Accumulation unit value:
Beginning of period	$8.13	$11.65	$11.09	$10.28	$9.62	N/A	N/A	N/A
End of period	$9.69	$8.13	$11.65	$11.09	$10.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division885

Accumulation unit value:
Beginning of period	$9.86	$16.62	$16.98	$15.53	$15.32	N/A	N/A	N/A
End of period	$12.85	$9.86	$16.62	$16.98	$15.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division800
Accumulation unit value:
Beginning of period	$13.43	$22.36	$20.50	$17.54	$16.61	N/A	N/A	N/A
End of period	$17.71	$13.43	$22.36	$20.50	$17.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division867
Accumulation unit value:
Beginning of period	$7.38	$11.34	$12.41	$10.83	$10.86	N/A	N/A	N/A
End of period	$9.60	$7.38	$11.34	$12.41	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division724
Accumulation unit value:
Beginning of period	$16.08	$17.42	$16.73	$16.42	$16.43	$16.39	N/A	N/A
End of period	$17.87	$16.08	$17.42	$16.73	$16.42	$16.43	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division881
Accumulation unit value:
Beginning of period	$7.84	$12.61	$12.60	$11.19	$11.16	N/A	N/A	N/A
End of period	$10.13	$7.84	$12.61	$12.60	$11.19	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division800
Accumulation unit value:
Beginning of period	$8.36	$15.47	$14.20	$11.05	$9.41	N/A	N/A	N/A
End of period	$10.59	$8.36	$15.47	$14.20	$11.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division800
Accumulation unit value:
Beginning of period	$11.87	$21.95	$20.89	$19.15	$17.43	N/A	N/A	N/A
End of period	$16.52	$11.87	$21.95	$20.89	$19.15	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division553
Accumulation unit value:
Beginning of period	$14.78	$14.25	$13.77	$13.70	$13.75	$13.62	N/A	N/A
End of period	$14.92	$14.78	$14.25	$13.77	$13.70	$13.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division553
Accumulation unit value:
Beginning of period	$10.49	$17.66	$18.63	$16.71	$15.78	$14.10	N/A	N/A
End of period	$14.26	$10.49	$17.66	$18.63	$16.71	$15.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Lazard Small Cap
Equity Division553
Accumulation unit value:
Beginning of period	$8.41	$14.07	$15.51	$13.64	$13.39	$12.55	N/A	N/A
End of period	$7.91	$8.41	$14.07	$15.51	$13.64	$13.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division705

Accumulation unit value:
Beginning of period	$6.88	$10.91	$11.54	$10.56	$11.18	$10.72	N/A	N/A
End of period	$10.24	$6.88	$10.91	$11.54	$10.56	$11.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Bond Index Division710

Accumulation unit value:
Beginning of period	$11.18	$11.08	$10.70	$10.60	$10.69	$10.69	N/A	N/A
End of period	$11.51	$11.18	$11.08	$10.70	$10.60	$10.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	192	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1028
Accumulation unit value:
Beginning of period	$3.30	$5.62	$5.53	$4.61	N/A	N/A	N/A	N/A
End of period	$4.03	$3.30	$5.62	$5.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division553

Accumulation unit value:
Beginning of period	$5.36	$10.21	$10.38	$8.23	$8.97	$8.85	N/A	N/A
End of period	$6.05	$5.36	$10.21	$10.38	$8.23	$8.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow Dividend Division1091

Accumulation unit value:
Beginning of period	$5.04	$10.24	$11.69	$10.09	N/A	N/A	N/A	N/A
End of period	$5.91	$5.04	$10.24	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division701
Accumulation unit value:
Beginning of period	$5.46	$9.02	$8.93	$7.85	$7.74	$7.44	N/A	N/A
End of period	$5.07	$5.46	$9.02	$8.93	$7.85	$7.74	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division859
Accumulation unit value:
Beginning of period	$5.22	$10.86	$13.50	$11.69	$10.98	N/A	N/A	N/A
End of period	$6.02	$5.22	$10.86	$13.50	$11.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division705

Accumulation unit value:
Beginning of period	$8.72	$17.40	$16.09	$11.80	$11.00	$10.54	N/A	N/A
End of period	$11.12	$8.72	$17.40	$16.09	$11.80	$11.00	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division859
Accumulation unit value:
Beginning of period	$8.53	$11.41	$10.90	$10.54	$10.44	N/A	N/A	N/A
End of period	$10.04	$8.53	$11.41	$10.90	$10.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division710
Accumulation unit value:
Beginning of period	$10.53	$18.95	$17.64	$14.43	$13.09	$12.39	N/A	N/A
End of period	$13.25	$10.53	$18.95	$17.64	$14.43	$13.09	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	165	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division695

Accumulation unit value:
Beginning of period	$7.48	$13.38	$13.55	$11.71	$10.88	$9.88	N/A	N/A
End of period	$9.04	$7.48	$13.38	$13.55	$11.71	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized
5 Division1099
Accumulation unit value:
Beginning of period	$6.17	$11.76	$10.64	$9.18	N/A	N/A	N/A	N/A
End of period	$8.28	$6.17	$11.76	$10.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division807

Accumulation unit value:
Beginning of period	$7.00	$12.30	$10.61	$10.41	$9.49	N/A	N/A	N/A
End of period	$9.14	$7.00	$12.30	$10.61	$10.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division804
Accumulation unit value:
Beginning of period	$20.25	$33.47	$25.42	$21.62	$18.94	N/A	N/A	N/A
End of period	$23.66	$20.25	$33.47	$25.42	$21.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division705

Accumulation unit value:
Beginning of period	$6.34	$12.94	$12.66	$12.43	$9.30	$8.99	N/A	N/A
End of period	$7.40	$6.34	$12.94	$12.66	$12.43	$9.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division710
Accumulation unit value:
Beginning of period	$9.15	$15.06	$14.41	$13.49	$12.38	$11.82	N/A	N/A
End of period	$12.30	$9.15	$15.06	$14.41	$13.49	$12.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	173	N/A	N/A

JNL/MCM S&P 500 Index Division553

Accumulation unit value:
Beginning of period	$7.13	$11.75	$11.51	$10.28	$10.12	$9.64	N/A	N/A
End of period	$8.75	$7.13	$11.75	$11.51	$10.28	$10.12	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	207	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division705
Accumulation unit value:
Beginning of period	$9.88	$16.93	$19.43	$18.23	$17.20	$16.18	N/A	N/A
End of period	$10.09	$9.88	$16.93	$19.43	$18.23	$17.20	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division710
Accumulation unit value:
Beginning of period	$8.88	$14.02	$14.72	$12.87	$12.68	$12.13	N/A	N/A
End of period	$11.01	$8.88	$14.02	$14.72	$12.87	$12.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	168	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division742

Accumulation unit value:
Beginning of period	$8.79	$17.19	$14.78	$15.40	$11.13	N/A	N/A	N/A
End of period	$9.81	$8.79	$17.19	$14.78	$15.40	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division710

Accumulation unit value:
Beginning of period	$7.74	$13.89	$12.89	$11.80	$11.05	$10.52	N/A	N/A
End of period	$9.33	$7.74	$13.89	$12.89	$11.80	$11.05	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division553
Accumulation unit value:
Beginning of period	$8.12	$14.10	$13.63	$11.97	$10.81	$10.00	N/A	N/A
End of period	$11.01	$8.12	$14.10	$13.63	$11.97	$10.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	2,363	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division553
Accumulation unit value:
Beginning of period	$13.20	$13.51	$12.82	$12.73	$12.78	$12.64	N/A	N/A
End of period	$14.83	$13.20	$13.51	$12.82	$12.73	$12.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division800
Accumulation unit value:
Beginning of period	$8.26	$12.26	$12.74	$11.84	$11.64	N/A	N/A	N/A
End of period	$11.77	$8.26	$12.26	$12.74	$11.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division695
Accumulation unit value:
Beginning of period	$8.68	$14.66	$13.80	$12.26	$11.61	$10.74	N/A	N/A
End of period	$11.07	$8.68	$14.66	$13.80	$12.26	$11.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Conservative
Division690
Accumulation unit value:
Beginning of period	$9.47	$11.28	$10.90	$10.38	$10.28	$9.93	N/A	N/A
End of period	$10.46	$9.47	$11.28	$10.90	$10.38	$10.28	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division752
Accumulation unit value:
Beginning of period	$9.15	$14.54	$13.74	$12.37	$11.34	N/A	N/A	N/A
End of period	$11.40	$9.15	$14.54	$13.74	$12.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Division710
Accumulation unit value:
Beginning of period	$9.24	$12.06	$11.50	$10.70	$10.47	$10.25	N/A	N/A
End of period	$10.67	$9.24	$12.06	$11.50	$10.70	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Growth Division698
Accumulation unit value:
Beginning of period	$9.75	$13.81	$13.06	$11.96	$11.55	$11.09	N/A	N/A
End of period	$11.71	$9.75	$13.81	$13.06	$11.96	$11.55	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division923

Accumulation unit value:
Beginning of period	$18.60	$24.10	$23.04	$20.82	$20.64	N/A	N/A	N/A
End of period	$21.67	$18.60	$24.10	$23.04	$20.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Money Market
Division788
Accumulation unit value:
Beginning of period	$11.13	$11.19	$10.98	$10.79	$10.77	N/A	N/A	N/A
End of period	$10.85	$11.13	$11.19	$10.98	$10.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division885

Accumulation unit value:
Beginning of period	$13.48	$20.77	$19.79	$16.81	$16.61	N/A	N/A	N/A
End of period	$16.26	$13.48	$20.77	$19.79	$16.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/T.Rowe Price Established
Growth Division553
Accumulation unit value:
Beginning of period	$15.50	$27.87	$26.01	$23.50	$22.75	$21.82	N/A	N/A
End of period	$21.65	$15.50	$27.87	$26.01	$23.50	$22.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division553
Accumulation unit value:
Beginning of period	$22.47	$38.90	$34.10	$32.80	$29.53	$26.99	N/A	N/A
End of period	$32.12	$22.47	$38.90	$34.10	$32.80	$29.53	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,664	N/A	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value
Division553
Accumulation unit value:
Beginning of period	$8.54	$14.74	$15.02	$12.85	$12.44	$11.36	N/A	N/A
End of period	$11.40	$8.54	$14.74	$15.02	$12.85	$12.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division854
Accumulation unit value:
Beginning of period	$7.88	$12.60	$15.24	$11.49	$10.73	N/A	N/A	N/A
End of period	$10.16	$7.88	$12.60	$15.24	$11.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division634
Accumulation unit value:
Beginning of period	$9.33	$16.24	$15.21	$12.75	$11.84	$9.97	N/A	N/A
End of period	$12.44	$9.33	$16.24	$15.21	$12.75	$11.84	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Large Cap Growth
Division585
Accumulation unit value:
Beginning of period	$8.01	$13.21	$11.73	$11.18	$10.72	$9.99	N/A	N/A
End of period	$9.69	$8.01	$13.21	$11.73	$11.18	$10.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/AIM Small Cap Growth
Division839
Accumulation unit value:
Beginning of period	$8.53	$14.55	$13.43	$12.06	$11.37	N/A	N/A	N/A
End of period	$11.19	$8.53	$14.55	$13.43	$12.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division354
Accumulation unit value:
Beginning of period	$8.09	$11.60	$11.04	$10.25	$9.57	$8.99	$8.56	N/A
End of period	$9.64	$8.09	$11.60	$11.04	$10.25	$9.57	$8.99	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	55	55	54	N/A

JNL/Capital Guardian
Global Diversified Research Division628
Accumulation unit value:
Beginning of period	$14.63	$26.14	$22.27	$20.21	$20.38	$17.57	N/A	N/A
End of period	$19.67	$14.63	$26.14	$22.27	$20.21	$20.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division353
Accumulation unit value:
Beginning of period	$14.59	$25.37	$23.76	$23.35	$22.93	$21.11	$18.92	N/A
End of period	$19.14	$14.59	$25.37	$23.76	$23.35	$22.93	$21.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	311	318	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division839

Accumulation unit value:
Beginning of period	$9.80	$16.53	$16.89	$15.46	$15.10	N/A	N/A	N/A
End of period	$12.76	$9.80	$16.53	$16.89	$15.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity
Division472
Accumulation unit value:
Beginning of period	$13.35	$22.24	$20.39	$17.46	$17.50	$15.14	$14.38	N/A
End of period	$17.60	$13.35	$22.24	$20.39	$17.46	$17.50	$15.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	240	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division1070
Accumulation unit value:
Beginning of period	$7.30	$10.68	$10.78	$9.95	N/A	N/A	N/A	N/A
End of period	$9.44	$7.30	$10.68	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division950
Accumulation unit value:
Beginning of period	$7.37	$11.33	$12.40	$10.83	$10.63	N/A	N/A	N/A
End of period	$9.58	$7.37	$11.33	$12.40	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division354
Accumulation unit value:
Beginning of period	$15.97	$17.31	$16.63	$16.33	$16.35	$15.72	$15.57	N/A
End of period	$17.74	$15.97	$17.31	$16.63	$16.33	$16.35	$15.72	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	918	859	861	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division950
Accumulation unit value:
Beginning of period	$7.83	$12.59	$12.59	$11.18	$10.81	N/A	N/A	N/A
End of period	$10.10	$7.83	$12.59	$12.59	$11.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division628
Accumulation unit value:
Beginning of period	$8.31	$15.40	$14.14	$11.01	$9.54	$7.93	N/A	N/A
End of period	$10.53	$8.31	$15.40	$14.14	$11.01	$9.54	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan MidCap
Growth Division354
Accumulation unit value:
Beginning of period	$11.78	$21.80	$20.76	$19.04	$18.43	$16.07	$13.94	N/A
End of period	$16.39	$11.78	$21.80	$20.76	$19.04	$18.43	$16.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	30	30	30	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division108
Accumulation unit value:
Beginning of period	$14.68	$14.17	$13.69	$13.63	$13.69	$13.55	$13.76	$12.87
End of period	$14.81	$14.68	$14.17	$13.69	$13.63	$13.69	$13.55	$13.76
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	56	1,672

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division354
Accumulation unit value:
Beginning of period	$10.44	$17.58	$18.55	$16.64	$15.72	$12.96	$11.15	N/A
End of period	$14.18	$10.44	$17.58	$18.55	$16.64	$15.72	$12.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	34	558	313	N/A

JNL/Lazard Small Cap
Equity Division354
Accumulation unit value:
Beginning of period	$8.36	$14.00	$15.44	$13.59	$13.34	$11.89	$9.66	N/A
End of period	$7.87	$8.36	$14.00	$15.44	$13.59	$13.34	$11.89	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,313	1,850	1,551	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division405

Accumulation unit value:
Beginning of period	$6.85	$10.87	$11.50	$10.53	$11.15	$9.40	$8.25	N/A
End of period	$10.19	$6.85	$10.87	$11.50	$10.53	$11.15	$9.40	N/A
Accumulation units outstanding
at the end of period	-	-	-	459	523	1,879	1,356	N/A

JNL/MCM Bond Index Division354

Accumulation unit value:
Beginning of period	$11.15	$11.05	$10.67	$10.59	$10.68	$10.60	$10.83	N/A
End of period	$11.47	$11.15	$11.05	$10.67	$10.59	$10.68	$10.60	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	83	75	72	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1048
Accumulation unit value:
Beginning of period	$3.28	$5.59	$5.51	$4.75	N/A	N/A	N/A	N/A
End of period	$4.01	$3.28	$5.59	$5.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division405

Accumulation unit value:
Beginning of period	$5.34	$10.17	$10.35	$8.21	$8.94	$8.94	$8.17	N/A
End of period	$6.02	$5.34	$10.17	$10.35	$8.21	$8.94	$8.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	515	579	1,949	1,369	N/A

JNL/MCM Dow Dividend Division1192

Accumulation unit value:
Beginning of period	$5.04	$10.23	$11.68	$11.42	N/A	N/A	N/A	N/A
End of period	$5.89	$5.04	$10.23	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division624
Accumulation unit value:
Beginning of period	$5.19	$10.82	$13.46	$11.66	$11.29	$10.04	N/A	N/A
End of period	$5.99	$5.19	$10.82	$13.46	$11.66	$11.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	709	N/A	N/A

JNL/MCM Global 15 Division574

Accumulation unit value:
Beginning of period	$8.68	$17.33	$16.03	$11.76	$10.97	$8.88	N/A	N/A
End of period	$11.07	$8.68	$17.33	$16.03	$11.76	$10.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	470	553	555	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division624
Accumulation unit value:
Beginning of period	$8.49	$11.37	$10.86	$10.51	$10.03	$9.61	N/A	N/A
End of period	$9.99	$8.49	$11.37	$10.86	$10.51	$10.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	371	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division558
Accumulation unit value:
Beginning of period	$10.49	$18.90	$17.60	$14.40	$13.06	$11.48	N/A	N/A
End of period	$13.20	$10.49	$18.90	$17.60	$14.40	$13.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division784

Accumulation unit value:
Beginning of period	$7.47	$13.35	$13.53	$11.71	$11.05	N/A	N/A	N/A
End of period	$9.02	$7.47	$13.35	$13.53	$11.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division885

Accumulation unit value:
Beginning of period	$6.99	$12.28	$10.60	$10.40	$10.27	N/A	N/A	N/A
End of period	$9.11	$6.99	$12.28	$10.60	$10.40	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division628
Accumulation unit value:
Beginning of period	$20.16	$33.34	$25.34	$21.56	$16.20	$14.37	N/A	N/A
End of period	$23.55	$20.16	$33.34	$25.34	$21.56	$16.20	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	41	52	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division405

Accumulation unit value:
Beginning of period	$6.32	$12.89	$12.62	$12.39	$9.28	$8.10	$7.55	N/A
End of period	$7.36	$6.32	$12.89	$12.62	$12.39	$9.28	$8.10	N/A
Accumulation units outstanding
at the end of period	-	-	-	537	641	2,123	1,481	N/A

JNL/MCM S&P 24 Division1216

Accumulation unit value:
Beginning of period	$6.93	$10.58	$10.11	$10.17	N/A	N/A	N/A	N/A
End of period	$8.01	$6.93	$10.58	$10.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division558
Accumulation unit value:
Beginning of period	$9.12	$15.02	$14.37	$13.47	$12.36	$11.30	N/A	N/A
End of period	$12.25	$9.12	$15.02	$14.37	$13.47	$12.36	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P 500 Index Division558

Accumulation unit value:
Beginning of period	$7.11	$11.72	$11.48	$10.26	$10.10	$9.52	N/A	N/A
End of period	$8.71	$7.11	$11.72	$11.48	$10.26	$10.10	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division353
Accumulation unit value:
Beginning of period	$9.84	$16.87	$19.36	$18.18	$17.15	$15.66	$12.72	N/A
End of period	$10.04	$9.84	$16.87	$19.36	$18.18	$17.15	$15.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	294	339	2,050	1,725	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division354
Accumulation unit value:
Beginning of period	$8.85	$13.98	$14.68	$12.84	$12.66	$11.09	$8.85	N/A
End of period	$10.96	$8.85	$13.98	$14.68	$12.84	$12.66	$11.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	44	44	371	N/A

JNL/MCM Technology Sector
Division628
Accumulation unit value:
Beginning of period	$3.47	$6.30	$5.65	$5.31	$5.33	$4.74	N/A	N/A
End of period	$5.53	$3.47	$6.30	$5.65	$5.31	$5.33	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division789

Accumulation unit value:
Beginning of period	$8.77	$17.16	$14.76	$15.39	$12.32	N/A	N/A	N/A
End of period	$9.79	$8.77	$17.16	$14.76	$15.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division813

Accumulation unit value:
Beginning of period	$7.72	$13.87	$12.87	$11.80	$10.59	N/A	N/A	N/A
End of period	$9.31	$7.72	$13.87	$12.87	$11.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division354
Accumulation unit value:
Beginning of period	$8.08	$14.05	$13.58	$11.93	$10.78	$9.40	$7.58	N/A
End of period	$10.96	$8.08	$14.05	$13.58	$11.93	$10.78	$9.40	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	48	836	54	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division108
Accumulation unit value:
Beginning of period	$13.12	$13.43	$12.76	$12.67	$12.73	$12.54	$12.30	$11.83
End of period	$14.74	$13.12	$13.43	$12.76	$12.67	$12.73	$12.54	$12.30
Accumulation units outstanding
at the end of period	-	-	-	-	43	39	38	216

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.22	$12.21	$12.69	$11.80	$11.93	$11.63	N/A	N/A
End of period	$11.71	$8.22	$12.21	$12.69	$11.80	$11.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	46	42	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division354
Accumulation unit value:
Beginning of period	$9.21	$17.93	$19.54	$17.77	$17.41	$16.30	$14.79	N/A
End of period	$12.96	$9.21	$17.93	$19.54	$17.77	$17.41	$16.30	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	51	496	49	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division472
Accumulation unit value:
Beginning of period	$8.63	$14.58	$13.73	$12.21	$11.57	$10.57	$10.14	N/A
End of period	$11.01	$8.63	$14.58	$13.73	$12.21	$11.57	$10.57	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	689	1,702	N/A

JNL/S&P Managed Conservative
Division789
Accumulation unit value:
Beginning of period	$9.45	$11.26	$10.89	$10.38	$10.17	N/A	N/A	N/A
End of period	$10.43	$9.45	$11.26	$10.89	$10.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division585
Accumulation unit value:
Beginning of period	$9.10	$14.47	$13.69	$12.32	$11.79	$10.67	N/A	N/A
End of period	$11.34	$9.10	$14.47	$13.69	$12.32	$11.79	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Division789
Accumulation unit value:
Beginning of period	$9.22	$12.04	$11.49	$10.70	$10.33	N/A	N/A	N/A
End of period	$10.65	$9.22	$12.04	$11.49	$10.70	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division383
Accumulation unit value:
Beginning of period	$9.70	$13.75	$13.01	$11.92	$11.51	$10.80	$9.85	N/A
End of period	$11.65	$9.70	$13.75	$13.01	$11.92	$11.51	$10.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,313	1,570	1,238	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division108

Accumulation unit value:
Beginning of period	$18.47	$23.95	$22.91	$20.71	$20.22	$18.74	$15.85	$17.18
End of period	$21.51	$18.47	$23.95	$22.91	$20.71	$20.22	$18.74	$15.85
Accumulation units outstanding
at the end of period	-	-	-	-	806	1,205	1,228	-

JNL/Select Money Market
Division784
Accumulation unit value:
Beginning of period	$11.06	$11.12	$10.92	$10.73	$10.72	N/A	N/A	N/A
End of period	$10.77	$11.06	$11.12	$10.92	$10.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division628

Accumulation unit value:
Beginning of period	$13.43	$20.72	$19.75	$16.79	$15.95	$14.37	N/A	N/A
End of period	$16.20	$13.43	$20.72	$19.75	$16.79	$15.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Established
Growth Division354
Accumulation unit value:
Beginning of period	$15.38	$27.67	$25.83	$23.35	$22.62	$21.19	$18.83	N/A
End of period	$21.48	$15.38	$27.67	$25.83	$23.35	$22.62	$21.19	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	24	24	23	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division353
Accumulation unit value:
Beginning of period	$22.32	$38.66	$33.90	$32.63	$29.39	$25.60	$22.38	N/A
End of period	$31.89	$22.32	$38.66	$33.90	$32.63	$29.39	$25.60	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	18	566	755	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division354
Accumulation unit value:
Beginning of period	$8.51	$14.69	$14.97	$12.82	$12.41	$11.07	$9.48	N/A
End of period	$11.34	$8.51	$14.69	$14.97	$12.82	$12.41	$11.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	44	1,322	375	N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division854
Accumulation unit value:
Beginning of period	$7.87	$12.59	$15.23	$11.48	$10.73	N/A	N/A	N/A
End of period	$10.14	$7.87	$12.59	$15.23	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	462	N/A	N/A	N/A

JNL/AIM International
Growth Division320
Accumulation unit value:
Beginning of period	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	$8.32	N/A
End of period	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	897	900	900	N/A

JNL/AIM Large Cap Growth
Division320
Accumulation unit value:
Beginning of period	$7.98	$13.17	$11.70	$11.16	$10.70	$10.00	$8.36	N/A
End of period	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70	$10.00	N/A
Accumulation units outstanding
at the end of period	-	-	-	867	1,613	2,417	1,484	N/A

JNL/AIM Small Cap Growth
Division385
Accumulation unit value:
Beginning of period	$8.50	$14.50	$13.39	$12.03	$11.41	$10.98	$9.42	N/A
End of period	$11.14	$8.50	$14.50	$13.39	$12.03	$11.41	$10.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	234	1,792	1,813	1,536	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division296
Accumulation unit value:
Beginning of period	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	$8.04	N/A
End of period	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,990	3,816	4,422	2,021	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division320

Accumulation unit value:
Beginning of period	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	$12.63	N/A
End of period	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,484	3,065	3,338	505	N/A

JNL/Eagle SmallCap Equity
Division398
Accumulation unit value:
Beginning of period	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	$13.91	N/A
End of period	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	361	377	310	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division863
Accumulation unit value:
Beginning of period	$7.35	$11.31	$12.39	$10.83	$10.59	N/A	N/A	N/A
End of period	$9.55	$7.35	$11.31	$12.39	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division296
Accumulation unit value:
Beginning of period	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	$14.55	N/A
End of period	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,709	13,034	14,372	11,697	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division863
Accumulation unit value:
Beginning of period	$7.81	$12.58	$12.58	$11.18	$10.85	N/A	N/A	N/A
End of period	$10.08	$7.81	$12.58	$12.58	$11.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division398
Accumulation unit value:
Beginning of period	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	$6.66	N/A
End of period	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,220	1,278	648	N/A

JNL/JPMorgan MidCap
Growth Division398
Accumulation unit value:
Beginning of period	$11.71	$21.68	$20.65	$18.95	$18.36	$16.00	$14.62	N/A
End of period	$16.28	$11.71	$21.68	$20.65	$18.95	$18.36	$16.00	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	343	358	295	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division296
Accumulation unit value:
Beginning of period	$14.58	$14.08	$13.61	$13.55	$13.62	$13.48	$13.68	N/A
End of period	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62	$13.48	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,181	7,073	7,409	4,950	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division296
Accumulation unit value:
Beginning of period	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	$10.01	N/A
End of period	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	N/A
Accumulation units outstanding
at the end of period	-	-	-	361	1,528	2,498	2,308	N/A

JNL/Lazard Small Cap
Equity Division320
Accumulation unit value:
Beginning of period	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	$8.89	N/A
End of period	$7.82	$8.32	$13.93	$15.37	$13.53	$13.30	$11.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	717	2,101	2,272	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division368

Accumulation unit value:
Beginning of period	$6.82	$10.83	$11.46	$10.50	$11.12	$9.38	$7.59	N/A
End of period	$10.14	$6.82	$10.83	$11.46	$10.50	$11.12	$9.38	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,716	1,894	8,526	N/A

JNL/MCM Bond Index Division296

Accumulation unit value:
Beginning of period	$11.11	$11.01	$10.64	$10.56	$10.66	$10.58	$10.57	N/A
End of period	$11.42	$11.11	$11.01	$10.64	$10.56	$10.66	$10.58	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,460	6,199	7,821	1,859	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1048
Accumulation unit value:
Beginning of period	$3.27	$5.57	$5.49	$4.74	N/A	N/A	N/A	N/A
End of period	$3.99	$3.27	$5.57	$5.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division368

Accumulation unit value:
Beginning of period	$5.31	$10.12	$10.31	$8.18	$8.92	$8.92	$7.67	N/A
End of period	$5.99	$5.31	$10.12	$10.31	$8.18	$8.92	$8.92	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,194	2,306	8,842	N/A

JNL/MCM Dow Dividend Division1192

Accumulation unit value:
Beginning of period	$5.03	$10.22	$11.68	$11.42	N/A	N/A	N/A	N/A
End of period	$5.88	$5.03	$10.22	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division338
Accumulation unit value:
Beginning of period	$5.41	$8.94	$8.86	$7.80	$7.69	$7.11	$6.21	N/A
End of period	$5.02	$5.41	$8.94	$8.86	$7.80	$7.69	$7.11	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	16,015	17,692	13,498	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector
Division699
Accumulation unit value:
Beginning of period	$5.17	$10.77	$13.41	$11.62	$11.26	$10.76	N/A	N/A
End of period	$5.96	$5.17	$10.77	$13.41	$11.62	$11.26	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,480	1,639	N/A	N/A

JNL/MCM Global 15 Division368

Accumulation unit value:
Beginning of period	$8.64	$17.26	$15.98	$11.72	$10.94	$8.78	$7.67	N/A
End of period	$11.01	$8.64	$17.26	$15.98	$11.72	$10.94	$8.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,616	1,914	8,230	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division894
Accumulation unit value:
Beginning of period	$8.45	$11.32	$10.82	$10.47	$10.47	N/A	N/A	N/A
End of period	$9.94	$8.45	$11.32	$10.82	$10.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division296
Accumulation unit value:
Beginning of period	$10.46	$18.84	$17.56	$14.38	$13.05	$11.23	$7.86	N/A
End of period	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05	$11.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,976	7,158	9,322	3,472	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division865

Accumulation unit value:
Beginning of period	$7.45	$13.33	$13.52	$11.70	$11.00	N/A	N/A	N/A
End of period	$8.99	$7.45	$13.33	$13.52	$11.70	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,961	1,772	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division883

Accumulation unit value:
Beginning of period	$6.97	$12.26	$10.59	$10.39	$10.40	N/A	N/A	N/A
End of period	$9.09	$6.97	$12.26	$10.59	$10.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division634
Accumulation unit value:
Beginning of period	$20.06	$33.20	$25.24	$21.49	$16.15	$14.07	N/A	N/A
End of period	$23.42	$20.06	$33.20	$25.24	$21.49	$16.15	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,319	1,697	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division333

Accumulation unit value:
Beginning of period	$6.29	$12.84	$12.57	$12.35	$9.25	$8.09	$7.29	N/A
End of period	$7.32	$6.29	$12.84	$12.57	$12.35	$9.25	$8.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,349	5,808	10,395	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division372
Accumulation unit value:
Beginning of period	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	$9.39	N/A
End of period	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,993	4,310	6,174	1,942	N/A

JNL/MCM S&P 500 Index Division320

Accumulation unit value:
Beginning of period	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	$7.85	N/A
End of period	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,093	25,881	27,315	15,509	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division333
Accumulation unit value:
Beginning of period	$9.79	$16.80	$19.29	$18.12	$17.11	$15.63	$11.76	N/A
End of period	$9.99	$9.79	$16.80	$19.29	$18.12	$17.11	$15.63	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,050	2,576	5,750	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division372
Accumulation unit value:
Beginning of period	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	$9.20	N/A
End of period	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,953	4,365	5,728	1,710	N/A

JNL/MCM Technology Sector
Division983
Accumulation unit value:
Beginning of period	$3.45	$6.27	$5.63	$5.29	$5.29	N/A	N/A	N/A
End of period	$5.50	$3.45	$6.27	$5.63	$5.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	501	N/A	N/A	N/A

JNL/MCM Value Line 30 Division699

Accumulation unit value:
Beginning of period	$8.76	$17.13	$14.75	$15.38	$11.39	$10.53	N/A	N/A
End of period	$9.76	$8.76	$17.13	$14.75	$15.38	$11.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,251	3,348	N/A	N/A

JNL/MCM VIP Division812

Accumulation unit value:
Beginning of period	$7.70	$13.85	$12.86	$11.79	$10.36	N/A	N/A	N/A
End of period	$9.28	$7.70	$13.85	$12.86	$11.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division296
Accumulation unit value:
Beginning of period	$8.05	$14.01	$13.55	$11.91	$10.77	$9.39	$6.46	N/A
End of period	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77	$9.39	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	14,592	14,027	8,808	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division296
Accumulation unit value:
Beginning of period	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	$12.38	N/A
End of period	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	N/A
Accumulation units outstanding
at the end of period	-	-	-	5,504	23,728	25,650	23,069	N/A

JNL/PPM America Core
Equity Division894
Accumulation unit value:
Beginning of period	$10.77	$18.61	$20.64	$18.66	$17.98	N/A	N/A	N/A
End of period	$13.28	$10.77	$18.61	$20.64	$18.66	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.18	$12.15	$12.63	$11.76	$11.89	$11.59	N/A	N/A
End of period	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,210	21,135	22,737	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division320
Accumulation unit value:
Beginning of period	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	$13.55	N/A
End of period	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	N/A
Accumulation units outstanding
at the end of period	-	-	-	519	1,474	1,501	941	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division827
Accumulation unit value:
Beginning of period	$9.43	$11.24	$10.88	$10.37	$10.13	N/A	N/A	N/A
End of period	$10.41	$9.43	$11.24	$10.88	$10.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,065	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division322
Accumulation unit value:
Beginning of period	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	$9.49	N/A
End of period	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	57,052	61,597	15,581	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division296
Accumulation unit value:
Beginning of period	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	$9.30	N/A
End of period	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	41,870	49,410	1,691	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division296

Accumulation unit value:
Beginning of period	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	$15.41	N/A
End of period	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,717	6,385	6,809	1,768	N/A

JNL/Select Money Market
Division395
Accumulation unit value:
Beginning of period	$10.98	$11.05	$10.85	$10.68	$10.69	$10.91	$11.01	N/A
End of period	$10.70	$10.98	$11.05	$10.85	$10.68	$10.69	$10.91	N/A
Accumulation units outstanding
at the end of period	-	-	-	3,060	6,741	7,187	3,724	N/A

JNL/Select Value Division338

Accumulation unit value:
Beginning of period	$13.39	$20.66	$19.71	$16.76	$15.93	$14.28	$12.05	N/A
End of period	$16.15	$13.39	$20.66	$19.71	$16.76	$15.93	$14.28	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	2,848	3,290	1,805	N/A

JNL/T.Rowe Price Established
Growth Division412
Accumulation unit value:
Beginning of period	$15.29	$27.52	$25.70	$23.25	$22.53	$21.09	$19.63	N/A
End of period	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53	$21.09	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,249	1,303	1,504	268	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division296
Accumulation unit value:
Beginning of period	$22.17	$38.41	$33.71	$32.46	$29.25	$25.49	$18.79	N/A
End of period	$31.66	$22.17	$38.41	$33.71	$32.46	$29.25	$25.49	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,154	1,771	2,060	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division296
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	$8.24	N/A
End of period	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,446	3,756	4,629	2,554	N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division853
Accumulation unit value:
Beginning of period	$7.85	$12.57	$15.22	$11.48	$10.82	N/A	N/A	N/A
End of period	$10.12	$7.85	$12.57	$15.22	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division751
Accumulation unit value:
Beginning of period	$9.20	$16.03	$15.03	$12.61	$11.32	N/A	N/A	N/A
End of period	$12.25	$9.20	$16.03	$15.03	$12.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM Large Cap Growth
Division372
Accumulation unit value:
Beginning of period	$7.95	$13.13	$11.67	$11.13	$10.68	$9.99	$8.89	N/A
End of period	$9.61	$7.95	$13.13	$11.67	$11.13	$10.68	$9.99	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,080	1,080	1,080	N/A

JNL/AIM Small Cap Growth
Division372
Accumulation unit value:
Beginning of period	$8.47	$14.46	$13.36	$12.01	$11.39	$10.97	$9.53	N/A
End of period	$11.10	$8.47	$14.46	$13.36	$12.01	$11.39	$10.97	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	503	503	503	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division335
Accumulation unit value:
Beginning of period	$8.03	$11.52	$10.98	$10.19	$9.53	$8.96	$8.44	N/A
End of period	$9.56	$8.03	$11.52	$10.98	$10.19	$9.53	$8.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	146	147	145	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division860
Accumulation unit value:
Beginning of period	$14.39	$25.05	$23.49	$23.10	$22.10	N/A	N/A	N/A
End of period	$18.86	$14.39	$25.05	$23.49	$23.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division563

Accumulation unit value:
Beginning of period	$9.68	$16.34	$16.72	$15.31	$15.24	$14.89	N/A	N/A
End of period	$12.60	$9.68	$16.34	$16.72	$15.31	$15.24	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity
Division608
Accumulation unit value:
Beginning of period	$13.19	$21.99	$20.18	$17.29	$17.35	$15.76	N/A	N/A
End of period	$17.37	$13.19	$21.99	$20.18	$17.29	$17.35	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division911
Accumulation unit value:
Beginning of period	$7.38	$11.35	$12.42	$10.83	$10.84	N/A	N/A	N/A
End of period	$9.59	$7.38	$11.35	$12.42	$10.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division335
Accumulation unit value:
Beginning of period	$15.75	$17.08	$16.44	$16.16	$16.20	$15.59	$15.32	N/A
End of period	$17.47	$15.75	$17.08	$16.44	$16.16	$16.20	$15.59	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	342	342	343	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division860
Accumulation unit value:
Beginning of period	$7.80	$12.56	$12.57	$11.18	$10.71	N/A	N/A	N/A
End of period	$10.06	$7.80	$12.56	$12.57	$11.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division372
Accumulation unit value:
Beginning of period	$8.22	$15.25	$14.01	$10.92	$9.48	$7.96	$6.34	N/A
End of period	$10.41	$8.22	$15.25	$14.01	$10.92	$9.48	$7.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	756	756	756	N/A

JNL/JPMorgan MidCap
Growth Division911
Accumulation unit value:
Beginning of period	$11.68	$21.62	$20.58	$18.85	$18.89	N/A	N/A	N/A
End of period	$16.23	$11.68	$21.62	$20.58	$18.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division335
Accumulation unit value:
Beginning of period	$14.48	$13.99	$13.53	$13.48	$13.55	$13.43	$14.04	N/A
End of period	$14.60	$14.48	$13.99	$13.53	$13.48	$13.55	$13.43	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,099	1,099	1,099	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division335
Accumulation unit value:
Beginning of period	$10.33	$17.41	$18.39	$16.52	$15.62	$12.88	$10.85	N/A
End of period	$14.01	$10.33	$17.41	$18.39	$16.52	$15.62	$12.88	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	456	472	472	N/A

JNL/Lazard Small Cap
Equity Division335
Accumulation unit value:
Beginning of period	$8.27	$13.86	$15.31	$13.48	$13.25	$11.82	$9.37	N/A
End of period	$7.78	$8.27	$13.86	$15.31	$13.48	$13.25	$11.82	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	542	543	543	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division468

Accumulation unit value:
Beginning of period	$6.79	$10.78	$11.42	$10.46	$11.09	$9.36	$8.80	N/A
End of period	$10.09	$6.79	$10.78	$11.42	$10.46	$11.09	$9.36	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	8,949	8,704	N/A

JNL/MCM Bond Index Division335

Accumulation unit value:
Beginning of period	$11.07	$10.98	$10.62	$10.54	$10.64	$10.57	$10.79	N/A
End of period	$11.37	$11.07	$10.98	$10.62	$10.54	$10.64	$10.57	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	163	155	153	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1048
Accumulation unit value:
Beginning of period	$3.25	$5.55	$5.47	$4.72	N/A	N/A	N/A	N/A
End of period	$3.97	$3.25	$5.55	$5.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division607

Accumulation unit value:
Beginning of period	$5.29	$10.08	$10.27	$8.15	$8.89	$8.39	N/A	N/A
End of period	$5.95	$5.29	$10.08	$10.27	$8.15	$8.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,770	N/A	N/A

JNL/MCM Dow Dividend Division1192

Accumulation unit value:
Beginning of period	$5.02	$10.21	$11.67	$11.41	N/A	N/A	N/A	N/A
End of period	$5.87	$5.02	$10.21	$11.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division397
Accumulation unit value:
Beginning of period	$5.38	$8.91	$8.84	$7.78	$7.68	$7.10	$6.31	N/A
End of period	$5.00	$5.38	$8.91	$8.84	$7.78	$7.68	$7.10	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	60	60	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division372

Accumulation unit value:
Beginning of period	$8.60	$17.19	$15.92	$11.69	$10.91	$8.76	$7.49	N/A
End of period	$10.95	$8.60	$17.19	$15.92	$11.69	$10.91	$8.76	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	642	2,059	642	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division612
Accumulation unit value:
Beginning of period	$8.41	$11.27	$10.78	$10.44	$9.98	$9.86	N/A	N/A
End of period	$9.89	$8.41	$11.27	$10.78	$10.44	$9.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division335
Accumulation unit value:
Beginning of period	$10.43	$18.79	$17.52	$14.35	$13.03	$11.22	$8.75	N/A
End of period	$13.10	$10.43	$18.79	$17.52	$14.35	$13.03	$11.22	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	116	122	127	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division742

Accumulation unit value:
Beginning of period	$7.43	$13.31	$13.50	$11.69	$10.49	N/A	N/A	N/A
End of period	$8.97	$7.43	$13.31	$13.50	$11.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division860

Accumulation unit value:
Beginning of period	$6.96	$12.24	$10.57	$10.39	$9.90	N/A	N/A	N/A
End of period	$9.07	$6.96	$12.24	$10.57	$10.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division612
Accumulation unit value:
Beginning of period	$19.96	$33.05	$25.14	$21.42	$16.11	$14.19	N/A	N/A
End of period	$23.30	$19.96	$33.05	$25.14	$21.42	$16.11	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division563

Accumulation unit value:
Beginning of period	$6.26	$12.78	$12.52	$12.31	$9.23	$8.35	N/A	N/A
End of period	$7.28	$6.26	$12.78	$12.52	$12.31	$9.23	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	1,681	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division397
Accumulation unit value:
Beginning of period	$9.06	$14.93	$14.30	$13.41	$12.32	$10.95	$9.70	N/A
End of period	$12.15	$9.06	$14.93	$14.30	$13.41	$12.32	$10.95	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	79	103	104	N/A

JNL/MCM S&P 500 Index Division415

Accumulation unit value:
Beginning of period	$7.06	$11.65	$11.43	$10.22	$10.07	$9.41	$8.70	N/A
End of period	$8.64	$7.06	$11.65	$11.43	$10.22	$10.07	$9.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	101	98	98	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division607
Accumulation unit value:
Beginning of period	$9.74	$16.72	$19.22	$18.06	$17.06	$15.39	N/A	N/A
End of period	$9.93	$9.74	$16.72	$19.22	$18.06	$17.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	932	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division397
Accumulation unit value:
Beginning of period	$8.79	$13.90	$14.61	$12.79	$12.63	$11.07	$9.70	N/A
End of period	$10.88	$8.79	$13.90	$14.61	$12.79	$12.63	$11.07	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	82	121	122	N/A

JNL/MCM Technology Sector
Division983
Accumulation unit value:
Beginning of period	$3.43	$6.24	$5.61	$5.28	$5.28	N/A	N/A	N/A
End of period	$5.47	$3.43	$6.24	$5.61	$5.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division773

Accumulation unit value:
Beginning of period	$8.74	$17.11	$14.73	$15.37	$12.13	N/A	N/A	N/A
End of period	$9.74	$8.74	$17.11	$14.73	$15.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division742

Accumulation unit value:
Beginning of period	$7.69	$13.82	$12.84	$11.78	$10.72	N/A	N/A	N/A
End of period	$9.26	$7.69	$13.82	$12.84	$11.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division335
Accumulation unit value:
Beginning of period	$8.02	$13.95	$13.50	$11.89	$10.75	$9.38	$7.18	N/A
End of period	$10.86	$8.02	$13.95	$13.50	$11.89	$10.75	$9.38	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	821	877	880	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division264
Accumulation unit value:
Beginning of period	$12.99	$13.31	$12.65	$12.58	$12.65	$12.46	$12.28	N/A
End of period	$14.57	$12.99	$13.31	$12.65	$12.58	$12.65	$12.46	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	914	1,315	1,314	N/A

JNL/PPM America Core
Equity Division911
Accumulation unit value:
Beginning of period	$10.75	$18.58	$20.59	$18.57	$18.02	N/A	N/A	N/A
End of period	$13.26	$10.75	$18.58	$20.59	$18.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.17	$12.13	$12.59	$11.71	$11.85	$11.56	N/A	N/A
End of period	$11.62	$8.17	$12.13	$12.59	$11.71	$11.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	85	150	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division372
Accumulation unit value:
Beginning of period	$9.09	$17.71	$19.31	$17.58	$17.24	$16.16	$14.54	N/A
End of period	$12.77	$9.09	$17.71	$19.31	$17.58	$17.24	$16.16	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	331	331	331	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division256
Accumulation unit value:
Beginning of period	$8.54	$14.45	$13.62	$12.12	$11.50	$10.51	$8.48	N/A
End of period	$10.88	$8.54	$14.45	$13.62	$12.12	$11.50	$10.51	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	33,795	-	N/A

JNL/S&P Managed Conservative
Division789
Accumulation unit value:
Beginning of period	$9.41	$11.22	$10.86	$10.36	$10.17	N/A	N/A	N/A
End of period	$10.38	$9.41	$11.22	$10.86	$10.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth
Division595
Accumulation unit value:
Beginning of period	$9.00	$14.33	$13.57	$12.23	$11.71	$10.95	N/A	N/A
End of period	$11.21	$9.00	$14.33	$13.57	$12.23	$11.71	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate
Division789
Accumulation unit value:
Beginning of period	$9.18	$12.00	$11.46	$10.68	$10.33	N/A	N/A	N/A
End of period	$10.59	$9.18	$12.00	$11.46	$10.68	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division397
Accumulation unit value:
Beginning of period	$9.59	$13.61	$12.89	$11.83	$11.43	$10.74	$9.98	N/A
End of period	$11.51	$9.59	$13.61	$12.89	$11.83	$11.43	$10.74	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	8,752	114	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division335

Accumulation unit value:
Beginning of period	$18.22	$23.65	$22.64	$20.50	$20.03	$18.58	$16.72	N/A
End of period	$21.20	$18.22	$23.65	$22.64	$20.50	$20.03	$18.58	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	95	93	95	N/A

JNL/Select Money Market
Division911
Accumulation unit value:
Beginning of period	$10.90	$10.97	$10.78	$10.61	$10.60	N/A	N/A	N/A
End of period	$10.61	$10.90	$10.97	$10.78	$10.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division335

Accumulation unit value:
Beginning of period	$13.35	$20.61	$19.67	$16.73	$15.92	$14.27	$11.84	N/A
End of period	$16.09	$13.35	$20.61	$19.67	$16.73	$15.92	$14.27	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,212	1,212	1,212	N/A

JNL/T.Rowe Price Established
Growth Division335
Accumulation unit value:
Beginning of period	$15.19	$27.35	$25.56	$23.13	$22.43	$21.00	$18.07	N/A
End of period	$21.19	$15.19	$27.35	$25.56	$23.13	$22.43	$21.00	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	87	87	86	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division335
Accumulation unit value:
Beginning of period	$22.02	$38.17	$33.51	$32.29	$29.11	$25.38	$20.98	N/A
End of period	$31.43	$22.02	$38.17	$33.51	$32.29	$29.11	$25.38	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	484	486	488	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division335
Accumulation unit value:
Beginning of period	$8.43	$14.58	$14.87	$12.75	$12.36	$11.03	$9.19	N/A
End of period	$11.24	$8.43	$14.58	$14.87	$12.75	$12.36	$11.03	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	123	161	165	N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/AIM Global Real
Estate Division898
Accumulation unit value:
Beginning of period	$7.84	$12.55	$15.21	$11.48	$10.95	N/A	N/A	N/A
End of period	$10.09	$7.84	$12.55	$15.21	$11.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM International
Growth Division326
Accumulation unit value:
Beginning of period	$9.14	$15.93	$14.94	$12.55	$11.67	$10.32	$8.48	N/A
End of period	$12.16	$9.14	$15.93	$14.94	$12.55	$11.67	$10.32	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,132	1,200	1,109	N/A

JNL/AIM Large Cap Growth
Division974
Accumulation unit value:
Beginning of period	$7.94	$13.12	$11.67	$11.12	$11.23	N/A	N/A	N/A
End of period	$9.59	$7.94	$13.12	$11.67	$11.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/AIM Small Cap Growth
Division746
Accumulation unit value:
Beginning of period	$8.44	$14.41	$13.32	$11.98	$10.76	N/A	N/A	N/A
End of period	$11.05	$8.44	$14.41	$13.32	$11.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Capital Guardian
Global Balanced Division386
Accumulation unit value:
Beginning of period	$7.99	$11.47	$10.94	$10.16	$9.50	$8.94	$8.32	N/A
End of period	$9.51	$7.99	$11.47	$10.94	$10.16	$9.50	$8.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	247	265	274	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Credit Suisse Commodity
Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division564

Accumulation unit value:
Beginning of period	$9.63	$16.25	$16.64	$15.24	$15.18	$14.81	N/A	N/A
End of period	$12.51	$9.63	$16.25	$16.64	$15.24	$15.18	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity
Division326
Accumulation unit value:
Beginning of period	$13.11	$21.86	$20.08	$17.21	$17.28	$14.98	$11.80	N/A
End of period	$17.25	$13.11	$21.86	$20.08	$17.21	$17.28	$14.98	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,702	4,126	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division859
Accumulation unit value:
Beginning of period	$7.33	$11.28	$12.37	$10.82	$10.47	N/A	N/A	N/A
End of period	$9.51	$7.33	$11.28	$12.37	$10.82	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Core
Plus Bond Division386
Accumulation unit value:
Beginning of period	$15.64	$16.98	$16.34	$16.07	$16.12	$15.52	$14.85	N/A
End of period	$17.35	$15.64	$16.98	$16.34	$16.07	$16.12	$15.52	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	99	99	3,703	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International
Value Division746
Accumulation unit value:
Beginning of period	$8.18	$15.17	$13.95	$10.88	$9.22	N/A	N/A	N/A
End of period	$10.34	$8.18	$15.17	$13.95	$10.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan MidCap
Growth Division386
Accumulation unit value:
Beginning of period	$11.55	$21.41	$20.41	$18.75	$18.18	$15.86	$13.83	N/A
End of period	$16.04	$11.55	$21.41	$20.41	$18.75	$18.18	$15.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	135	149	156	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division386
Accumulation unit value:
Beginning of period	$14.38	$13.90	$13.45	$13.41	$13.49	$13.37	$13.24	N/A
End of period	$14.49	$14.38	$13.90	$13.45	$13.41	$13.49	$13.37	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	176	174	180	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging
Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity
Division386
Accumulation unit value:
Beginning of period	$10.27	$17.32	$18.31	$16.45	$15.56	$12.85	$11.45	N/A
End of period	$13.93	$10.27	$17.32	$18.31	$16.45	$15.56	$12.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	4,237	4,724	195	N/A

JNL/Lazard Small Cap
Equity Division326
Accumulation unit value:
Beginning of period	$8.23	$13.79	$15.24	$13.43	$13.21	$11.78	$9.24	N/A
End of period	$7.74	$8.23	$13.79	$15.24	$13.43	$13.21	$11.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,542	1,638	1,600	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division302

Accumulation unit value:
Beginning of period	$6.75	$10.73	$11.37	$10.43	$11.06	$9.34	$6.69	N/A
End of period	$10.03	$6.75	$10.73	$11.37	$10.43	$11.06	$9.34	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	9,990	10,112	11,087	N/A

JNL/MCM Bond Index Division302

Accumulation unit value:
Beginning of period	$11.03	$10.95	$10.59	$10.52	$10.63	$10.56	$10.56	N/A
End of period	$11.33	$11.03	$10.95	$10.59	$10.52	$10.63	$10.56	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,820	16,545	24,036	15,066	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Communications
Sector Division1048
Accumulation unit value:
Beginning of period	$3.24	$5.52	$5.45	$4.71	N/A	N/A	N/A	N/A
End of period	$3.95	$3.24	$5.52	$5.45	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands
Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division302

Accumulation unit value:
Beginning of period	$5.26	$10.04	$10.23	$8.13	$8.87	$8.87	$6.57	N/A
End of period	$5.92	$5.26	$10.04	$10.23	$8.13	$8.87	$8.87	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	13,045	12,338	18,184	N/A

JNL/MCM Dow Dividend Division1192

Accumulation unit value:
Beginning of period	$5.02	$10.20	$11.66	$11.41	N/A	N/A	N/A	N/A
End of period	$5.86	$5.02	$10.20	$11.66	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Enhanced S&P
500 Stock Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division302

Accumulation unit value:
Beginning of period	$8.56	$17.11	$15.86	$11.65	$10.88	$8.74	$6.06	N/A
End of period	$10.90	$8.56	$17.11	$15.86	$11.65	$10.88	$8.74	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	9,834	11,194	11,130	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector
Division974
Accumulation unit value:
Beginning of period	$8.38	$11.23	$10.76	$10.40	$10.40	N/A	N/A	N/A
End of period	$9.85	$8.38	$11.23	$10.76	$10.40	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International
Index Division302
Accumulation unit value:
Beginning of period	$10.39	$18.73	$17.47	$14.32	$13.01	$11.21	$7.93	N/A
End of period	$13.04	$10.39	$18.73	$17.47	$14.32	$13.01	$11.21	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,648	22,924	27,894	20,921	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division789

Accumulation unit value:
Beginning of period	$7.42	$13.29	$13.49	$11.69	$10.88	N/A	N/A	N/A
End of period	$8.95	$7.42	$13.29	$13.49	$11.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized
5 Division1145
Accumulation unit value:
Beginning of period	$6.14	$11.72	$10.63	$9.73	N/A	N/A	N/A	N/A
End of period	$8.22	$6.14	$11.72	$10.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International
25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector
Division699
Accumulation unit value:
Beginning of period	$19.87	$32.92	$25.05	$21.35	$16.07	$15.67	N/A	N/A
End of period	$23.18	$19.87	$32.92	$25.05	$21.35	$16.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,800	4,235	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division302

Accumulation unit value:
Beginning of period	$6.23	$12.73	$12.47	$12.27	$9.20	$8.05	$6.87	N/A
End of period	$7.24	$6.23	$12.73	$12.47	$12.27	$9.20	$8.05	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	8,981	12,424	12,064	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap
Index Division302
Accumulation unit value:
Beginning of period	$9.03	$14.89	$14.27	$13.39	$12.31	$10.94	$8.06	N/A
End of period	$12.10	$9.03	$14.89	$14.27	$13.39	$12.31	$10.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,684	22,807	27,991	20,571	N/A

JNL/MCM S&P 500 Index Division302

Accumulation unit value:
Beginning of period	$7.04	$11.61	$11.40	$10.20	$10.06	$9.41	$7.53	N/A
End of period	$8.61	$7.04	$11.61	$11.40	$10.20	$10.06	$9.41	N/A
Accumulation units outstanding
at the end of period	-	-	-	2,006	25,607	31,768	23,332	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap
Division302
Accumulation unit value:
Beginning of period	$9.70	$16.65	$19.15	$18.00	$17.01	$15.56	$10.86	N/A
End of period	$9.88	$9.70	$16.65	$19.15	$18.00	$17.01	$15.56	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	6,556	7,572	6,930	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index
Division302
Accumulation unit value:
Beginning of period	$8.76	$13.86	$14.57	$12.77	$12.61	$11.06	$7.57	N/A
End of period	$10.84	$8.76	$13.86	$14.57	$12.77	$12.61	$11.06	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,663	23,516	28,579	21,341	N/A

JNL/MCM Technology Sector
Division983
Accumulation unit value:
Beginning of period	$3.42	$6.22	$5.59	$5.26	$5.26	N/A	N/A	N/A
End of period	$5.44	$3.42	$6.22	$5.59	$5.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division936

Accumulation unit value:
Beginning of period	$8.72	$17.08	$14.71	$15.36	$13.60	N/A	N/A	N/A
End of period	$9.71	$8.72	$17.08	$14.71	$15.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division789

Accumulation unit value:
Beginning of period	$7.67	$13.80	$12.83	$11.77	$11.00	N/A	N/A	N/A
End of period	$9.24	$7.67	$13.80	$12.83	$11.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Oppenheimer Global
Growth Division386
Accumulation unit value:
Beginning of period	$7.99	$13.91	$13.47	$11.86	$10.73	$9.37	$7.65	N/A
End of period	$10.83	$7.99	$13.91	$13.47	$11.86	$10.73	$9.37	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	218	248	270	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PIMCO Total Return
Bond Division337
Accumulation unit value:
Beginning of period	$12.91	$13.24	$12.60	$12.53	$12.61	$12.42	$12.66	N/A
End of period	$14.48	$12.91	$13.24	$12.60	$12.53	$12.61	$12.42	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	668	688	5,028	N/A

JNL/PPM America Core
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High
Yield Bond Division674
Accumulation unit value:
Beginning of period	$8.09	$12.03	$12.52	$11.66	$11.81	$11.52	N/A	N/A
End of period	$11.50	$8.09	$12.03	$12.52	$11.66	$11.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,277	1,332	N/A	N/A

JNL/PPM America Mid
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Small
Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed
Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive
Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined
Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Dividend Income
& Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative
Division789
Accumulation unit value:
Beginning of period	$9.39	$11.20	$10.85	$10.36	$10.17	N/A	N/A	N/A
End of period	$10.35	$9.39	$11.20	$10.85	$10.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate
Growth Division302
Accumulation unit value:
Beginning of period	$9.54	$13.55	$12.84	$11.78	$11.39	$10.71	$9.32	N/A
End of period	$11.44	$9.54	$13.55	$12.84	$11.78	$11.39	$10.71	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	753	8,121	10,337	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division337

Accumulation unit value:
Beginning of period	$18.10	$23.50	$22.51	$20.39	$19.93	$18.50	$16.63	N/A
End of period	$21.04	$18.10	$23.50	$22.51	$20.39	$19.93	$18.50	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	279	295	317	N/A

JNL/Select Money Market
Division695
Accumulation unit value:
Beginning of period	$10.83	$10.91	$10.73	$10.56	$10.59	$10.61	N/A	N/A
End of period	$10.54	$10.83	$10.91	$10.73	$10.56	$10.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	43,426	-	N/A	N/A

JNL/Select Value Division699

Accumulation unit value:
Beginning of period	$13.31	$20.55	$19.62	$16.70	$15.90	$15.29	N/A	N/A
End of period	$16.03	$13.31	$20.55	$19.62	$16.70	$15.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	3,897	4,343	N/A	N/A

JNL/T.Rowe Price Established
Growth Division326
Accumulation unit value:
Beginning of period	$15.09	$27.17	$25.41	$23.00	$22.32	$20.91	$17.92	N/A
End of period	$21.03	$15.09	$27.17	$25.41	$23.00	$22.32	$20.91	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	459	487	513	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap
Growth Division436
Accumulation unit value:
Beginning of period	$21.87	$37.93	$33.32	$32.11	$28.97	$25.27	$23.80	N/A
End of period	$31.19	$21.87	$37.93	$33.32	$32.11	$28.97	$25.27	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	-	-	2,301	N/A

JNL/T.Rowe Price Short-Term
Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value
Division326
Accumulation unit value:
Beginning of period	$8.39	$14.52	$14.82	$12.71	$12.33	$11.01	$9.01	N/A
End of period	$11.18	$8.39	$14.52	$14.82	$12.71	$12.33	$11.01	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	1,061	1,125	1,039	N/A

1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009
1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009

Jackson National Separate Account I

Financial Statements December 31, 2009

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Assets
Investments, at value (a)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695
Receivables:
Investment securities sold	83,029	199,279	222,596	141,060	246,299	669,354	492,984	94,473	896,298	166,380
Sub-account units sold	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Total assets	195,432,866	304,810,475	352,890,923	226,389,237	215,079,474	187,931,403	219,320,309	86,585,634	266,280,777	240,356,056

Liabilities
Payables:
Investment securities purchased	571,139	834,304	1,607,840	540,711	249,855	311,237	213,525	456,192	326,256	198,981
Sub-account units redeemed	75,114	186,610	207,944	131,417	236,758	661,169	483,219	90,727	884,827	156,287
Insurance fees due to Jackson	7,915	12,669	14,652	9,643	9,541	8,185	9,765	3,746	11,471	10,093
Total liabilities	654,168	1,033,583	1,830,436	681,771	496,154	980,591	706,509	550,665	1,222,554	365,361
Net assets (Note 7)	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

(a) Investment shares	15,300,762	22,943,874	25,870,338	16,156,583	28,497,121	20,167,294	20,336,167	8,509,888	30,051,953	11,471,831
Investments at cost	$ 183,643,193	$ 282,469,551	$ 327,869,169	$ 211,913,116	$ 235,470,416	$ 202,028,220	$ 224,248,595	$ 85,844,014	$ 282,108,737	$ 235,249,131

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Assets
Investments, at value (a)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965
Receivables:
Investment securities sold	1,051,388	168,989	2,039,299	533,475	104,069	1,301,220	1,098,236	74,712	365,296	203,309
Sub-account units sold	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Total assets	93,264,592	284,872,458	503,167,627	87,390,068	76,890,808	182,115,586	797,040,149	82,897,036	407,280,709	146,811,644

Liabilities
Payables:
Investment securities purchased	165,543	378,861	1,235,507	91,805	177,850	1,022,397	303,918	89,495	380,326	608,370
Sub-account units redeemed	1,047,356	157,104	2,016,988	529,654	100,735	1,293,353	1,062,748	71,117	347,386	196,968
Insurance fees due to Jackson	4,032	11,885	22,311	3,821	3,334	7,867	35,488	3,595	17,910	6,341
Total liabilities	1,216,931	547,850	3,274,806	625,280	281,919	2,323,617	1,402,154	164,207	745,622	811,679
Net assets (Note 7)	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

(a) Investment shares	13,437,615	15,083,534	53,123,573	11,446,542	11,660,409	11,132,630	96,792,943	10,828,904	43,760,505	19,185,278
Investments at cost	$ 84,904,947	$ 273,908,652	$ 473,890,840	$ 78,499,923	$ 88,931,897	$ 179,586,394	$ 847,139,353	$ 84,601,889	$ 411,893,970	$ 149,011,772

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Assets
Investments, at value (a)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016
Receivables:
Investment securities sold	356,743	532,824	1,427,764	154,249	115,937	609,682	181,691	632,779	807,992	264,110
Sub-account units sold	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Total assets	126,794,825	366,242,621	128,480,829	130,414,353	159,923,117	271,311,278	115,725,830	391,383,579	533,773,088	150,736,486

Liabilities
Payables:
Investment securities purchased	139,324	526,610	312,181	136,484	1,975,423	531,124	126,685	1,022,636	1,266,742	169,360
Sub-account units redeemed	351,166	516,595	1,422,066	148,492	109,125	597,528	176,809	615,396	784,364	257,437
Insurance fees due to Jackson	5,577	16,229	5,698	5,757	6,812	12,154	4,882	17,383	23,628	6,673
Total liabilities	496,067	1,059,434	1,739,945	290,733	2,091,360	1,140,806	308,376	1,655,415	2,074,734	433,470
Net assets (Note 7)	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

(a) Investment shares	14,483,803	31,265,684	10,659,452	15,201,358	15,161,552	37,680,679	7,240,744	31,455,058	53,383,369	15,888,268
Investments at cost	$ 121,302,264	$ 362,786,047	$ 119,728,675	$ 132,767,405	$ 157,002,620	$ 330,118,331	$ 111,601,148	$ 384,313,303	$ 483,137,118	$ 173,567,953

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334
Receivables:
Investment securities sold	-	24,601	9,614	115,480	1,003,293	501,188	58,688	21,816	476,208	358,398
Sub-account units sold	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Total assets	-	24,456,191	11,204,204	172,694,771	384,669,572	467,400,875	39,240,163	33,233,438	339,032,804	231,808,071

Liabilities
Payables:
Investment securities purchased	-	1,401,013	15,153	63,778	412,870	587,559	4,798	48,259	282,571	172,339
Sub-account units redeemed	-	23,664	9,125	108,214	986,050	480,293	56,875	20,343	461,118	347,919
Insurance fees due to Jackson	-	937	489	7,266	17,243	20,895	1,813	1,473	15,090	10,479
Total liabilities	-	1,425,614	24,767	179,258	1,416,163	1,088,747	63,486	70,075	758,779	530,737
Net assets (Note 7)	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

(a) Investment shares	-	1,875,454	979,793	23,993,813	36,851,289	40,940,485	13,555,943	4,084,158	42,126,280	37,914,317
Investments at cost	$ -	$ 20,890,421	$ 9,890,376	$ 176,806,282	$ 404,434,850	$ 460,458,031	$ 44,268,836	$ 31,627,002	$ 415,289,375	$ 319,163,643

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Assets
Investments, at value (a)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153
Receivables:
Investment securities sold	-	36,776	1,155,816	1,058,140	4,653	322,713	113,924	524,336	6,246,863	1,088,360
Sub-account units sold	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Total assets	-	12,399,438	141,235,942	572,605,418	6,542,975	152,516,329	181,890,083	449,580,073	3,119,646,753	395,706,043

Liabilities
Payables:
Investment securities purchased	-	66,651	147,370	254,774	22,089	1,107,538	76,790	344,441	796,907	151,530
Sub-account units redeemed	-	36,266	1,149,330	1,032,454	4,360	315,970	106,293	504,246	6,107,418	1,070,718
Insurance fees due to Jackson	-	510	6,486	25,686	293	6,743	7,631	20,090	139,445	17,642
Total liabilities	-	103,427	1,303,186	1,312,914	26,742	1,430,251	190,714	868,777	7,043,770	1,239,890
Net assets (Note 7)	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

(a) Investment shares	-	1,088,143	21,830,383	38,679,249	659,538	13,685,333	21,656,659	37,706,832	410,633,639	49,493,871
Investments at cost	$ -	$ 12,040,181	$ 141,573,522	$ 604,857,472	$ 6,590,228	$ 152,186,905	$ 168,838,917	$ 481,578,791	$4,330,052,221	$ 457,462,182

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Assets
Investments, at value (a)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419
Receivables:
Investment securities sold	181,757	284,679	2,298,957	27,330	514,139	34,200	1,032,270	1,354,964	241,655	841,702
Sub-account units sold	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Total assets	84,282,894	80,331,920	436,944,612	15,821,308	321,046,506	32,520,060	360,858,545	665,273,210	124,452,444	290,049,731

Liabilities
Payables:
Investment securities purchased	72,536	167,148	300,815	72,246	165,869	84,788	161,958	1,022,127	1,081,638	405,610
Sub-account units redeemed	177,868	281,049	2,278,713	26,645	499,725	32,757	1,015,928	1,325,537	236,025	828,762
Insurance fees due to Jackson	3,889	3,630	20,244	685	14,414	1,443	16,342	29,427	5,630	12,940
Total liabilities	254,293	451,827	2,599,772	99,576	680,008	118,988	1,194,228	2,377,091	1,323,293	1,247,312
Net assets (Note 7)	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

(a) Investment shares	8,548,179	10,868,040	19,159,455	1,396,246	32,623,880	3,711,463	32,199,133	70,671,228	13,112,796	29,865,814
Investments at cost	$ 81,551,329	$ 84,799,445	$ 479,471,644	$ 15,187,726	$ 398,130,293	$ 31,279,253	$ 374,717,106	$ 651,468,021	$ 102,639,165	$ 459,006,789

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -
Receivables:
Investment securities sold	487,107	1,771,618	914,929	308,514	299,642	147,746	623,683	1,148,482	3,459,898	-
Sub-account units sold	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Total assets	363,893,086	228,544,799	525,790,027	283,426,323	174,594,365	96,903,262	218,527,802	697,165,607	1,679,995,214	-

Liabilities
Payables:
Investment securities purchased	150,102	1,481,328	399,410	131,507	413,510	279,423	1,163,725	1,042,071	2,689,006	-
Sub-account units redeemed	470,682	1,761,334	890,939	295,721	292,018	143,409	614,020	1,117,062	3,385,541	-
Insurance fees due to Jackson	16,425	10,284	23,990	12,793	7,624	4,337	9,663	31,420	74,357	-
Total liabilities	637,209	3,252,946	1,314,339	440,021	713,152	427,169	1,787,408	2,190,553	6,148,904	-
Net assets (Note 7)	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

(a) Investment shares	36,180,864	34,928,970	48,607,571	45,790,664	19,024,203	11,852,100	28,111,594	60,066,988	137,313,069	-
Investments at cost	$ 368,769,110	$ 190,867,143	$ 675,379,564	$ 387,012,221	$ 198,596,734	$ 84,393,702	$ 184,207,272	$ 672,528,215	$1,658,591,008	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483
Receivables:
Investment securities sold	884,559	35,163	17,590	50,383	91,108	858,847	85,059	43,811	93,692	853,506
Sub-account units sold	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Total assets	492,833,914	19,321,070	14,793,933	89,000,813	111,762,340	593,437,531	89,854,969	74,980,678	159,131,609	195,301,297

Liabilities
Payables:
Investment securities purchased	639,548	60,912	28,102	61,828	101,843	565,603	889,558	19,341	111,496	361,308
Sub-account units redeemed	862,587	34,254	16,917	46,692	86,333	832,734	81,149	40,565	86,908	845,353
Insurance fees due to Jackson	21,972	909	673	3,691	4,775	26,113	3,910	3,246	6,784	8,153
Total liabilities	1,524,107	96,075	45,692	112,211	192,951	1,424,450	974,617	63,152	205,188	1,214,814
Net assets (Note 7)	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

(a) Investment shares	79,887,774	2,330,302	1,762,036	8,497,954	13,894,071	61,990,898	8,932,699	9,805,959	17,777,005	23,961,294
Investments at cost	$ 460,269,446	$ 16,744,624	$ 13,269,243	$ 100,763,404	$ 94,773,707	$ 499,362,114	$ 76,772,330	$ 71,858,162	$ 154,933,645	$ 188,700,577

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio
Assets
Investments, at value (a)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -
Receivables:
Investment securities sold	52,096	-	229,165	608,250	435,810	1,538,674	674,221	1,301,739	-	-
Sub-account units sold	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Total assets	79,661,644	-	88,055,750	509,972,663	573,981,798	1,333,188,774	931,970,460	1,631,026,219	-	-

Liabilities
Payables:
Investment securities purchased	391,369	-	1,485,787	691,096	833,393	2,074,655	985,118	4,665,522	-	-
Sub-account units redeemed	48,666	-	225,348	586,684	409,672	1,481,503	632,851	1,230,330	-	-
Insurance fees due to Jackson	3,430	-	3,817	21,566	26,138	57,171	41,370	71,409	-	-
Total liabilities	443,465	-	1,714,952	1,299,346	1,269,203	3,613,329	1,659,339	5,967,261	-	-
Net assets (Note 7)	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

(a) Investment shares	9,116,016	-	8,855,466	48,630,336	55,388,065	136,928,470	89,367,063	154,180,167	-	-
Investments at cost	$ 68,549,756	$ -	$ 74,427,850	$ 538,217,615	$ 579,154,116	$1,441,214,934	$ 944,816,048	$1,693,224,586	$ -	$ -

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343
Receivables:
Investment securities sold	-	-	-	-	48,977	1,248,903	3,537,726	839,852	629,801	763,728
Sub-account units sold	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Total assets	-	-	-	-	53,622,357	701,722,864	822,149,682	246,716,456	550,710,821	592,121,911

Liabilities
Payables:
Investment securities purchased	-	-	-	-	72,831	1,674,754	4,669,192	191,847	1,716,613	988,840
Sub-account units redeemed	-	-	-	-	46,593	1,219,398	3,500,693	829,078	606,691	738,405
Insurance fees due to Jackson	-	-	-	-	2,384	29,505	37,033	10,774	23,110	25,323
Total liabilities	-	-	-	-	121,808	2,923,657	8,206,918	1,031,699	2,346,414	1,752,568
Net assets (Note 7)	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

(a) Investment shares	-	-	-	-	5,879,181	46,555,577	813,942,764	15,943,203	30,163,059	24,815,861
Investments at cost	$ -	$ -	$ -	$ -	$ 47,868,016	$ 697,004,164	$ 813,942,763	$ 250,435,743	$ 538,142,726	$ 584,032,655

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ 182,385,335	$ 318,777,332
Receivables:
Investment securities sold	474,447	785,083
Sub-account units sold	358,772	667,277
Total assets	183,218,554	320,229,692

Liabilities
Payables:
Investment securities purchased	358,772	667,277
Sub-account units redeemed	466,327	771,045
Insurance fees due to Jackson	8,120	14,038
Total liabilities	833,219	1,452,360
Net assets (Note 7)	$ 182,385,335	$ 318,777,332

(a) Investment shares	18,783,248	33,768,785
Investments at cost	$ 185,833,739	$ 361,339,849

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Investment income
Dividends	$ -	$ -	$ -	$ -	$ 3,911,099	$ 2,975,216	$ 516,222	$ -	$ 5,264,340	$ 3,099,374

Expenses
Insurance charges (Note 3)	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Total expenses	816,915	1,402,531	1,559,446	991,751	2,444,256	2,104,397	2,745,131	917,391	3,204,559	2,516,708
Net investment income (loss)	(816,915)	(1,402,531)	(1,559,446)	(991,751)	1,466,843	870,819	(2,228,909)	(917,391)	2,059,781	582,666

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net realized and unrealized gain (loss)	11,705,268	22,214,486	24,503,296	15,005,081	44,881,910	38,719,601	39,675,120	17,579,510	36,350,352	50,550,450

Net increase (decrease) in net assets
from operations	$ 10,888,353	$ 20,811,955	$ 22,943,850	$ 14,013,330	$ 46,348,753	$ 39,590,420	$ 37,446,211	$ 16,662,119	$ 38,410,133	$ 51,133,116

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Investment income
Dividends	$ 985,210	$ 345,769	$ 3,354,230	$ 546,517	$ 769,228	$ -	$ 426,422	$ 1,210,146	$ 21,529,566	$ 4,448,658

Expenses
Insurance charges (Note 3)	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Total expenses	693,151	2,865,682	5,226,724	962,253	863,651	2,130,539	10,387,102	818,374	4,667,811	1,489,525
Net investment income (loss)	292,059	(2,519,913)	(1,872,494)	(415,736)	(94,423)	(2,130,539)	(9,960,680)	391,772	16,861,755	2,959,133

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net realized and unrealized gain (loss)	13,831,380	58,485,590	121,511,812	15,498,230	14,564,376	43,067,262	170,803,982	13,578,577	62,285,511	20,045,447

Net increase (decrease) in net assets
from operations	$ 14,123,439	$ 55,965,677	$ 119,639,318	$ 15,082,494	$ 14,469,953	$ 40,936,723	$ 160,843,302	$ 13,970,349	$ 79,147,266	$ 23,004,580

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Investment income
Dividends	$ 802,740	$ 14,830,465	$ 99,044	$ 1,134,868	$ -	$ 9,827,757	$ -	$ 9,693,197	$ 7,034,966	$ 1,004,025

Expenses
Insurance charges (Note 3)	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Total expenses	1,386,992	4,918,581	866,042	1,480,856	292,949	3,463,859	1,294,223	6,714,296	4,889,406	1,991,681
Net investment income (loss)	(584,252)	9,911,884	(766,998)	(345,988)	(292,949)	6,363,898	(1,294,223)	2,978,901	2,145,560	(987,656)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,375,613	-	-	-	-	-	-	-	-
Investments	(10,346,529)	(2,338,856)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net realized and unrealized gain (loss)	24,904,198	23,719,781	8,406,628	26,018,533	839,521	46,539,229	30,827,022	3,789,970	138,883,480	39,903,741

Net increase (decrease) in net assets
from operations	$ 24,319,946	$ 33,631,665	$ 7,639,630	$ 25,672,545	$ 546,572	$ 52,903,127	$ 29,532,799	$ 6,768,871	$ 141,029,040	$ 38,916,085

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Investment income
Dividends	$ 263,809	$ 59,022	$ 60,037	$ 5,807,068	$ 14,718,435	$ 11,848,232	$ 1,384,034	$ 167,763	$ -	$ 13,739,502

Expenses
Insurance charges (Note 3)	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Total expenses	220,138	122,048	71,167	1,942,104	5,311,483	6,347,783	476,449	408,705	4,946,114	3,065,920
Net investment income (loss)	43,671	(63,026)	(11,130)	3,864,964	9,406,952	5,500,449	907,585	(240,942)	(4,946,114)	10,673,582

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	111,177	-	5,656,282	-	318,265	-	-	-	-
Investments	(51,141,343)	667,722	135,377	(8,696,871)	(55,920,466)	2,589,386	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net realized and unrealized gain (loss)	(3,718,515)	2,904,416	1,401,657	26,626,731	123,926,446	9,626,388	4,545,899	6,537,343	44,612,233	27,143,410

Net increase (decrease) in net assets
from operations	$ (3,674,844)	$ 2,841,390	$ 1,390,527	$ 30,491,695	$ 133,333,398	$ 15,126,837	$ 5,453,484	$ 6,296,401	$ 39,666,119	$ 37,816,992

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Investment income
Dividends	$ 1,132,976	$ 236,627	$ 1,919,075	$ -	$ -	$ 1,650,420	$ 1,505,327	$ 9,609,609	$ 100,589,155	$ 8,838,940

Expenses
Insurance charges (Note 3)	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Total expenses	155,921	62,132	1,841,850	8,671,495	15,546	1,987,688	1,627,498	5,857,599	44,851,872	5,291,781
Net investment income (loss)	977,055	174,495	77,225	(8,671,495)	(15,546)	(337,268)	(122,171)	3,752,010	55,737,283	3,547,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	531,284	-	-	-	4,587,898	1,715,517	30,044	-	-
Investments	(27,416,638)	311,712	(20,601,915)	(61,275,270)	(4,789)	(13,426,085)	(2,700,131)	(35,347,166)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net realized and unrealized gain (loss)	(3,706,879)	1,081,340	25,374,967	142,803,781	(78,784)	21,673,600	26,413,627	90,267,944	513,212,101	97,194,126

Net increase (decrease) in net assets
from operations	$ (2,729,824)	$ 1,255,835	$ 25,452,192	$ 134,132,286	$ (94,330)	$ 21,336,332	$ 26,291,456	$ 94,019,954	$ 568,949,384	$ 100,741,285

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Investment income
Dividends	$ -	$ 3,215,347	$ 3,537,612	$ 185,346	$ -	$ 59,905	$ 3,438,080	$ 8,204,665	$ 788,504	$ 2,471,176

Expenses
Insurance charges (Note 3)	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Total expenses	1,153,050	1,139,022	6,251,156	102,870	4,962,028	422,472	4,571,398	8,019,069	1,272,854	4,361,802
Net investment income (loss)	(1,153,050)	2,076,325	(2,713,544)	82,476	(4,962,028)	(362,567)	(1,133,318)	185,596	(484,350)	(1,890,626)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	29,214,193	640,331	-	-	-	-	-	-
Investments	(7,314,036)	(9,879,373)	(51,083,274)	271,128	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net realized and unrealized gain (loss)	20,533,054	18,174,268	70,668,856	1,410,229	52,954,295	4,261,482	88,037,067	121,279,761	32,435,201	9,090,799

Net increase (decrease) in net assets
from operations	$ 19,380,004	$ 20,250,593	$ 67,955,312	$ 1,492,705	$ 47,992,267	$ 3,898,915	$ 86,903,749	$ 121,465,357	$ 31,950,851	$ 7,200,173

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Investment income
Dividends	$ 2,550,860	$ 147,856	$ 640,123	$ 4,126,817	$ 2,128,807	$ 4,399	$ -	$ 15,731,170	$ 37,184,207	$ 2,904,837

Expenses
Insurance charges (Note 3)	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Total expenses	4,538,347	2,191,203	8,385,217	3,967,198	2,038,434	757,734	1,706,845	8,823,255	19,458,333	395,320
Net investment income (loss)	(1,987,487)	(2,043,347)	(7,745,094)	159,619	90,373	(753,335)	(1,706,845)	6,907,915	17,725,874	2,509,517

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,766,998	-	-	-	8,667,618	-	-	-	39,557,175	-
Investments	(26,446,035)	(2,365,479)	(98,189,308)	(45,707,698)	(15,563,703)	3,710,416	7,811,603	(6,012,254)	670,211	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net realized and unrealized gain (loss)	79,077,669	62,538,674	67,736,123	50,732,835	40,318,858	16,634,224	48,541,527	67,155,124	125,242,050	6,197,226

Net increase (decrease) in net assets
from operations	$ 77,090,182	$ 60,495,327	$ 59,991,029	$ 50,892,454	$ 40,409,231	$ 15,880,889	$ 46,834,682	$ 74,063,039	$ 142,967,924	$ 8,706,743

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Investment income
Dividends	$ 27,904,671	$ 72,662	$ 50,418	$ 3,852,503	$ 3,271,112	$ 4,906,975	$ 9,625	$ 1,589,730	$ 2,688,609	$ 3,754,159

Expenses
Insurance charges (Note 3)	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Total expenses	5,393,973	180,510	140,941	1,018,237	916,177	6,559,870	1,046,084	748,608	1,543,919	1,815,446
Net investment income (loss)	22,510,698	(107,848)	(90,523)	2,834,266	2,354,935	(1,652,895)	(1,036,459)	841,122	1,144,690	1,938,713

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	163,247	4,180	-	921,067	1,007,603	2,120,551
Investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,303,134	(5,460,702)	2,227,986	(1,615,057)	(1,887,011)	(6,283,009)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net realized and unrealized gain (loss)	93,569,132	3,584,475	2,658,631	22,090,269	21,661,112	150,539,037	22,132,834	10,974,989	16,422,373	23,415,082

Net increase (decrease) in net assets
from operations	$ 116,079,830	$ 3,476,627	$ 2,568,108	$ 24,924,535	$ 24,016,047	$ 148,886,142	$ 21,096,375	$ 11,816,111	$ 17,567,063	$ 25,353,795

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Investment income
Dividends	$ 18,533	$ 2,464	$ 15,994	$ 9,766,001	$ 9,379,988	$ 20,814,214	$ 10,088,449	$ 9,866,449	$ 3,563	$ 16,437

Expenses
Insurance charges (Note 3)	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Total expenses	780,011	964	802,928	6,186,639	7,870,455	14,754,132	11,018,038	19,041,315	1,068	1,764
Net investment income (loss)	(761,478)	1,500	(786,934)	3,579,362	1,509,533	6,060,082	(929,589)	(9,174,866)	2,495	14,673

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	9	15,048,762	5,459,571	39,354,065	10,111,050	36,855,384	-	-
Investments	(1,187,257)	(330,238)	(1,714,551)	(26,200,185)	(11,002,192)	(60,744,492)	(23,143,619)	(49,520,939)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net realized and unrealized gain (loss)	13,821,801	(34,882)	20,288,757	100,786,483	50,426,676	215,202,371	103,776,629	240,839,314	(27,870)	(72,501)

Net increase (decrease) in net assets
from operations	$ 13,060,323	$ (33,382)	$ 19,501,823	$ 104,365,845	$ 51,936,209	$ 221,262,453	$ 102,847,040	$ 231,664,448	$ (25,375)	$ (57,828)

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$ 893,387	$ 332,197	$ 188,046	$ 1,904,907	$ 8,394	$ 14,975,061	$ 1,768,112	$ 3,280,527	$ 1,277,214	$ -

Expenses
Insurance charges (Note 3)	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Total expenses	386,477	183,406	105,540	648,126	646,366	8,133,469	16,843,346	2,992,312	6,063,084	6,637,191
Net investment income (loss)	506,910	148,791	82,506	1,256,781	(637,972)	6,841,592	(15,075,234)	288,215	(4,785,870)	(6,637,191)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	463,948	292,155	1,200,309	6	-	-	-	-	300,021
Investments	(2,625,761)	(970,172)	(672,600)	(2,796,550)	(2,996,866)	(21,221,781)	2	(17,170,845)	(26,691,263)	(32,131,179)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net realized and unrealized gain (loss)	5,658,298	3,290,949	2,078,005	5,318,142	11,261,947	84,752,982	1	39,676,796	143,260,180	161,619,894

Net increase (decrease) in net assets
from operations	$ 6,165,208	$ 3,439,740	$ 2,160,511	$ 6,574,923	$ 10,623,975	$ 91,594,574	$ (15,075,233)	$ 39,965,011	$ 138,474,310	$ 154,982,703

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Investment income
Dividends	$ 5,033,868	$ 4,244,294

Expenses
Insurance charges (Note 3)	2,170,315	3,967,547
Total expenses	2,170,315	3,967,547
Net investment income (loss)	2,863,553	276,747

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,629,992	-
Investments	(1,382,461)	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net realized and unrealized gain (loss)	4,179,387	75,813,977

Net increase (decrease) in net assets
from operations	$ 7,042,940	$ 76,090,724

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$ (816,915)	$ (1,402,531)	$ (1,559,446)	$ (991,751)	$ 1,466,843	$ 870,819	$ (2,228,909)	$ (917,391)	$ 2,059,781	$ 582,666
Net realized gain (loss) on investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net increase (decrease) in net assets
from operations	10,888,353	20,811,955	22,943,850	14,013,330	46,348,753	39,590,420	37,446,211	16,662,119	38,410,133	51,133,116

Contract transactions 1
Purchase payments (Note 4)	134,780,147	177,737,972	202,781,005	112,881,752	50,207,822	41,598,805	52,303,915	20,618,222	66,123,809	60,511,926
Surrenders and terminations	(1,671,981)	(2,949,649)	(2,406,119)	(3,208,152)	(8,083,328)	(10,275,912)	(11,223,302)	(3,945,379)	(16,056,595)	(10,820,593)
Transfers between portfolios	50,801,721	108,247,580	127,755,647	102,060,389	13,773,224	7,542,616	13,211,822	15,210,648	3,453,898	19,324,111
Net annuitization transactions	-	-	23,601	22,307	(23,762)	(78,371)	(8,815)	(53,972)	(7,226)	(48,608)
Policyholder charges (Note 3)	(19,542)	(70,966)	(37,497)	(62,160)	(178,201)	(176,616)	(150,590)	(76,602)	(204,320)	(165,462)
Net increase (decrease) in net assets from
contract transactions	183,890,345	282,964,937	328,116,637	211,694,136	55,695,755	38,610,522	54,133,030	31,752,917	53,309,566	68,801,374

Net increase (decrease) in net assets	194,778,698	303,776,892	351,060,487	225,707,466	102,044,508	78,200,942	91,579,241	48,415,036	91,719,699	119,934,490

Net assets beginning of period	-	-	-	-	112,538,812	108,749,870	127,034,559	37,619,933	173,338,524	120,056,205

Net assets end of period	$ 194,778,698	$ 303,776,892	$ 351,060,487	$ 225,707,466	$ 214,583,320	$ 186,950,812	$ 218,613,800	$ 86,034,969	$ 265,058,223	$ 239,990,695

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606

Units Issued	15,892,360	23,533,259	26,581,484	17,090,791	10,198,879	5,934,245	9,282,054	4,378,527	9,610,375	4,925,397
Units Redeemed	(422,983)	(330,015)	(417,995)	(747,149)	(3,902,898)	(3,263,865)	(3,355,503)	(1,452,496)	(4,510,987)	(1,767,617)

Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	20,032,539	12,731,401	20,597,727	7,001,617	24,522,417	10,688,386

(a) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$ 292,059	$ (2,519,913)	$ (1,872,494)	$ (415,736)	$ (94,423)	$ (2,130,539)	$ (9,960,680)	$ 391,772	$ 16,861,755	$ 2,959,133
Net realized gain (loss) on investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net increase (decrease) in net assets
from operations	14,123,439	55,965,677	119,639,318	15,082,494	14,469,953	40,936,723	160,843,302	13,970,349	79,147,266	23,004,580

Contract transactions 1
Purchase payments (Note 4)	33,137,695	87,174,011	116,022,431	30,962,304	16,344,157	40,768,594	138,446,218	24,827,371	88,165,526	50,225,740
Surrenders and terminations	(1,611,755)	(11,370,459)	(17,173,298)	(2,881,790)	(5,090,476)	(8,224,084)	(37,974,325)	(2,516,608)	(18,385,320)	(5,012,373)
Transfers between portfolios	31,383,684	28,990,685	106,251,364	3,436,951	13,619,050	(1,274,818)	(17,843,548)	11,737,253	43,898,818	16,868,096
Net annuitization transactions	(1,367)	(3,840)	(86,031)	(13,744)	(65,941)	(83,269)	(11,705)	-	20,677	-
Policyholder charges (Note 3)	(24,299)	(191,301)	(403,903)	(54,108)	(63,496)	(122,615)	(791,754)	(65,223)	(351,477)	(83,670)
Net increase (decrease) in net assets from
contract transactions	62,883,958	104,599,096	204,610,563	31,449,613	24,743,294	31,063,808	81,824,886	33,982,793	113,348,224	61,997,793

Net increase (decrease) in net assets	77,007,397	160,564,773	324,249,881	46,532,107	39,213,247	72,000,531	242,668,188	47,953,142	192,495,490	85,002,373

Net assets beginning of period	15,040,264	123,759,835	175,642,940	40,232,681	37,395,642	107,791,438	552,969,807	34,779,687	214,039,597	60,997,592

Net assets end of period	$ 92,047,661	$ 284,324,608	$ 499,892,821	$ 86,764,788	$ 76,608,889	$ 179,791,969	$ 795,637,995	$ 82,732,829	$ 406,535,087	$ 145,999,965

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,365,422	7,728,693	26,782,530	6,153,726	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006

Units Issued	13,466,360	6,520,991	36,101,402	8,106,292	2,980,042	4,566,454	29,339,733	6,836,741	18,615,968	11,061,723
Units Redeemed	(3,130,484)	(1,358,572)	(11,289,949)	(3,485,568)	(1,136,790)	(2,856,119)	(18,456,543)	(1,757,810)	(5,790,529)	(1,790,202)

Units Outstanding at December 31, 2009	13,701,298	12,891,112	51,593,983	10,774,450	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026	19,404,527

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ (584,252)	$ 9,911,884	$ (766,998)	$ (345,988)	$ (292,949)	$ 6,363,898	$ (1,294,223)	$ 2,978,901	$ 2,145,560	$ (987,656)
Net realized gain (loss) on investments	(10,346,529)	(963,243)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net increase (decrease) in net assets
from operations	24,319,946	33,631,665	7,639,630	25,672,545	546,572	52,903,127	29,532,799	6,768,871	141,029,040	38,916,085

Contract transactions 1
Purchase payments (Note 4)	31,061,480	57,889,476	43,841,044	31,403,308	47,442,191	40,040,082	18,654,145	86,290,551	125,316,587	18,026,040
Surrenders and terminations	(4,964,720)	(23,937,923)	(2,665,303)	(5,814,844)	(755,847)	(12,905,068)	(7,433,043)	(42,156,295)	(16,453,355)	(8,785,434)
Transfers between portfolios	18,368,972	21,669,835	69,223,162	14,175,445	110,604,101	2,874,018	10,001,688	(108,619,673)	133,360,431	(7,971,694)
Net annuitization transactions	(16,746)	(75,857)	-	(8,494)	-	(40,273)	(8,344)	(188,074)	(30,139)	(76,743)
Policyholder charges (Note 3)	(85,301)	(379,256)	(40,272)	(103,191)	(5,260)	(237,616)	(110,288)	(726,857)	(258,383)	(126,033)
Net increase (decrease) in net assets from
contract transactions	44,363,685	55,166,275	110,358,631	39,652,224	157,285,185	29,731,143	21,104,158	(65,400,348)	241,935,141	1,066,136

Net increase (decrease) in net assets	68,683,631	88,797,940	117,998,261	65,324,769	157,831,757	82,634,270	50,636,957	(58,631,477)	382,964,181	39,982,221

Net assets beginning of period	57,615,127	276,385,247	8,742,623	64,798,851	-	187,536,202	64,780,497	448,359,641	148,734,173	110,320,795

Net assets end of period	$ 126,298,758	$ 365,183,187	$ 126,740,884	$ 130,123,620	$ 157,831,757	$ 270,170,472	$ 115,417,454	$ 389,728,164	$ 531,698,354	$ 150,303,016

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,518,888	14,922,597	906,471	7,952,292	-	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624

Units Issued	8,767,162	6,720,724	11,093,850	7,129,432	15,448,856	8,015,030	2,415,986	10,893,235	31,627,112	2,798,736
Units Redeemed	(3,777,987)	(4,143,670)	(1,134,668)	(2,866,398)	(86,585)	(5,528,689)	(1,264,539)	(14,956,290)	(7,718,933)	(2,944,936)

Units Outstanding at December 31, 2009	12,508,063	17,499,651	10,865,653	12,215,326	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424

(a) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 43,671	$ (63,026)	$ (11,130)	$ 3,864,964	$ 9,406,952	$ 5,500,449	$ 907,585	$ (240,942)	$ (4,946,114)	$ 10,673,582
Net realized gain (loss) on investments	(51,141,343)	778,899	135,377	(3,040,589)	(55,920,466)	2,907,651	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net increase (decrease) in net assets
from operations	(3,674,844)	2,841,390	1,390,527	30,491,695	133,333,398	15,126,837	5,453,484	6,296,401	39,666,119	37,816,992

Contract transactions 1
Purchase payments (Note 4)	1,998,425	7,010,413	3,801,217	52,909,648	13,604,054	106,034,719	6,885,169	6,252,024	19,623,643	22,165,766
Surrenders and terminations	(1,446,657)	(269,652)	(206,069)	(6,296,776)	(23,932,171)	(26,637,763)	(1,897,217)	(1,846,874)	(22,762,618)	(10,075,362)
Transfers between portfolios	(56,952,382)	12,900,249	5,829,761	7,438,766	(65,934,599)	57,748,974	1,155,785	184,247	(33,365,153)	(6,320,676)
Net annuitization transactions	-	-	-	(141,420)	(32,441)	(46,604)	-	-	(117,086)	(8,122)
Policyholder charges (Note 3)	(32,920)	(4,139)	(2,423)	(162,478)	(510,706)	(411,611)	(39,015)	(28,681)	(445,638)	(266,334)
Net increase (decrease) in net assets from
contract transactions	(56,433,534)	19,636,871	9,422,486	53,747,740	(76,805,863)	136,687,715	6,104,722	4,560,716	(37,066,852)	5,495,272

Net increase (decrease) in net assets	(60,108,378)	22,478,261	10,813,013	84,239,435	56,527,535	151,814,552	11,558,206	10,857,117	2,599,267	43,312,264

Net assets beginning of period	60,108,378	552,316	366,424	88,276,078	326,725,874	314,497,576	27,618,471	22,306,246	335,674,758	187,965,070

Net assets end of period	$ -	$ 23,030,577	$ 11,179,437	$ 172,515,513	$ 383,253,409	$ 466,312,128	$ 39,176,677	$ 33,163,363	$ 338,274,025	$ 231,277,334

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,376,693	65,786	43,984	14,348,414	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049

Units Issued	598,720	2,483,213	1,021,371	14,075,817	3,610,352	18,384,234	4,273,202	2,009,522	9,118,135	11,460,079
Units Redeemed	(6,975,413)	(650,268)	(72,562)	(5,609,842)	(13,110,817)	(7,363,832)	(3,170,625)	(1,606,006)	(15,749,227)	(10,029,364)

Units Outstanding at December 31, 2009	-	1,898,731	992,793	22,814,389	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Operations
Net investment income (loss)	$ 977,055	$ 174,495	$ 77,225	$ (8,671,495)	$ (15,546)	$ (337,268)	$ (122,171)	$ 3,752,010	$ 55,737,283	$ 3,547,159
Net realized gain (loss) on investments	(27,416,638)	842,996	(20,601,915)	(61,275,270)	(4,789)	(8,838,187)	(984,614)	(35,317,122)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net increase (decrease) in net assets
from operations	(2,729,824)	1,255,835	25,452,192	134,132,286	(94,330)	21,336,332	26,291,456	94,019,954	568,949,384	100,741,285

Contract transactions 1
Purchase payments (Note 4)	1,189,784	5,044,605	33,856,213	36,079,517	1,524,606	26,625,082	72,586,558	72,255,079	262,695,385	48,769,668
Surrenders and terminations	(982,723)	(248,797)	(7,006,282)	(37,433,694)	(41,291)	(8,447,083)	(5,644,731)	(23,956,078)	(161,709,473)	(16,987,984)
Transfers between portfolios	(40,181,578)	5,853,302	15,640,186	(84,224,207)	5,128,888	(6,578,903)	32,470,766	10,484,709	(303,300,088)	(26,341,550)
Net annuitization transactions	-	-	6,658	(93,292)	-	(2,446)	-	(7,586)	(33,261)	(20,283)
Policyholder charges (Note 3)	(23,014)	(1,836)	(135,765)	(764,963)	(1,640)	(162,267)	(127,184)	(421,214)	(4,038,570)	(457,182)
Net increase (decrease) in net assets from
contract transactions	(39,997,531)	10,647,274	42,361,010	(86,436,639)	6,610,563	11,434,383	99,285,409	58,354,910	(206,386,007)	4,962,669

Net increase (decrease) in net assets	(42,727,355)	11,903,109	67,813,202	47,695,647	6,516,233	32,770,715	125,576,865	152,374,864	362,563,377	105,703,954

Net assets beginning of period	42,727,355	392,902	72,119,554	523,596,857	-	118,315,363	56,122,504	296,336,432	2,750,039,606	288,762,199

Net assets end of period	$ -	$ 12,296,011	$ 139,932,756	$ 571,292,504	$ 6,516,233	$ 151,086,078	$ 181,699,369	$ 448,711,296	$3,112,602,983	$ 394,466,153

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,840,622	45,727	12,617,959	54,391,945	-	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565

Units Issued	1,314,667	1,201,909	16,929,457	6,725,337	754,127	6,323,041	16,660,805	11,382,122	53,024,690	11,345,328
Units Redeemed	(8,155,289)	(217,751)	(8,666,727)	(15,152,720)	(92,302)	(5,450,073)	(3,317,839)	(6,446,376)	(79,117,390)	(11,012,647)

Units Outstanding at December 31, 2009	-	1,029,885	20,880,689	45,964,562	661,825	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Operations
Net investment income (loss)	$ (1,153,050)	$ 2,076,325	$ (2,713,544)	$ 82,476	$ (4,962,028)	$ (362,567)	$ (1,133,318)	$ 185,596	$ (484,350)	$ (1,890,626)
Net realized gain (loss) on investments	(7,314,036)	(9,879,373)	(21,869,081)	911,459	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net increase (decrease) in net assets
from operations	19,380,004	20,250,593	67,955,312	1,492,705	47,992,267	3,898,915	86,903,749	121,465,357	31,950,851	7,200,173

Contract transactions 1
Purchase payments (Note 4)	19,715,127	13,757,894	81,666,117	6,637,129	14,838,903	7,718,838	50,136,857	113,010,052	21,010,156	17,527,236
Surrenders and terminations	(3,922,575)	(3,837,775)	(27,755,978)	(208,564)	(22,462,008)	(1,326,268)	(19,162,712)	(35,120,986)	(3,638,729)	(18,741,353)
Transfers between portfolios	(3,194,663)	(904,825)	9,788,473	7,312,778	(39,209,516)	(3,777,536)	6,682,218	111,160,082	32,914,041	(15,132,139)
Net annuitization transactions	(13,157)	(10,040)	(112,490)	-	(58,848)	-	(9,963)	(28,894)	(4,711)	(40,986)
Policyholder charges (Note 3)	(84,222)	(75,590)	(755,504)	(1,775)	(475,551)	(26,946)	(347,441)	(569,341)	(42,386)	(393,415)
Net increase (decrease) in net assets from
contract transactions	12,500,510	8,929,664	62,830,618	13,739,568	(47,367,020)	2,588,088	37,298,959	188,450,913	50,238,371	(16,780,657)

Net increase (decrease) in net assets	31,880,514	29,180,257	130,785,930	15,232,273	625,247	6,487,003	124,202,708	309,916,270	82,189,222	(9,580,484)

Net assets beginning of period	52,148,087	50,699,836	303,558,910	489,459	319,741,251	25,914,069	235,461,609	352,979,849	40,939,929	298,382,903

Net assets end of period	$ 84,028,601	$ 79,880,093	$ 434,344,840	$ 15,721,732	$ 320,366,498	$ 32,401,072	$ 359,664,317	$ 662,896,119	$ 123,129,151	$ 288,802,419

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,151,158	8,264,578	13,754,549	51,185	45,660,128	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779

Units Issued	4,877,321	5,960,370	9,376,988	1,491,799	6,637,383	2,404,864	9,218,878	35,019,311	12,006,134	5,112,834
Units Redeemed	(3,307,187)	(4,506,386)	(6,607,852)	(197,621)	(13,513,021)	(2,164,185)	(6,256,736)	(12,548,695)	(5,983,828)	(6,833,457)

Units Outstanding at December 31, 2009	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$ (1,987,487)	$ (2,043,347)	$ (7,745,094)	$ 159,619	$ 90,373	$ (753,335)	$ (1,706,845)	$ 6,907,915	$ 17,725,874	$ 2,509,517
Net realized gain (loss) on investments	(24,679,037)	(2,365,479)	(98,189,308)	(45,707,698)	(6,896,085)	3,710,416	7,811,603	(6,012,254)	40,227,386	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net increase (decrease) in net assets
from operations	77,090,182	60,495,327	59,991,029	50,892,454	40,409,231	15,880,889	46,834,682	74,063,039	142,967,924	8,706,743

Contract transactions 1
Purchase payments (Note 4)	45,930,519	46,967,071	43,144,144	28,217,229	31,807,289	22,558,163	59,852,680	144,670,236	399,258,367	2,008,657
Surrenders and terminations	(19,213,271)	(8,158,752)	(28,696,426)	(13,381,216)	(8,447,555)	(2,472,394)	(5,121,661)	(37,083,239)	(94,243,572)	(3,319,529)
Transfers between portfolios	65,990,001	76,400,940	(66,985,150)	(10,635,896)	5,257,393	56,624,948	90,448,292	90,713,123	356,925,100	(44,773,975)
Net annuitization transactions	(7,129)	(5,791)	(44,634)	(2,844)	(17,180)	(6,703)	(23,925)	(62,279)	(611,473)	(33,043)
Policyholder charges (Note 3)	(335,762)	(167,865)	(806,149)	(320,644)	(125,250)	(43,013)	(120,179)	(672,064)	(1,522,337)	(47,679)
Net increase (decrease) in net assets from
contract transactions	92,364,358	115,035,603	(53,388,215)	3,876,629	28,474,697	76,661,001	145,035,207	197,565,777	659,806,085	(46,165,569)

Net increase (decrease) in net assets	169,454,540	175,530,930	6,602,814	54,769,083	68,883,928	92,541,890	191,869,889	271,628,816	802,774,009	(37,458,826)

Net assets beginning of period	193,801,337	49,760,923	517,872,874	228,217,219	104,997,285	3,934,203	24,870,505	423,346,238	871,072,301	37,458,826

Net assets end of period	$ 363,255,877	$ 225,291,853	$ 524,475,688	$ 282,986,302	$ 173,881,213	$ 96,476,093	$ 216,740,394	$ 694,975,054	$1,673,846,310	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338	818,575	5,963,651	41,004,562	59,557,646	3,361,806

Units Issued	16,268,744	34,763,859	10,960,593	6,233,114	4,924,857	14,555,942	30,740,564	31,533,531	54,322,259	433,011
Units Redeemed	(6,363,444)	(11,386,109)	(16,761,323)	(5,786,514)	(2,490,195)	(3,365,602)	(7,702,058)	(14,239,192)	(13,892,457)	(3,794,817)

Units Outstanding at December 31, 2009	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000	12,008,915	29,002,157	58,298,901	99,987,448	-

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 22,510,698	$ (107,848)	$ (90,523)	$ 2,834,266	$ 2,354,935	$ (1,652,895)	$ (1,036,459)	$ 841,122	$ 1,144,690	$ 1,938,713
Net realized gain (loss) on investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,466,381	(5,456,522)	2,227,986	(693,990)	(879,408)	(4,162,458)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net increase (decrease) in net assets
from operations	116,079,830	3,476,627	2,568,108	24,924,535	24,016,047	148,886,142	21,096,375	11,816,111	17,567,063	25,353,795

Contract transactions 1
Purchase payments (Note 4)	92,774,566	4,059,038	4,846,156	8,360,787	46,382,574	161,336,396	21,331,749	33,324,954	66,708,865	92,435,183
Surrenders and terminations	(26,882,523)	(857,324)	(691,375)	(7,565,988)	(2,489,803)	(20,077,033)	(3,481,661)	(1,906,420)	(4,993,623)	(5,605,625)
Transfers between portfolios	137,395,776	9,188,738	3,272,306	7,700,224	31,582,415	46,524,447	23,348,460	6,711,978	23,947,924	10,673,245
Net annuitization transactions	(65,077)	-	-	(22,351)	-	5,493	-	-	-	-
Policyholder charges (Note 3)	(408,128)	(15,045)	(9,465)	(75,765)	(23,583)	(391,165)	(59,895)	(36,007)	(91,914)	(88,848)
Net increase (decrease) in net assets from
contract transactions	202,814,614	12,375,407	7,417,622	8,396,907	75,451,603	187,398,138	41,138,653	38,094,505	85,571,252	97,413,955

Net increase (decrease) in net assets	318,894,444	15,852,034	9,985,730	33,321,442	99,467,650	336,284,280	62,235,028	49,910,616	103,138,315	122,767,750

Net assets beginning of period	172,415,363	3,372,961	4,762,511	55,567,160	12,101,739	255,728,801	26,645,324	25,006,910	55,788,106	71,318,733

Net assets end of period	$ 491,309,807	$ 19,224,995	$ 14,748,241	$ 88,888,602	$ 111,569,389	$ 592,013,081	$ 88,880,352	$ 74,917,526	$ 158,926,421	$ 194,086,483

1 Contract unit transactions
Units Outstanding at December 31, 2008	19,369,586	599,363	764,360	5,526,336	2,043,679	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410

Units Issued	30,774,932	2,863,013	2,040,305	2,055,410	13,044,460	38,163,501	10,839,264	8,504,611	13,102,652	17,399,680
Units Redeemed	(12,716,479)	(1,103,658)	(1,009,805)	(1,462,373)	(1,452,266)	(12,956,535)	(5,615,625)	(2,830,266)	(2,588,431)	(4,210,791)

Units Outstanding at December 31, 2009	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444	9,096,128	9,670,525	17,855,311	23,763,299

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Operations
Net investment income (loss)	$ (761,478)	$ 1,500	$ (786,934)	$ 3,579,362	$ 1,509,533	$ 6,060,082	$ (929,589)	$ (9,174,866)	$ 2,495	$ 14,673
Net realized gain (loss) on investments	(1,187,257)	(330,238)	(1,714,542)	(11,151,423)	(5,542,621)	(21,390,427)	(13,032,569)	(12,665,555)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net increase (decrease) in net assets
from operations	13,060,323	(33,382)	19,501,823	104,365,845	51,936,209	221,262,453	102,847,040	231,664,448	(25,375)	(57,828)

Contract transactions 1
Purchase payments (Note 4)	26,664,295	-	15,598,513	102,461,227	151,202,813	339,550,227	269,442,092	424,403,083	-	-
Surrenders and terminations	(2,529,755)	(42,001)	(2,441,510)	(29,560,206)	(40,334,117)	(68,640,095)	(47,349,439)	(87,082,951)	(6,080)	(17,544)
Transfers between portfolios	8,404,659	(472,925)	24,179,456	(2,738,289)	35,597,643	116,962,865	95,085,732	155,178,882	(552,040)	(1,032,818)
Net annuitization transactions	-	-	-	(79,546)	(11,971)	15,692	(31,417)	(122,951)	-	-
Policyholder charges (Note 3)	(37,644)	(140)	(48,067)	(554,801)	(549,315)	(1,170,088)	(714,186)	(1,346,394)	-	-
Net increase (decrease) in net assets from
contract transactions	32,501,555	(515,066)	37,288,392	69,528,385	145,905,053	386,718,601	316,432,782	491,029,669	(558,120)	(1,050,362)

Net increase (decrease) in net assets	45,561,878	(548,448)	56,790,215	173,894,230	197,841,262	607,981,054	419,279,822	722,694,117	(583,495)	(1,108,190)

Net assets beginning of period	33,656,301	548,448	29,550,583	334,779,087	374,871,333	721,594,391	511,031,299	902,364,841	583,495	1,108,190

Net assets end of period	$ 79,218,179	$ -	$ 86,340,798	$ 508,673,317	$ 572,712,595	$1,329,575,445	$ 930,311,121	$1,625,058,958	$ -	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	4,731,377	75,425	4,725,201	34,272,981	38,037,594	70,370,398	53,018,314	83,110,942	73,605	128,629

Units Issued	6,145,813	196	8,803,911	12,910,033	25,142,172	43,436,629	41,296,788	52,017,035	2,575	7,240
Units Redeemed	(1,719,202)	(75,621)	(4,588,115)	(7,022,339)	(11,311,249)	(11,596,460)	(11,925,157)	(12,987,578)	(76,180)	(135,869)

Units Outstanding at December 31, 2009	9,157,988	-	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945	122,140,399	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 506,910	$ 148,791	$ 82,506	$ 1,256,781	$ (637,972)	$ 6,841,592	$ (15,075,234)	$ 288,215	$ (4,785,870)	$ (6,637,191)
Net realized gain (loss) on investments	(2,625,761)	(506,224)	(380,445)	(1,596,241)	(2,996,860)	(21,221,781)	2	(17,170,845)	(26,691,263)	(31,831,158)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net increase (decrease) in net assets
from operations	6,165,208	3,439,740	2,160,511	6,574,923	10,623,975	91,594,574	(15,075,233)	39,965,011	138,474,310	154,982,703

Contract transactions 1
Purchase payments (Note 4)	11,390,690	9,492,151	4,542,336	11,024,736	11,359,718	175,736,149	386,101,405	49,464,124	90,478,710	114,266,202
Surrenders and terminations	(910,455)	(245,193)	(298,620)	(3,032,077)	(2,156,446)	(42,129,612)	(174,306,804)	(13,217,033)	(32,780,679)	(29,936,585)
Transfers between portfolios	(41,752,318)	(22,954,037)	(12,505,704)	(60,060,356)	5,322,494	41,459,525	(578,994,615)	16,166,183	51,614,624	42,509,245
Net annuitization transactions	-	-	-	-	-	(117,216)	(694,184)	(26,470)	(64,750)	(179,645)
Policyholder charges (Note 3)	(24,851)	(8,472)	(16,684)	(59,418)	(48,096)	(550,152)	(3,780,093)	(203,954)	(483,014)	(468,406)
Net increase (decrease) in net assets from
contract transactions	(31,296,934)	(13,715,551)	(8,278,672)	(52,127,115)	14,477,670	174,398,694	(371,674,291)	52,182,850	108,764,891	126,190,811

Net increase (decrease) in net assets	(25,131,726)	(10,275,811)	(6,118,161)	(45,552,192)	25,101,645	265,993,268	(386,749,524)	92,147,861	247,239,201	281,173,514

Net assets beginning of period	25,131,726	10,275,811	6,118,161	45,552,192	28,398,904	432,805,939	1,200,692,288	153,536,896	301,125,206	309,195,829

Net assets end of period	$ -	$ -	$ -	$ -	$ 53,500,549	$ 698,799,207	$ 813,942,764	$ 245,684,757	$ 548,364,407	$ 590,369,343

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,142,804	1,329,083	808,409	5,098,365	4,461,877	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367

Units Issued	2,252,399	1,752,813	984,181	2,350,213	5,379,546	11,154,272	47,476,202	6,160,305	7,861,055	6,102,206
Units Redeemed	(5,395,203)	(3,081,896)	(1,792,590)	(7,448,578)	(3,865,426)	(3,990,272)	(77,531,118)	(2,880,201)	(3,252,387)	(2,447,530)

Units Outstanding at December 31, 2009	-	-	-	-	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ 2,863,553	$ 276,747
Net realized gain (loss) on investments	247,531	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net increase (decrease) in net assets
from operations	7,042,940	76,090,724

Contract transactions 1
Purchase payments (Note 4)	45,865,205	44,136,191
Surrenders and terminations	(10,384,688)	(19,594,489)
Transfers between portfolios	52,757,705	14,206,122
Net annuitization transactions	(22,466)	(47,762)
Policyholder charges (Note 3)	(117,223)	(253,330)
Net increase (decrease) in net assets from
contract transactions	88,098,533	38,446,732

Net increase (decrease) in net assets	95,141,473	114,537,456

Net assets beginning of period	87,243,862	204,239,876

Net assets end of period	$ 182,385,335	$ 318,777,332

1 Contract unit transactions
Units Outstanding at December 31, 2008	8,977,863	21,769,944

Units Issued	14,797,655	8,083,096
Units Redeemed	(6,075,252)	(4,695,000)

Units Outstanding at December 31, 2009	17,700,266	25,158,040

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian	Guardian U.S.	Global Natural	Credit Suisse
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	International Small	Growth Equity	Resources	Long/Short
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Cap Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 662,158	$ (1,949,641)	$ (2,561,439)	$ (811,989)	$ (970,238)	$ (2,354,942)	$ (165,073)	$ (2,288,549)	$ (4,859,049)	$ (439,426)
Net realized gain (loss) on investments	(6,019,890)	21,440,030	(1,361,786)	1,575,238	11,436,586	(9,264,001)	(3,626,943)	(6,219,109)	(37,787,393)	921,501
Net change in unrealized appreciation
(depreciation) on investments	(65,661,515)	(102,301,906)	(76,098,187)	(26,396,270)	(83,604,384)	(72,691,339)	(6,843,195)	(71,963,477)	(151,680,404)	(11,223,299)
Net increase (decrease) in net assets
from operations	(71,019,247)	(82,811,517)	(80,021,412)	(25,633,021)	(73,138,036)	(84,310,282)	(10,635,211)	(80,471,135)	(194,326,846)	(10,741,224)

Contract transactions 1
Purchase payments (Note 4)	34,569,226	19,282,771	22,066,977	6,865,959	53,311,168	40,288,996	13,121,006	43,343,345	102,036,200	15,210,469
Surrenders and terminations	(9,185,016)	(15,643,289)	(14,824,668)	(4,357,736)	(19,813,402)	(15,323,959)	(561,348)	(16,334,998)	(18,135,190)	(1,036,874)
Transfers between portfolios	24,271,965	(15,144,697)	6,177,650	(8,261,946)	29,345,892	24,218,716	11,137,508	25,843,341	(8,170,081)	17,617,322
Net annuitization transactions	(52,845)	(28,929)	(41,859)	(125,711)	(91,990)	(60,362)	-	(42,599)	(113,851)	(43,625)
Policyholder charges (Note 3)	(231,265)	(189,271)	(220,932)	(85,484)	(258,406)	(163,098)	(7,620)	(204,383)	(442,831)	(20,719)
Net increase (decrease) in net assets from
contract transactions	49,372,065	(11,723,415)	13,157,168	(5,964,918)	62,493,262	48,960,293	23,689,546	52,604,706	75,174,247	31,726,573

Net increase (decrease) in net assets	(21,647,182)	(94,534,932)	(66,864,244)	(31,597,939)	(10,644,774)	(35,349,989)	13,054,335	(27,866,429)	(119,152,599)	20,985,349

Net assets beginning of period	134,185,994	203,284,802	193,898,803	69,217,872	183,983,298	155,406,194	1,985,929	151,626,264	294,795,539	19,247,332

Net assets end of period	$ 112,538,812	$ 108,749,870	$ 127,034,559	$ 37,619,933	$ 173,338,524	$ 120,056,205	$ 15,040,264	$ 123,759,835	$ 175,642,940	$ 40,232,681

1 Contract unit transactions
Units Outstanding at December 31, 2007	10,354,984	10,936,421	13,728,758	4,447,846	14,527,869	5,770,334	201,502	5,756,080	21,576,768	1,804,423

Units Issued	10,762,356	2,695,045	5,634,448	1,765,260	10,887,730	4,599,804	5,048,951	3,826,332	25,601,253	5,672,931
Units Redeemed	(7,380,782)	(3,570,445)	(4,692,030)	(2,137,520)	(5,992,570)	(2,839,532)	(1,885,031)	(1,853,719)	(20,395,491)	(1,323,628)

Units Outstanding at December 31, 2008	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606	3,365,422	7,728,693	26,782,530	6,153,726

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

				JNL/Franklin			JNL/Franklin	JNL/	JNL/Goldman	JNL/
	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs
	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap
	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio(a)	Value Portfolio
Operations
Net investment income (loss)	$ 567,503	$ (2,187,336)	$ (2,025,908)	$ (714,801)	$ (4,189,522)	$ (1,143,835)	$ (307,621)	$ 6,015,429	$ (20,644)	$ (563,460)
Net realized gain (loss) on investments	10,052,362	(9,419,384)	(56,912,119)	(4,470,246)	(23,033,796)	(6,953,815)	(2,605,305)	3,098,821	(29,362)	244,279
Net change in unrealized appreciation
(depreciation) on investments	(36,484,953)	(55,600,313)	(262,705,773)	(17,901,248)	(71,102,309)	(26,037,663)	(24,184,597)	(34,779,113)	84,166	(39,238,534)
Net increase (decrease) in net assets
from operations	(25,865,088)	(67,207,033)	(321,643,800)	(23,086,295)	(98,325,627)	(34,135,313)	(27,097,523)	(25,664,863)	34,160	(39,557,715)

Contract transactions 1
Purchase payments (Note 4)	3,137,917	20,748,987	194,436,331	16,248,888	62,608,536	25,050,833	12,128,656	45,498,051	2,719,450	17,500,666
Surrenders and terminations	(6,524,392)	(12,865,971)	(38,593,346)	(2,287,708)	(16,771,742)	(4,153,764)	(3,589,077)	(31,527,694)	(67,201)	(5,611,623)
Transfers between portfolios	(3,543,617)	8,080,184	(42,777,203)	(3,198,228)	14,563,113	3,309,440	19,106,730	(41,184,511)	6,057,472	3,176,493
Net annuitization transactions	-	(18,973)	(39,547)	(31,762)	(23,474)	(33,219)	(9,503)	(61,271)	-	(4,995)
Policyholder charges (Note 3)	(63,321)	(147,204)	(897,721)	(60,557)	(315,394)	(87,714)	(74,599)	(472,053)	(1,258)	(113,144)
Net increase (decrease) in net assets from
contract transactions	(6,993,413)	15,797,023	112,128,514	10,670,633	60,061,039	24,085,576	27,562,207	(27,747,478)	8,708,463	14,947,397

Net increase (decrease) in net assets	(32,858,501)	(51,410,010)	(209,515,286)	(12,415,662)	(38,264,588)	(10,049,737)	464,684	(53,412,341)	8,742,623	(24,610,318)

Net assets beginning of period	70,254,143	159,201,448	762,485,093	47,195,349	252,304,185	71,047,329	57,150,443	329,797,588	-	89,409,169

Net assets end of period	$ 37,395,642	$ 107,791,438	$ 552,969,807	$ 34,779,687	$ 214,039,597	$ 60,997,592	$ 57,615,127	$ 276,385,247	$ 8,742,623	$ 64,798,851

1 Contract unit transactions
Units Outstanding at December 31, 2007	3,734,656	6,377,648	76,811,672	4,766,435	23,214,606	7,206,398	4,911,959	16,644,122	-	6,902,473

Units Issued	733,991	3,396,170	38,419,028	3,228,911	14,226,166	5,913,306	5,648,320	6,766,975	973,871	4,831,625
Units Redeemed	(1,154,092)	(2,683,342)	(26,556,647)	(1,982,718)	(8,967,185)	(2,986,698)	(3,041,391)	(8,488,500)	(67,400)	(3,781,806)

Units Outstanding at December 31, 2008	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006	7,518,888	14,922,597	906,471	7,952,292

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/			JNL/JPMorgan
	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	Global Basics	Global Leaders	10 x 10
	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 2,330,569	$ 746,782	$ (1,534,256)	$ 3,873,540	$ (2,406,338)	$ (752,062)	$ (1,439,066)	$ (684)	$ (567)	$ (385,124)
Net realized gain (loss) on investments	(2,924,748)	9,201,799	(2,238,153)	3,634,089	(1,878,277)	(30,878,744)	(16,500,014)	(12,440)	13,382	(5,131,364)
Net change in unrealized appreciation
(depreciation) on investments	(7,112,621)	(182,076,245)	(52,063,658)	9,295,629	(137,316,037)	(45,529,498)	(22,762,182)	14,639	22,780	(32,520,869)
Net increase (decrease) in net assets
from operations	(7,706,800)	(172,127,664)	(55,836,067)	16,803,258	(141,600,652)	(77,160,304)	(40,701,262)	1,515	35,595	(38,037,357)

Contract transactions 1
Purchase payments (Note 4)	22,178,819	47,875,143	8,253,144	41,947,693	71,453,366	13,608,117	7,583,126	494,717	295,886	52,363,075
Surrenders and terminations	(7,663,698)	(21,144,861)	(13,012,954)	(35,441,899)	(15,681,772)	(15,829,868)	(8,235,095)	(864)	(1,029)	(3,129,835)
Transfers between portfolios	14,589,429	(62,976,111)	(7,492,996)	234,687,634	(8,823,044)	(24,622,921)	(9,562,198)	56,951	35,974	26,250,945
Net annuitization transactions	(11,690)	(126,851)	(14,482)	(21,917)	(32,423)	(77,645)	473	-	-	-
Policyholder charges (Note 3)	(107,817)	(370,609)	(158,531)	(473,829)	(341,304)	(248,512)	(145,118)	(3)	(2)	(34,909)
Net increase (decrease) in net assets from
contract transactions	28,985,043	(36,743,289)	(12,425,819)	240,697,682	46,574,823	(27,170,829)	(10,358,812)	550,801	330,829	75,449,276

Net increase (decrease) in net assets	21,278,243	(208,870,953)	(68,261,886)	257,500,940	(95,025,829)	(104,331,133)	(51,060,074)	552,316	366,424	37,411,919

Net assets beginning of period	65,965,619	396,407,155	133,042,383	190,858,701	243,760,002	214,651,928	111,168,452	-	-	50,864,159

Net assets end of period	$ 87,243,862	$ 187,536,202	$ 64,780,497	$ 448,359,641	$ 148,734,173	$ 110,320,795	$ 60,108,378	$ 552,316	$ 366,424	$ 88,276,078

1 Contract unit transactions
Units Outstanding at December 31, 2007	6,282,624	22,558,033	6,122,148	11,779,367	17,320,893	11,206,112	7,129,999	-	-	5,187,556

Units Issued	11,035,122	7,742,480	1,680,430	26,294,411	16,929,231	2,574,070	2,535,741	72,384	88,396	12,492,561
Units Redeemed	(8,339,883)	(10,644,718)	(2,449,206)	(11,553,491)	(12,744,625)	(4,244,558)	(3,289,047)	(6,598)	(44,412)	(3,331,703)

Units Outstanding at December 31, 2008	8,977,863	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624	6,376,693	65,786	43,984	14,348,414

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	S&P 500 Stock	European 30	Financial	Global 15
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio(a)	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ 7,373,997	$ 8,436,845	$ 1,015,892	$ (265,429)	$ (8,943,454)	$ (3,603,247)	$ (50,617)	$ 772	$ 45,778	$ (14,916,097)
Net realized gain (loss) on investments	17,781,744	2,384,884	(10,989,394)	26,834	(15,753,538)	(54,615,268)	(3,411,945)	(491)	(15,084,453)	25,134,325
Net change in unrealized appreciation
(depreciation) on investments	(232,971,095)	(6,442,644)	(13,458,874)	(8,110,916)	(302,071,782)	(137,802,914)	(23,555,683)	17,486	(39,932,868)	(577,548,504)
Net increase (decrease) in net assets
from operations	(207,815,354)	4,379,085	(23,432,376)	(8,349,511)	(326,768,774)	(196,021,429)	(27,018,245)	17,767	(54,971,543)	(567,330,276)

Contract transactions 1
Purchase payments (Note 4)	27,285,218	49,177,839	3,938,609	3,777,706	35,177,814	50,665,272	7,157,877	180,244	25,879,102	90,310,693
Surrenders and terminations	(36,568,033)	(23,865,910)	(4,223,231)	(2,099,235)	(42,104,583)	(17,863,464)	(4,703,022)	(1,367)	(5,329,965)	(65,523,382)
Transfers between portfolios	(145,041,982)	(17,992,036)	(30,487,881)	11,060,331	(145,176,300)	(29,355,062)	(11,769,948)	196,262	55,024,475	(240,453,499)
Net annuitization transactions	(68,651)	(80,126)	(102,923)	-	(93,682)	(23,360)	(14,321)	-	9,200	(359,464)
Policyholder charges (Note 3)	(809,598)	(472,888)	(79,347)	(41,863)	(906,342)	(524,830)	(74,300)	(4)	(131,670)	(1,401,735)
Net increase (decrease) in net assets from
contract transactions	(155,203,046)	6,766,879	(30,954,773)	12,696,939	(153,103,093)	2,898,556	(9,403,714)	375,135	75,451,142	(217,427,387)

Net increase (decrease) in net assets	(363,018,400)	11,145,964	(54,387,149)	4,347,428	(479,871,867)	(193,122,873)	(36,421,959)	392,902	20,479,599	(784,757,663)

Net assets beginning of period	689,744,274	303,351,612	82,005,620	17,958,818	815,546,625	381,087,943	79,149,314	-	51,639,955	1,308,354,520

Net assets end of period	$ 326,725,874	$ 314,497,576	$ 27,618,471	$ 22,306,246	$ 335,674,758	$ 187,965,070	$ 42,727,355	$ 392,902	$ 72,119,554	$ 523,596,857

1 Contract unit transactions
Units Outstanding at December 31, 2007	57,880,581	25,865,848	13,424,784	1,718,632	73,138,636	36,492,226	7,792,688	-	4,370,519	68,945,392

Units Issued	6,823,763	13,269,239	6,665,794	3,202,902	10,307,980	16,912,438	4,243,687	46,960	12,863,680	12,054,340
Units Redeemed	(21,718,473)	(12,893,574)	(12,468,058)	(1,749,532)	(26,815,031)	(17,253,615)	(5,195,753)	(1,233)	(4,616,240)	(26,607,787)

Units Outstanding at December 31, 2008	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049	6,840,622	45,727	12,617,959	54,391,945

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ (1,087,433)	$ (126,399)	$ 1,648,842	$ 21,205,582	$ (6,439,452)	$ (1,297,692)	$ (1,241,685)	$ (5,126,721)	$ (929)	$ (9,330,992)
Net realized gain (loss) on investments	(3,235,312)	(2,285,609)	(6,782,307)	283,418,103	(13,097,234)	(2,210,184)	(8,190,797)	15,031,960	(17)	3,522,952
Net change in unrealized appreciation
(depreciation) on investments	(34,276,318)	(14,400,812)	(227,905,716)	(2,477,857,915)	(219,683,482)	(38,002,224)	(33,914,219)	(205,567,250)	35,235	(341,032,066)
Net increase (decrease) in net assets
from operations	(38,599,063)	(16,812,820)	(233,039,181)	(2,173,234,230)	(239,220,168)	(41,510,100)	(43,346,701)	(195,662,011)	34,289	(346,840,106)

Contract transactions 1
Purchase payments (Note 4)	24,177,929	31,288,244	54,569,865	619,667,899	151,193,264	13,731,323	26,207,703	93,555,547	205,837	30,350,164
Surrenders and terminations	(9,938,234)	(1,756,247)	(30,053,997)	(222,885,508)	(17,061,652)	(4,621,779)	(5,612,306)	(32,616,785)	(1,989)	(42,058,216)
Transfers between portfolios	36,395,898	15,521,811	(49,140,531)	(675,834,070)	18,432,200	(21,705,705)	10,071,632	(4,600,272)	251,323	(154,142,130)
Net annuitization transactions	(33,215)	-	(172,985)	(716,328)	46,453	(8,472)	-	(185,048)	-	(107,608)
Policyholder charges (Note 3)	(206,669)	(38,152)	(709,362)	(5,825,360)	(427,351)	(121,716)	(181,480)	(740,732)	(1)	(953,896)
Net increase (decrease) in net assets from
contract transactions	50,395,709	45,015,656	(25,507,010)	(285,593,367)	152,182,914	(12,726,349)	30,485,549	55,412,710	455,170	(166,911,686)

Net increase (decrease) in net assets	11,796,646	28,202,836	(258,546,191)	(2,458,827,597)	(87,037,254)	(54,236,449)	(12,861,152)	(140,249,301)	489,459	(513,751,792)

Net assets beginning of period	106,518,717	27,919,668	554,882,623	5,208,867,203	375,799,453	106,384,536	63,560,988	443,808,211	-	833,493,043

Net assets end of period	$ 118,315,363	$ 56,122,504	$ 296,336,432	$2,750,039,606	$ 288,762,199	$ 52,148,087	$ 50,699,836	$ 303,558,910	$ 489,459	$ 319,741,251

1 Contract unit transactions
Units Outstanding at December 31, 2007	8,577,438	2,823,670	27,401,164	376,758,384	31,419,740	8,393,161	5,504,285	12,229,193	-	58,972,536

Units Issued	10,939,140	7,063,431	8,051,522	84,496,080	27,646,962	3,869,096	7,500,480	10,585,765	52,875	8,308,621
Units Redeemed	(6,921,570)	(1,664,268)	(9,376,150)	(109,539,644)	(13,572,137)	(5,111,099)	(4,740,187)	(9,060,409)	(1,690)	(21,621,029)

Units Outstanding at December 31, 2008	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565	7,151,158	8,264,578	13,754,549	51,185	45,660,128

(a) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Operations
Net investment income (loss)	$ (435,698)	$ (2,014,631)	$ (190,602)	$ (764,522)	$ (6,496,636)	$ (1,058,413)	$ (1,260,615)	$ (11,657,888)	$ (605,705)	$ (454,623)
Net realized gain (loss) on investments	(1,537,583)	5,851,210	(13,879,071)	(4,423,393)	10,028,441	(3,227,361)	(8,041,319)	(1,666,742)	70,667,429	11,206,286
Net change in unrealized appreciation
(depreciation) on investments	(7,952,621)	(150,382,081)	(198,777,806)	(11,004,445)	(222,223,015)	(103,413,662)	(35,705,812)	(490,827,766)	(250,340,581)	(89,861,479)
Net increase (decrease) in net assets
from operations	(9,925,902)	(146,545,502)	(212,847,479)	(16,192,360)	(218,691,210)	(107,699,436)	(45,007,746)	(504,152,396)	(180,278,857)	(79,109,816)

Contract transactions 1
Purchase payments (Note 4)	6,131,114	31,637,211	47,935,478	11,953,193	31,371,756	26,082,609	17,723,149	127,732,107	48,956,398	19,769,113
Surrenders and terminations	(1,226,660)	(24,001,175)	(35,211,530)	(2,273,214)	(35,428,290)	(19,034,324)	(7,763,740)	(51,066,318)	(18,679,972)	(12,780,128)
Transfers between portfolios	8,236,158	(39,032,522)	(7,056,027)	15,063,129	(106,414,764)	(21,726,121)	(14,768,612)	(152,741,202)	(43,482,998)	(19,231,092)
Net annuitization transactions	-	(124,266)	(109,748)	-	(83,304)	(41,392)	(8,852)	(59,755)	(80,757)	(43,343)
Policyholder charges (Note 3)	(26,443)	(562,550)	(776,927)	(57,679)	(816,461)	(453,167)	(176,673)	(1,579,552)	(506,923)	(206,033)
Net increase (decrease) in net assets from
contract transactions	13,114,169	(32,083,302)	4,781,246	24,685,429	(111,371,063)	(15,172,395)	(4,994,728)	(77,714,720)	(13,794,252)	(12,491,483)

Net increase (decrease) in net assets	3,188,267	(178,628,804)	(208,066,233)	8,493,069	(330,062,273)	(122,871,831)	(50,002,474)	(581,867,116)	(194,073,109)	(91,601,299)

Net assets beginning of period	22,725,802	414,090,413	561,046,082	32,446,860	628,445,176	316,673,168	99,763,397	1,099,739,990	422,290,328	196,598,584

Net assets end of period	$ 25,914,069	$ 235,461,609	$ 352,979,849	$ 40,939,929	$ 298,382,903	$ 193,801,337	$ 49,760,923	$ 517,872,874	$ 228,217,219	$ 104,997,285

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,111,462	25,779,781	44,589,782	3,676,287	34,012,464	21,145,571	14,471,996	61,930,772	29,419,417	13,001,501

Units Issued	3,004,864	6,760,177	13,883,676	6,628,387	5,118,876	5,531,076	12,136,083	17,502,165	7,554,030	2,826,184
Units Redeemed	(1,473,398)	(8,653,244)	(12,689,602)	(3,535,289)	(11,792,561)	(6,455,641)	(13,585,053)	(23,009,254)	(8,723,649)	(3,903,347)

Units Outstanding at December 31, 2008	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/	JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity
	Portfolio(a)	Portfolio(a)	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio(b)
Operations
Net investment income (loss)	$ 15	$ (299,458)	$ (869,524)	$ 23,438,873	$ (711,146)	$ 15,036,090	$ (40,084)	$ (13,505)	$ 866,225	$ 35,447
Net realized gain (loss) on investments	(3,460,850)	(6,962,532)	(2,118,707)	30,856,744	(2,610,062)	(38,490,930)	(3,016,033)	(736,300)	5,392,193	(234,435)
Net change in unrealized appreciation
(depreciation) on investments	(841,418)	(8,196,803)	(53,220,897)	(75,446,225)	(25,004,940)	(49,152,243)	(1,746,476)	(1,551,437)	(59,148,066)	(1,399,049)
Net increase (decrease) in net assets
from operations	(4,302,253)	(15,458,793)	(56,209,128)	(21,150,608)	(28,326,148)	(72,607,083)	(4,802,593)	(2,301,242)	(52,889,648)	(1,598,037)

Contract transactions 1
Purchase payments (Note 4)	3,728,640	12,995,797	109,831,638	176,780,817	2,021,545	22,703,000	2,055,986	2,146,602	3,816,816	6,564,082
Surrenders and terminations	(153,596)	(1,647,258)	(37,243,724)	(73,731,800)	(9,740,697)	(23,942,259)	(325,885)	(157,785)	(14,135,513)	(54,504)
Transfers between portfolios	4,663,464	29,028,151	332,552,062	192,823,131	(2,195,945)	(20,707,517)	6,456,144	5,079,390	(490,622)	7,191,065
Net annuitization transactions	-	-	(103,216)	(369,359)	2,451	(123,025)	-	-	4,459	-
Policyholder charges (Note 3)	(2,052)	(47,392)	(871,168)	(1,291,431)	(73,130)	(397,477)	(10,691)	(4,454)	(106,925)	(867)
Net increase (decrease) in net assets from
contract transactions	8,236,456	40,329,298	404,165,592	294,211,358	(9,985,776)	(22,467,278)	8,175,554	7,063,753	(10,911,785)	13,699,776

Net increase (decrease) in net assets	3,934,203	24,870,505	347,956,464	273,060,750	(38,311,924)	(95,074,361)	3,372,961	4,762,511	(63,801,433)	12,101,739

Net assets beginning of period	-	-	75,389,774	598,011,551	75,770,750	267,489,724	-	-	119,368,593	-

Net assets end of period	$ 3,934,203	$ 24,870,505	$ 423,346,238	$ 871,072,301	$ 37,458,826	$ 172,415,363	$ 3,372,961	$ 4,762,511	$ 55,567,160	$ 12,101,739

1 Contract unit transactions
Units Outstanding at December 31, 2007	-	-	6,906,343	40,603,202	4,013,494	20,645,862	-	-	6,244,762	-

Units Issued	2,872,677	12,246,468	63,358,491	40,763,515	363,748	12,672,507	1,925,697	1,108,171	1,669,904	2,090,467
Units Redeemed	(2,054,102)	(6,282,817)	(29,260,272)	(21,809,071)	(1,015,436)	(13,948,783)	(1,326,334)	(343,811)	(2,388,330)	(46,788)

Units Outstanding at December 31, 2008	818,575	5,963,651	41,004,562	59,557,646	3,361,806	19,369,586	599,363	764,360	5,526,336	2,043,679

(a) Commencement of operations March 31, 2008.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P		JNL/	JNL/
		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed
	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative
	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ (2,972,658)	$ (81,264)	$ 13,582	$ (181,408)	$ (145,228)	$ 583,431	$ 49,641	$ (177,412)	$ (5,839,500)	$ 8,560,625
Net realized gain (loss) on investments	(12,180,790)	(2,462,453)	(2,024,054)	(1,996,076)	(3,225,855)	(1,170,192)	(45,438)	(5,182,041)	25,371,279	(3,935,859)
Net change in unrealized appreciation
(depreciation) on investments	(63,129,882)	(7,752,847)	(8,629,592)	(13,719,885)	(22,326,391)	(4,336,302)	(298,751)	(10,025,929)	(249,172,602)	(64,160,775)
Net increase (decrease) in net assets
from operations	(78,283,330)	(10,296,564)	(10,640,064)	(15,897,369)	(25,697,474)	(4,923,063)	(294,548)	(15,385,382)	(229,640,823)	(59,536,009)

Contract transactions 1
Purchase payments (Note 4)	162,935,583	14,439,648	13,585,815	24,570,384	38,525,307	17,734,079	69,832	20,177,260	48,167,113	85,536,507
Surrenders and terminations	(8,342,315)	(1,557,464)	(762,814)	(2,772,013)	(2,855,760)	(862,678)	(96,268)	(2,335,217)	(49,265,568)	(31,202,765)
Transfers between portfolios	157,543,060	17,872,336	7,154,126	16,374,392	22,982,433	20,834,474	54,208	15,336,252	(40,351,672)	139,780,670
Net annuitization transactions	-	-	-	(29,035)	-	153,197	-	-	(16,990)	64,633
Policyholder charges (Note 3)	(145,979)	(43,521)	(12,888)	(48,845)	(35,510)	(17,421)	(70)	(64,772)	(832,045)	(608,894)
Net increase (decrease) in net assets from
contract transactions	311,990,349	30,710,999	19,964,239	38,094,883	58,616,470	37,841,651	27,702	33,113,523	(42,299,162)	193,570,151

Net increase (decrease) in net assets	233,707,019	20,414,435	9,324,175	22,197,514	32,918,996	32,918,588	(266,846)	17,728,141	(271,939,985)	134,034,142

Net assets beginning of period	22,021,782	6,230,889	15,682,735	33,590,592	38,399,737	737,713	815,294	11,822,442	606,719,072	240,837,191

Net assets end of period	$ 255,728,801	$ 26,645,324	$ 25,006,910	$ 55,788,106	$ 71,318,733	$ 33,656,301	$ 548,448	$ 29,550,583	$ 334,779,087	$ 374,871,333

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,220,823	628,714	1,496,107	3,189,662	3,658,371	75,568	76,247	1,192,657	37,209,909	20,751,298

Units Issued	42,078,624	5,635,315	3,751,989	5,860,463	8,815,109	5,439,725	12,625	6,797,811	6,596,390	29,036,242
Units Redeemed	(5,952,969)	(2,391,540)	(1,251,916)	(1,709,035)	(1,899,070)	(783,916)	(13,447)	(3,265,267)	(9,533,318)	(11,749,946)

Units Outstanding at December 31, 2008	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410	4,731,377	75,425	4,725,201	34,272,981	38,037,594

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/	JNL/	JNL/S&P	JNL/S&P				JNL/
	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P
	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield
	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ (10,787,672)	$ 12,239,148	$ 6,581,941	$ 73,382	$ 96,153	$ (320,378)	$ (38,409)	$ (26,422)	$ 51,114	$ 31,939
Net realized gain (loss) on investments	51,999,312	(4,152,929)	21,456,483	(20,336)	(8,246)	(1,374,092)	(90,197)	(184,113)	(340,137)	(3,164,214)
Net change in unrealized appreciation
(depreciation) on investments	(470,914,100)	(145,635,471)	(395,760,052)	(248,256)	(306,907)	(8,954,796)	(4,090,812)	(2,588,390)	(7,954,488)	(8,598,047)
Net increase (decrease) in net assets
from operations	(429,702,460)	(137,549,252)	(367,721,628)	(195,210)	(219,000)	(10,649,266)	(4,219,418)	(2,798,925)	(8,243,511)	(11,730,322)

Contract transactions 1
Purchase payments (Note 4)	113,516,187	114,944,987	186,709,830	-	250,000	8,820,316	5,031,591	2,904,340	14,798,993	12,610,236
Surrenders and terminations	(100,625,361)	(43,894,327)	(94,586,596)	(14,817)	(39,857)	(1,472,377)	(442,001)	(471,927)	(3,653,879)	(988,777)
Transfers between portfolios	(60,637,993)	102,540,548	(71,938,436)	120,207	822,094	12,637,666	1,551,934	1,725,658	13,595,092	25,263,286
Net annuitization transactions	(347,073)	(54,837)	(517,739)	-	-	(6,245)	-	-	50,975	-
Policyholder charges (Note 3)	(1,681,825)	(883,703)	(1,469,983)	-	-	(22,133)	(7,200)	(17,564)	(39,316)	(20,866)
Net increase (decrease) in net assets from
contract transactions	(49,776,065)	172,652,668	18,197,076	105,390	1,032,237	19,957,227	6,134,324	4,140,507	24,751,865	36,863,879

Net increase (decrease) in net assets	(479,478,525)	35,103,416	(349,524,552)	(89,820)	813,237	9,307,961	1,914,906	1,341,582	16,508,354	25,133,557

Net assets beginning of period	1,201,072,916	475,927,883	1,251,889,393	673,315	294,953	15,823,765	8,360,905	4,776,579	29,043,838	3,265,347

Net assets end of period	$ 721,594,391	$ 511,031,299	$ 902,364,841	$ 583,495	$ 1,108,190	$ 25,131,726	$ 10,275,811	$ 6,118,161	$ 45,552,192	$ 28,398,904

1 Contract unit transactions
Units Outstanding at December 31, 2007	74,650,365	38,279,657	82,229,721	63,438	28,094	1,358,920	710,408	400,249	2,615,299	324,611

Units Issued	14,751,855	27,195,640	20,100,708	62,597	106,680	4,510,989	868,596	617,458	3,993,920	6,347,508
Units Redeemed	(19,031,822)	(12,456,983)	(19,219,487)	(52,430)	(6,145)	(2,727,105)	(249,921)	(209,298)	(1,510,854)	(2,210,242)

Units Outstanding at December 31, 2008	70,370,398	53,018,314	83,110,942	73,605	128,629	3,142,804	1,329,083	808,409	5,098,365	4,461,877

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/Select	JNL/Select	JNL/	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Value
	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ 4,227,809	$ 3,297,750	$ (3,029,089)	$ (6,471,387)	$ (6,747,855)	$ 778,784
Net realized gain (loss) on investments	9,319,740	8	(11,174,263)	(11,887,570)	9,570,094	14,360,234
Net change in unrealized appreciation
(depreciation) on investments	(137,331,388)	(8)	(63,620,285)	(219,540,661)	(220,233,224)	(159,230,308)
Net increase (decrease) in net assets
from operations	(123,783,839)	3,297,750	(77,823,637)	(237,899,618)	(217,410,985)	(144,091,290)

Contract transactions 1
Purchase payments (Note 4)	87,954,187	366,020,533	31,638,934	51,999,325	69,847,852	27,308,575
Surrenders and terminations	(49,461,508)	(228,882,959)	(14,210,335)	(50,427,000)	(41,988,315)	(29,092,465)
Transfers between portfolios	21,131,509	448,245,072	(2,863,043)	(20,114,007)	(11,219,185)	(16,644,674)
Net annuitization transactions	(293,748)	(1,189,009)	(76,342)	(391,044)	(94,978)	(199,977)
Policyholder charges (Note 3)	(624,516)	(4,805,226)	(263,568)	(585,445)	(586,821)	(361,741)
Net increase (decrease) in net assets from
contract transactions	58,705,924	579,388,411	14,225,646	(19,518,171)	15,958,553	(18,990,282)

Net increase (decrease) in net assets	(65,077,915)	582,686,161	(63,597,991)	(257,417,789)	(201,452,432)	(163,081,572)

Net assets beginning of period	497,883,854	618,006,127	217,134,887	558,542,995	510,648,261	367,321,448

Net assets end of period	$ 432,805,939	$1,200,692,288	$ 153,536,896	$ 301,125,206	$ 309,195,829	$ 204,239,876

1 Contract unit transactions
Units Outstanding at December 31, 2007	18,482,233	48,897,221	9,897,293	18,570,197	12,275,244	22,937,684

Units Issued	7,562,702	119,481,577	4,063,714	3,519,089	3,852,084	5,115,380
Units Redeemed	(5,619,500)	(73,717,657)	(3,293,875)	(4,522,701)	(3,638,961)	(6,283,120)

Units Outstanding at December 31, 2008	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367	21,769,944

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained one hundred-two (102) Portfolios during 2009, but currently contains ninety-two (92) Portfolios as of December 31, 2009, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P 4 Fund
JNL Institutional Alt 35 Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL Institutional Alt 50 Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/S&P Disciplined Growth Fund
JNL Institutional Alt 65 Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Fund
JNL/AIM Global Real Estate Fund	JNL/M&G Global Leaders Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/AIM International Growth Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Dividend Income & Growth Fund
JNL/AIM Large Cap Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Growth Retirement Strategy Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian International Small Cap Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Credit Suisse Commodity Securities Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Credit Suisse Long/Short Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/S&P Moderate Growth Retirement Strategy Fund(1)
JNL/Eagle Core Equity Fund	JNL/MCM S&P 500 Index Fund*	JNL/S&P Moderate Retirement Strategy Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/MCM Small Cap Index Fund*	JNL/S&P Retirement 2015 Fund(1)
JNL/Franklin Templeton Founding Strategy Fund	JNL/Oppenheimer Global Growth Fund	JNL/S&P Retirement 2020 Fund(1)
JNL/Franklin Templeton Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/S&P Retirement 2025 Fund(1)
JNL/Franklin Templeton Income Fund	JNL/PAM China-India Fund	JNL/S&P Retirement Income Fund(1)
JNL/Franklin Templeton Mutual Shares Fund	JNL/PIMCO Real Return Fund	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/Select Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Core Equity Fund(1)	JNL/Select Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PPM America High Yield Bond Fund	JNL/Select Value Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PPM America Mid Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Ivy Asset Strategy Fund	JNL/PPM America Small Cap Value Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan International Value Fund	JNL/PPM America Value Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/S&P Moderate Retirement Strategy Fund	JNL/S&P Disciplined Moderate Fund	April 3, 2009
JNL/S&P Moderate Growth Retirement Strategy Fund	JNL/S&P Disciplined Moderate Growth Fund	April 3, 2009
JNL/S&P Growth Retirement Strategy Fund	JNL/S&P Disciplined Growth Fund	April 3, 2009
JNL/S&P Retirement Income Fund	JNL/S&P Managed Moderate Fund	September 25, 2009
JNL/S&P Retirement 2015 Fund	JNL/S&P Managed Moderate Growth Fund	September 25, 2009
JNL/S&P Retirement 2020 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/S&P Retirement 2025 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Credit Suisse Global Natural Resources Fund	JNL/Credit Suisse Commodity Securities Fund	September 28, 2009
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2009 and 2008, contract maintenance charges were assessed in the amount of $6,503,209 and $5,503,908, respectively.

Transfer Fee Charge

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2009 and 2008, transfer fee charges were assessed in the amount of $34,952 and $33,073, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2009 and 2008, surrender charges were assessed in the amount of $25,432,934 and $35,195,770, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product.  Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any “step-up” subject to a maximum charge of 0.81%.  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction  of 0.22% - 1.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $42,967,834 and $55,553,756 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL Institutional Alt 20 Fund	$194,415,946	$11,342,516	JNL/M&G Global Basics Fund	$28,565,859	$8,880,837
JNL Institutional Alt 35 Fund	294,318,138	12,775,733	JNL/M&G Global Leaders Fund	10,566,988	1,155,633
JNL Institutional Alt 50 Fund	346,358,437	19,801,245	JNL/MCM 10 x 10 Fund	111,413,352	48,144,366
JNL Institutional Alt 65 Fund	231,007,458	20,305,073	JNL/MCM Bond Index Fund	286,499,860	143,993,432
JNL/AIM Global Real Estate Fund	112,564,253	55,401,656	JNL/MCM Enhanced S&P 500 Stock Index Fund	9,966,750	48,987,227
JNL/AIM International Growth Fund	94,250,352	54,769,009	JNL/MCM European 30 Fund	14,470,785	3,117,732
JNL/AIM Large Cap Growth Fund	104,349,013	52,444,892	JNL/MCM Global Alpha Fund	7,790,127	1,195,110
JNL/AIM Small Cap Growth Fund	55,120,654	24,285,128	JNL/MCM Index 5 Fund	133,561,421	32,682,667
JNL/Capital Guardian Global Balanced Fund	114,642,420	59,273,072	JNL/MCM International Index Fund	177,381,464	115,244,499
JNL/Capital Guardian Global Diversified Research Fund	119,876,847	50,492,807	JNL/MCM Pacific Rim 30 Fund	17,735,946	3,273,572
JNL/Capital Guardian International Small Cap Fund	89,134,594	25,958,577	JNL/MCM S&P 400 MidCap Index Fund	136,649,020	100,483,379
JNL/Capital Guardian U.S. Growth Equity Fund	145,313,561	43,234,379	JNL/MCM S&P 500 Index Fund	362,680,691	174,044,183
JNL/Credit Suisse Commodity Securities Fund	344,846,073	142,108,005	JNL/MCM Small Cap Index Fund	188,081,511	95,937,643
JNL/Credit Suisse Long/Short Fund	62,336,495	31,302,618	JNL/Oppenheimer Global Growth Fund	75,656,190	38,423,503
JNL/Eagle Core Equity Fund	47,000,712	22,351,840	JNL/PAM Asia ex-Japan Fund	114,259,720	38,352,055
JNL/Eagle SmallCap Equity Fund	94,462,043	65,528,774	JNL/PAM China-India Fund	219,210,312	75,881,951
JNL/Franklin Templeton Founding Strategy Fund	239,941,758	168,077,552	JNL/PIMCO Real Return Fund	456,885,051	252,411,360
JNL/Franklin Templeton Global Growth Fund	50,540,356	16,165,790	JNL/PIMCO Total Return Bond Fund	1,122,580,398	405,491,264
JNL/Franklin Templeton Income Fund	212,591,952	82,381,974	JNL/PPM America Core Equity Fund	9,161,270	52,817,322
JNL/Franklin Templeton Mutual Shares Fund	86,213,967	21,257,040	JNL/PPM America High Yield Bond Fund	450,916,679	225,591,366
JNL/Franklin Templeton Small Cap Value Fund	88,891,596	45,112,162	JNL/PPM America Mid Cap Value Fund	21,075,810	8,808,251
JNL/Goldman Sachs Core Plus Bond Fund	192,260,881	125,807,109	JNL/PPM America Small Cap Value Fund	16,164,747	8,837,649
JNL/Goldman Sachs Emerging Markets Debt Fund	134,600,714	25,009,082	JNL/PPM America Value Equity Fund	33,124,516	21,893,344
JNL/Goldman Sachs Mid Cap Value Fund	76,738,721	37,432,484	JNL/Red Rocks Listed Private Equity Fund	98,713,704	20,743,918
JNL/Ivy Asset Strategy Fund	160,692,415	3,700,178	JNL/S&P 4 Fund	336,870,670	151,121,247
JNL/JPMorgan International Value Fund	115,152,644	79,057,603	JNL/S&P Competitive Advantage Fund	99,600,555	59,498,361
JNL/JPMorgan MidCap Growth Fund	48,637,418	28,827,484	JNL/S&P Disciplined Growth Fund	62,714,796	22,858,101
JNL/JPMorgan U.S. Government & Quality Bond Fund	283,454,206	345,875,652	JNL/S&P Disciplined Moderate Fund	115,427,089	27,703,544
JNL/Lazard Emerging Markets Fund	363,399,056	119,318,354	JNL/S&P Disciplined Moderate Growth Fund	135,925,940	34,452,721
JNL/Lazard Mid Cap Equity Fund	51,720,726	51,642,246	JNL/S&P Dividend Income & Growth Fund	50,000,321	18,260,244
JNL/Lazard Small Cap Equity Fund	6,210,881	62,600,744	JNL/S&P Growth Retirement Strategy Fund	3,724	517,290

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/S&P Intrinsic Value Fund	$81,333,348	$44,831,881	JNL/S&P Retirement 2025 Fund	$8,514,732	$16,418,743
JNL/S&P Managed Aggressive Growth Fund	197,827,379	109,670,871	JNL/S&P Retirement Income Fund	28,045,799	77,715,824
JNL/S&P Managed Conservative Fund	333,012,774	180,138,618	JNL/S&P Total Yield Fund	48,504,108	34,664,405
JNL/S&P Managed Growth Fund	647,693,295	215,560,546	JNL/Select Balanced Fund	329,388,662	148,148,375
JNL/S&P Managed Moderate Fund	508,219,026	182,604,783	JNL/Select Money Market Fund	904,769,012	1,291,518,536
JNL/S&P Managed Moderate Growth Fund	775,498,557	256,788,370	JNL/Select Value Fund	120,570,052	68,098,987
JNL/S&P Moderate Growth Retirement Strategy Fund	22,030	577,655	JNL/T. Rowe Price Established Growth Fund	209,319,698	105,340,677
JNL/S&P Moderate Retirement Strategy Fund	74,128	1,109,818	JNL/T. Rowe Price Mid-Cap Growth Fund	237,889,478	118,035,837
JNL/S&P Retirement 2015 Fund	20,661,988	51,452,012	JNL/T. Rowe Price Short-Term Bond Fund	190,652,396	98,060,318
JNL/S&P Retirement 2020 Fund	15,808,927	28,911,738	JNL/T. Rowe Price Value Fund	114,476,540	75,753,060

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$72,001,066	$139,399,976	JNL/MCM Nasdaq® 25 Fund	$48,287,020	$36,939,560
JNL/MCM Communications Sector Fund	21,918,041	14,905,734	JNL/MCM NYSE® International 25 Fund	53,283,684	42,277,694
JNL/MCM Consumer Brands Sector Fund	19,159,494	14,839,720	JNL/MCM Oil & Gas Sector Fund	298,400,622	209,069,355
JNL/MCM Dow SM 10 Fund	69,795,571	111,808,537	JNL/MCM S&P® 10 Fund	65,844,486	118,173,534
JNL/MCM Dow SM Dividend Fund	78,611,373	62,442,519	JNL/MCM S&P® 24 Fund	19,692,448	17,466,929
JNL/MCM Financial Sector Fund	113,140,858	70,702,623	JNL/MCM S&P® SMid 60 Fund	107,774,078	57,990,056
JNL/MCM Global 15 Fund	101,947,358	197,055,493	JNL/MCM Select Small-Cap Fund	71,947,938	90,619,221
JNL/MCM Healthcare Sector Fund	85,462,428	69,777,415	JNL/MCM Technology Sector Fund	202,865,144	89,872,887
JNL/MCM JNL 5 Fund	602,743,112	753,391,836	JNL/MCM Value Line® 30 Fund	128,092,843	189,226,153
JNL/MCM JNL Optimized 5 Fund	106,309,488	97,799,661	JNL/MCM VIP Fund	65,595,585	61,559,337

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.446093	$ 12.965341	$ 13.272261	$ 13.603273	$ 9.719054	$ 10.490005	$ 8.926762	$ 10.513159	$ 8.665546	$ 16.721749
Total Return *	0.62%***	0.69%***	-0.06%***	-0.93%***	27.71%	31.73%	19.72%	30.15%	17.84%	33.00%
Ratio of Expenses **	3.06%	2.845%	3.01%	3.61%	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 7.610482	$ 7.963090	$ 7.456591	$ 8.077700	$ 7.353527	$ 12.573178
Total Return *	n/a	n/a	n/a	n/a	-38.05%	-43.20%	-39.96%	-41.81%	-31.00%	-44.66%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 12.284252	$ 14.019714	$ 12.418859	$ 13.881145	$ 10.657491	$ 22.719950
Total Return *	n/a	n/a	n/a	n/a	-18.12%	5.54%	11.47%	-2.85%***	3.85%	16.05%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.51%	3.86%	3.86%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.003152	$ 13.283412	$ 11.141032	$ 12.952147	$ 10.262688	$ 19.577115
Total Return *	n/a	n/a	n/a	n/a	31.43%	17.90%	3.90%	10.62%	6.60%	9.03%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.415702	$ 11.267140	$ 10.722972	$ 11.709139	$ 9.626865	$ 17.956055
Total Return *	n/a	n/a	n/a	n/a	0.00%***	3.64%***	3.30%	4.75%	5.93%	-1.94%
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.71%	3.91%	3.75%	3.45%	3.86%	3.86%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM		Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap		Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio		Portfolio	Research Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.627216	$ 13.133099	$ 13.460423	$ 13.857205	$ 11.029111	$ 16.063122	$ 11.177218	$ 12.907977	n/a	$ 11.426506	$ 25.045545
Total Return *	1.87%***	32.53%***	18.12%***	22.71%***	31.21%	35.63%	23.05%	33.46%	n/a	21.26%	36.72%
Ratio of Expenses **	1.10%	1.10%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 8.405404	$ 11.843487	$ 9.083134	$ 9.671897	n/a	$ 9.423048	$ 18.319213
Total Return *	n/a	n/a	n/a	n/a	-36.34%	-41.52%	-38.28%	-40.33%	n/a	-29.00%	-43.11%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 13.204592	$ 20.253728	$ 14.717475	$ 16.208684	n/a	$ 13.271782	$ 32.201914
Total Return *	n/a	n/a	n/a	n/a	-15.86%	8.68%	14.59%	10.26%	n/a	6.88%	19.32%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.693623	$ 18.636415	$ 12.843047	$ 14.700524	n/a	$ 12.417826	$ 26.987965
Total Return *	n/a	n/a	n/a	n/a	35.03%	21.37%	6.79%	13.35%	n/a	9.69%	12.65%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.622681	$ 15.355109	$ 12.026701	$ 12.968937	n/a	$ 11.320907	$ 23.956905
Total Return *	n/a	n/a	n/a	n/a	8.19%***	9.59%	6.17%	7.34%	n/a	9.00%	0.75%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 194,779	$ 303,777	$ 351,060	$ 225,707	$ 214,583	$ 186,951	$ 218,614	$ 86,035	$ 265,058	$ 239,991
Units Outstanding (in thousands)	15,469	23,203	26,163	16,344	20,033	12,731	20,598	7,002	24,522	10,688
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.64%	2.29%	0.31%	0.00%	2.63%	1.91%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 112,539	$ 108,750	$ 127,035	$ 37,620	$ 173,339	$ 120,056
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	13,737	10,061	14,671	4,076	19,423	7,531
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.18%	0.42%	0.14%	0.00%	1.15%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 134,186	$ 203,285	$ 193,899	$ 69,218	$ 183,983	$ 155,406
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	10,355	10,936	13,729	4,448	14,528	5,770
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.77%	1.65%	0.57%	0.34%	2.54%	0.71%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 151,821	$ 132,458	$ 89,484	$ 47,863	$ 151,521	$ 109,223
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	9,795	7,662	7,210	3,368	12,674	5,042
Investment Income Ratio *	n/a	n/a	n/a	n/a	1.51%	1.62%	0.02%	0.00%	0.93%	0.30%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 23,177	$ 88,044	$ 77,265	$ 45,043	$ 118,850	$ 117,922
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	2,005	6,119	6,605	3,570	10,813	6,149
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.00%	1.75%	0.04%	0.00%	0.01%	0.50%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.440753	$ 17.374529	$ 9.113705	$ 7.712029	$ 11.707821	$ 15.081920	$ 7.536660	$ 7.026219	$ 9.164130	$ 7.186112
Total Return *	47.18%	30.30%	44.49%	21.10%	29.36%	30.29%	25.52%	26.20%	28.27%	22.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2008

Unit Value	$ 4.376090	$ 13.334545	$ 6.307417	$ 6.368322	$ 9.050892	$ 11.575782	$ 6.004356	$ 5.567683	$ 7.144350	$ 5.851107
Total Return *	-49.35%***	-42.86%	-52.24%***	-34.86%***	-41.07%	-40.65%	-34.77%***	-42.73%	-32.19%	-39.82%
Ratio of Expenses **	3.61%	3.41%	3.695%	3.06%	3.40%	3.91%	3.61%	3.61%	3.56%	3.145%

Period ended December 31, 2007

Unit Value	$ 9.848527	$ 23.335999	$ 13.428198	$ 10.538002	$ 15.359991	$ 19.503996	$ 9.775729	$ 9.721359	$ 10.536430	$ 9.723155
Total Return *	-1.51%***	6.03%	-3.84%***	3.69%***	-2.79%	7.77%	-6.46%***	-5.91%***	-1.73%	-8.10%***
Ratio of Expenses **	2.845%	3.41%	3.61%	3.05%	3.40%	3.91%	3.31%	3.61%	3.56%	3.145%

Period ended December 31, 2006

Unit Value	n/a	$ 22.007930	n/a	n/a	$ 15.801623	$ 18.097518	n/a	n/a	$ 10.722272	n/a
Total Return *	n/a	1.11%	n/a	n/a	8.60%	15.49%	n/a	n/a	4.10%***	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	3.56%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 21.766740	n/a	n/a	$ 14.549938	$ 15.669951	n/a	n/a	n/a	n/a
Total Return *	n/a	5.48%***	n/a	n/a	-0.07%	-0.24%***	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	3.41%	n/a	n/a	3.40%	3.91%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton		JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth		Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)		Income Portfolio(a)	Shares Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.785510	$ 24.723078	$ 9.869603	$ 8.196234	$ 16.108550	$ 22.208611	$ 8.141578	$ 7.567485	n/a	$ 10.066533	$ 7.633746
Total Return *	50.92%	33.47%	48.44%	23.62%	32.50%	34.14%	28.84%	29.40%	n/a	31.60%	25.35%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	$ 4.496055	$ 18.523053	$ 6.648895	$ 6.630091	$ 12.157618	$ 16.556491	$ 6.319163	$ 5.847939	n/a	$ 7.649488	$ 6.089773
Total Return *	-25.74%***	-41.46%	-51.71%	-2.64%***	-39.64%	-38.90%	-36.77%	-41.27%	n/a	-30.44%	-5.75%***
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2007

Unit Value	$ 9.860527	$ 31.644131	$ 13.767720	$ 10.731355	$ 20.143014	$ 27.096246	$ 9.993973	$ 9.957514	n/a	$ 10.996249	$ 9.910412
Total Return *	-1.39%***	8.63%	14.25%***	6.45%***	-0.42%	10.97%	-1.17%***	2.11%***	n/a	0.83%	-0.79%***
Ratio of Expenses **	1.25%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	n/a	$ 29.129267	n/a	n/a	$ 20.228069	$ 24.417432	n/a	n/a	n/a	$ 10.908218	n/a
Total Return *	n/a	3.57%	n/a	n/a	11.23%	18.89%	n/a	n/a	n/a	-0.02%***	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	1.00%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 28.126118	n/a	n/a	$ 18.185242	$ 20.537083	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	3.63%	n/a	n/a	2.35%	1.50%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.00%	n/a	n/a	1.00%	1.00%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 92,048	$ 284,325	$ 499,893	$ 86,765	$ 76,609	$ 179,792	$ 795,638	$ 82,733	$ 406,535	$ 146,000
Units Outstanding (in thousands)	13,701	12,891	51,594	10,774	5,158	8,801	99,557	11,092	41,299	19,405
Investment Income Ratio *	2.32%	0.19%	1.06%	0.93%	1.42%	0.00%	0.07%	2.38%	7.51%	4.87%

Period ended December 31, 2008

Net Assets (in thousands)	$ 15,040	$ 123,760	$ 175,643	$ 40,233	$ 37,396	$ 107,791	$ 552,970	$ 34,780	$ 214,040	$ 60,998
Units Outstanding (in thousands)	3,365	7,729	26,783	6,154	3,315	7,090	88,674	6,013	28,474	10,133
Investment Income Ratio *	0.25%	0.00%	0.06%	0.00%	2.61%	0.00%	1.40%	0.02%	0.09%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 1,986	$ 151,626	$ 294,796	$ 19,247	$ 70,254	$ 159,201	$ 762,485	$ 47,195	$ 252,304	$ 71,047
Units Outstanding (in thousands)	202	5,756	21,577	1,804	3,735	6,378	76,812	4,766	23,215	7,206
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.88%	2.39%	0.00%	1.28%	4.81%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 139,074	n/a	n/a	$ 78,068	$ 104,070	n/a	n/a	$ 58,428	n/a
Units Outstanding (in thousands)	n/a	5,847	n/a	n/a	4,109	4,595	n/a	n/a	5,381	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.02%	0.00%	n/a	n/a	5.07%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 165,961	n/a	n/a	$ 80,193	$ 80,053	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	7,241	n/a	n/a	4,663	4,181	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.87%	0.00%	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.071610	$ 14.967299	$ 11.380544	$ 9.571077	$ 10.330943	$ 9.177295	$ 14.458073	$ 12.792920	$ 10.885966	$ 12.678476
Total Return *	28.47%	9.78%	-2.17%***	27.56%	0.07%***	25.18%	37.89%	-0.12%	65.65%	34.59%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	2.96%	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2008

Unit Value	$ 7.061138	$ 13.633944	$ 9.615461	$ 7.502931	n/a	$ 7.331489	$ 10.484843	$ 12.808585	$ 6.571545	$ 9.420260
Total Return *	-35.69%	-8.81%	5.28%***	-38.54%	n/a	-46.62%	-46.41%	2.61%	-51.82%	-41.18%
Ratio of Expenses **	3.91%	3.91%	2.845%	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2007

Unit Value	$ 10.980404	$ 14.950410	n/a	$ 12.208730	n/a	$ 13.734935	$ 19.566550	$ 12.482587	$ 13.639504	$ 16.014550
Total Return *	-9.76%	2.88%	n/a	-1.17%	n/a	7.66%	4.11%	2.45%	-2.44%***	-6.16%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.61%	3.695%

Period ended December 31, 2006

Unit Value	$ 12.167333	$ 14.532441	n/a	$ 12.353358	n/a	$ 12.758163	$ 18.793604	$ 12.184558	$ 10.747873	$ 17.065782
Total Return *	13.21%	0.68%	n/a	11.30%	n/a	26.93%	8.10%	-0.54%	11.69%***	7.85%***
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	3.36%	3.695%

Period ended December 31, 2005

Unit Value	$ 10.747716	$ 14.434635	n/a	$ 11.098693	n/a	$ 10.051067	$ 17.386172	$ 12.250484	n/a	$ 15.559998
Total Return *	0.89%***	-0.25%***	n/a	-0.85%***	n/a	4.81%***	2.41%***	-1.40%	n/a	4.96%
Ratio of Expenses **	3.91%	3.91%	n/a	3.91%	n/a	3.91%	3.61%	3.75%	n/a	3.61%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond		Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio		Portfolio(b)	Equity Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.390995	$ 22.917617	$ 11.753563	$ 10.963264	$ 10.383224	$ 12.952293	$ 21.185481	$ 19.133594	n/a	$ 11.979738	$ 17.443577
Total Return *	32.27%	13.02%	6.16%***	31.33%	-0.96%***	28.87%	41.54%	2.66%	n/a	70.03%	38.26%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.855974	$ 20.277549	$ 9.655005	$ 8.347706	n/a	$ 10.050436	$ 14.968151	$ 18.637360	n/a	$ 7.045604	$ 12.616145
Total Return *	-33.79%	-6.12%	-3.14%***	-36.73%	n/a	-45.05%	-45.00%	5.47%	n/a	-50.55%	-39.57%
Ratio of Expenses **	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.866094	$ 21.598776	n/a	$ 13.193511	n/a	$ 18.288854	$ 27.213447	$ 17.670275	n/a	$ 14.246633	$ 20.877235
Total Return *	-7.07%	5.94%	n/a	1.94%***	n/a	10.85%	6.88%	5.32%	n/a	24.60%***	-3.58%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 12.769450	$ 20.388598	n/a	$ 12.942905	n/a	$ 16.498809	$ 25.461414	$ 16.777961	n/a	$ 10.910134	$ 21.652882
Total Return *	3.43%***	3.65%	n/a	14.50%	n/a	30.67%	10.94%	2.23%	n/a	19.04%***	13.42%
Ratio of Expenses **	1.00%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2005

Unit Value	$ 10.946232	$ 19.671463	n/a	$ 11.303526	n/a	$ 12.626277	$ 22.949895	$ 16.412388	n/a	n/a	$ 19.090166
Total Return *	7.60%***	1.60%	n/a	10.14%***	n/a	17.39%	5.11%	1.34%	n/a	n/a	10.69%***
Ratio of Expenses **	1.15%	1.00%	n/a	1.15%	n/a	1.00%	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government		JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond		Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio		Portfolio(b)	Equity Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 126,299	$ 365,183	$ 126,741	$ 130,124	$ 157,832	$ 270,170	$ 115,417	$ 389,728		$ 531,698	$ 150,303
Units Outstanding (in thousands)	12,508	17,500	10,866	12,215	15,362	22,142	6,505	22,457		45,414	9,389
Investment Income Ratio *	0.95%	4.93%	0.19%	1.26%	0.00%	4.71%	0.00%	2.38%		2.38%	0.83%

Period ended December 31, 2008

Net Assets (in thousands)	$ 57,615	$ 276,385	$ 8,743	$ 64,799	n/a	$ 187,536	$ 64,780	$ 448,360		$ 148,734	$ 110,321
Units Outstanding (in thousands)	7,519	14,923	906	7,952	n/a	19,656	5,353	26,520		21,505	9,536
Investment Income Ratio *	1.19%	3.40%	0.00%	1.02%	n/a	1.94%	0.00%	2.87%		0.66%	1.22%

Period ended December 31, 2007

Net Assets (in thousands)	$ 57,150	$ 329,798	n/a	$ 89,409	n/a	$ 396,407	$ 133,042	$ 190,859		$ 243,760	$ 214,652
Units Outstanding (in thousands)	4,912	16,644	n/a	6,902	n/a	22,558	6,122	11,779		17,321	11,206
Investment Income Ratio *	2.81%	3.54%	n/a	2.42%	n/a	5.66%	0.00%	3.79%		0.26%	5.52%

Period ended December 31, 2006

Net Assets (in thousands)	$ 45,327	$ 251,053	n/a	$ 54,652	n/a	$ 293,190	$ 112,750	$ 167,521		$ 30,065	$ 185,662
Units Outstanding (in thousands)	3,595	13,343	n/a	4,264	n/a	18,030	5,729	10,828		2,766	9,361
Investment Income Ratio *	1.38%	0.09%	n/a	2.41%	n/a	2.37%	0.00%	0.00%		0.00%	2.84%

Period ended December 31, 2005

Net Assets (in thousands)	$ 12,193	$ 187,199	n/a	$ 22,285	n/a	$ 116,828	$ 120,214	$ 168,504		n/a	$ 162,241
Units Outstanding (in thousands)	1,120	10,244	n/a	1,978	n/a	9,007	6,834	11,098		n/a	9,282
Investment Income Ratio *	0.00%	5.94%	n/a	0.00%	n/a	0.45%	0.27%	3.73%		n/a	10.23%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 7.230905	$ 11.846888	$ 11.081543	$ 7.244035	$ 8.939833	$ 10.452001	$ 3.628383	$ 7.568376	$ 5.277655	$ 5.695866
Total Return *	-6.11%	0.00%***	9.79%***	20.73%	46.95%	1.69%	21.02%	28.48%	11.33%	15.99%
Ratio of Expenses **	3.51%	3.545%	2.895%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2008

Unit Value	$ 7.701860	$ 8.374701	$ 8.306746	$ 6.000234	$ 6.083724	$ 10.278779	$ 2.998232	$ 5.890476	$ 4.740586	$ 4.910643
Total Return *	-40.69%	12.01%***	6.85%***	-38.22%	-37.77%	-0.28%	-41.84%	-33.70%	-48.14%	-42.83%***
Ratio of Expenses **	3.51%	2.295%	2.56%	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.61%

Period ended December 31, 2007

Unit Value	$ 12.986859	n/a	n/a	$ 9.712781	$ 9.775965	$ 10.307274	$ 5.154877	$ 8.884283	$ 9.141905	$ 10.068067
Total Return *	-10.04%	n/a	n/a	-2.81%***	-6.66%	2.31%	0.49%	-11.10%	-2.96%	-13.16%
Ratio of Expenses **	3.51%	n/a	n/a	3.145%	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2006

Unit Value	$ 14.436122	n/a	n/a	n/a	$ 10.473370	$ 10.074061	$ 5.129986	$ 9.994079	$ 9.420741	$ 11.593769
Total Return *	6.54%***	n/a	n/a	n/a	7.84%	-0.32%	15.15%***	9.48%	24.49%	2.15%***
Ratio of Expenses **	3.51%	n/a	n/a	n/a	4.00%	3.91%	3.71%	3.56%	4.00%	3.545%

Period ended December 31, 2005

Unit Value	$ 12.861470	n/a	n/a	n/a	$ 9.711698	$ 10.106316	$ 4.041766	$ 9.128653	$ 7.567178	n/a
Total Return *	1.11%	n/a	n/a	n/a	-6.73%	-0.30%***	-2.22%	-3.04%***	-9.36%	n/a
Ratio of Expenses **	3.45%	n/a	n/a	n/a	4.00%	3.91%	3.21%	3.56%	4.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands		Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio		Portfolio	Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.553190	$ 12.225430	$ 11.344119	$ 7.650716	$ 12.247240	$ 13.179022	$ 4.823358	$ 9.903635	n/a	$ 7.230299	$ 6.315424
Total Return *	-5.51%	45.54%	36.06%	23.22%	51.42%	4.70%	24.34%	31.82%	n/a	14.72%	19.06%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 10.110605	$ 8.400224	$ 8.337377	$ 6.208784	$ 8.088140	$ 12.587951	$ 3.879092	$ 7.513185	n/a	$ 6.302564	$ 5.304558
Total Return *	-39.19%	-5.59%***	-4.47%***	-35.78%***	-35.87%	2.66%	-40.24%	-31.98%	n/a	-46.57%	-49.87%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 16.625624	n/a	n/a	$ 9.843719	$ 12.612726	$ 12.261238	$ 6.491019	$ 11.045267	n/a	$ 11.794827	$ 10.581265
Total Return *	-7.74%	n/a	n/a	-4.92%***	-3.80%	5.36%	3.26%***	-8.79%	n/a	0.01%	-10.83%***
Ratio of Expenses **	1.00%	n/a	n/a	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 18.020082	n/a	n/a	n/a	$ 13.110972	$ 11.637195	$ 6.286020	$ 12.109280	n/a	$ 11.793390	$ 11.865620
Total Return *	15.64%	n/a	n/a	n/a	11.12%	2.62%	35.64%	12.31%	n/a	28.28%	18.66%***
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	1.10%

Period ended December 31, 2005

Unit Value	$ 15.583063	n/a	n/a	n/a	$ 11.799121	$ 11.340550	$ 4.634201	$ 10.781848	n/a	$ 9.193764	n/a
Total Return *	3.61%	n/a	n/a	n/a	-3.89%	0.84%	-0.14%	-0.10%***	n/a	6.61%	n/a
Ratio of Expenses **	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.10%	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands		Dow 10	Dow Dividend
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio		Portfolio	Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 23,031	$ 11,179	$ 172,516	$ 383,253	$ 466,312	$ 39,177	$ 33,163		$ 338,274	$ 231,277
Units Outstanding (in thousands)	-	1,899	993	22,814	33,485	37,262	8,725	3,576		50,000	37,582
Investment Income Ratio *	0.50%	0.74%	1.33%	4.71%	4.57%	3.09%	4.96%	0.68%		0.00%	7.43%

Period ended December 31, 2008

Net Assets (in thousands)	$ 60,108	$ 552	$ 366	$ 88,276	$ 326,726	$ 314,498	$ 27,618	$ 22,306		$ 335,675	$ 187,965
Units Outstanding (in thousands)	6,377	66	44	14,348	42,986	26,242	7,623	3,172		56,632	36,151
Investment Income Ratio *	0.00%	0.00%	0.17%	1.18%	3.13%	4.39%	4.39%	0.34%		0.00%	0.45%

Period ended December 31, 2007

Net Assets (in thousands)	$ 111,168	n/a	n/a	$ 50,864	$ 689,744	$ 303,352	$ 82,006	$ 17,959		$ 815,547	$ 381,088
Units Outstanding (in thousands)	7,130	n/a	n/a	5,188	57,881	25,866	13,425	1,719		73,139	36,492
Investment Income Ratio *	3.78%	n/a	n/a	0.00%	1.64%	4.40%	4.21%	0.49%		0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 127,361	n/a	n/a	n/a	$ 707,449	$ 231,059	$ 53,066	$ 22,722		$ 848,141	$ 278,475
Units Outstanding (in thousands)	7,493	n/a	n/a	n/a	56,752	20,619	8,876	1,967		75,604	23,593
Investment Income Ratio *	9.21%	n/a	n/a	n/a	0.00%	2.20%	2.29%	0.22%		0.00%	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 121,325	n/a	n/a	n/a	$ 547,728	$ 169,206	$ 12,982	$ 17,930		$ 547,103	n/a
Units Outstanding (in thousands)	8,217	n/a	n/a	n/a	48,527	15,411	2,866	1,727		62,187	n/a
Investment Income Ratio *	5.37%	n/a	n/a	n/a	0.00%	2.91%	9.45%	1.73%		0.00%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 4.550344	$ 11.735781	$ 5.475175	$ 9.707498	$ 9.811293	$ 9.126428	$ 7.970029	$ 12.049528	$ 8.580057	$ 7.979799
Total Return *	-7.32%	6.88%***	14.41%	25.92%	-2.51%***	16.12%	2.11%***	24.34%	19.63%	32.73%
Ratio of Expenses **	3.80%	2.91%	3.61%	4.00%	2.71%	3.56%	3.61%	3.895%	3.695%	3.695%

Period ended December 31, 2008

Unit Value	$ 4.909712	$ 8.579682	$ 4.785452	$ 7.709450	n/a	$ 7.859728	$ 6.641190	$ 9.690621	$ 7.171980	$ 6.012211
Total Return *	-40.13%	-9.36%***	-52.39%	-50.53%	n/a	-25.89%	-29.78%***	-45.10%	-44.62%	-48.04%
Ratio of Expenses **	3.80%	2.295%	3.61%	4.00%	n/a	3.56%	3.26%	3.895%	3.695%	3.695%

Period ended December 31, 2007

Unit Value	$ 8.200194	n/a	$ 10.052315	$ 15.585405	n/a	$ 10.605473	$ 9.793444	$ 17.652756	$ 12.950761	$ 11.569752
Total Return *	-0.13%	n/a	-20.31%	6.74%	n/a	3.78%	-4.03%***	6.15%	-2.26%	13.27%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	3.11%	3.895%	3.695%	3.695%

Period ended December 31, 2006

Unit Value	$ 8.210535	n/a	$ 12.613960	$ 14.601799	n/a	$ 10.218724	n/a	$ 16.629925	$ 13.250811	$ 10.602318
Total Return *	12.49%	n/a	14.49%	34.63%	n/a	2.56%	n/a	20.79%	14.52%	12.32%***
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	3.26%

Period ended December 31, 2005

Unit Value	$ 7.298669	n/a	$ 11.017663	$ 10.845521	n/a	$ 9.963495	n/a	$ 13.767148	$ 11.570828	n/a
Total Return *	0.37%	n/a	7.04%***	5.88%	n/a	5.18%***	n/a	8.99%	7.65%***	n/a
Ratio of Expenses **	3.80%	n/a	3.61%	4.00%	n/a	3.56%	n/a	3.895%	3.695%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International		JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio		Portfolio	5 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.001171	$ 12.001143	$ 7.202118	$ 13.299024	$ 9.852047	$ 12.006527	$ 8.523506	$ 15.172458	n/a	$ 9.881825	$ 8.809122
Total Return *	-6.66%	7.56%***	17.44%	29.75%	-2.14%***	19.77%	23.79%	27.99%	n/a	22.90%	36.35%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.10%	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 6.429082	$ 8.602749	$ 6.132779	$ 10.249580	n/a	$ 10.024957	$ 6.885272	$ 11.853967	n/a	$ 8.040449	$ 6.460537
Total Return *	-38.43%	-7.01%***	-51.14%	-49.03%	n/a	-23.97%	-28.18%***	-43.49%	n/a	-43.11%	-46.62%
Ratio of Expenses **	1.00%	1.15%	1.00%	1.00%	n/a	1.00%	1.10%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.441324	n/a	$ 12.550628	$ 20.108100	n/a	$ 13.185167	$ 9.923123	$ 20.977377	n/a	$ 14.132910	$ 12.101901
Total Return *	2.73%	n/a	-18.19%***	10.01%	n/a	6.49%	1.36%***	9.29%	n/a	0.42%	2.26%***
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	n/a	1.00%	1.15%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.164248	n/a	$ 15.340976	$ 18.279250	n/a	$ 12.381483	n/a	$ 19.194913	n/a	$ 14.073753	$ 10.751698
Total Return *	15.68%	n/a	18.64%	38.72%	n/a	5.21%	n/a	24.33%	n/a	17.64%	7.09%***
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 8.786572	n/a	$ 12.930662	$ 13.176756	n/a	$ 11.767904	n/a	$ 15.438331	n/a	$ 11.963532	n/a
Total Return *	3.21%	n/a	4.90%	9.09%	n/a	8.74%***	n/a	12.19%	n/a	-0.31%***	n/a
Ratio of Expenses **	1.00%	n/a	1.15%	1.00%	n/a	1.00%	n/a	1.00%	n/a	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(e) Commencement of operations September 28, 2009.
Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International		JNL 5	JNL Optimized
	Index Portfolio(d)	Portfolio(c)	Sector Portfolio	Portfolio	Portfolio(e)	Sector Portfolio	Portfolio(b)	Index Portfolio		Portfolio	5 Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 12,296	$ 139,933	$ 571,293	$ 6,516	$ 151,086	$ 181,699	$ 448,711		$ 3,112,603	$ 394,466
Units Outstanding (in thousands)	-	1,030	20,881	45,965	662	13,468	21,566	31,012		325,622	45,827
Investment Income Ratio *	3.03%	5.88%	1.78%	0.00%	0.00%	1.37%	1.43%	2.71%		3.69%	2.75%

Period ended December 31, 2008

Net Assets (in thousands)	$ 42,727	$ 393	$ 72,120	$ 523,597	n/a	$ 118,315	$ 56,123	$ 296,336		$ 2,750,040	$ 288,762
Units Outstanding (in thousands)	6,841	46	12,618	54,392	n/a	12,595	8,223	26,077		351,715	45,495
Investment Income Ratio *	1.56%	0.76%	1.76%	0.00%	n/a	0.82%	1.35%	2.07%		2.19%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	$ 79,149	n/a	$ 51,640	$ 1,308,355	n/a	$ 106,519	$ 27,920	$ 554,883		$ 5,208,867	$ 375,799
Units Outstanding (in thousands)	7,793	n/a	4,371	68,945	n/a	8,577	2,824	27,401		376,758	31,420
Investment Income Ratio *	1.59%	n/a	1.53%	0.00%	n/a	0.80%	0.00%	2.83%		2.12%	3.74%

Period ended December 31, 2006

Net Assets (in thousands)	$ 66,622	n/a	$ 66,020	$ 1,120,821	n/a	$ 80,719	n/a	$ 457,401		$ 3,510,402	$ 83,942
Units Outstanding (in thousands)	6,531	n/a	4,511	64,547	n/a	6,873	n/a	24,461		253,347	7,834
Investment Income Ratio *	6.96%	n/a	1.37%	0.00%	n/a	0.58%	n/a	3.16%		0.43%	0.85%

Period ended December 31, 2005

Net Assets (in thousands)	$ 51,576	n/a	$ 37,388	$ 639,572	n/a	$ 73,969	n/a	$ 270,319		$ 1,178,139	n/a
Units Outstanding (in thousands)	5,773	n/a	2,987	50,759	n/a	6,571	n/a	17,823		99,440	n/a
Investment Income Ratio *	5.94%	n/a	1.82%	0.00%	n/a	0.84%	n/a	2.95%		0.05%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio	60 Portfolio(b)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.711518	$ 7.801081	$ 20.840162	$ 11.475909	$ 6.454163	$ 7.858512	$ 11.181316	$ 7.953366	$ 9.141570	$ 8.803901
Total Return *	29.35%	0.08%***	15.48%	16.00%***	15.06%	15.03%	32.76%	21.16%	13.44%***	0.78%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.06%	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%

Period ended December 31, 2008

Unit Value	$ 6.734775	$ 5.970626	$ 18.046281	$ 9.546820	$ 5.609372	$ 6.831992	$ 8.422212	$ 6.564522	$ 5.911605	$ 8.735721
Total Return *	-43.59%	-47.72%	-40.25%	12.07%***	-51.61%	-5.28%***	-39.97%	-40.02%	-32.38%	-42.41%
Ratio of Expenses **	3.61%	3.36%	3.91%	2.36%	4.00%	3.26%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2007

Unit Value	$ 11.938104	$ 11.419846	$ 30.200568	n/a	$ 11.591185	$ 10.513577	$ 14.029655	$ 10.945285	$ 8.742381	$ 15.168172
Total Return *	14.83%	9.11%***	30.07%	n/a	0.89%	-1.17%***	3.32%	0.87%	-1.08%***	-13.98%
Ratio of Expenses **	3.61%	3.36%	3.91%	n/a	4.00%	3.145%	3.895%	3.895%	3.145%	4.00%

Period ended December 31, 2006

Unit Value	$ 10.396119	n/a	$ 23.218669	n/a	$ 11.488758	$ 10.104177	$ 13.578314	$ 10.850789	n/a	$ 17.633309
Total Return *	1.04%	n/a	16.17%	n/a	0.57%	0.00%	5.51%	10.69%	n/a	5.20%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	2.895%	3.895%	3.895%	n/a	4.00%

Period ended December 31, 2005

Unit Value	$ 10.289532	n/a	$ 19.986224	n/a	$ 11.424088	n/a	$ 12.869369	$ 9.802793	n/a	$ 16.761938
Total Return *	1.68%***	n/a	-7.10%***	n/a	31.89%	n/a	7.71%	0.40%	n/a	4.66%
Ratio of Expenses **	3.61%	n/a	3.91%	n/a	4.00%	n/a	3.895%	3.895%	n/a	4.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500		S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio		60 Portfolio(b)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.988556	$ 8.365151	$ 28.289917	$ 11.771783	$ 8.842030	$ 8.538156	$ 14.079208	$ 10.014643	n/a	$ 9.802589	$ 12.061163
Total Return *	32.77%	34.69%	18.89%	29.12%***	18.56%	17.65%	36.66%	24.72%	n/a	59.98%	3.85%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 7.523099	$ 6.210757	$ 23.795171	$ 9.573796	$ 7.457573	$ 7.257030	$ 10.302385	$ 8.029980	n/a	$ 6.127313	$ 11.614036
Total Return *	-26.43%***	-40.36%***	-38.48%	0.87%***	-50.13%	-22.00%***	-38.21%	-38.26%	n/a	-25.70%***	-40.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.15%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 12.949952	$ 11.594407	$ 38.679651	n/a	$ 14.954809	$ 10.878501	$ 16.671900	$ 13.006640	n/a	$ 8.863185	$ 19.569867
Total Return *	17.77%	12.01%***	33.93%	n/a	3.98%	6.39%	6.38%	3.85%	n/a	-13.45%***	-11.35%
Ratio of Expenses **	1.10%	1.10%	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.996216	n/a	$ 28.880108	n/a	$ 14.382183	$ 10.225154	$ 15.672619	$ 12.524398	n/a	n/a	$ 22.074332
Total Return *	3.60%	n/a	19.59%	n/a	3.62%	2.25%***	8.60%	13.93%	n/a	n/a	8.39%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	1.10%	1.00%	1.00%	n/a	n/a	1.00%

Period ended December 31, 2005

Unit Value	$ 10.614405	n/a	$ 24.148719	n/a	$ 13.879669	n/a	$ 14.431578	$ 10.992756	n/a	n/a	$ 20.364977
Total Return *	-2.09%	n/a	35.51***%	n/a	35.89%	n/a	10.87%	3.34%	n/a	n/a	7.84%
Ratio of Expenses **	1.10%	n/a	1.00%	n/a	1.00%	n/a	1.00%	1.00%	n/a	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500		S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Index Portfolio	Index Portfolio		60 Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 84,029	$ 79,880	$ 434,345	$ 15,722	$ 320,366	$ 32,401	$ 359,664	$ 662,896		$ 123,129	$ 288,802
Units Outstanding (in thousands)	8,721	9,719	16,524	1,345	38,784	3,884	26,849	68,254		12,792	25,618
Investment Income Ratio *	0.00%	4.80%	0.98%	2.92%	0.00%	0.24%	1.26%	1.69%		1.07%	0.93%

Period ended December 31, 2008

Net Assets (in thousands)	$ 52,148	$ 50,700	$ 303,559	$ 489	$ 319,741	$ 25,914	$ 235,462	$ 352,980		$ 40,940	$ 298,383
Units Outstanding (in thousands)	7,151	8,265	13,755	51	45,660	3,643	23,887	45,784		6,769	27,339
Investment Income Ratio *	0.02%	0.01%	0.56%	0.00%	0.00%	0.00%	1.06%	1.65%		0.01%	0.28%

Period ended December 31, 2007

Net Assets (in thousands)	$ 106,385	$ 63,561	$ 443,808	n/a	$ 833,493	$ 22,726	$ 414,090	$ 561,046		$ 32,447	$ 628,445
Units Outstanding (in thousands)	8,393	5,504	12,229	n/a	58,973	2,111	25,780	44,590		3,676	34,012
Investment Income Ratio *	0.00%	6.89%	1.09%	n/a	0.00%	0.00%	1.20%	1.41%		5.03%	7.92%

Period ended December 31, 2006

Net Assets (in thousands)	$ 65,396	n/a	$ 282,036	n/a	$ 803,247	$ 17,704	$ 349,594	$ 506,064		n/a	$ 700,093
Units Outstanding (in thousands)	6,035	n/a	10,353	n/a	58,733	1,737	22,952	41,376		n/a	33,390
Investment Income Ratio *	0.00%	n/a	1.23%	n/a	0.00%	0.00%	1.35%	1.51%		n/a	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 42,128	n/a	$ 173,953	n/a	$ 694,989	n/a	$ 264,156	$ 380,518		n/a	$ 546,751
Units Outstanding (in thousands)	4,002	n/a	7,593	n/a	52,332	n/a	18,676	35,107		n/a	28,099
Investment Income Ratio *	0.00%	n/a	2.75%	n/a	0.00%	n/a	1.58%	1.39%		n/a	0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.012294	$ 4.994363	$ 9.316264	$ 8.944430	$ 10.177547	$ 7.695688	$ 7.152263	$ 11.271641	$ 12.851486	$ 12.252150
Total Return *	22.51%	57.85%	10.52%	19.68%	34.48%	5.39%***	8.83%***	13.16%	11.03%	22.82%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%	3.61%	3.545%	3.91%	3.36%

Period ended December 31, 2008

Unit Value	$ 8.172661	$ 3.163917	$ 8.429241	$ 7.473857	$ 7.568122	$ 4.725637	$ 4.086552	$ 9.960680	$ 11.574992	$ 9.975828
Total Return *	-37.41%	-45.48%	-49.35%	-44.76%	-42.96%	-49.80%***	-50.99%***	-11.52%***	-3.45%	-42.47%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	3.21%	3.21%	3.545%	3.91%	3.36%

Period ended December 31, 2007

Unit Value	$ 13.058461	$ 5.803200	$ 16.642550	$ 13.529815	$ 13.268141	n/a	n/a	$ 10.761052	$ 11.988650	$ 17.339977
Total Return *	-5.87%	10.37%	15.13%	6.91%	2.54%	n/a	n/a	5.72%***	4.07%	-10.33%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	3.145%	3.91%	3.36%

Period ended December 31, 2006

Unit Value	$ 13.872382	$ 5.258183	$ 14.455154	$ 12.655538	$ 12.940106	n/a	n/a	n/a	$ 11.519490	$ 19.337160
Total Return *	13.01%	5.38%	-6.36%***	8.31%	12.82%	n/a	n/a	n/a	-0.48%	10.00%
Ratio of Expenses **	3.895%	3.71%	3.695%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

Period ended December 31, 2005

Unit Value	$ 12.275325	$ 4.989541	$ 15.224490	$ 11.684904	$ 11.469210	n/a	n/a	n/a	$ 11.575526	$ 17.579695
Total Return *	0.25%	0.00%***	18.82%***	8.42%***	5.39%***	n/a	n/a	n/a	-0.56%***	2.30%***
Ratio of Expenses **	3.895%	3.71%	3.61%	3.51%	3.61%	n/a	n/a	n/a	3.91%	3.36%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return		Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)		Bond Portfolio	Portfolio(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.607306	$ 6.639203	$ 10.729784	$ 10.202293	$ 12.762875	$ 8.125063	$ 7.551324	$ 12.152635	n/a	$ 18.137786	$ 16.829567
Total Return *	26.11%	62.19%	13.54%	22.72%	38.04%	34.34%***	0.87%***	16.08%	n/a	14.31%	24.83%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2008

Unit Value	$ 9.997206	$ 4.093468	$ 9.450010	$ 8.313699	$ 9.246087	$ 4.833989	$ 4.180148	$ 10.469333	n/a	$ 15.867781	$ 13.482237
Total Return *	-35.58%	-43.98%	-47.97%	-39.16%***	-41.45%	-47.99%***	-49.76%***	-8.88%***	n/a	-0.60%	-41.18%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	1.00%	n/a	1.00%	1.15%

Period ended December 31, 2007

Unit Value	$ 15.517913	$ 7.307406	$ 18.161781	$ 14.629951	$ 15.792289	n/a	n/a	$ 10.973974	n/a	$ 15.963557	$ 22.922528
Total Return *	-3.09%	13.41%	18.29%	9.54%	5.26%	n/a	n/a	9.72%***	n/a	7.16%	-8.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	1.10%	n/a	1.00%	1.15%

Period ended December 31, 2006

Unit Value	$ 16.012149	$ 6.443138	$ 15.352958	$ 13.356133	$ 15.002894	n/a	n/a	n/a	n/a	$ 14.896380	$ 25.000877
Total Return *	16.32%	8.27%	-2.36%	10.94%	15.80%	n/a	n/a	n/a	n/a	2.45%	12.45%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

Period ended December 31, 2005

Unit Value	$ 13.765517	$ 5.950916	$ 15.724123	$ 12.038914	$ 12.955865	n/a	n/a	n/a	n/a	$ 14.540662	$ 22.233139
Total Return *	3.19%	8.47%***	37.42%	8.58%	12.61%	n/a	n/a	n/a	n/a	1.29%	7.51%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.10%	1.00%	n/a	n/a	n/a	n/a	1.00%	1.15%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO		JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return		Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)		Bond Portfolio	Portfolio(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 363,256	$ 225,292	$ 524,476	$ 282,986	$ 173,881	$ 96,476	$ 216,740	$ 694,975		$ 1,673,846	$ -
Units Outstanding (in thousands)	30,126	36,401	50,623	28,696	14,359	12,009	29,002	58,299		99,987	-
Investment Income Ratio *	0.93%	0.12%	0.13%	1.73%	1.69%	0.01%	0.00%	2.99%		3.12%	7.91%

Period ended December 31, 2008

Net Assets (in thousands)	$ 193,801	$ 49,761	$ 517,873	$ 228,217	$ 104,997	$ 3,934	$ 24,871	$ 423,346		$ 871,072	$ 37,459
Units Outstanding (in thousands)	20,221	13,023	56,424	28,250	11,924	819	5,964	41,005		59,558	3,362
Investment Income Ratio *	1.28%	0.02%	0.30%	1.50%	1.34%	1.34%	0.00%	1.51%		4.36%	0.18%

Period ended December 31, 2007

Net Assets (in thousands)	$ 316,673	$ 99,763	$ 1,099,740	$ 422,290	$ 196,599	n/a	n/a	$ 75,390		$ 598,012	$ 75,771
Units Outstanding (in thousands)	21,146	14,472	61,931	29,419	13,002	n/a	n/a	6,906		40,603	4,013
Investment Income Ratio *	1.36%	0.09%	0.00%	3.04%	1.06%	n/a	n/a	0.00%		5.28%	0.32%

Period ended December 31, 2006

Net Assets (in thousands)	$ 310,494	$ 59,686	$ 822,800	$ 413,219	$ 180,942	n/a	n/a	n/a		$ 435,179	$ 103,219
Units Outstanding (in thousands)	19,903	9,646	54,436	31,351	12,505	n/a	n/a	n/a		31,702	5,014
Investment Income Ratio *	1.59%	0.09%	0.00%	0.52%	0.52%	n/a	n/a	n/a		3.97%	0.36%

Period ended December 31, 2005

Net Assets (in thousands)	$ 217,908	$ 45,266	$ 451,873	$ 225,951	$ 124,849	n/a	n/a	n/a		$ 324,438	$ 118,699
Units Outstanding (in thousands)	16,115	7,874	28,983	18,905	9,918	n/a	n/a	n/a		24,289	6,488
Investment Income Ratio *	2.05%	1.60%	0.00%	0.55%	0.25%	n/a	n/a	n/a		4.46%	0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.567026	$ 7.885776	$ 7.941697	$ 11.592092	$ 8.002272	$ 8.935882	$ 9.375145	$ 7.426450	$ 8.356204	$ 7.787034
Total Return *	41.12%	2.89%***	6.35%***	39.59%	8.22%***	36.82%	9.43%***	21.67%	14.37%	18.97%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.51%	3.36%	3.61%	3.61%	3.01%	3.695%	3.145%

Period ended December 31, 2008

Unit Value	$ 7.488176	$ 5.576767	$ 6.178402	$ 8.304331	$ 5.901213	$ 6.531198	$ 6.765550	$ 6.103657	$ 7.306311	$ 6.545258
Total Return *	-33.21%	-47.15%***	-33.43%***	-49.03%	-24.84%***	-31.69%***	-28.46%***	-0.30%***	-27.88%***	-36.78%
Ratio of Expenses **	3.61%	2.91%	2.91%	3.51%	3.095%	3.61%	3.26%	3.01%	3.695%	3.145%

Period ended December 31, 2007

Unit Value	$ 11.211535	n/a	n/a	$ 16.293261	n/a	$ 9.909378	$ 9.904249	$ 10.364266	$ 10.396421	$ 10.353901
Total Return *	-4.63%	n/a	n/a	-7.99%***	n/a	-0.63%***	-0.96%***	0.66%***	2.35%***	-0.92%***
Ratio of Expenses **	3.61%	n/a	n/a	3.51%	n/a	2.71%	2.845%	2.845%	3.01%	3.145%

Period ended December 31, 2006

Unit Value	$ 11.755761	n/a	n/a	$ 15.286772	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	5.00%***	n/a	n/a	9.27%	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.61%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 11.070629	n/a	n/a	$ 16.589654	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-1.13%***	n/a	n/a	2.22%***	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.56%	n/a	n/a	3.395%	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P				JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P		JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined		Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)		Moderate Portfolio(a)	Growth Portfolio(a)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 14.400860	$ 8.240756	$ 8.299179	$ 16.496448	$ 8.239112	$ 9.414414	$ 9.897945	$ 7.998913	n/a	$ 9.183868	$ 8.420262
Total Return *	44.85%	45.77%	32.51%	43.00%	38.93%	40.30%	48.51%***	34.29%***	n/a	22.52%***	29.75%***
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.00%	0.50%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 9.942050	$ 5.653172	$ 6.263202	$ 11.536294	$ 5.930376	$ 6.710374	$ 6.924855	$ 6.336449	n/a	$ 7.679321	$ 6.805842
Total Return *	-31.44%	-47.05%***	-40.61%***	-47.79%	-31.82%***	-28.15%***	-24.77%***	-34.40%***	n/a	-27.44%	-35.51%
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.00%	1.10%	1.10%	1.10%	n/a	1.15%	1.15%

Period ended December 31, 2007

Unit Value	$ 14.502044	n/a	n/a	$ 22.095438	n/a	$ 9.921241	$ 9.917140	$ 10.534013	n/a	$ 10.582996	$ 10.553448
Total Return *	-2.09%	n/a	n/a	-6.66%	n/a	-1.84%***	-1.88%***	-0.78%***	n/a	3.79%***	4.34%***
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	1.15%	1.15%	1.15%	n/a	1.15%	1.15%

Period ended December 31, 2006

Unit Value	$ 14.812194	n/a	n/a	$ 23.672826	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	9.42%	n/a	n/a	11.79%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 13.537400	n/a	n/a	$ 21.175540	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	0.68%	n/a	n/a	9.10%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.00%	n/a	n/a	1.10%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P				JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P		JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined		Disciplined	Moderate
	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)		Moderate Portfolio(a)	Growth Portfolio(a)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 491,310	$ 19,225	$ 14,748	$ 88,889	$ 111,569	$ 592,013	$ 88,880	$ 74,918		$ 158,926	$ 194,086
Units Outstanding (in thousands)	37,428	2,359	1,795	6,119	13,636	63,553	9,096	9,671		17,855	23,763
Investment Income Ratio *	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%	0.02%	3.46%		2.80%	3.23%

Period ended December 31, 2008

Net Assets (in thousands)	$ 172,415	$ 3,373	$ 4,763	$ 55,567	$ 12,102	$ 255,729	$ 26,645	$ 25,007		$ 55,788	$ 71,319
Units Outstanding (in thousands)	19,370	599	764	5,526	2,044	38,346	3,872	3,996		7,341	10,574
Investment Income Ratio *	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%	1.47%	1.75%		1.30%	1.40%

Period ended December 31, 2007

Net Assets (in thousands)	$ 267,490	n/a	n/a	$ 119,369	n/a	$ 22,022	$ 6,231	$ 15,683		$ 33,591	$ 38,400
Units Outstanding (in thousands)	20,646	n/a	n/a	6,245	n/a	2,221	629	1,496		3,190	3,658
Investment Income Ratio *	7.54%	n/a	n/a	0.60%	n/a	0.00%	0.07%	0.00%		0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 284,124	n/a	n/a	$ 154,997	n/a	n/a	n/a	n/a		n/a	n/a
Units Outstanding (in thousands)	21,538	n/a	n/a	7,582	n/a	n/a	n/a	n/a		n/a	n/a
Investment Income Ratio *	7.15%	n/a	n/a	0.03%	n/a	n/a	n/a	n/a		n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 209,499	n/a	n/a	$ 169,897	n/a	n/a	n/a	n/a		n/a	n/a
Units Outstanding (in thousands)	17,807	n/a	n/a	9,315	n/a	n/a	n/a	n/a		n/a	n/a
Investment Income Ratio *	7.01%	n/a	n/a	0.96%	n/a	n/a	n/a	n/a		n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.310996	$ 6.818292	$ 9.271159	$ 9.789636	$ 9.929091	$ 10.023459	$ 10.131046	$ 10.043857	$ 7.526262	$ 8.087399
Total Return *	39.26%***	-5.79%	13.04%***	26.22%	9.41%	23.29%	14.32%	18.60%	-4.53%	-5.40%
Ratio of Expenses **	3.51%	1.05%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2008

Unit Value	$ 6.991175	$ 7.237286	$ 6.144531	$ 7.755799	$ 9.075254	$ 8.130179	$ 8.861798	$ 8.468455	$ 7.883524	$ 8.549218
Total Return *	-23.25%***	-32.15%	-33.54%***	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%	-25.51%	-18.27%
Ratio of Expenses **	3.26%	1.05%	3.26%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2007

Unit Value	$ 9.755667	$ 10.666237	$ 9.906975	$ 13.234462	$ 10.918213	$ 13.064157	$ 11.675144	$ 12.159040	$ 10.583715	$ 10.460704
Total Return *	0.38%***	5.69%***	-0.93%***	5.13%	2.42%	4.63%	3.81%	4.36%	2.90%***	1.22%***
Ratio of Expenses **	2.71%	1.05%	2.845%	3.75%	3.695%	3.80%	3.695%	4.01%	1.05%	1.05%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 12.588579	$ 10.660437	$ 12.486478	$ 11.247113	$ 11.651023	n/a	n/a
Total Return *	n/a	n/a	n/a	11.32%	3.25%***	9.90%	3.88%***	10.48%***	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.695%	3.80%	3.695%	4.01%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 11.308090	$ 10.304722	$ 11.361577	$ 10.628068	$ 11.030655	n/a	n/a
Total Return *	n/a	n/a	n/a	4.49%	1.62%***	3.44%	4.67%***	2.51%	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	3.75%	3.31%	3.80%	3.26%	3.75%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/		JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed		Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate		Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio		Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.756332	$ 6.901716	$ 9.788398	$ 13.520264	$ 11.435228	$ 13.922400	$ 11.607218	$ 14.132179	n/a	$ 7.618346	$ 8.186339
Total Return *	38.48%***	-5.66%	74.12%***	29.74%	16.10%***	26.79%	17.33%	22.11%	n/a	-4.40%	-5.27%
Ratio of Expenses **	1.00%	0.50%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2008

Unit Value	$ 7.155794	$ 7.315572	$ 6.289289	$ 10.420786	$ 10.131175	$ 10.980959	$ 9.892894	$ 11.573735	n/a	$ 7.968799	$ 8.641694
Total Return *	-22.85%***	-31.77%	-31.17%***	-39.76%	-14.69%	-36.00%	-22.10%	-28.30%	n/a	-25.10%	-17.82%
Ratio of Expenses **	1.10%	0.50%	1.10%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2007

Unit Value	$ 9.766570	$ 10.722463	$ 9.919101	$ 17.299623	$ 11.876307	$ 17.157763	$ 12.699683	$ 16.140967	n/a	$ 10.639521	$ 10.515865
Total Return *	-2.62%***	0.17%***	-0.81%***	8.08%	5.13%	4.78%***	6.55%	7.46%	n/a	1.38%***	2.24%***
Ratio of Expenses **	1.25%	0.50%	1.25%	1.00%	1.10%	1.00%	1.10%	1.10%	n/a	0.50%	0.50%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	$ 16.006541	$ 11.297247	$ 15.805175	$ 11.918971	$ 15.020558	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	14.42%	6.67%	13.33%	9.19%	10.95%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	$ 13.989395	$ 10.590688	$ 13.945611	$ 10.916193	$ 13.538173	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	7.40%	2.60%	6.21%	3.84%	5.25%	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.10%	1.15%	1.10%	1.10%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/		JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed		Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate		Retirement	Retirement
	Portfolio(b)	Strategy Portfolio(a)(c)	Portfolio(b)	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio		Strategy Portfolio(a)(c)	Strategy Portfolio(a)(c)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 79,218	$ -	$ 86,341	$ 508,673	$ 572,713	$ 1,329,575	$ 930,311	$ 1,625,059		$ -	$ -
Units Outstanding (in thousands)	9,158	-	8,941	40,161	51,869	102,211	82,390	122,140		-	-
Investment Income Ratio *	0.04%	0.53%	0.03%	2.48%	2.03%	2.25%	1.53%	0.85%		0.65%	1.56%

Period ended December 31, 2008

Net Assets (in thousands)	$ 33,656	$ 548	$ 29,551	$ 334,779	$ 374,871	$ 721,594	$ 511,031	$ 902,365		$ 583	$ 1,108
Units Outstanding (in thousands)	4,731	75	4,725	34,273	38,038	70,370	53,018	83,111		74	129
Investment Income Ratio *	4.82%	7.24%	1.24%	0.37%	4.19%	0.55%	4.00%	2.28%		10.21%	11.33%

Period ended December 31, 2007

Net Assets (in thousands)	$ 738	$ 815	$ 11,822	$ 606,719	$ 240,837	$ 1,201,073	$ 475,928	$ 1,251,889		$ 673	$ 295
Units Outstanding (in thousands)	76	76	1,193	37,210	20,751	74,650	38,280	82,230		63	28
Investment Income Ratio *	0.13%	3.57%	0.09%	1.91%	3.16%	1.70%	3.14%	2.24%		4.37%	9.07%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$ 577,628	$ 126,364	$ 1,081,171	$ 284,241	$ 993,884		n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	38,011	11,361	71,760	24,211	69,732		n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.58%	2.06%	0.98%	2.01%	1.28%		n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	$ 547,590	$ 73,694	$ 938,302	$ 140,109	$ 759,013		n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	40,948	7,023	69,873	12,958	58,758		n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	0.77%	0.43%	1.19%	0.30%	1.91%		n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 8.906157	$ 8.801954	$ 8.704259	$ 9.540784	$ 8.590651	$ 18.445088	$ 9.305184	$ 15.125413	$ 18.136812	$ 26.903923
Total Return *	16.43%	18.05%	19.35%	11.12%	2.27%***	15.23%	-3.54%	19.48%	37.99%	41.21%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.61%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2008

Unit Value	$ 7.649318	$ 7.456312	$ 7.293231	$ 8.586287	$ 6.240794	$ 16.007656	$ 9.646545	$ 12.659714	$ 13.143650	$ 19.052733
Total Return *	-26.84%***	-35.22%	-37.48%	-19.28%***	-35.57%***	-23.68%	-1.57%	-35.77%	-45.04%	-42.92%
Ratio of Expenses **	3.145%	2.91%	2.845%	3.06%	3.51%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2007

Unit Value	$ 11.381800	$ 11.510162	$ 11.665172	$ 10.861365	$ 10.052412	$ 20.974344	$ 9.800591	$ 19.709046	$ 23.914187	$ 33.381368
Total Return *	6.21%	-3.78%***	3.16%***	0.64%***	0.52%***	3.46%	0.86%	3.91%	5.87%	12.70%
Ratio of Expenses **	2.76%	2.91%	2.845%	2.845%	2.845%	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.716011	$ 10.857985	$ 10.947109	$ 10.467614	n/a	$ 20.272182	$ 9.716797	$ 18.967476	$ 22.588231	$ 29.620681
Total Return *	8.03%***	1.07%***	11.83%***	2.80%***	n/a	9.43%	0.68%	16.54%	9.35%	2.71%
Ratio of Expenses **	2.76%	2.61%	2.41%	2.71%	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 18.525561	$ 9.651380	$ 16.275491	$ 20.657198	$ 28.839211
Total Return *	n/a	n/a	n/a	n/a	n/a	1.38%	-1.06%	4.23%	3.35%***	2.74%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	3.80%	3.75%	3.70%	3.91%	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/		JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value		Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio		Growth Portfolio	Growth Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.586162	$ 9.392243	$ 9.282487	$ 10.255677	$ 9.069807	$ 27.789280	$ 13.917211	$ 18.397952	n/a	$ 27.771231	$ 41.195958
Total Return *	18.15%	19.58%	34.61%***	12.73%	62.22%***	18.50%	-0.85%	22.75%	n/a	42.07%	45.38%
Ratio of Expenses **	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 8.113663	$ 7.854190	$ 7.667635	$ 9.097796	$ 6.404924	$ 23.451105	$ 14.036344	$ 14.988548	n/a	$ 19.548020	$ 28.337674
Total Return *	-30.92%	-34.07%	-36.41%	6.48%***	-29.41%***	-21.51%	1.17%	-34.01%	n/a	-43.41%	-41.24%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.10%	1.10%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 11.744841	$ 11.912837	$ 12.057863	$ 11.226931	$ 10.064737	$ 29.878778	$ 13.873622	$ 22.712971	n/a	$ 34.546285	$ 48.224532
Total Return *	7.96%***	8.21%	0.17%***	4.86%***	0.65%***	6.42%	3.69%	6.77%	n/a	9.01%	16.05%
Ratio of Expenses **	1.15%	1.15%	1.15%	1.15%	1.25%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.870432	$ 11.009327	$ 11.068092	$ 10.613478	n/a	$ 28.076791	$ 13.379856	$ 21.272921	n/a	$ 31.689645	$ 41.556156
Total Return *	9.46%***	7.61%***	9.88%***	6.07%***	n/a	12.53%	3.48%	19.72%	n/a	12.57%	5.74%
Ratio of Expenses **	1.25%	1.15%	1.25%	1.25%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	n/a	$ 24.951112	$ 12.930219	$ 17.768770	n/a	$ 28.151511	$ 39.302036
Total Return *	n/a	n/a	n/a	n/a	n/a	4.26%	1.69%	7.08%	n/a	5.04%	12.96%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/		JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value		Price Established	Price Mid-Cap
	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(a)(c)	Portfolio(b)	Portfolio	Portfolio	Portfolio		Growth Portfolio	Growth Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ -	$ -	$ -	$ 53,501	$ 698,799	$ 813,943	$ 245,685		$ 548,364	$ 590,369
Units Outstanding (in thousands)	-	-	-	-	5,976	27,589	64,606	13,947		22,175	16,143
Investment Income Ratio *	2.75%	2.18%	2.03%	3.66%	0.02%	2.87%	0.18%	1.78%		0.33%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$ 25,132	$ 10,276	$ 6,118	$ 45,552	$ 28,399	$ 432,806	$ 1,200,692	$ 153,537		$ 301,125	$ 309,196
Units Outstanding (in thousands)	3,143	1,329	808	5,098	4,462	20,425	94,661	10,667		17,567	12,488
Investment Income Ratio *	0.79%	1.33%	1.22%	1.84%	1.84%	2.44%	2.06%	0.04%		0.08%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 15,824	$ 8,361	$ 4,777	$ 29,044	$ 3,265	$ 497,884	$ 618,006	$ 217,135		$ 558,543	$ 510,648
Units Outstanding (in thousands)	1,359	710	400	2,615	325	18,482	48,897	9,897		18,570	12,275
Investment Income Ratio *	0.56%	0.43%	0.56%	1.10%	0.05%	2.57%	4.60%	3.53%		1.07%	1.71%

Period ended December 31, 2006

Net Assets (in thousands)	$ 4,568	$ 1,847	$ 939	$ 8,220	n/a	$ 413,630	$ 247,194	$ 165,654		$ 366,621	$ 395,854
Units Outstanding (in thousands)	422	168	85	777	n/a	16,395	20,137	8,007		13,352	11,280
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	2.69%	4.18%	3.24%		0.13%	0.80%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$ 371,851	$ 129,697	$ 79,288		$ 345,756	$ 380,759
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	16,635	10,933	4,555		14,267	11,678
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	3.94%	2.72%	3.32%		0.21%	0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations December 3, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.579367	$ 10.137378
Total Return *	-0.28%***	31.83%
Ratio of Expenses **	3.61%	3.91%

Period ended December 31, 2008

Unit Value	$ 9.327447	$ 7.689738
Total Return *	-8.94%	-42.75%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2007

Unit Value	$ 10.243295	$ 13.432137
Total Return *	0.45%***	-3.04%
Ratio of Expenses **	3.21%	3.91%

Period ended December 31, 2006

Unit Value	$ 10.109623	$ 13.853319
Total Return *	0.37%***	15.43%
Ratio of Expenses **	2.96%	3.91%

Period ended December 31, 2005

Unit Value	n/a	$ 12.001742
Total Return *	n/a	2.74%***
Ratio of Expenses **	n/a	3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.543119	$ 13.433157
Total Return *	6.57%	35.72%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$ 9.893602	$ 9.897450
Total Return *	-1.77%***	-41.06%
Ratio of Expenses **	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$ 10.610338	$ 16.792708
Total Return *	3.67%	-0.16%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2006

Unit Value	$ 10.235082	$ 16.819769
Total Return *	-0.12%***	18.83%
Ratio of Expenses **	1.10%	1.00%

Period ended December 31, 2005

Unit Value	n/a	$ 14.154707
Total Return *	n/a	5.09%
Ratio of Expenses **	n/a	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 182,385	$ 318,777
Units Outstanding (in thousands)	17,700	25,158
Investment Income Ratio *	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$ 87,244	$ 204,240
Units Outstanding (in thousands)	8,978	21,770
Investment Income Ratio *	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$ 65,966	$ 367,321
Units Outstanding (in thousands)	6,283	22,938
Investment Income Ratio *	3.89%	2.29%

Period ended December 31, 2006

Net Assets (in thousands)	$ 25,837	$ 323,913
Units Outstanding (in thousands)	2,534	20,028
Investment Income Ratio *	0.00%	1.26%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 254,751
Units Outstanding (in thousands)	n/a	18,573
Investment Income Ratio *	n/a	2.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

Jackson National Life Insurance
Company and Subsidiaries

Consolidated Financial Statements
December 31, 2009

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2009

__________________________________________________________________

Report of Independent Registered Public Accounting Firm                                                   1

Consolidated Balance Sheets                                                                                               2

Consolidated Income Statements                                                                                         3

Consolidated Statements of Changes in Equity and Comprehensive Income                                                                                                                                4

Consolidated Statements of Cash Flows                                                                               5

Notes to Consolidated Financial Statements                                                                          6

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2009.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 4 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

KPMG LLP

Chicago, Illinois
February 26, 2010

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2009	2008
Investments:
Cash and short-term investments	$1,043,725	$715,994
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2009, $36,791,797; 2008, $38,419,522)	36,368,034	34,305,761
Equities (cost: 2008, $389,516)	-	343,668
Trading securities, at fair value	557,671	523,969
Commercial mortgage loans	5,983,571	6,376,535
Policy loans	852,941	841,054
Derivative instruments	837,728	970,800
Other invested assets	866,023	935,010
Total investments	46,509,693	45,012,791

Accrued investment income	450,133	496,787
Deferred acquisition costs	4,738,901	4,889,889
Deferred sales inducements	476,749	565,942
Reinsurance recoverable	1,133,118	1,527,403
Income taxes receivable from Parent	369,478	169,331
Deferred income taxes	89,678	994,874
Other assets	192,042	234,196
Separate account assets	33,329,412	20,902,191
Total assets	$87,289,204	$74,793,404

Liabilities and Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$3,194,039	$4,091,774
Deposits on investment contracts	38,283,062	35,891,064
Guaranteed investment contracts	920,101	1,903,276
Trust instruments supported by funding agreements	2,331,458	4,647,874
Federal Home Loan Bank funding agreements	1,750,965	1,752,399
Short-term borrowings	-	150,000
Long-term borrowings	288,680	288,915
Securities lending payable	34,203	127,897
Derivative instruments	745,214	1,258,036
Other liabilities	1,234,646	1,152,864
Separate account liabilities	33,329,412	20,902,191
Total liabilities	82,111,780	72,166,290

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,561,395	2,968,985
Accumulated other comprehensive income (loss), net of
tax benefit of $356,307 in 2009 and $851,672 in 2008	76,344	(1,627,525)
Retained earnings	1,450,505	1,145,443
Total stockholder's equity	5,102,044	2,500,703
Noncontrolling interests	75,380	126,411
Total equity	5,177,424	2,627,114
Total liabilities and equity	$87,289,204	$74,793,404

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Revenues
Fee income	$1,082,281	$1,069,910	$1,000,661
Premiums	115,231	170,161	190,300
Net investment income	2,577,794	2,662,099	2,945,516

Net realized losses on investments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Other investment gains (losses)	166,829	(289,542)	(30,179)
Total net realized losses on investments	(607,878)	(1,203,234)	(90,574)

Risk management activity	(912,080)	(466,638)	36,458
Other income	61,112	107,763	27,783
Total revenues	2,316,460	2,340,061	4,110,144
Benefits and Expenses
Death and other policy benefits	583,573	514,148	488,280
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank advances,
notes and reverse repurchase agreements	49,767	71,295	66,647
Increase (decrease) in reserves, net of reinsurance	(536,828)	164,027	(29,437)
Commissions	980,903	739,798	796,876
General and administrative expenses	447,617	478,320	468,582
Deferral of policy acquisition costs	(944,596)	(719,724)	(777,230)
Deferral of sales inducements	(132,196)	(113,232)	(140,722)
Amortization of acquisition costs:
Attributable to operations	108,240	926,903	552,626
Attributable to risk management activity	(341,509)	(103,491)	17,182
Attributable to net realized losses on investments	(72,349)	(164,503)	(23,142)
Amortization of deferred sales inducements:
Attributable to operations	43,542	39,836	95,102
Attributable to risk management activity	(1,203)	59,694	15,979
Attributable to net realized losses on investments	(10,062)	(15,770)	(2,940)
Total benefits and expenses	1,718,167	3,479,542	3,216,178
Pretax income (loss)	598,293	(1,139,481)	893,966
Federal income tax expense (benefit)	182,536	(172,081)	252,291
Income (loss) before extraordinary loss	415,757	(967,400)	641,675
Extraordinary loss, net of tax benefit of $4,651 in 2008	-	(8,638)	-
Net income (loss)	415,757	(976,038)	641,675
Less: Net income (loss) attributable to noncontrolling interests	(12,415)	5,825	22,396
Net income (loss) attributable to Jackson	$428,172	$(981,863)	$619,279

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2006	$13,800	$2,904,276	$110,807	$2,067,128	$5,096,011	$148,495	$5,244,506
Comprehensive income:
Net income				619,279	619,279	22,396	641,675
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(102,737)			(190,798)		(190,798)	(39,681)	(230,479)
Reclassification adjustment
for gains included
in net income, net of tax
of $(6,055)			(11,244)		(11,244)		(11,244)
Total comprehensive income (loss)			(202,042)	619,279	417,237	(17,285)	399,952
Capital contribution		30,605			30,605		30,605
Dividends to stockholder				(246,000)	(246,000)		(246,000)
Balances as of December 31, 2007	$13,800	$2,934,881	$(91,235)	$2,440,407	$5,297,853	$131,210	$5,429,063

Comprehensive income:
Net income (loss)				(981,863)	(981,863)	5,825	(976,038)
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(1,045,509)			(1,987,509)		(1,987,509)	(10,624)	(1,998,133)
Reclassification adjustment
for losses included
in net income, net of tax
of $242,964			451,219		451,219		451,219
Total comprehensive loss			(1,536,290)	(981,863)	(2,518,153)	(4,799)	(2,522,952)
Capital contribution		34,104			34,104		34,104
Dividends to stockholder				(313,101)	(313,101)		(313,101)
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114

Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net of DAC			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss) attributable to Jackson	$ 428,172	$ (981,863)	$ 619,279
Adjustments to reconcile income (loss) attributable to Jackson to net cash provided by operating activities:
Net realized losses on investments	607,878	1,203,234	90,574
Losses on trading portfolio	126,090	91,472	6,496
Risk management activity	912,080	466,638	(36,458)
Interest credited on deposit liabilities	1,461,137	1,406,066	1,409,771
Interest expense on trust instruments supported
by funding agreements	82,131	196,175	278,604
Interest expense on Federal Home Loan Bank funding
agreements	28,906	57,928	50,178
Mortality, expense and surrender charges	(327,521)	(321,484)	(298,384)
Amortization of discount and premium on investments	(1,235)	28,168	65,787
Deferred income tax (benefit) provision	409,848	(113,368)	50,254
Change in:
Accrued investment income	46,654	(41,579)	78,679
Deferred sales inducements and acquisition costs	(1,350,132)	(90,287)	(263,145)
Trading portfolio activity, net	142,064	9,592	(91,761)
Income taxes receivable from Parent	(200,147)	(161,872)	46,340
Other assets and liabilities, net	201,025	218,797	(147,951)
Net cash provided by operating activities	2,566,950	1,967,617	1,858,263

Cash flows from investing activities:
Sales of fixed maturities and equities available for sale	9,001,912	2,248,000	4,810,384
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale	2,166,500	2,964,781	3,074,597
Commercial mortgage loans	742,080	407,640	845,333
Purchases of:
Fixed maturities and equities available for sale	(10,029,527)	(7,622,992)	(7,542,552)
Commercial mortgage loans	(351,711)	(1,310,760)	(1,031,580)
Other investing activities	(1,534,559)	473,947	(143,207)
Net cash (used in) provided by investing activities	(5,305)	(2,839,384)	12,975

Cash flows from financing activities:
Policyholders' account balances:
Deposits	14,123,189	12,846,221	13,262,218
Withdrawals	(9,543,370)	(9,029,910)	(8,425,907)
Net transfers to separate accounts	(6,984,733)	(2,442,002)	(6,915,504)
Proceeds from borrowings	-	550,000	250,000
Payments on borrowings	(150,000)	(634,047)	(131,831)
Proceeds and payments on short-term borrowings from Parent	-	(32,000)	32,000
Payment of cash dividends to Parent	(250,000)	(313,101)	(246,000)
Capital contribution from Parent	571,000	-	-
Net cash (used in) provided by financing activities	(2,233,914)	945,161	(2,175,024)

Net increase (decrease) in cash and short-term investments	327,731	73,394	(303,786)

Cash and short-term investments, beginning of year	715,994	642,600	946,386
Total cash and short-term investments, end of year	$ 1,043,725	$ 715,994	$ 642,600

See accompanying notes to consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

1.      Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include the accounts of the following:
•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Adopted in Current Year
On December 31, 2009, the Company adopted the Statement of Financial Accounting Standards (“FAS”) No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which was issued by the Financial Accounting Standards Board (“FASB”) in June 2009.  ASU 2009-01 supersedes FAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles”, authorizes the Codification as the new source for authoritative U.S. GAAP and ends the practice of FASB issuing standards in the familiar forms.  ASU 2009-01 did not have an impact on the Company’s consolidated financial statements.

On December 31, 2009, the Company adopted FAS No. 165, “Subsequent Events” (“ASC 855-10”), which was issued by the FASB in May 2009.  ASC 855-10 addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated.  The Company has evaluated subsequent events through February 26, 2010,  which is the date the financial statements were available to be issued.

On December 31, 2009, the Company adopted FASB Staff Position (“FSP”) FAS No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”).  This amendment to FAS 157 provides additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity.  This change also includes guidance on identifying circumstances that indicate a transaction is not orderly.  This change did not have an impact on the Company’s consolidated financial statements.

On January 1, 2009, the Company adopted FSP FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“ASC 320-10”).  This staff position amends the other-than-temporary impairment guidance for debt securities and modifies the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities.  This change also amends the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaces this provision with the assertion that management does not intend to sell or it is not more likely than not that management will be required to sell a security prior to recovery.  In addition, it modifies the presentation of other-than-temporary impairments for certain debt securities where management has no intent to sell and will not be required to sell to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment.  The remaining impairment loss is then presented in other comprehensive income (loss) (“OCI”).  Upon adoption, the Company transferred $186.6 million ($126.9 million net of deferred acquisition costs) of non-credit related impairments from retained earnings to OCI.

In February 2008, the FASB issued FSP FAS No. 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” (“ASC 820-10”).  This update provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, “Accounting for Leases” (“ASC 840-20”) and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases.  Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company’s consolidated financial statements.

In February 2008, the FASB issued FSP FAS No. 157-2, “Effective Date of FASB Statement No. 157” (“ASC 820-10”) which delayed the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which this change applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment.  As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 in 2008.  Application in 2009 did not have a significant impact on the Company’s consolidated financial statements.

2.           Summary of Significant Accounting Policies (continued)

In March 2008, the FASB issued FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“ASC 815-10”).  This statement amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and the related interpretations and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  It was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  The Company has incorporated the additional disclosures in the 2009 consolidated financial statements.

In December 2007, the FASB issued FAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51” (“ASC 810-10”).  This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and was effective for fiscal years beginning on or after December 15, 2008.  Jackson adopted this change effective January 1, 2009.  It resulted in the presentation of noncontrolling interests not directly or indirectly attributable to the Company separately in equity and net income.  The prior year financial statements have been reclassified to reflect this change.

Changes in Accounting Principles – Adopted in Prior Years
In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“ASC 810-10” and “ASC 860-10”).  These staff positions amend both FASB Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” and FASB Interpretation No. 46 (revised) “Consolidation of Variable Interest Entities” to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008.  Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (“ASC 825-10”), which was issued by the FASB in 2007.  This statement allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement.  Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company’s consolidated financial statements.

On January 1, 2008, the Company adopted FAS No. 157, “Fair Value Measurements” (“ASC 820-10”), which was issued by the FASB in September 2006. The Company also adopted the related FSPs described below. For financial statement elements measured at fair value, this statement establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements.  The pronouncement defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to adoption, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished.  After adoption, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer’s credit standing be considered when measuring a liability at fair value.  It also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Company applied the provisions of ASC 820-10 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adoption changed the valuation of the Company’s embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts.  The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels.  At January 1, 2008, the impact of adoption on net income was a charge of $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions.  The Company’s adoption did not materially impact the fair values of other financial instruments.  However, management expects that as a result of adoption, risk management activity for future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs.  See note 3 for additional information regarding fair value measurements.
2.           Summary of Significant Accounting Policies (continued)

In October 2008, the FASB issued FSP No. FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”).  This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active.  FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company’s consolidated financial statements.

Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109” (“ASC 740-10”).  This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties.  The adoption did not have an initial impact on the Company’s consolidated financial statements.   See note 10 for information on unrecognized tax benefits arising subsequent to adoption.

Changes in Accounting Principles – Not Yet Adopted
In June 2009, the FASB issued FAS No. 166, “Accounting for Transfers of Financial Assets”.  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

In June 2009, the FASB issued FAS No. 167, “Amendments to FASB Interpretation No. 46R”, which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures about involvement in VIEs.  This accounting guidance will be effective on January 1, 2010.  Jackson has not yet determined the impact this guidance, when adopted, will have on the Company’s consolidated financial statements.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method.  Asset-backed securities are amortized over the estimated redemption period.  With regard to certain asset-backed securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $953.4 million and $604.3 million as of December 31, 2009 and 2008, respectively.

2.      Summary of Significant Accounting Policies (continued)

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  Further, where Jackson has no intent to sell the security and does not expect to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in note 4.  For prior periods, Jackson recognized an other-than-temporary impairment when the Company did not expect full recovery of value or did not have the intent and ability to hold a security to recovery.  Further, prior to January 1, 2009, impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value.  Book value of available for sale equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  As a result, at December 31, 2009, all equity holdings are classified as trading.  Previously, trading securities primarily consisted of private equity securities and investments in mutual funds that support liabilities of the Company’s non-qualified voluntary deferred compensation plans.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

Policy loans are carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Limited partnership investments are accounted for using the equity method.  Real estate is carried at the lower of depreciated cost or fair value.

Pursuant to the guidance provided in ASC 810-10, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests.  These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans.  Other invested assets also includes investments of $73.0 million and $72.5 million as of December 31, 2009 and 2008, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which the Company is not the primary beneficiary.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and, beginning in 2009, the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Derivative Instruments, Embedded Derivatives and Risk Management Activity
The Company enters into financial derivative transactions, including, but not limited to, swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions.  The related charge of $17.2 million is included as a component of net investment income.  There were no such losses in 2009 or 2007.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in note 5.  The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been increased by $131.9 million and $1.5 billion at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $53.0 million of deferred acquisition costs from retained earnings to accumulated other comprehensive income.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been increased by $11.9 million and $201.0 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson reclassified $6.7 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

2.      Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized.  Under GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Policy Reserves and Liabilities
Reserves for future policy benefits and claims payable:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4.0% to 8.0%.  Lapse and expense assumptions are based on Company experience.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  For index linked annuities, obligations in excess of the guaranteed contract value are economically hedged through the use of futures contracts and call options.

Trust Instruments Supported by Funding Agreements

Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to

2.      Summary of Significant Accounting Policies (continued)

institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $1.0 billion and $1.1 billion at December 31, 2009 and 2008, respectively.

Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2009 and 2008 totaled $1.3 billion and $3.5 billion, respectively.

Medium term note instruments issued representing obligations denominated in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in risk management activity.

Federal Home Loan Bank Advances
Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term notes or funding agreements issued to FHLBI.  At December 31, 2009 and 2008, the Company held $117.6 million and $117.5 million, respectively, in FHLBI capital stock, supporting $1.8 billion and $1.9 billion, respectively, in funding agreements and short-term borrowings.

Separate Account Assets and Liabilities
The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $33.3 billion and $20.8 billion at December 31, 2009 and 2008, respectively, are segregated in separate accounts.  The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks.  Such fees are recorded as earned and included in fee income in the consolidated income statements.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $142.2 million and $106.4 million at December 31, 2009 and 2008, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.
2.      Summary of Significant Accounting Policies (continued)

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

In 2008, the Company received, and recorded in other income, $18.6 million from class action settlements against certain underwriters of WorldCom securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at a discounted rate.  The income on these early terminations, totaling $16.8 million and $48.8 million in 2009 and 2008, respectively, was also included in other income.

3.      Fair Value Measurements

	December 31, 2009		December 31, 2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$1,043,725	$1,043,725	$715,994	$715,994
Fixed maturities	36,368,034	36,368,034	34,305,761	34,305,761
Equities	-	-	343,668	343,668
Trading securities	557,671	557,671	523,969	523,969
Commercial mortgage loans	5,983,571	5,939,175	6,376,535	6,139,750
Policy loans	852,941	680,569	841,054	665,817
Derivative instruments	837,728	837,728	970,800	970,800
GMIB reinsurance recoverable	141,459	141,459	249,468	249,468
Separate account assets	33,329,412	33,329,412	20,902,191	20,902,191

Liabilities
Annuity reserves (1)	$32,475,348	$24,927,600	$30,775,340	$23,631,193
Reserves for guaranteed investment contracts	920,101	968,519	1,903,276	1,998,027
Trust instruments supported by funding agreements	2,331,458	2,371,266	4,647,874	4,797,590
Federal Home Loan Bank funding agreements	1,750,965	1,572,456	1,752,399	1,816,734
Borrowings	288,680	288,680	438,915	413,026
Derivative instruments	745,214	745,214	1,258,036	1,258,036
Separate account liabilities	33,329,412	33,329,412	20,902,191	20,902,191

(1) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.  Non-financial instruments are not included in either the carrying value or fair value columns.

The following chart summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities.  Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.

3.      Fair Value Measurements (continued)

Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively, and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

For those securities that were internally valued at December 31, 2009 and 2008, an internally developed model was used to determine the fair value.  The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the  market discount rate for the security.  Appropriate risk premiums for illiquidity and non-performance are incorporated, and included in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

3.    Fair Value Measurements (continued)

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of  market observable inputs.

Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  Some valuations may be classified as Level 2 if the price can be corroborated.  Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows discounted at current market interest rates.  Projected future cash flows include assumptions regarding mortality and lapse expectations.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value. Changes in fair value are included in risk management activity.  Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes.  As noted above, due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  No other freestanding derivatives are currently classified as Level 3.

Other Invested Assets
Other invested assets include investments in limited partnerships and real estate.  Fair value for limited partnerships is determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2009.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Reserves for Guaranteed Investment Contracts
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.
3.      Fair Value Measurements (continued)

Trust Instruments Supported by Funding Agreements
Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Federal Home Loan Bank Funding Agreements
Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Borrowings
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other borrowings are based on future cash flows discounted at current market interest rates.

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are accounted for at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.  Due to the lack of availability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering it in 2009.

Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items.  Prior to January 1, 2008, the Company used the accounting guidance on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts.  Also incorporated were expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates were used.  This process used implied volatility data and evaluations of historical

3.      Fair Value Measurements (continued)

volatilities for various indices. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices.  The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process.  Estimates of future policyholder behavior are subjective, but based primarily on available internal experience data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Effective January 1, 2008, fair value is also calculated using the methods previously described.   However, as a result of adoption of revised guidance, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson’s own credit risk in place of the risk-adjusted rates referenced above.  Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions plus a risk margin.  On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than this fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2009
	Total	Level 1	Level 2	Level 3

Fixed maturities
U.S. Treasury securities	$ 610,511	$ 610,511	$ -	$ -
Foreign governments	1,633	-	1,633	-
Public utilities	2,407,817	-	2,394,479	13,338
Corporate securities	23,245,553	-	22,773,087	472,466
Residential mortgage-backed	5,309,091	-	5,306,122	2,969
Commercial mortgage-backed	3,405,883	-	3,327,984	77,899
Other asset-backed securities	1,387,546	-	484,590	902,956
Trading securities	557,671	276,323	35,303	246,045
Limited partnerships	704,689	-	-	704,689
Derivative instruments	837,728	-	555,739	281,989
GMIB reinsurance recoverable	141,459	-	-	141,459
Separate account assets (1)	33,329,412	33,329,412	-	-
Total	$ 71,938,993	$ 34,216,246	$ 34,878,937	$ 2,843,810

Embedded derivative instruments (2)	$ 6,621,572	$ -	$ 6,184,139	$ 437,433
Derivative instruments	745,214	21,393	696,591	27,230
Total	$ 7,366,786	$ 21,393	$ 6,880,730	$ 464,663

December 31, 2008
	Total	Level 1	Level 2	Level 3

Fixed maturities	$ 34,305,761	$ 5,118	$ 28,992,848	$ 5,307,795
Equities and trading securities	867,637	529,989	2,178	335,470
Derivative instruments	970,800	-	899,741	71,059
GMIB reinsurance recoverable	249,468	-	-	249,468
Separate account assets (1)	20,902,191	20,902,191	-	-
Total	$ 57,295,857	$ 21,437,298	$ 29,894,767	$ 5,963,792

Embedded derivative instruments (2)	$ 5,978,422	$ -	$ 4,854,475	$ 1,123,947
Derivative instruments	1,258,036	14,013	1,141,437	102,586
Total	$ 7,236,458	$ 14,013	$ 5,995,912	$ 1,226,533

(1) Pursuant to the conditions set forth in ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB benefits and equity indexed annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The table below provides rollforwards for 2008 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments.

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2009	Income	Income	Settlements	Level 3	2009
Assets
Fixed maturities
Public utilities	$14,920	$113	$2,211	$(5,019)	$1,113	$13,338
Corporate securities	478,790	7,346	133,792	(327,586)	180,124	472,466
Residential mortgage-backed	3,005,646	13,718	(4,261)	(47,621)	(2,964,513)	2,969
Commercial mortgage-backed	128,732	373	(21,719)	(15,987)	(13,500)	77,899
Other asset-backed securities	1,679,707	19,103	(256,411)	(158,496)	(380,947)	902,956
Equities and trading securities	335,470	(78,808)	-	26,983	(37,600)	246,045
Limited partnerships	740,961	(90,219)	-	53,947	-	704,689
Derivative instruments	71,059	309,180	-	(165,773)	67,523	281,989
GMIB reinsurance recoverable	249,468	(108,009)	-	-	-	141,459

Liabilities
Embedded derivative instruments	(1,123,947)	686,514	-	-	-	(437,433)
Derivative instruments	(102,586)	75,356	-	-	-	(27,230)

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2008	Income	Income	Settlements	Level 3	2008
Assets
Fixed maturities	$2,465,994	$(361,528)	$(597,879)	$144,839	$3,656,369	$5,307,795
Equities and trading securities	334,297	(6,778)	4	7,947	-	335,470
Derivative instruments	229,887	25,829	-	(184,657)	-	71,059
GMIB reinsurance recoverable	38,502	210,966	-	-	-	249,468

Liabilities
Embedded derivative instruments	(242,707)	(881,240)	-	-	-	(1,123,947)
Derivative instruments	11,349	(93,761)	-	-	(20,174)	(102,586)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

The portion of gains and losses included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial statement instruments still held at December 31, 2009 and December 31, 2008, are as follows (in thousands):

December 31, 2009
Assets
Fixed maturities
Public utilities	$ 2,211
Corporate securities	86,801
Residential mortgage-backed	(3,622)
Commercial mortgage-backed	(22,045)
Other asset-backed securities	(256,877)
Trading securities	(79,483)
Limited partnerships	(90,210)
Derivative instruments	146,235
GMIB reinsurance recoverable	(108,009)

Liabilities
Embedded derivative instruments	$ 686,514
Derivative instruments	75,356

December 31, 2008
Assets
Fixed maturities	$ (597,575)
Equities and trading securities	(11,379)
Derivative instruments	(25,168)
GMIB reinsurance recoverable	210,966

Liabilities
Embedded derivative instruments	$ (881,240)
Derivative instruments	(113,935)

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2009, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.   At December 31, 2009, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $472.4 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2009
AAA	22.7%
AA	5.2%
A	28.5%
BBB	37.1%
Investment grade	93.5%
BB	3.6%
B and below	2.9%
Below investment grade	6.5%
Total fixed maturities	100.0%

Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2009, 76% were investment grade, 13% were below investment grade and 11% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 39% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2009, the industries accounting for the larger percentage of unrealized losses included banking/finance (9% of fixed maturities gross unrealized losses) and building and materials (3%).  The largest unrealized loss related to a single corporate obligor was $17.8 million at December 31, 2009.

The cost or amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities (and equities in 2008) were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. Treasury securities	$627,499	$292	$17,280	$610,511	$-
Foreign governments	1,335	298	-	1,633	-
Public utilities	2,290,931	132,898	16,012	2,407,817	-
Corporate securities	22,510,422	1,099,607	364,476	23,245,553	4,323
Residential mortgage-backed	6,033,004	86,564	810,477	5,309,091	(325,815)
Commercial mortgage-backed	3,576,800	157,067	327,984	3,405,883	252
Other asset-backed securities	1,751,806	14,858	379,118	1,387,546	(96,032)
Total fixed maturities	$36,791,797	$1,491,584	$1,915,347	$36,368,034	$(417,272)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities on which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value
Fixed Maturities
U.S. Treasury securities	$4,618	$501	$-	$5,119
Foreign governments	1,337	513	-	1,850
Public utilities	3,330,471	34,805	223,085	3,142,191
Corporate securities	23,004,416	158,542	2,861,785	20,301,173
Residential mortgage-backed	6,901,646	131,505	598,689	6,434,462
Commercial mortgage-backed	3,222,378	36,935	652,711	2,606,602
Other asset-backed securities	1,954,656	41,483	181,775	1,814,364
Total fixed maturities	$38,419,522	$404,284	$4,518,045	$34,305,761

Equities	$389,516	$5,347	$51,195	$343,668

The amortized cost and fair value of fixed maturities at December 31, 2009, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized
	Cost	Fair Value
Due in 1 year or less	$623,824	$638,636
Due after 1 year through 5 years	7,712,867	8,065,685
Due after 5 years through 10 years	12,329,046	12,725,291
Due after 10 years through 20 years	2,821,936	2,862,574
Due after 20 years	1,942,514	1,973,328
Residential mortgage-backed	6,033,004	5,309,091
Commercial mortgage-backed	3,576,800	3,405,883
Other asset-backed securities	1,751,806	1,387,546
Total	$36,791,797	$36,368,034

U.S. Treasury securities with a carrying value of $4.1 million and $4.0 million at December 31, 2009 and 2008, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

The amount of fixed maturities’ gross unrealized losses by maturity date of the fixed maturities as of December 31, 2009 were as follows (in thousands):

Less than one year	$269
One to five years	45,766
Five to ten years	203,646
More than ten years	148,087
Residential mortgage-backed securities	810,477
Commercial mortgage-backed securities	327,984
Other asset-backed securities	379,118
Total gross unrealized losses	$1,915,347

The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $9.4 million and $10.7 million, respectively, at December 31, 2009.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2009 were $4.1 million and $4.3 million, respectively, and for the 12 months preceding December 31, 2008 were zero and $3 thousand, respectively.

4.      Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$1,510,862	$6,144	$386,254	$1,130,752
Alt-A	965,171	1,488	254,448	712,211
Subprime	475,023	109	163,418	311,714
Total non-agency RMBS	$2,951,056	$7,741	$804,120	$2,154,677

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value

Prime	$1,940,054	$14,343	$288,964	$1,665,433
Alt-A	1,124,057	25,081	226,179	922,959
Subprime	494,948	935	78,631	417,252
Total non-agency RMBS	$3,559,059	$40,359	$593,774	$3,005,644

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  31% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  76% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively.  No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during 2007.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  The amortized cost and fair value of the Company’s investment in CMBS is $3.6 billion and $3.4 billion, respectively, at December 31, 2009.  99% of these investments are rated investment grade by at least one NRSRO.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.  Jackson recorded $4.2 million of other-than-temporary impairment charges on CMBS during 2007.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  The amortized cost and fair value of the Company’s direct investments in bank loans were $240.1 million and $231.8 million, respectively, at December 31, 2009.

4.      Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	Less than 12 months			12 months or longer			Total
	Gross			Gross			Gross
	Unrealized		# of	Unrealized		# of	Unrealized		# of
December 31, 2009	Losses	Fair Value	securities	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. Treasury securities	$17,280	$605,607	3	$-	$-	-	$17,280	$605,607	3
Public utilities	7,704	286,119	25	8,308	60,565	11	16,012	346,684	36
Corporate securities	56,900	2,306,980	238	307,576	2,894,472	314	364,476	5,201,452	552
Residential mortgage-backed	220,138	1,724,086	158	590,339	1,365,474	190	810,477	3,089,560	348
Commerical mortgage-backed	25,716	320,072	45	302,268	1,552,264	135	327,984	1,872,336	180
Other asset-backed securities	122,857	573,973	49	256,261	466,000	95	379,118	1,039,973	144
Total temporarily impaired
securities	$450,595	$5,816,837	518	$1,464,752	$6,338,775	745	$1,915,347	$12,155,612	1,263

	Less than 12 months		12 months or longer		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
December 31, 2008	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
U.S. Treasury securities	$-	$-	$-	$-	$-	$-
Public utilities	147,809	1,925,535	75,276	426,786	223,085	2,352,321
Corporate securities	1,574,476	11,778,214	1,287,309	4,435,724	2,861,785	16,213,938
Residential mortgage-backed	192,621	934,858	406,068	1,886,883	598,689	2,821,741
Commercial mortgage-backed	511,060	1,904,360	141,651	404,178	652,711	2,308,538
Other asset-backed securities	62,776	412,063	118,999	592,531	181,775	1,004,594
Subtotal - fixed maturities	2,488,742	16,955,030	2,029,303	7,746,102	4,518,045	24,701,132
Equities	48,797	127,534	2,398	7,676	51,195	135,210
Total temporarily impaired
securities	$2,537,539	$17,082,564	$2,031,701	$7,753,778	$4,569,240	$24,836,342

Other-Than-Temporary Impairments on Available-For-Sale Securities
The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

4.      Investments (continued)

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant importance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to the adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on January 1, 2009, Jackson generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources.  These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income represent the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on an other-than-temporarily impaired security is recorded in other comprehensive income.

The following table sets forth net realized investment gains (losses) for the periods indicated (in thousands):

	2009	2008	2007
Available-for-sale securities
Realized gains on sale	$464,044	$58,059	$128,895
Realized losses on sale	(209,720)	(347,601)	(163,424)
Impairments:
Total other-than-temporary impairments	(1,196,893)	(913,692)	(60,395)
Portion of other-than-temporary impairments
included in other comprehensive income	422,186	-	-
Net other-than-temporary impairments	(774,707)	(913,692)	(60,395)
Transfer to trading portfolio	(87,491)	-	-
Other	(4)	-	4,350
Net realized losses on investments	$(607,878)	$(1,203,234)	$(90,574)

Impairment charges on equities of $84.6 million and $10.5 million are included in net realized losses on investments in 2008 and 2007, respectively.  There were no such impairments in 2009.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2009, 2008 and 2007 was $1,334.7  million, $1,795.5  million and $2,201.2 million, respectively, which was approximately 86%, 84% and 93%  of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

For the
year ending
December 31, 2009
Cumulative credit loss beginning balance	$-
Adoption of new accounting guidance related to other-than-temporary impairments	547,558
Additions:
New credit losses	572,104
Incremental credit losses	202,603
Reductions:
Securities sold, paid down or disposed of	(260,075)
Cumulative credit loss ending balance	$1,062,190

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.0 billion and $6.4 billion at December 31, 2009 and 2008, respectively, are reported net of an allowance for loan losses of $14.2 million and $16.0 million at each date, respectively.  At December 31, 2009, commercial mortgage loans were collateralized by properties located in 41 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and during 2009, recognized impairment charges of $13.8 million.  There were no such impairment charges in 2008 or 2007.

Securitizations
In November 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements.  Jackson’s carrying value in securities issued by Piedmont totaled $339.9 million and $494.0 million at December 31, 2009 and 2008, respectively, and was reported in asset-backed securities.

4.      Investments (continued)

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate.  Investments in limited partnerships have carrying values of $704.7 million and $741.0 million at December 31, 2009 and 2008, respectively.  Real estate totaling $136.9 million and $135.8 million at December 31, 2009 and 2008, respectively, includes foreclosed properties with a book value of $13.6 million and $12.9 million at December 31, 2009 and 2008, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 (“SERVES 2”) formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary.  This structure is consolidated by Jackson.  As a result of this consolidation at December 31, 2009, the underlying assets of $48.2 million and net liabilities of $4.0 million have been included in Jackson’s consolidated financial statements.    At December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million were included in Jackson’s consolidated financial statements.  The creditors of SERVES 2 do not have recourse to the general credit of Jackson.

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status.  Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers.  Further, during 2009, Jackson entered into revised forbearance agreements with the SERVES 2 and SERVES 3 counterparties.  The support provided by the agreements at December 31, 2009 could potentially expose Jackson to maximum losses of $203.4 million and $231.5 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson’s previous net holdings in SERVES 3.  The accompanying consolidated financial statements include the underlying assets of $48.8 million and $51.7 million and net liabilities of $29.8 million and $54.2 million in 2009 and 2008, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

4.      Investments (continued)

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.

During 2009, Jackson entered into a forebearance agreement related to SERVES 4 similar to those entered into for SERVES 2 and SERVES 3.  As a result of this forebearance agreement, Jackson’s maximum loss under SERVES 4 is $314.6 million.  At the date of this forebearance agreement, Jackson reevaluated the entity and confirmed that Jackson is not the primary beneficiary of SERVES 4.

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2009 and 2008, the estimated fair value of loaned securities was $83.3 million and $112.1 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  Cash collateral received, in the amount of $34.2 million and $127.9 million at December 31, 2009 and 2008, respectively, was invested by the agent bank and included in short-term investments of the Company.  Additionally, $52.2 million of non-cash collateral was received in 2009.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Fixed maturities	$2,242,491	$2,283,388	$2,320,597
Commercial mortgage loans	330,194	347,483	328,830
Limited partnerships	(89,829)	10,618	177,941
Other investment income	158,717	85,555	158,062
Total investment income	2,641,573	2,727,044	2,985,430
Less investment expenses	(63,779)	(64,945)	(39,914)
Net investment income	$2,577,794	$2,662,099	$2,945,516
During 2009, 2008 and 2007, $57.2 million, $(85.7) million and $44.6 million of investment income (loss) was recognized on trading securities held at December 31, 2009, 2008 and 2007, respectively.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson may consider, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and, as a result, are derivatives not designated as hedges.

5.    Derivative Instruments (continued)

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining short-term interest rates.  Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread.  Spread cap options are carried at fair value.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  On a net basis, put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These annuities contain embedded options whose fair value is reported in deposits on investment contracts.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount and are used for hedging purposes.  Interest rate swaps are carried at fair value.

The fair values of freestanding derivative instruments reflect the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.  With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

	December 31, 2009
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$607,855	$159,011	$270,906	$(25,809)	$133,202
Credit default swaps	-	-	305,000	(36,359)	(36,359)
Equity index call
options	1,241,600	48,811	906,897	(243,174)	(194,363)
Equity index put
options	14,650,000	337,777	-	-	337,777
Spread cap options	4,000,000	121,875	-	-	121,875
Put-swaptions	20,500,000	28,718	8,500,000	(4,424)	24,294
Equity index futures	-	-	2,477,682	(21,393)	(21,393)
Total return swaps	400,000	3,679	300,000	(27,230)	(23,551)
Interest rate swaps	2,550,000	137,857	6,390,000	(386,825)	(248,968)
Total	$43,949,455	$837,728	$19,150,485	$(745,214)	$92,514

	December 31, 2008
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount	Value	Amount	Value	Value
Cross-currency swaps	$644,807	$149,312	$314,033	$(67,209)	$82,103
Credit default swaps	45,000	305	255,000	(25,818)	(25,513)
Equity index call
options	1,442,100	10,314	6,897	(301)	10,013
Equity index put
options	9,450,000	527,435	-	-	527,435
Spread cap options	4,000,000	71,059	-	-	71,059
Put-swaptions	41,500,000	31,416	-	-	31,416
Equity index futures	-	-	661,063	(14,012)	(14,012)
Total return swaps	-	-	700,000	(102,587)	(102,587)
Interest rate swaps	2,450,000	180,959	6,490,000	(1,048,109)	(867,150)
Total	$59,531,907	$970,800	$8,426,993	$(1,258,036)	$(287,236)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

5.    Derivative Instruments (continued)

Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Interest rate swaps	$407,233	$(790,029)	$(167,141)
Put-swaptions	7,052	(20,493)	33,710
Futures	(396,329)	353,607	14,382
Equity index call options	(6,895)	(103,769)	(850)
Equity index put options	(792,760)	760,135	31,439
Total return swaps	74,470	(91,138)	(9,180)
Spread cap options	101,520	76,414	194,444
Fixed index annuity embedded derivatives	(189,464)	262,028	(27,623)
Credit default swaps	(24,990)	(34,845)	(653)
Variable annuity embedded derivatives	(91,917)	(878,548)	(32,070)
Risk management activity	$(912,080)	$(466,638)	$36,458

At December 31, 2009 and 2008, Jackson had net derivative assets by counterparty of $387.5 million and $394.5 million, respectively, and held collateral of $348.6 million and $370.4 million, respectively, related to these agreements.  At December 31, 2009 and 2008, Jackson also had net derivative liabilities by counterparty of $294.9 million and $681.7 million, respectively, and provided collateral of $341.4 million and $779.8 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2009 or 2008, Jackson would have been able to claim $85.4 million and $122.2 million, respectively, from counterparties and would have no disbursements.  These claims represent the net fair values of gains and losses by counterparty, less collateral held.

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves or derivative instruments.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2009 and 2008, the Company had variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

Choice 4
					Average
December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$27,316.2	$4,575.9	63.8 years
GMWB - Premium only	0%	4,044.6	447.7
GMWB - For life	0-5%	2,002.8	761.1
GMAB - Premium only	0%	43.2	3.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		4,736.8	1,116.6	62.8 years
GMWB - Highest anniversary only		2,735.7	800.7
GMWB - For life		1,310.0	416.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,110.1	620.5	65.1 years
GMIB	0-6%	2,930.8	787.8		5.9 years

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2009	2008
Equity	$24,993.8	$15,312.4
Bond	3,778.1	2,291.7
Balanced	3,529.8	1,918.4
Money market	843.8	1,243.2
Total	$33,145.5	$20,765.7

GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

	2009	2008	2007
Balance at January 1	$434.3	$118.0	$56.6
Incurred guaranteed benefits	21.0	392.0	86.7
Paid guaranteed benefits	(146.6)	(75.7)	(25.3)
Balance at December 31	$308.7	$434.3	$118.0
Balance at December 31, net of reinsurance	$308.7	$301.0	$4.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2009 and 2008 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2009 and from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under FAS 157 and are recognized at fair value, with the change in fair value reported in risk management activity.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $437.4 million and $1,123.9 million at December 31, 2009 and 2008, respectively, and was included in reserves for future policy benefits.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2009 and 2008, these GMWB reserves totaled $29.1 million and $22.6 million, respectively.

6.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2009.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2009 and 2008, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $5.1 million and $6.4 million at December 31, 2009 and 2008, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business due to: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the lower tier funding using the lower credited rate associated with surrenders, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodology prescribed in ASC 944-20, as follows:

	December 31, 2009			December 31, 2008
Benefit Type	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (NAR) (in millions)*	Weighted Average Attained Age
UL insurance benefit	$46.4	$5,533.3	55.5 years	$46.7	$5,387.8	55.1 years
Two-tier annuitization	6.3	33.3	63.1 years	6.2	33.4	62.2 years
ISWL account balance
adjustment	61.4	n/a	n/a	54.9	n/a	n/a
* NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2009 and 2008:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

7.      Borrowings

The aggregate carrying value of borrowings were as follows (in thousands):

	December 31,
	2009	2008
Surplus notes	$249,314	$249,296
Mortgage loans	33,116	33,369
VIE equity classes	6,250	6,250
FHLBI short-term notes	-	150,000
Total	$288,680	$438,915

Due in more than 1 to 5 years	$22,549
Due after 5 years	266,131
Total	$288,680

Surplus notes
On March 15, 1997, the Company issued 8.15% Surplus Notes (the “notes”) in the principal amount of $250.0 million due March 15, 2027.  The notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan Insurance law, for statutory reporting purposes, the notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.  The notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the notes was $20.4 million in each of 2009, 2008 and 2007.

Mortgage loans
At December 31, 2009 and 2008, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 7.1% for both years, with maturities through 2011 and 2016.  Interest paid totaled $2.2 million, $1.9 million and $1.2 million in 2009, 2008 and 2007, respectively.

VIE equity classes
Certain of the VIEs have “equity” classes issued in the form of non-investment grade debt maturing in 2013 and 2016.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  The outstanding principal amounts accrued interest at a weighted average interest rate of 5.0% and 8.9% at December 31, 2009 and 2008, respectively.  Interest paid on the notes in 2009, 2008 and 2007 totaled $409 thousand, $554 thousand and $384 thousand, respectively.

FHLBI short-term notes
Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year.  Interest rates were either fixed or variable and based on the FHLBI cost of funds or market rates.  Short-term notes averaged $77.4 million at an average interest rate of 0.3% in 2009 and $260.3 million at an average interest rate of 2.2% in 2008.  Jackson paid $0.3 million, $7.0 million and $92 thousand of interest on these notes during 2009, 2008 and 2007, respectively.  The short-term notes were collateralized by CMBS and other structured securities with a carrying value of $1,936.0 million and $2,090.0 million at December 31, 2009 and 2008, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

8. Reverse Repurchase Agreements

During 2009 and 2008, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $29.3 million and $7.0 million during 2009 and 2008, respectively, at weighted average interest rates of 0.2% and 2.9%, respectively.  There was no outstanding balance as of December 31, 2009 or 2008.  Interest paid totaled $0.1 million, $0.2 million and $0.7 million in 2009, 2008 and 2007, respectively.  The highest level of short-term borrowings at any month end was $250.0 million in 2009 and $50.0 million in 2008.

9.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.

Effective December 31, 2009, Jackson terminated the reinsurance agreement with PARC, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of DAC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

9.      Reinsurance (continued)

The effect of reinsurance on premiums was as follows (in thousands):

	2009	2008	2007
Direct premiums:
Life	$289,755	$314,096	$328,787
Accident and health	10,867	13,048	20,211
Plus reinsurance assumed:
Life	15,020	18,830	21,834
Accident and health	1,207	1,273	1,744
Less reinsurance ceded:
Life	(125,084)	(133,308)	(131,537)
Accident and health	(12,074)	(14,321)	(21,955)
Guaranteed annuity benefits	(64,460)	(29,457)	(28,784)
Total net premiums	$115,231	$170,161	$190,300

Premiums ceded for guaranteed annuity benefits included $44.4 million, $15.6 million and $17.2 million to PARC during 2009, 2008 and 2007, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2009	2008
Reserves:
Life	$851,802	$891,955
Accident and health	21,114	24,105
Guaranteed minimum income benefits	141,459	249,468
Guaranteed minimum death benefits	-	290,218
Other annuity benefits	27,525	29,516
Claims liability	89,595	27,166
Other	1,623	14,975
Total	$1,133,118	$1,527,403

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $50.0 million and $52.6 million at December 31, 2009 and 2008, respectively.  Reserves reinsured through PARC were $290.2 million at December 31, 2008.  The largest amount ceded to any reinsurer at December 31, 2009 totaled $341.6 million.

10.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Current tax expense (benefit)	$(227,312)	$(58,713)	$202,037
Deferred tax expense (benefit)	409,848	(113,368)	50,254

Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% for 2009, 2008 and 2007 as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Income taxes at statutory rate	$213,748	$(400,857)	$305,050
Dividends received deduction	(27,331)	(73,524)	(48,896)
Deferred tax asset valuation allowance	-	302,731	-
Other	(3,881)	(431)	(3,863)
Federal income tax expense (benefit)	$182,536	$(172,081)	$252,291

Effective tax rate	29.9%	15.0%	28.9%

Federal income taxes (recovered) paid were $(48.6) million, $69.0 million and $126.0 million in 2009, 2008 and 2007, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2009	2008
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,238,212	$1,122,067
Other-than-temporary impairments and other investment items	255,863	428,558
Deferred compensation	47,670	61,433
Net unrealized losses on available for sale securities	152,665	1,456,039
Other, net	114,307	52,402
Total gross deferred tax asset	1,808,717	3,120,499
Valuation allowance	-	(318,778)
Gross deferred tax asset, net of valuation allowance	1,808,717	2,801,721

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,618,547)	(1,768,108)
Other assets	(94,282)	(9,574)
Other, net	(6,210)	(29,165)
Total gross deferred tax liability	(1,719,039)	(1,806,847)

Net deferred tax asset	$89,678	$994,874

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

10.  Federal Income Taxes (continued)

During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income (loss), totaled $16.0 million.  During 2009, management determined that it is now more likely than not that the full tax benefit of the losses will be realized.  Since the reversal of the valuation allowance was due to unrealized gains in 2009, the valuation allowance was eliminated with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2009, the Company had no federal tax ordinary loss carryforwards as the entire current year federal tax ordinary loss can be carried back to prior years.

At December 31, 2009, the Company had federal tax capital loss carryforwards totaling $67.8 million, which expire in 2014.

In August, 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson does not agree with the assessment and plans to file a protest with the Appellate Division of the IRS.  No reserve is established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $27.3 million, $73.5 million and $48.9 million during 2009, 2008 and 2007, respectively.

During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of ASC 740-10.  The following table summarizes the changes in the Company’s unrecognized tax benefits, including interest, for the year ended December 31, 2009 and 2008 (in thousands).  There were no unrecognized tax benefits at December 31, 2007.

	2009	2008

Unrecognized tax benefit, beginning of period	$16,792	$-

Additions for tax positions identified in current year	-	19,171

Reduction of tax positions agreed with IRS	(16,792)	-

Reduction of tax positions of closed prior years	-	(2,379)

Unrecognized tax benefit, end of period	$-	$16,792

10.  Federal Income Taxes (continued)

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2009 and 2008 are approximately zero and $16.8 million, respectively.

Interest expense totaling $0.8 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2008 with none in 2009 and 2007.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2009, 2008 or 2007.

Using the information available as of December 31, 2009, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

11.  Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Accordingly, at December 31, 2009 and 2008 Jackson recorded accruals totaling $16.0 million and $31.0 million, respectively.  Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit.  This liability has been fully indemnified by ING Groep, N.V. (“ING”) and an indemnification receivable equal to the liability has been recorded in other assets.  The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $0.6 million and $2.2 million at December 31, 2009 and 2008, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments of solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2009 and 2008, the Company’s reserve for future state guaranty fund assessments was $24.9 million and $26.0 million, respectively.  The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $548.0 million at December 31, 2009.  Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $143.1 million and $3.7 million, respectively, at December 31, 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2009

11.  Commitments and Contingencies (continued)

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2009, Jackson recorded a liability of $8.5 million for future lease payments.  Lease expense was $20.6 million, $22.7 million and $17.1 million in 2009, 2008 and 2007, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

2010	$8,511
2011	8,969
2012	9,099
2013	9,346
2014	7,304
Thereafter	17,863
Total	$61,092

Jackson subleased office space under several operating leases that expired at various dates through 2009.  There is no future lease income to be received on the subleased property.  Lease income for the subleased property totaled $0.2 million in 2009 and $0.7 million per year in 2008 and 2007.

12.  Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2009, the adjusted earned surplus of Jackson National Life Insurance Company was $217.4 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2010, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $377.0 million.

The Company received capital contributions from its parent of $592.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively.  The capital contributions included $21.4 million, $34.1 million and $30.6 million in 2009, 2008 and 2007, respectively, from Brooke Life’s forgiveness of an intercompany tax liability.  Dividend payments from the Company to its parent were $250.0 million, $313.1 million and $246.0 million in 2009, 2008 and 2007, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2009 and 2008, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $373.6 million, $(623.4) million and $490.0 million in 2009, 2008 and 2007, respectively.

Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices.  One permitted practice allowed Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson was also required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) when determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance).  Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements.  In 2009, the permitted practice with respect to the interest rate swaps was renewed until October 1, 2010, while the other two expired October 1, 2009.  The total effect of these permitted practices was to increase statutory surplus by $188.4 million and $845.0 million at December 31, 2009 and 2008, respectively, and reduce authorized control level required capital by $81.5 million at December 31, 2008.  These permitted practices had no impact on statutory net income (loss).

13.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.8 million, $35.9 million and $34.1 million to PPM for investment advisory services during 2009, 2008 and 2007, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2009, 2008 and 2007 totaled $76.7 million, $57.4 million and $65.9 million, respectively.

Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $4.5 million, $5.1 million and $5.0 million of certain management and corporate services costs to these affiliates in 2009, 2008 and 2007, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2009 or 2008.  The highest outstanding loan balance during 2009 and 2008 was $10.0 million and $20.0 million, respectively.  Interest and commitment fees totaled $128 thousand, $177 thousand and $524 thousand during 2009, 2008 and 2007, respectively.

Beginning in June 2009, Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance at December 31, 2009.  The highest outstanding loan balance during 2009 was $1.4 million.  Interest and commitment fees totaled $35 thousand during 2009.

Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $19.2 million and $10.4 million in revenue associated with these services during 2009 and 2008, respectively.  This revenue is included in other income on the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services.

Short-term borrowings from Parent
During 2007, Jackson entered into an unsecured cash advance facility with Prudential.  The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand of interest on this loan during 2008 and 2007, respectively.

14.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $16.3 million, $12.1 million and $12.3 million in 2009, 2008 and 2007, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2009 and 2008, the liability for such plans totaled $136.3 million and $171.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $34.8 million, $(54.6) million and $18.4 million in 2009, 2008 and 2007,
14.	Benefit Plans (continued)

respectively.  Investment income (expense) on the mutual funds totaled $27.1 million, $(62.9) million and $15.0 million in 2009, 2008 and 2007, respectively.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated   by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable

3.

a.	General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a.
Specimen of the  Perspective  III Fixed  and  Variable  Annuity  Contract, incorporated by reference to the Registrant's  Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement, filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

h.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

i.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

j.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21,2001 (File Nos. 333-73850 and 811-08664).

k.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.	Form of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

m.	Form of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

n.
Specimen of the  Perspective  Focus Fixed and  Variable  Annuity  Contract, incorporated by reference to the Registrant's  Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

o.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the  Registrant's  Post-Effective  Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

q.	Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

r.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

s.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

t.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

u.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

v.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's  Post-Effective  Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Bonus and Annual  Step-up  Endorsement,  incorporated  by  reference to the Registrant's  Post-Effective  Amendment  No. 34,  filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

y.
Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual Step-up   Endorsement,   incorporated  by  reference  to  the  Registrant's Post-Effective  Amendment  No.  34,  filed on  February  2, 2007 (File Nos. 333-70472 and 811-08664).

z.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual Step-Up   Endorsement,   incorporated  by  reference  to  the  Registrant's Post-Effective  Amendment  No.  34,  filed on  February  2, 2007 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With Annual Step-Up  Endorsement,  incorporated by reference to the Registrant's Post-Effective  Amendment  No.  34,  filed on  February  2, 2007 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment  No. 34,  filed on  February  2, 2007 (File  Nos.  333-70472  and 811-08664).

cc.
Specimen  of the 5%  Guaranteed  Minimum  Withdrawal  Benefit  Endorsement, incorporated by reference to the Registrant's  Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen  of the  7%  Guaranteed  Minimum  Withdrawal  Benefit  With 5 Year     Step-Up   Endorsement,   incorporated  by  reference  to  the  Registrant's     Post-Effective  Amendment  No.  34,  filed on  February  2, 2007 (File Nos. 333-70472 and 811-08664).

ee.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up     Endorsement,  incorporated by reference to the Registrant's  Post-Effective     Amendment  No. 41,  filed on August  21,  2007  (File  Nos.  333-70472  and  811-08664).

gg.
Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment  No. 41,  filed on August  21,  2007  (File  Nos.  333-70472  and  811-08664).

hh.
Specimen of 5% For Life Guaranteed  Minimum  Withdrawal  Benefit With Bonus and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the Registrant's  Post-Effective  Amendment  No. 41,  filed on August 21,  2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Annual Step-Up   Endorsement,   incorporated  by  reference  to  the  Registrant's Post-Effective  Amendment  No.  41,  filed on August  21,  2007  (File Nos. 333-70472 and 811-08664).

jj.
Joint For Life Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-Up Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment  No. 41,  filed on August  21,  2007  (File  Nos.  333-70472  and 811-08664).

kk.
For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Bonus,  Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Bonus, Guaranteed  Withdrawal Balance  Adjustment and Annual Step-up  Endorsement,  incorporated by reference to the Registrant's  Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of  Guaranteed  Minimum  Withdrawal  Benefit  with 5-Year  Step-Up Endorsement,  incorporated by reference to the Registrant's  Post-effective Amendment  No. 46,  filed on  December  27, 2007 (File Nos.  333-70472  and 811-08664).

nn.
Specimen  of the For Life GMWB With bonus and Annual  Step-Up  Endorsement, incorporated by reference to the Registrant's  Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen  of the  Joint  For  Life  GMWB  With  Bonus  and  Annual  Step-Up Endorsement,  incorporated by reference to the Registrant's  Post-effective Amendment  No. 46,  filed on  December  27, 2007 (File Nos.  333-70472  and 811-08664).

pp.
Specimen  of the  Joint For Life GMWB  with  Bonus,  Guaranteed  Withdrawal Balance  Adjustment  and  Annual  Step-Up   Endorsement,   incorporated  by reference to the  Registrant's  Post-effective  Amendment  No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus and Annual  Step-Up  Endorsement,  incorporated  by  reference to the Registrant's  Post-effective  Amendment  No.  59,  filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the Registrant's  Post-effective  Amendment  No.  59,  filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed  Withdrawal  Balance  Adjustment  and Annual  Step-Up  (Freedom) Endorsement  (7587 01/09),  incorporated  by reference to the  Registrant's Post-effective  Amendment  No. 23,  filed on  December  31, 2008 (File Nos. 333-73850 and 811-08664).

tt.
Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus,  Guaranteed  Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom)  Endorsement  (7588  01/09),  incorporated  by  reference  to  the Registrant's  Post-effective  Amendment  No. 23, filed on December 31, 2008

(File Nos. 333-73850 and 811-08664).

uu.	Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), filed on September 24, 2009
(File Nos. 333-73850 and 811-08664).

vv.	Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), filed on September 24, 2009
(File Nos. 333-73850 and 811-08664).

ww.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed  Withdrawal  Balance  Adjustment and Annual  Step-Up  (LifeGuard Select(SM)) Endorsement (7617 09/09), filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

xx.
Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus,   Guaranteed   Withdrawal  Balance  Adjustment  and  Annual  Step-Up (LifeGuard Select With Joint Option) (7618 09/09), filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

5.

a.
Form of the  Perspective  Focus  Fixed and  Variable  Annuity  Application, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

b.
Form of the  Perspective  Focus  Fixed and  Variable  Annuity  Application, incorporated by reference to the Registrant's  Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-73850 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a.
Variable Annuity  Guaranteed Minimum Death Benefit  Reinsurance  Agreement, incorporated by reference to the Registrant's  Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-73850 and 811-08664).

b.
Variable Annuity  Guaranteed Minimum Death Benefit  Reinsurance  Agreement, incorporated by reference to the Registrant's  Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amendment  No.  15 to  the  Variable  Annuity  GMIB  Reinsurance  Agreement Effective  January 1, 2002 between Jackson National Life Insurance  Company and ACE Tempest Life  Reinsurance LTD, with effective date October 6, 2008, incorporated by reference to the Registrant's  Post-effective Amendment No. 23, filed on December 31, 2008 (File Nos. 333-73850 and 811-08664).

d.
Amendment  No.  16 to  the  Variable  Annuity  GMIB  Reinsurance  Agreement Effective  January 1, 2002 between Jackson National Life Insurance  Company and ACE Tempest Life  Reinsurance  LTD, with  effective date April 6, 2009, filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

e.
Amendment  No.  17 to  the  Variable  Annuity  GMIB  Reinsurance  Agreement Effective  January 1, 2002 between Jackson National Life Insurance  Company and ACE Tempest Life  Reinsurance  LTD, with  effective date April 6, 2009, filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

f.
Amendment  to  the  Variable  Annuity   Guaranteed  Minimum  Death  Benefit Reinsurance  Agreement  effective  December 31, 2002,  with  effective date December 31, 2008, filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

g.
Amendment to Variable Annuity Guaranteed Minimum Death Benefit  Reinsurance Agreement  effective  December  31,  2002,  with  effective  date March 31, 2009, filed on September 24, 2009(File Nos. 333-73850 and 811-08664).

h.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, attached hereto.

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable

12.              Not Applicable

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

John B. Banez	Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael Costello	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Assistant Vice President & Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Executive Vice President,
1 Corporate Way	Chief Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.	President, Chief Executive Officer,
1 Corporate Way	& Director
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot	Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

Ken Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

Alcona Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Berrien Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.	Holding Company Activities
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco 2)	Holding Company Activities
Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV	Holding Company Activities

Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.	Holding Company Activities

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.	Holding Company Activities

Brooke Holdings (UK)	United Kingdom	100% Brooke GP	Holding Company Activities
Limited

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC	Investment Related Company

Brooke Life Insurance	Michigan	100% Brooke Holdings LLC	Life Insurance
Company

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)	Holding Company Activities
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life	Investment Related Company
Insurance Company

Curian Capital, LLC	Michigan	100% Jackson National Life	Registered Investment
		Insurance Company	Adviser

Curian Clearing LLC	Michigan	100% Jackson National Life	Broker/Dealer
(formerly, BH Clearing		Insurance Company
LLC)

GCI Holding Corporation	Delaware	75.8% Jackson National Life	Holding Company/Jackson
		Insurance Company	Investment

Hermitage Management,	Michigan	100% Jackson National Life	Advertising Agency
LLC		Insurance Company

Holborn Delaware LLC	Delaware	100% Prudential Four Limited	Holding Company Activities

Horizon Capital Partners I,	Delaware	35.8% Jackson National Life	Jackson Investment
L.P.		Insurance Company

Hotel on Illinois Street, LLC	Indiana	100% Jackson National Life	Jackson Investment
Insurance Company

IFC Holdings, Inc.	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
d/b/a INVEST Financial		Inc.	Adviser
Corporation

Investment Centers of	North Dakota	100% IFC Holdings, Inc.	Broker/Dealer and Investment
America, Inc.			Adviser

JNL Investors Series Trust	Massachusetts	100% Jackson National Life	Investment Company
Insurance Company

Jackson Investment	Michigan	100% Brooke Holdings LLC	Investment Adviser
Management LLC

Jackson National Asset	Michigan	100% Jackson National Life	Investment Adviser and
Management, LLC		Insurance Company	Transfer Agent

Jackson National Life	Bermuda	100% Jackson National Life	Life Insurance
(Bermuda) Ltd.		Insurance Company

Jackson National Life	Delaware	100% Jackson National Life	Advertising/Marketing
Distributors, LLC		Insurance Company	Corporation and
Broker/Dealer

Jackson National Life	New York	100% Jackson National Life	Life Insurance
Insurance Company of New		Insurance Company
York

JNLI LLC	Delaware	100% Jackson National Life	Tuscany Notes
Insurance Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with	Investment Company
Jackson National Life Insurance
Company of New York

JNL Southeast Agency LLC	Michigan	100% Jackson National Life	Insurance Agency
Insurance Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate	Investment Company
Account I

Maple Road Warehouse,	Delaware	100% Jackson National Life	Jackson Investment
LLC		Insurance Company

Mercantile Equity Partners I LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

Mercantile Equity Partners III LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

National Planning	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
Corporation		Inc.	Adviser

National Planning Holdings,	Delaware	100% Brooke Holdings LLC	Holding Company Activities
Inc.

Nicole Finance Inc.	Delaware	100% Brooke GP	Holding Company Activities

Park Vista, LLC	Tennessee	100% Jackson	Jackson Investment

PGDS (US One) LLC	Delaware	100% Jackson National Life	Holding Company Activities
Insurance Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC	Holding Company Activities

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC	Investment Company
(Piedmont Notes)

Piedmont Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

PPM America Private	Delaware	54.27% Jackson National Life	Jackson Investment
Equity Fund LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund II, LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund III, LP		Insurance Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC	Holding Company
Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential Corporation	United Kingdom	100% Prudential Holdings Limited	Holding Company Activities
Holdings, Limited

Prudential Holdings Limited	Scotland	100% Prudential plc	Holding Company Activities

Prudential Four Limited	United Kingdom	98% Prudential Corporation	Holding Company
		Holdings, Limited	Activities
2% Prudential plc

Prudential (US Holdco 1)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		Limited	Activities

Prudential (US Holdco 2)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		BV	Activities

Prudential (US Holdco 3)	Netherlands	100% Prudential (US Holdco 2)	Holding Company
BV		BV	Activities

Prudential (US Holdco 1)	United Kingdom	76.72% Brooke LLC	Holding Company
Limited		23.28% Prudential Four Limited	Activities

Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware	Holding Company
Limited		LLC	Activities

Securities Lending Cash	Delaware	100% Jackson Funds	Investment Fund
Collateral Fund LLC

Securities Lending	Delaware	100% Jackson Funds	Investment Fund
Liquidating Fund LLC

SII Investments, Inc.	Wisconsin	100% National Planning Holdings,	Broker/Dealer and
		Inc.	Investment Adviser

Squire Reassurance	Michigan	100% Jackson National Life	Special Purpose Financial
Company LLC		Insurance Company	Captive Insurance Company

Squire Capital I LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

Squire Capital II LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

THMI, Inc.	Delaware	100% GCI Holding Corporation	Jackson Investment

Wynnefield Private Equity	Pennsylvania	99% Jackson National Life	Jackson Investment
Partners I, LP		Insurance Company

Item 27.   Number of Contract Owners as of March 1, 2010

           Qualified –  2,617
           Non-Qualified – 2,711

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

Robert R. Blanchette	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2010.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

        THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

Jackson National Life Insurance Company
(Depositor)

        THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER
April 30, 2010
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER
April 30, 2010
Michael A. Wells, Director

THOMAS J. MEYER
April 30, 2010
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER
April 30, 2010
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER
April 30, 2010
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on
January 4, 2010

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the  applications,  registration  statements,  and amendments,  with all exhibits and  requirements,  in accordance  with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment  Company Act of 1940.  This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL Separate Account III  (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS  WHEREOF,  the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer
and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President,
and Director

EXHIBIT LIST

Exhibit No.  Description

7h.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, attached hereto as EX 7h.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.          Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.